UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM ESG Short Duration Multi-Sector Bond Fund
Class A:
PGIGX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class A	$88	0.85%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.
MF250EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2022 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	5.53%	2.75% (5/25/2022)
Class A without sales charges	7.96%	3.71% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception da
te.

WHAT AR
E SO
ME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Short Duration Multi-Sector Bond Fund

SHARE CLASS	A
NASDAQ	PGIGX
CUSIP	74440B744
MF250EA

PGIM ESG Short Duration Multi-Sector Bond Fund
Class C:
PGIJX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class C	$ 167	1.61%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.
MF250EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2022 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	6.14%	2.94% (5/25/2022)
Class C without sales charges	7.14%	2.94% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class s
ince it h
as less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS
OF
10/31/2024?

Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Short Duration Multi-Sector Bond Fund

SHARE CLASS	C
NASDAQ	PGIJX
CUSIP	74440B736
MF250EC

PGIM ESG Short Duration Multi-Sector Bond Fund
Class Z:
PGIKX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class Z	$41	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.
MF250EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2022 to Octo ber 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class Z	8.34%	4.19% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requir ements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Short Duration Multi-Sector Bond Fund

SHARE CLASS	Z
NASDAQ	PGIKX
CUSIP	74440B728
MF250EZ

PGIM ESG Short Duration Multi-Sector Bond Fund
Class R6:
PGIPX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class R6	$33	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.
MF250ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2022 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class R6	8.53%	4.26% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less th an 10 fis
cal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Short Duration Multi-Sector Bond Fund

SHARE CLASS	R6
NASDAQ	PGIPX
CUSIP	74440B710
MF250ER6

PGIM ESG Total Return Bond Fund
Class A:
PAIWX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class A	$80	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.
MF246EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2021 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	8.71%	-3.08% (9/30/2021)
Class A without sales charges	12.36%	-2.04% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception ret ur
ns for the Index are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Total Return Bond Fund

SHARE CLASS	A
NASDAQ	PAIWX
CUSIP	74440B785
MF246EA

PGIM ESG Total Return Bond Fund
Class C:
PAIYX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class C	$159	1.50%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.
MF246EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2021 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	10.39%	-2.81% (9/30/2021)
Class C without sales charges	11.39%	-2.81% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than 10 fiscal yea rs of ret
urns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Total Return Bond Fund

SHARE CLASS	C
NASDAQ	PAIYX
CUSIP	74440B777
MF246EC

PGIM ESG Total Return Bond Fund
Class Z:
PAIZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class Z	$52	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.
MF246EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2021 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class Z	12.66%	-1.78% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measure
d fro
m the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Total Return Bond Fund

SHARE CLASS	Z
NASDAQ	PAIZX
CUSIP	74440B769
MF246EZ

PGIM ESG Total Return Bond Fund
Class R6:
PAJBX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class R6	$41	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.
MF246ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2021 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class R6	12.78%	-1.67% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than
10 fiscal y
ears of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG Total Return Bond Fund

SHARE CLASS	R6
NASDAQ	PAJBX
CUSIP	74440B751
MF246ER6

PGIM Short Duration Multi-Sector Bond Fund
Class A:
SDMAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852
or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class A	$67	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.
MF219EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.84%	1.52%	2.04%
Class A without sales charges	8.28%	1.98%	2.27%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	A
NASDAQ	SDMAX
CUSIP	74440B876
MF219EA

PGIM Short Duration Multi-Sector Bond Fund
Class C:
SDMCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class C	$156	1.50%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.
MF219EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.47%	1.12%	1.46%
Class C without sales charges	7.47%	1.12%	1.46%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	C
NASDAQ	SDMCX
CUSIP	74440B868
MF219EC

PGIM Short Duration Multi-Sector Bond Fund
Class Z:
SDMZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class Z	$41	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year
Index
during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.
MF219EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.65%	2.25%	2.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	Z
NASDAQ	SDMZX
CUSIP	74440B843
MF219EZ

PGIM Short Duration Multi-Sector Bond Fund
Class R6:
SDMQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class R6	$33	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.
MF219ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management
fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	8.74%	2.32%	2.61%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	R6
NASDAQ	SDMQX
CUSIP	74440B850
MF219ER6

PGIM Total Return Bond Fund
Class A:
PDBAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class A	$81	0.76%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.62%	-0.71%	1.65%
Class A without sales charges	12.28%	-0.05%	1.99%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	A
NASDAQ	PDBAX
CUSIP	74440B108
MF166EA

PGIM Total Return Bond Fund
Class C:
PDBCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class C	$159	1.50%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.46%	-0.79%	1.24%
Class C without sales charges	11.46%	-0.79%	1.24%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	C
NASDAQ	PDBCX
CUSIP	74440B306
MF166EC

PGIM Total Return Bond Fund
Class R:
DTBRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request this information by contacting us at
(800) 225-1852
or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R	$107	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.98%	-0.31%	1.73%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R
NASDAQ	DTBRX
CUSIP	74440B801
MF166ER

PGIM Total Return Bond Fund
Class Z:
PDBZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class Z	$52	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	12.51%	0.20%	2.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	Z
NASDAQ	PDBZX
CUSIP	74440B405
MF166EZ

PGIM Total Return Bond Fund
Class R2:
PDBRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R2	$94	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.15%	-0.19%	1.19% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.08%

Since Inception returns are provided for the share
clas
s since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/3
1
/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R2
NASDAQ	PDBRX
CUSIP	74440B819
MF166ER2

PGIM Total Return Bond Fund
Class R4:
PDBSX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R4	$68	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.43%	0.06%	1.44% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.08%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of return
s.
Since Inception returns for the Index are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R4
NASDAQ	PDBSX
CUSIP	74440B793
MF166ER4

PGIM Total Return Bond Fund
Class R6:
PTRQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R6	$41	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.
MF166ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.71%	0.31%	2.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS
OF
10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R6
NASDAQ	PTRQX
CUSIP	74440B884
MF166ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $283,059 and $267,438, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6	– Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items	7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17

PGIM ESG Short Duration Multi-Sector Bond Fund

PGIM ESG Total Return Bond Fund

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM ESG Short Duration Multi-Sector Bond Fund	4

PGIM ESG Total Return Bond Fund	39

PGIM Short Duration Multi-Sector Bond Fund	77

PGIM Total Return Bond Fund	170

Notes to Financial Statements	396

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ACE—Adjusted Current Earnings

AID—Agency for International Development

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

COP—Certificates of Participation

CS—Credit Suisse Securities (USA) LLC

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IG—Investment Grade

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSC—Morgan Stanley & Co. LLC

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 100.3%

ASSET-BACKED SECURITIES 19.6%

Automobiles 0.4%

Avis Budget Rental Car Funding AESOP LLC,
Series 2023-08A, Class A, 144A	6.020%	02/20/30		100	$103,438

Collateralized Loan Obligations 18.5%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	6.177(c)	04/28/37		250	251,254
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.867(c)	07/20/37		250	251,023
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	01/20/32		247	247,325
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.889(c)	10/20/31		213	213,498
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.388(c)	05/22/32	EUR	245	266,524
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37		250	250,000
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	250	273,044
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.834(c)	07/18/30		87	86,862
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.132(c)	04/18/37		250	250,492
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.537(c)	07/20/37		250	250,668
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.929(c)	04/20/31		96	96,479

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979%(c)	07/20/30		46	$46,356
Pikes Peak CLO (Cayman Islands),
Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.533(c)	05/18/34		250	250,355
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/31		109	108,938
Regatta Funding Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.046(c)	10/15/37		250	250,846
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	01/20/35		250	250,053
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.517(c)	01/20/36		250	251,617
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.494(c)	05/07/31		139	139,178
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.957(c)	04/25/34		250	250,248
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.187(c)	07/20/37		250	251,274
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.856(c)	07/15/34		250	252,424
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.784(c)	04/15/37	EUR	250	273,207
Vendome Funding CLO DAC (Ireland),
Series 01A, Class BR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.919(c)	07/20/34	EUR	250	270,406
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.009(c)	07/17/31		103	103,081

					5,135,152

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 5

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.7%

PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.028%(c)	12/25/27	200	$200,892

TOTAL ASSET-BACKED SECURITIES (cost $5,400,855)				5,439,482

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.4%
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	342	327,742
Series 2022-BNK44, Class A5	5.744(cc)	11/15/55	230	240,659
BANK5 Trust,
Series 2024-05YR06, Class A3	6.225	05/15/57	150	156,526
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	238,369
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4	2.763	09/15/52	250	226,861
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.100(c)	05/15/35	188	184,856
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.150(cc)	07/25/26	5,943	89,524
Series K104, Class X1, IO	1.112(cc)	01/25/30	4,817	223,780
GS Mortgage Securities Trust,
Series 2019-GSA01, Class A3	2.794	11/10/52	195	178,539
ONE Mortgage Trust,
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%) 6.018(c)		03/15/36	300	287,438
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.168(c)	01/15/36	150	139,875
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	456	428,339
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class A4	2.343	04/15/54	200	170,890

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,850,688)				2,893,398

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 34.5%

Aerospace & Defense 0.2%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	25	$24,884
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	26	26,032

				50,916

Airlines 0.7%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	25	24,732
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	105	103,376
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	75	73,688

				201,796

Auto Manufacturers 1.6%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	200	196,173
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	135	123,771
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes	5.275	07/13/26	130	131,878

				451,822

Auto Parts & Equipment 0.2%

Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	15	15,337
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	50	46,265

				61,602

Banks 10.3%

Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	265,151
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	135	132,150
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	155,328
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	90	88,166

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 7

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	20	$20,878
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	25	27,023
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	145	136,588
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	126,473
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50	50,313
HDFC Bank Ltd. (India),
Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	190,322
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,377
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	330	285,939
Sr. Unsec’d. Notes	6.070(ff)	10/22/27	100	102,445
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	17,797
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	200	188,288
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	205,602
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	125	118,281
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	268,029
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	50	51,087
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	130	134,618
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	185	188,448
U.S. Bancorp,
Sr. Unsec’d. Notes	5.775(ff)	06/12/29	80	82,280

				2,845,583

Building Materials 0.1%

Owens Corning,
Sr. Unsec’d. Notes	5.500	06/15/27	25	25,488

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.7%

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000%	06/01/29	30	$26,660
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	25	24,100
Carriage Services, Inc.,
Gtd. Notes, 144A	4.250	05/15/29	25	22,921
Dcli Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	10	10,171
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28	80	79,781
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	25	25,386

				189,019

Computers 1.1%

CA Magnum Holdings (India),
Sr. Sec’d. Notes	5.375	10/31/26	200	196,250
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450	09/25/26	45	44,799
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	24,125
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	29,730

				294,904

Distribution/Wholesale 0.3%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	100	92,380

Diversified Financial Services 0.5%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,169
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,729
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	20	20,306
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/25/25	25	25,156

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 9

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550%	01/15/30	20	$20,485
OneMain Finance Corp.,
Gtd. Notes	6.625	05/15/29	15	15,000

				148,845

Electric 2.3%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	70	70,180
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	5.200	10/01/28	80	81,510
Commonwealth Edison Co.,
First Mortgage	2.200	03/01/30	40	35,158
Connecticut Light & Power Co. (The),
First Mortgage, Series A	2.050	07/01/31	35	29,455
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes	4.375	06/18/26(d)	200	118,166
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	5.749	09/01/25	135	136,032
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	4.300	05/15/28	135	133,854
Southern California Edison Co.,
First Mortgage	2.850	08/01/29	25	22,989

				627,344

Engineering & Construction 0.1%

TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	25	22,898

Entertainment 0.6%

Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	175	168,492

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31	10	10,291

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods 0.7%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500%	02/15/28		25	$25,429
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		50	48,508
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	100	127,056

					200,993

Gas 0.1%

NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29		30	30,406

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5	4,680

Healthcare-Services 1.4%

Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31(a)		270	230,450
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31		125	125,708
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		25	22,996
Sutter Health,
Unsec’d. Notes	5.164	08/15/33		22	22,133

					401,287

Home Builders 0.4%

M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		25	24,173
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,138
Gtd. Notes, 144A	6.625	07/15/27		25	24,783
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28		25	24,843

					98,937

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 11

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375%	05/15/30	10	$10,054

Insurance 0.5%

Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	130	131,950

Iron/Steel 0.3%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	50	50,366
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	20	20,069

				70,435

Leisure Time 0.0%

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	15	14,898

Machinery-Diversified 0.1%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	25	26,839

Media 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.908	07/23/25	29	28,966
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,605
Gtd. Notes	7.375	07/01/28	25	18,307
Gtd. Notes	7.750	07/01/26	25	21,122
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	52,637
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $20,500; purchased 05/08/23)	5.125	02/15/27	25	22,125

				159,762

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.2%

Novelis Corp.,
Gtd. Notes, 144A	3.250%	11/15/26	50	$48,084

Multi-National 2.6%

Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, GMTN	4.500	05/15/26	140	140,456
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN	1.375	04/20/28	310	281,960
International Development Association (Supranational Bank),
Sr. Unsec’d. Notes, EMTN	4.875	11/01/28	300	307,229

				729,645

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.100	03/01/30	35	34,756

Oil & Gas 1.7%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	300	262,020
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A	6.450	03/05/34	200	204,024

				466,044

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes	6.000	06/15/29	50	50,785

Pharmaceuticals 0.2%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	25	22,716
Gtd. Notes, 144A	6.125	08/01/28	25	24,654

				47,370

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 13

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 0.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	25	$24,407
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	15	15,559
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	24,895
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	100	98,845
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	70	70,463

				234,169

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	25	24,298

Real Estate Investment Trusts (REITs) 0.8%

American Tower Corp.,
Sr. Unsec’d. Notes	3.375	10/15/26	80	78,044
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.250	08/01/26	25	23,660
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	50	47,587
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	20	20,221
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	50	48,396

				217,908

Retail 0.8%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.125	06/15/29	25	25,327
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	25	26,610

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000%	06/01/30		50	$54,607
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	119,557

					226,101

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		20	19,481
Sr. Unsec’d. Notes	5.050	07/12/29		95	95,832

					115,313

Telecommunications 3.0%

Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28		50	49,179
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR	125	147,310
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		75	60,153
Sec’d. Notes, 144A	4.875	06/15/29		25	21,381
Sr. Sec’d. Notes, 144A	10.500	04/15/29		25	27,867
Sr. Sec’d. Notes, 144A	11.000	11/15/29		10	11,750
T-Mobile USA, Inc.,
Gtd. Notes	5.050	07/15/33		140	139,367
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.875	02/08/29		150	145,124
Sr. Unsec’d. Notes	5.050	05/09/33		120	120,147
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	100	114,245

					836,523

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 15

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.5%

RXO, Inc.,
Gtd. Notes, 144A	7.500%	11/15/27	100	$103,835
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	25	25,381

				129,216

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	50	50,552

Water 0.1%

American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/28	25	24,154

TOTAL CORPORATE BONDS (cost $9,513,766)				9,576,539

FLOATING RATE AND OTHER LOANS 0.1%

Telecommunications

Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29	15	15,259
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30	15	15,350

TOTAL FLOATING RATE AND OTHER LOANS (cost $29,438)				30,609

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.8%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.707(c)	01/25/42	200	202,000
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.257(c)	02/25/42	200	204,516

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.757%(c)	04/25/42	100	$103,447

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $492,276)				509,963

SOVEREIGN BONDS 1.2%
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25	200	198,437
Province of Ontario (Canada),
Sr. Unsec’d. Notes	1.050	04/14/26	150	142,784

TOTAL SOVEREIGN BONDS (cost $341,128)				341,221

U.S. GOVERNMENT AGENCY OBLIGATIONS 10.2%
Federal Home Loan Mortgage Corp.	2.500	04/01/51	40	33,733
Federal Home Loan Mortgage Corp.	3.000	07/01/46	81	72,678
Federal Home Loan Mortgage Corp.	3.000	02/01/52	101	87,286
Federal Home Loan Mortgage Corp.	3.500	10/01/45	210	192,842
Federal Home Loan Mortgage Corp.	3.500	09/01/46	475	435,846
Federal Home Loan Mortgage Corp.	5.500	11/01/52	232	230,185
Federal Home Loan Mortgage Corp.	5.500	12/01/52	146	144,614
Federal Home Loan Mortgage Corp.	6.000	04/01/53	239	240,470
Federal National Mortgage Assoc.	2.000	02/01/36	407	364,057
Federal National Mortgage Assoc.	2.000	11/01/50	185	148,276
Federal National Mortgage Assoc.	2.500	09/01/50	173	145,119
Federal National Mortgage Assoc.	2.500	06/01/51	198	164,856
Federal National Mortgage Assoc.	4.000	06/01/52	150	138,319
Federal National Mortgage Assoc.	4.500	TBA	250	237,326
Government National Mortgage Assoc.	2.000	10/20/50	224	183,218

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,806,632)				2,818,825

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Notes	0.375	12/31/25	955	912,846
U.S. Treasury Notes	0.375	01/31/26	1,275	1,215,234
U.S. Treasury Notes	0.500	02/28/26	1,465	1,394,211
U.S. Treasury Notes(k)	0.750	03/31/26	910	866,811

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 17

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.750%	05/31/26	1,015	$961,633

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,327,153)				5,350,735

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.2%
PGIM AAA CLO ETF (cost $865,955)(wa)			16,988	871,144

TOTAL LONG-TERM INVESTMENTS (cost $27,627,891)				27,831,916

SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUNDS 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wa)			401,100	401,100
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $10,594; includes $10,560 of cash collateral for securities on loan)(b)(wa)			10,599	10,594

TOTAL AFFILIATED MUTUAL FUNDS (cost $411,694)				411,694

OPTIONS PURCHASED*~ 0.0% (cost $588)				1,117

TOTAL SHORT-TERM INVESTMENTS (cost $412,282)				412,811

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.8% (cost $28,040,173)				28,244,727

OPTIONS WRITTEN*~ (0.0)% (premiums received $156)				(705)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.8% (cost $28,040,017)				28,244,022
Liabilities in excess of other assets(z) (1.8)%				(508,030)

NET ASSETS 100.0%				$27,735,992

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,325; cash collateral of $10,560 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	5.500%	TBA	12/12/24	$(250)	$(247,507)
Federal National Mortgage Assoc.	6.000%	TBA	11/14/24	(125)	(125,797)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $377,065)					$(373,304)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	400	$139
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	270	172

Total OTC Traded (cost $588)							$311

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 19

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.900%	285	$109
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/4.900%	285	6
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/4.900%	3.84%(A)	285	691

Total OTC Swaptions (cost $0)								$806

Total Options Purchased (cost $588)								$1,117

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	400	$(25)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	270	(43)

Total OTC Traded (premiums received $156)							$(68)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.900%	2.52%(A)	570	$(100)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/4.900%	3.24%(A)	570	(1)
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/4.900%	570	(536)

Total OTC Swaptions (premiums received $0)								$(637)

Total Options Written (premiums received $156)								$(705)

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
59	2 Year U.S. Treasury Notes	Dec. 2024	$12,150,773	$(101,113)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	251,250	(21,668)

				(122,781)

Short Positions:
2	3 Month CME SOFR	Dec. 2024	476,125	(229)
2	3 Month CME SOFR	Mar. 2025	478,100	796
2	3 Month CME SOFR	Jun. 2025	479,675	1,547
9	5 Year U.S. Treasury Notes	Dec. 2024	965,109	17,863
21	10 Year U.S. Treasury Notes	Dec. 2024	2,319,844	67,352
4	10 Year U.S. Ultra Treasury Notes	Dec. 2024	455,000	18,432
2	20 Year U.S. Treasury Bonds	Dec. 2024	235,938	11,091
8	CBOE iBoxx iShares USD Investment Grade Corporate Bond Index	Dec. 2024	1,096,080	34,976

				151,828

				$29,047

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	CITI	GBP	100	$129,507	$128,475	$—	$(1,032)
Euro,
Expiring 11/05/24	BNP	EUR	8	8,823	8,572	—	(251)
Expiring 11/05/24	SSB	EUR	1,372	1,485,993	1,493,075	7,082	—

				$1,624,323	$1,630,122	7,082	(1,283)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	CITI	GBP	100	$133,435	$128,475	$4,960	$—
Expiring 12/03/24	CITI	GBP	100	129,503	128,469	1,034	—
Euro,
Expiring 11/05/24	GSI	EUR	26	28,635	27,783	852	—

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 21

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/05/24	SSB	EUR	1,355	$1,511,602	$1,473,864	$37,738	$—
Expiring 12/03/24	SSB	EUR	1,372	1,487,700	1,494,753	—	(7,053)

				$3,290,875	$3,253,344	44,584	(7,053)

						$51,666	$(8,336)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 50	$3	$(17)	$20	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 15	1	(5)	6	BARC

				$4	$(22)	$26

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		30	0.289%	$273	$245	$28	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		30	0.239%	290	248	42	GSI
Morgan Stanley	12/20/25	1.000%(Q)		30	0.254%	285	245	40	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	50	0.189%	21	11	10	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.189%	6	3	3	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.189%	6	4	2	DB
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	35	0.242%	12	17	(5)	BARC

						$893	$773	$120

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
848	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/4.900%	$—	$(1,235)	$(1,235)
1,060	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/4.900%	—	221	221
1,917	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/4.900%	—	(2)	(2)
1,660	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/4.900%	—	4,364	4,364
1,980	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/4.900%	162	(1,322)	(1,484)

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 23

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,320	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.900%	$—	$(5,061)	$(5,061)
850	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.900%	—	(5,601)	(5,601)
185	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.900%	34	(2,456)	(2,490)
2,220	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.900%	699	23,395	22,696
1,380	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.900%	(1,467)	(18,788)	(17,321)
45	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.900%	20,541	19,285	(1,256)

				$19,969	$12,800	$(7,169)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$773	$(22)	$151	$(5)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$378,158
JPM	—	309,575

Total	$—	$687,733

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$103,438	$—
Collateralized Loan Obligations	—	5,135,152	—
Other	—	200,892	—
Commercial Mortgage-Backed Securities	—	2,893,398	—
Corporate Bonds	—	9,576,539	—
Floating Rate and Other Loans	—	30,609	—
Residential Mortgage-Backed Securities	—	509,963	—
Sovereign Bonds	—	341,221	—
U.S. Government Agency Obligations	—	2,818,825	—
U.S. Treasury Obligations	—	5,350,735	—
Affiliated Exchange-Traded Fund	871,144	—	—
Short-Term Investments
Affiliated Mutual Funds	411,694	—	—
Options Purchased	—	1,117	—

Total	$1,282,838	$26,961,889	$—

Liabilities
Options Written	$—	$(705)	$—

Other Financial Instruments*
Assets
Futures Contracts	$152,057	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	51,666	—
OTC Credit Default Swap Agreements	—	897	—
Centrally Cleared Interest Rate Swap Agreements	—	27,281	—

Total	$152,057	$79,844	$—

Liabilities
Forward Commitment Contracts	$—	$(373,304)	$—
Futures Contracts	(123,010)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(8,336)	—
Centrally Cleared Interest Rate Swap Agreements	—	(34,450)	—

Total	$(123,010)	$(416,090)	$—

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 25

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

U.S. Treasury Obligations	19.3%
Collateralized Loan Obligations	18.5
Commercial Mortgage-Backed Securities	10.4
Banks	10.3
U.S. Government Agency Obligations	10.2
Affiliated Exchange-Traded Fund	3.2
Telecommunications	3.1
Multi-National	2.6
Electric	2.3
Residential Mortgage-Backed Securities	1.8
Oil & Gas	1.7
Auto Manufacturers	1.6
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	1.5
Healthcare-Services	1.4
Sovereign Bonds	1.2
Computers	1.1
Pipelines	0.8
Retail	0.8
Real Estate Investment Trusts (REITs)	0.8
Airlines	0.7
Foods	0.7
Other	0.7
Commercial Services	0.7
Entertainment	0.6
Media	0.6
Diversified Financial Services	0.5
Insurance	0.5
Transportation	0.5
Semiconductors	0.4

Automobiles	0.4%
Home Builders	0.4
Distribution/Wholesale	0.3
Iron/Steel	0.3
Auto Parts & Equipment	0.2
Aerospace & Defense	0.2
Packaging & Containers	0.2
Trucking & Leasing	0.2
Mining	0.2
Pharmaceuticals	0.2
Office/Business Equipment	0.1
Gas	0.1
Machinery-Diversified	0.1
Building Materials	0.1
Real Estate	0.1
Water	0.1
Engineering & Construction	0.1
Leisure Time	0.0	*
Environmental Control	0.0	*
Housewares	0.0	*
Healthcare-Products	0.0	*
Options Purchased	0.0	*

	101.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$773		Premiums received for OTC swap agreements	$22
Credit contracts	Unrealized appreciation on OTC swap agreements	151		Unrealized depreciation on OTC swap agreements	5
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	51,666		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,336
Interest rate contracts	Due from/to broker-variation margin futures	152,057	*	Due from/to broker-variation margin futures	123,010	*
Interest rate contracts	Due from/to broker-variation margin swaps	27,281	*	Due from/to broker-variation margin swaps	34,450	*
Interest rate contracts	Unaffiliated investments	1,117		Options written outstanding, at value	705

		$233,045			$166,528

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 27

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$21,745
Foreign exchange contracts	—	(53,516)	—
Interest rate contracts	(191,142)	—	6,479

Total	$(191,142)	$(53,516)	$28,224

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$8,987
Foreign exchange contracts	—	—	—	42,639	—
Interest rate contracts	529	(549)	(69,337)	—	968

Total	$529	$(549)	$(69,337)	$42,639	$9,955

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 118
Options Written (2)	476,000
Futures Contracts - Long Positions (2)	12,855,471
Futures Contracts - Short Positions (2)	6,268,514
Forward Foreign Currency Exchange Contracts - Purchased (3)	1,105,064
Forward Foreign Currency Exchange Contracts - Sold (3)	2,169,663
Interest Rate Swap Agreements (2)	10,988,000
Credit Default Swap Agreements - Buy Protection (2)	28,210
Credit Default Swap Agreements - Sell Protection (2)	346,334
Total Return Swap Agreements (2)	240,000

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$10,325	$(10,325)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$70	$(27)	$43	$—	$43
BNP	—	(251)	(251)	—	(251)
CITI	6,103	(1,132)	4,971	—	4,971
DB	6	—	6	—	6
GSI	1,700	—	1,700	—	1,700
JPM	1,008	(605)	403	—	403
SSB	44,820	(7,053)	37,767	—	37,767

	$53,707	$(9,068)	$44,639	$—	$44,639

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 29

PGIM ESG Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $10,325:
Unaffiliated investments (cost $26,762,524)	$26,961,889
Affiliated investments (cost $1,277,649)	1,282,838
Foreign currency, at value (cost $23,374)	23,174
Receivable for investments sold	403,601
Dividends and interest receivable	176,784
Unrealized appreciation on OTC forward foreign currency exchange contracts	51,666
Due from Manager	7,758
Due from broker—variation margin futures	4,973
Due from broker—variation margin swaps	846
Premiums paid for OTC swap agreements	773
Unrealized appreciation on OTC swap agreements	151
Prepaid expenses	1,299

Total Assets	28,915,752

Liabilities

Payable for investments purchased	564,753
Forward commitment contracts, at value (proceeds receivable $377,065)	373,304
Dividends payable	117,455
Audit fee payable	70,842
Accrued expenses and other liabilities	30,974
Payable to broker for collateral for securities on loan	10,560
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,336
Payable for Fund shares purchased	1,696
Directors’ fees payable	856
Options written outstanding, at value (premiums received $156)	705
Distribution fee payable	147
Affiliated transfer agent fee payable	105
Premiums received for OTC swap agreements	22
Unrealized depreciation on OTC swap agreements	5

Total Liabilities	1,179,760

Net Assets	$27,735,992

Net assets were comprised of:
Common stock, at par	$2,807
Paid-in capital in excess of par	27,970,860
Total distributable earnings (loss)	(237,675)

Net assets, October 31, 2024	$27,735,992

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($630,069 ÷ 63,769 shares of common stock issued and outstanding)	$9.88
Maximum sales charge (2.25% of offering price)	0.23

Maximum offering price to public	$10.11

Class C

Net asset value, offering price and redemption price per share, ($30,677 ÷ 3,106 shares of common stock issued and outstanding)	$9.88

Class Z

Net asset value, offering price and redemption price per share, ($585,752 ÷ 59,277 shares of common stock issued and outstanding)	$9.88

Class R6

Net asset value, offering price and redemption price per share, ($26,489,494 ÷ 2,681,117 shares of common stock issued and outstanding)	$9.88

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 31

PGIM ESG Short Duration Multi-Sector Bond Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,530,424
Affiliated dividend income	22,479
Affiliated income from securities lending, net	22

Total income	1,552,925

Expenses
Management fee	87,136
Distribution fee(a)	1,299
Registration fees(a)	70,882
Audit fee	70,842
Custodian and accounting fees	39,834
Professional fees	39,507
Shareholders’ reports	21,860
Fund data services	21,262
Directors’ fees	10,037
Transfer agent’s fees and expenses (including affiliated expense of $503)(a)	1,671
Miscellaneous	7,799

Total expenses	372,129
Less: Fee waiver and/or expense reimbursement(a)	(280,781)

Net expenses	91,348

Net investment income (loss)	1,461,577

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	92,665
Futures transactions	(191,142)
Forward currency contract transactions	(53,516)
Swap agreement transactions	28,224
Foreign currency transactions	39,132

(84,637)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,189)	846,819
Futures	(69,337)
Forward currency contracts	42,639
Options written	(549)
Swap agreements	9,955
Foreign currencies	(302)

829,225

Net gain (loss) on investment and foreign currency transactions	744,588

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,206,165

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,187	112	—	—
Registration fees	17,368	17,168	20,168	16,178
Transfer agent’s fees and expenses	916	48	620	87
Fee waiver and/or expense reimbursement	(20,568)	(17,260)	(23,947)	(219,006)

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,461,577	$1,086,589
Net realized gain (loss) on investment and foreign currency transactions	(84,637)	(319,046)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	829,225	414,813

Net increase (decrease) in net assets resulting from operations	2,206,165	1,182,356

Dividends and Distributions
Distributions from distributable earnings
Class A	(22,718)	(14,822)
Class C	(446)	(803)
Class Z	(23,822)	(7,326)
Class R6	(1,399,619)	(1,161,438)

	(1,446,605)	(1,184,389)

Fund share transactions
Net proceeds from shares sold	542,953	434,972
Net asset value of shares issued in reinvestment of dividends and distributions	275,164	1,184,371
Cost of shares purchased	(86,422)	(52,689)

Net increase (decrease) in net assets from Fund share transactions	731,695	1,566,654

Total increase (decrease)	1,491,255	1,564,621

Net Assets:

Beginning of year	26,244,737	24,680,116

End of year	$27,735,992	$26,244,737

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 33

PGIM ESG Short Duration Multi-Sector Bond Fund

Financial Highlights

Class A Shares
				May 25, 2022(a)
	Year Ended October 31,			through October 31,

	2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.37		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27	0.03		(0.41)
Total from investment operations	0.75	0.40		(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.40)		(0.12)
Tax return of capital distributions	-	-		(-	)(c)
Total dividends and distributions	(0.47)	(0.40)		(0.12)
Net asset value, end of period	$9.88	$9.60		$9.60
Total Return(d):	7.96%	4.18%		(2.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$630	$401		$284
Average net assets (000)	$475	$356		$57
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85%	0.87	%(f)	0.85	%(g)
Expenses before waivers and/or expense reimbursement	5.18%	8.95%		48.86	%(g)
Net investment income (loss)	4.84%	3.79%		3.09	%(g)
Portfolio turnover rate(h)(i)	118%	69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Financial Highlights  (continued)

Class C Shares
					May 25, 2022(a)
	Year Ended October 31,				through October 31,

	2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.29		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28		0.03		(0.40)
Total from investment operations	0.68		0.32		(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.32)		(0.09)
Tax return of capital distributions	-		-		(-	)(c)
Total dividends and distributions	(0.40)		(0.32)		(0.09)
Net asset value, end of period	$9.88		$9.60		$9.60
Total Return(d):	7.14%		3.40%		(3.13)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31		$24		$23
Average net assets (000)	$11		$24		$24
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.61	%(f)	1.62	%(f)	1.60	%(g)
Expenses before waivers and/or expense reimbursement	156.13%		109.48%		115.44	%(g)
Net investment income (loss)	4.04%		2.96%		2.02	%(g)
Portfolio turnover rate(h)(i)	118%		69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund  35

PGIM ESG Short Duration Multi-Sector Bond Fund

Financial Highlights  (continued)

Class Z Shares
				May 25, 2022(a)
	Year Ended October 31,			through October 31,

	2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.61	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.52	0.46		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27	(0.01	)(c)	(0.38)
Total from investment operations	0.79	0.45		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.52)	(0.44)		(0.14)
Tax return of capital distributions	-	-		(-	)(d)
Total dividends and distributions	(0.52)	(0.44)		(0.14)
Net asset value, end of period	$9.88	$9.61		$9.60
Total Return(e):	8.34%	4.76%		(2.62)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$586	$294		$10
Average net assets (000)	$455	$145		$10
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.39%	0.42	%(g)	0.39	%(h)
Expenses before waivers and/or expense reimbursement	5.66%	18.83%		270.85	%(h)
Net investment income (loss)	5.29%	4.74%		2.72	%(h)
Portfolio turnover rate(i)(j)	118%	69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes certain non-recurring expenses of 0.03%, which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund

Financial Highlights  (continued)

(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund  37

PGIM ESG Short Duration Multi-Sector Bond Fund

Financial Highlights  (continued)

Class R6 Shares
				May 25, 2022(a)
	Year Ended October 31,			through October 31,

	2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.53	0.41		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27	0.04		(0.38)
Total from investment operations	0.80	0.45		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.52)	(0.45)		(0.14)
Tax return of capital distributions	-	-		(-	)(c)
Total dividends and distributions	(0.52)	(0.45)		(0.14)
Net asset value, end of period	$9.88	$9.60		$9.60
Total Return(d):	8.53%	4.73%		(2.59)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$26,489	$25,525		$24,362
Average net assets (000)	$26,289	$25,064		$24,653
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.32%	0.34	%(f)	0.32	%(g)
Expenses before waivers and/or expense reimbursement	1.15%	1.29%		1.32	%(g)
Net investment income (loss)	5.38%	4.25%		2.79	%(g)
Portfolio turnover rate(h)(i)	118%	69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 100.1%

ASSET-BACKED SECURITIES 13.9%

Automobiles 0.8%

Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$97,248
Series 2024-01A, Class A, 144A	5.360	06/20/30		100	101,108

					198,356

Collateralized Loan Obligations 12.3%

Anchorage Capital Europe CLO DAC (Ireland),
Series 01A, Class A2R, 144A	1.000	01/15/31	EUR	383	414,467
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.109(c)	10/20/34		250	250,162
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.729(c)	10/20/34		250	251,048
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.889(c)	10/20/31		213	213,498
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433(c)	05/17/31		386	386,637
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34		535	535,695
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	04/20/31		213	213,705
Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.464(c)	04/15/31	EUR	250	267,852
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.834(c)	07/18/30		174	173,723
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.768(c)	10/15/34		250	250,296

					2,957,083

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 39

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.8%

OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950%	06/16/36	100	$90,825
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	104,599

				195,424

TOTAL ASSET-BACKED SECURITIES (cost $3,362,411)				3,350,863

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.5%
BANK,
Series 2020-BN25, Class A4	2.399	01/15/63	600	535,503
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	486,116
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2	2.320	03/15/53	600	517,602
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.150(cc)	07/25/26	5,322	80,171
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	277	264,347
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A4	2.322	10/15/54	500	422,428

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,627,755)				2,306,167

CORPORATE BONDS 46.9%

Aerospace & Defense 0.4%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	85	85,106

Airlines 0.6%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	95	93,531
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	55	55,369

				148,900

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 0.3%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	25	$20,935
Sr. Unsec’d. Notes	4.750	01/15/43	20	16,165
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	40	40,276

				77,376

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	25	23,133

Banks 11.3%

Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	130	131,289
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	286,917
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	200	191,181
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	50	51,403
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	239,649
Sub. Notes	5.827(ff)	02/13/35	15	15,128
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,878
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	293,112
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,377
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	124,273
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	289,389
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	10	10,538
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	200	188,288
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	205,602
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	339,700

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 41

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582%(ff)	06/12/29	40	$40,869
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	45	45,211
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	10	11,112
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	191,254
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,496
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	10	10,721

				2,737,387

Biotechnology 0.3%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	80	80,159

Building Materials 0.9%

Owens Corning,
Sr. Unsec’d. Notes	3.950	08/15/29	220	210,913

Chemicals 0.1%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	25	21,692

Commercial Services 2.3%

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	186,902
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	25	24,099
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46	75	62,890
Gtd. Notes, 144A	4.900	05/01/33	20	19,792
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	74,660
Unsec’d. Notes	3.959	07/01/38	50	46,203

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Trustees of Boston University,
Sec’d. Notes, Series CC	4.061%	10/01/48	100	$85,694
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	54	52,988

				553,228

Computers 1.0%

CA Magnum Holdings (India),
Sr. Sec’d. Notes	5.375	10/31/26	200	196,250
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	24,125
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	29,730

				250,105

Diversified Financial Services 0.6%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	20,935
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	20	22,222
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	60	58,622
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	23,077
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	7.875	12/15/29	15	15,733

				140,589

Electric 3.0%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	70	70,181
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.200	04/15/25	115	114,003
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	205,812
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	4.300	05/15/28	115	114,023

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 43

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PECO Energy Co.,
First Mortgage	4.900%	06/15/33		135	$134,496
First Mortgage	5.250	09/15/54		5	4,902
Public Service Electric & Gas Co.,
First Mortgage	5.200	08/01/33		80	81,591

					725,008

Engineering & Construction 1.6%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic),
Sr. Sec’d. Notes, 144A	7.000	06/30/34		200	204,000
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	190,254

					394,254

Entertainment 0.2%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		30	23,970
Gtd. Notes	5.141	03/15/52		15	11,296

					35,266

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		10	10,291

Foods 0.7%

Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	100	127,056
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		25	22,888
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32		20	20,249

					170,193

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	20	$19,284

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	25	23,401

Healthcare-Services 3.6%

Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	230	196,309
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	115	115,651
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B	4.178	08/01/48	100	78,704
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	110	109,992
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	100	72,994
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556	11/01/52	30	27,612
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	25	23,444
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	5.000	12/15/34	45	44,098
Sutter Health,
Unsec’d. Notes	5.164	08/15/33	19	19,115
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	50	46,889
Texas Health Resources,
Sr. Unsec’d. Notes	2.328	11/15/50	100	59,245
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	90	84,173

				878,226

Home Builders 1.1%

Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	110	111,805

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 45

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

M/I Homes, Inc.,
Gtd. Notes	3.950%	02/15/30	60	$54,633
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	105	101,740

				268,178

Housewares 0.3%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	85	76,730

Insurance 0.8%

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	30	28,219
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	50	51,359
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	120	121,800

				201,378

Iron/Steel 0.3%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.250	01/15/31	90	82,073

Lodging 0.1%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	10	10,195
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	10	10,020

				20,215

Media 0.7%

Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	50	48,753
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,605
Gtd. Notes	7.375	07/01/28	25	18,307
Gtd. Notes	7.750	07/01/26	55	46,468

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27	25	$26,319
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	15	15,243

				171,695

Oil & Gas 3.1%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	174,680
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	210	195,709
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	97,996
Gtd. Notes	4.893	09/11/33	40	39,350
Expand Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	30	29,986
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A	6.450	03/05/34	200	204,024

				741,745

Packaging & Containers 0.2%

Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	45	44,800

Pharmaceuticals 1.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.700	05/14/45	55	50,422
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	50	49,308
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	25	20,061
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	16,000
Gtd. Notes, 144A	5.000	02/15/29	25	14,375
Gtd. Notes, 144A	5.250	01/30/30	25	13,750
Gtd. Notes, 144A	5.250	02/15/31	15	8,100
Gtd. Notes, 144A	6.250	02/15/29	25	15,469
Gtd. Notes, 144A	7.000	01/15/28	25	16,500
Gtd. Notes, 144A	9.000	12/15/25	25	24,514

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 47

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.875%	06/01/28	25	$19,250
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	85	70,062
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	60	44,894

				362,705

Pipelines 1.1%

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	72,457
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	90	71,603
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	70	59,881
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	60	58,558

				262,499

Real Estate 0.8%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	200	195,525

Real Estate Investment Trusts (REITs) 2.7%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	5.250	05/15/36	50	49,237
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	30	28,850
Sr. Unsec’d. Notes	5.800	11/15/28	35	36,104
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	115	114,366
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	140	113,216
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	21,305
Sun Communities Operating LP,
Gtd. Notes	4.200	04/15/32	70	64,401

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Welltower OP LLC,
Gtd. Notes	3.100%	01/15/30		125	$114,808
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.000	04/15/30		110	105,317

					647,604

Retail 1.1%

Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		25	26,461
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	119,557
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	4.750	06/25/29		45	45,313
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		15	15,200
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	55,079

					261,610

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		25	24,352
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	73,872

					98,224

Software 0.6%

Autodesk, Inc.,
Sr. Unsec’d. Notes	2.400	12/15/31		90	76,496
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		60	61,161
Oracle Corp.,
Sr. Unsec’d. Notes	5.550	02/06/53		15	14,652

					152,309

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 49

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 4.6%

AT&T, Inc.,
Sr. Unsec’d. Notes	5.400%	02/15/34		160	$162,478
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR	100	117,848
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31		100	87,372
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	100	77,367
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41		160	117,476
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.500	09/18/30		375	312,138
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	109,938
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	100	114,245

					1,098,862

Transportation 0.1%

GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		25	26,554

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		40	40,442

TOTAL CORPORATE BONDS (cost $12,044,021)					11,337,659

FLOATING RATE AND OTHER LOANS 0.0%

Pharmaceuticals

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350% (cost $1,935)	10.706(c)	02/01/27		2	1,953

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 1.4%

Indiana 0.3%

Indiana Finance Authority,
Taxable, Revenue Bonds	3.051%	01/01/51	80	$59,383

Michigan 0.2%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	19,358
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	40	33,352

				52,710

Minnesota 0.1%

University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52	25	21,192

Missouri 0.3%

Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	73,530

New York 0.1%

City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	10	9,872
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	14,854

				24,726

Virginia 0.4%

University of Virginia,
Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	100,095

TOTAL MUNICIPAL BONDS (cost $469,533)				331,636

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 51

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITY 1.0%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%) (cost $250,362)	6.957%(c)	09/25/41	250	$252,027

U.S. GOVERNMENT AGENCY OBLIGATIONS 18.6%
Federal Home Loan Mortgage Corp.	2.000	10/01/51	40	32,158
Federal Home Loan Mortgage Corp.	2.500	08/01/50	489	409,189
Federal Home Loan Mortgage Corp.	2.500	04/01/51	282	235,104
Federal Home Loan Mortgage Corp.	2.500	05/01/51	114	95,358
Federal Home Loan Mortgage Corp.	3.000	01/01/52	206	178,136
Federal Home Loan Mortgage Corp.	5.000	06/01/52	89	86,609
Federal Home Loan Mortgage Corp.	5.500	07/01/52	145	143,520
Federal Home Loan Mortgage Corp.	5.500	11/01/52	232	230,185
Federal National Mortgage Assoc.	1.500	12/01/50	75	56,664
Federal National Mortgage Assoc.	1.500	01/01/51	83	62,781
Federal National Mortgage Assoc.(k)	2.000	11/01/50	471	377,107
Federal National Mortgage Assoc.	2.500	10/01/50	229	190,134
Federal National Mortgage Assoc.	3.000	02/01/52	232	200,334
Federal National Mortgage Assoc.	3.000	03/01/52	208	179,687
Federal National Mortgage Assoc.	3.500	04/01/52	208	186,482
Federal National Mortgage Assoc.	3.500	05/01/52	128	114,934
Federal National Mortgage Assoc.	4.000	04/01/52	198	183,337
Federal National Mortgage Assoc.	4.000	06/01/52	26	24,377
Federal National Mortgage Assoc.	4.500	TBA	250	237,326
Federal National Mortgage Assoc.	4.500	06/01/52	327	310,951
Federal National Mortgage Assoc.	5.000	07/01/52	49	47,431
Federal National Mortgage Assoc.	5.500	11/01/52	96	95,497
Federal National Mortgage Assoc.	6.000	11/01/52	51	51,098
Federal National Mortgage Assoc.	6.000	12/01/52	97	97,792
Federal National Mortgage Assoc.	6.500	01/01/53	27	27,847
Government National Mortgage Assoc.	3.000	08/20/51	245	215,140
Government National Mortgage Assoc.	3.500	12/20/51	207	187,535
Government National Mortgage Assoc.	6.000	TBA	250	251,446

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,616,203)				4,508,159

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds(k)	1.750	08/15/41	475	318,621
U.S. Treasury Bonds	2.250	08/15/49	50	32,594

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	4.125%	08/15/44	185	$173,698
U.S. Treasury Strips Coupon	2.155(s)	05/15/43	440	180,331
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	10	3,234
U.S. Treasury Strips Coupon	5.050(s)	02/15/42	360	157,528

TOTAL U.S. TREASURY OBLIGATIONS (cost $982,055)				866,006

			Shares

AFFILIATED EXCHANGE-TRADED FUND 5.2%
PGIM AAA CLO ETF (cost $1,241,740)(wa)			24,346	1,248,463

TOTAL LONG-TERM INVESTMENTS (cost $25,596,015)				24,202,933

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUND 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $430,325)(wa)			430,325	430,325

OPTIONS PURCHASED*~ 0.0% (cost $509)				990

TOTAL SHORT-TERM INVESTMENTS (cost $430,834)				431,315

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.9% (cost $26,026,849)				24,634,248

OPTIONS WRITTEN*~ (0.0)% (premiums received $134)				(628)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.9% (cost $26,026,715)				24,633,620
Liabilities in excess of other assets(z) (1.9)%				(469,210)

NET ASSETS 100.0%				$24,164,410

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 53

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $126,103)	6.000%	TBA	12/12/24	$(125)	$(125,738)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	350	$122
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	230	147

Total OTC Traded (cost $509)							$269

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.900%	255	$97

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/4.900%	255	$6
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/4.900%	3.84%(A)	255	618

Total OTC Swaptions (cost $0)								$721

Total Options Purchased (cost $509)								$990

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	350	$(22)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	230	(36)

Total OTC Traded (premiums received $134)							$(58)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.900%	2.52%(A)	510	$(89)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/4.900%	3.24%(A)	510	(1)
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/4.900%	510	(480)

Total OTC Swaptions (premiums received $0)								$(570)

Total Options Written (premiums received $134)								$(628)

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 55

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
15	2 Year U.S. Treasury Notes	Dec. 2024	$3,089,180	$(26,361)
5	5 Year U.S. Treasury Notes	Dec. 2024	536,172	(14,676)
1	10 Year U.S. Treasury Notes	Dec. 2024	110,469	(611)
11	10 Year U.S. Ultra Treasury Notes	Dec. 2024	1,251,250	(52,402)
8	20 Year U.S. Treasury Bonds	Dec. 2024	943,750	(39,254)
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	753,750	(40,896)

				(174,200)

Short Positions:
2	3 Month CME SOFR	Dec. 2024	476,125	(229)
2	3 Month CME SOFR	Mar. 2025	478,100	796
2	3 Month CME SOFR	Jun. 2025	479,675	1,546
1	5 Year Euro-Bobl	Dec. 2024	128,518	1,054
14	CBOE iBoxx iShares USD Investment Grade Corporate Bond Index	Dec. 2024	1,918,140	61,208
1	Euro Schatz Index	Dec. 2024	115,889	114

				64,489

				$(109,711)

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	CITI	GBP	284	$368,570	$365,633	$—	$(2,937)
Expiring 11/05/24	MSI	GBP	8	9,936	9,798	—	(138)
Euro,
Expiring 11/05/24	MSI	EUR	38	41,357	41,536	179	—
Expiring 11/05/24	SSB	EUR	1,004	1,086,824	1,092,004	5,180	—

				$1,506,687	$1,508,971	5,359	(3,075)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	CITI	GBP	291	$389,887	$375,431	$14,456	$—

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/03/24	CITI	GBP	284	$368,558	$365,616	$2,942	$—
Euro,
Expiring 11/05/24	SSB	EUR	1,042	1,162,564	1,133,540	29,024	—
Expiring 12/03/24	SSB	EUR	1,004	1,088,072	1,093,231	—	(5,159)

				$3,009,081	$2,967,818	46,422	(5,159)

						$51,781	$(8,234)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q) EUR	45	$3	$(15)	$18	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q) EUR	15	1	(5)	6	BARC

				$4	$(20)	$24

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		30	0.289%	$273	$245	$28	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		30	0.239%	290	248	42	GSI
Morgan Stanley	12/20/25	1.000%(Q)		30	0.254%	285	245	40	GSI
Republic of Italy	12/20/24	1.000%(Q)		50	0.076%	122	65	57	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	45	0.189%	19	10	9	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.189%	6	3	3	BARC

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 57

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 15	0.189%	$6	$4	$2	DB
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR 30	0.242%	11	15	(4)	BARC

					$1,012	$835	$177

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	1,790	0.539%	$38,926	$40,043	$1,117

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.950%	$(4,295)	$26,805	$31,100
1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/4.900%	—	(1)	(1)
2,160	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/4.900%	—	5,679	5,679
1,005	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/4.900%	82	(671)	(753)
1,060	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.900%	—	(4,064)	(4,064)
1,105	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.900%	—	(7,281)	(7,281)
160	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.900%	30	(2,124)	(2,154)
1,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.900%	315	10,538	10,223
625	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.900%	(665)	(8,510)	(7,845)
40	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.900%	18,259	17,142	(1,117)

				$13,726	$37,513	$23,787

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 59

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Total return swap agreements outstanding at October 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40bps(T)/4.430%	GSI	03/20/25	(411)	$25,804	$—	$25,804
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/5.050%	JPM	02/13/25	490	(16,917)	—	(16,917)
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 5.080%	JPM	02/24/25	845	(38,946)	—	(38,946)

					$(30,059)	$—	$(30,059)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of October 31, 2024, termination date 03/20/2025:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

Bank of America Corp.	40,319,400	$31,133,252	7.22%
Wells Fargo & Co.	34,230,900	25,701,360	5.96%
Morgan Stanley	27,871,800	21,474,959	4.98%
Goldman Sachs Group, Inc.	28,954,200	21,164,719	4.91%
Citigroup, Inc.	26,654,100	19,529,962	4.53%
AT&T, Inc.	24,354,000	17,053,098	3.95%
Verizon Communications, Inc.	20,024,400	14,713,324	3.41%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,385,824	3.34%
Comcast Corp.	19,889,100	12,909,899	2.99%
Oracle Corp.	15,559,500	11,921,061	2.76%
Apple, Inc.	16,236,000	10,605,313	2.46%
Abbvie, Inc.	10,282,800	8,918,967	2.07%
Microsoft Corp.	10,553,400	7,320,184	1.70%
Amazon.com, Inc.	10,147,500	7,271,310	1.69%

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

CVS Health Corp.	9,200,400	$7,037,674	1.63%
UnitedHealth Group, Inc.	8,523,900	6,072,290	1.41%
Visa, Inc.	9,335,700	5,368,969	1.24%
Broadcom, Inc.	6,629,700	5,064,142	1.17%
The Walt Disney Co.	6,494,400	4,970,880	1.15%
T-Mobile USA, Inc.	7,035,600	4,908,505	1.14%
Shell International Finance BV	6,900,300	4,830,786	1.12%
Telefonica Emisiones, S.A.U.	5,412,000	4,765,811	1.11%
Home Depot, Inc.	7,982,700	4,711,762	1.09%
ExxonMobil Corp.	6,223,800	4,573,579	1.06%
Amgen, Inc.	6,765,000	4,566,750	1.06%
Intel Corp.	7,441,500	4,546,608	1.05%
General Motors Co.	4,870,800	4,451,099	1.03%
Pfizer, Inc.	6,494,400	4,293,525	1.00%
Pacific Gas & Electric Co.	4,600,200	4,113,267	0.95%
B.A.T. Capital Corp.	5,547,300	4,047,377	0.94%
Bristol-Myers Squibb Co.	6,494,400	3,985,476	0.92%
Altria Group, Inc.	5,412,000	3,850,154	0.89%
Cigna Corp.	5,547,300	3,815,526	0.88%
Intercontinental Exchange, Inc.	5,547,300	3,766,224	0.87%
Enterprise Products Operating LLC	5,412,000	3,724,917	0.86%
Raytheon Technologies Corp.	5,682,600	3,616,994	0.84%
PepsiCo, Inc.	4,464,900	3,483,624	0.81%
Gilead Sciences, Inc.	5,276,700	3,404,958	0.79%
Vodafone Group PLC	4,194,300	3,336,964	0.77%
Johnson & Johnson	5,276,700	3,218,166	0.75%
McDonald’s Corp.	3,788,400	3,106,896	0.72%
FedEx Corp.	3,111,900	3,003,628	0.70%
The Coca-Cola Co.	4,194,300	2,906,686	0.67%
BP Capital Markets America, Inc.	4,194,300	2,801,065	0.65%
Elevance Health, Inc.	3,788,400	2,760,563	0.64%
American International Group, Inc.	3,111,900	2,684,100	0.62%
Simon Property Group LP	3,382,500	2,606,749	0.60%
International Business Machines Corp.	3,788,400	2,523,876	0.59%
Union Pacific Corp.	3,653,100	2,438,689	0.57%
Berkshire Hathaway Finance Corp.	3,923,700	2,437,148	0.57%

		$365,898,659

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 61

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$835	$(20)	$26,009	$(55,867)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$81,165
JPS	—	336,916

Total	$—	$418,081

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$198,356	$—
Collateralized Loan Obligations	—	2,957,083	—
Consumer Loans	—	195,424	—
Commercial Mortgage-Backed Securities	—	2,306,167	—
Corporate Bonds	—	11,337,659	—
Floating Rate and Other Loans	—	1,953	—
Municipal Bonds	—	331,636	—
Residential Mortgage-Backed Security	—	252,027	—
U.S. Government Agency Obligations	—	4,508,159	—
U.S. Treasury Obligations	—	866,006	—
Affiliated Exchange-Traded Fund	1,248,463	—	—

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$430,325	$—	$—
Options Purchased	—	990	—

Total	$1,678,788	$22,955,460	$—

Liabilities
Options Written	$—	$(628)	$—

Other Financial Instruments*
Assets
Futures Contracts	$64,718	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	51,781	—
Centrally Cleared Credit Default Swap Agreement	—	1,117	—
OTC Credit Default Swap Agreements	—	1,016	—
Centrally Cleared Interest Rate Swap Agreements	—	47,002	—
OTC Total Return Swap Agreement	—	25,804	—

Total	$64,718	$126,720	$—

Liabilities
Forward Commitment Contract	$—	$(125,738)	$—
Futures Contracts	(174,429)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(8,234)	—
Centrally Cleared Interest Rate Swap Agreements	—	(23,215)	—
OTC Total Return Swap Agreements	—	(55,863)	—

Total	$(174,429)	$(213,050)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

U.S. Government Agency Obligations	18.6%
Collateralized Loan Obligations	12.3
Banks	11.3
Commercial Mortgage-Backed Securities	9.5
Affiliated Exchange-Traded Fund	5.2
Telecommunications	4.6
Healthcare-Services	3.6

U.S. Treasury Obligations	3.6%
Oil & Gas	3.1
Electric	3.0
Real Estate Investment Trusts (REITs)	2.7
Commercial Services	2.3
Affiliated Mutual Fund	1.8
Engineering & Construction	1.6

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 63

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Pharmaceuticals	1.5%
Municipal Bonds	1.4
Home Builders	1.1
Pipelines	1.1
Retail	1.1
Residential Mortgage-Backed Security	1.0
Computers	1.0
Building Materials	0.9
Insurance	0.8
Automobiles	0.8
Real Estate	0.8
Consumer Loans	0.8
Media	0.7
Foods	0.7
Software	0.6
Airlines	0.6
Diversified Financial Services	0.6
Semiconductors	0.4
Aerospace & Defense	0.4
Iron/Steel	0.3
Biotechnology	0.3
Auto Manufacturers	0.3

Housewares	0.3%
Packaging & Containers	0.2
Trucking & Leasing	0.2
Entertainment	0.2
Transportation	0.1
Healthcare-Products	0.1
Auto Parts & Equipment	0.1
Chemicals	0.1
Lodging	0.1
Gas	0.1
Environmental Control	0.0	*
Options Purchased	0.0	*

	101.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$1,117*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	835	Premiums received for OTC swap agreements	20

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unrealized appreciation on OTC swap agreements	$205		Unrealized depreciation on OTC swap agreements	$4
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	51,781		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,234
Interest rate contracts	Due from/to broker-variation margin futures	64,718	*	Due from/to broker-variation margin futures	174,429	*
Interest rate contracts	Due from/to broker-variation margin swaps	47,002	*	Due from/to broker-variation margin swaps	23,215	*
Interest rate contracts	Unaffiliated investments	990		Options written outstanding, at value	628
Interest rate contracts	Unrealized appreciation on OTC swap agreements	25,804		Unrealized depreciation on OTC swap agreements	55,863

		$192,452			$262,393

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(12,270)
Foreign exchange contracts	—	(78,372)	—
Interest rate contracts	434	—	(21,870)

Total	$434	$(78,372)	$(34,140)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$ —	$ —	$—	$ —	$(709)

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 65

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$—	$—	$40,602	$—
Interest rate contracts	481	(494)	(44,579)	—	41,393

Total	$481	$(494)	$(44,579)	$40,602	$40,684

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 102
Options Written (2)	422,000
Futures Contracts - Long Positions (2)	6,982,143
Futures Contracts - Short Positions (2)	1,916,521
Forward Foreign Currency Exchange Contracts - Purchased (3)	1,505,310
Forward Foreign Currency Exchange Contracts - Sold (3)	3,080,085
Interest Rate Swap Agreements (2)	6,535,053
Credit Default Swap Agreements - Buy Protection (2)	719,840
Credit Default Swap Agreements - Sell Protection (2)	515,077
Total Return Swap Agreements (2)	1,727,430

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$186	$(24)	$162	$—	$162
CITI	17,495	(3,026)	14,469	—	14,469
DB	6	—	6	—	6

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

GSI	$26,652	$—	$26,652	$—	$26,652
JPM	893	(56,402)	(55,509)	—	(55,509)
MSI	179	(138)	41	—	41
SSB	34,204	(5,159)	29,045	—	29,045

	$79,615	$(64,749)	$14,866	$—	$14,866

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 67

PGIM ESG Total Return Bond Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $24,354,784)	$22,955,460
Affiliated investments (cost $1,672,065)	1,678,788
Foreign currency, at value (cost $5)	5
Dividends and interest receivable	173,887
Receivable for investments sold	128,149
Unrealized appreciation on OTC forward foreign currency exchange contracts	51,781
Unrealized appreciation on OTC swap agreements	26,009
Due from Manager	24,505
Premiums paid for OTC swap agreements	835
Prepaid expenses	1,298

Total Assets	25,040,717

Liabilities

Payable for investments purchased	494,839
Forward commitment contracts, at value (proceeds receivable $126,103)	125,738
Dividends payable	94,874
Audit fee payable	63,600
Unrealized depreciation on OTC swap agreements	55,867
Accrued expenses and other liabilities	28,541
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,234
Due to broker—variation margin futures	1,421
Directors’ fees payable	853
Payable for Fund shares purchased	772
Due to broker—variation margin swaps	629
Options written outstanding, at value (premiums received $134)	628
Affiliated transfer agent fee payable	162
Distribution fee payable	129
Premiums received for OTC swap agreements	20

Total Liabilities	876,307

Net Assets	$24,164,410

Net assets were comprised of:
Common stock, at par	$2,934
Paid-in capital in excess of par	28,701,605
Total distributable earnings (loss)	(4,540,129)

Net assets, October 31, 2024	$24,164,410

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($298,337 ÷ 36,212 shares of common stock issued and outstanding)	$8.24
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.52

Class C

Net asset value, offering price and redemption price per share, ($76,253 ÷ 9,262 shares of common stock issued and outstanding)	$8.23

Class Z

Net asset value, offering price and redemption price per share, ($918,664 ÷ 111,529 shares of common stock issued and outstanding)	$8.24

Class R6

Net asset value, offering price and redemption price per share, ($22,871,156 ÷ 2,776,634 shares of common stock issued and outstanding)	$8.24

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 69

PGIM ESG Total Return Bond Fund

Statement of Operations

as of October 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,132,561
Affiliated dividend income	36,294
Affiliated income from securities lending, net	15

Total income	1,168,870

Expenses
Management fee	104,452
Distribution fee(a)	989
Registration fees(a)	67,910
Audit fee	63,600
Professional fees	40,359
Custodian and accounting fees	35,958
Shareholders’ reports	22,950
Fund data services	21,262
Directors’ fees	10,026
Transfer agent’s fees and expenses (including affiliated expense of $898)(a)	1,742
Miscellaneous	7,097

Total expenses	376,345
Less: Fee waiver and/or expense reimbursement(a)	(281,072)

Net expenses	95,273

Net investment income (loss)	1,073,597

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(482,108)
Futures transactions	434
Forward currency contract transactions	(78,372)
Swap agreement transactions	(34,140)
Foreign currency transactions	(23,056)

(617,242)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,723)	2,287,809
Futures	(44,579)
Forward currency contracts	40,602
Options written	(494)
Swap agreements	40,684
Foreign currencies	2,753

2,326,775

Net gain (loss) on investment and foreign currency transactions	1,709,533

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,783,130

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	466	523	—	—

Registration fees	18,525	16,989	16,818	15,578

Transfer agent’s fees and expenses	561	185	889	107

Fee waiver and/or expense reimbursement	(20,537)	(17,580)	(23,915)	(219,040)

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 71

PGIM ESG Total Return Bond Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,073,597	$918,640
Net realized gain (loss) on investment and foreign currency transactions	(617,242)	(1,191,985)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,326,775	700,589

Net increase (decrease) in net assets resulting from operations	2,783,130	427,244

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,433)	(7,566)
Class C	(1,981)	(1,210)
Class Z	(37,418)	(28,747)
Class R6	(1,108,166)	(1,280,790)

	(1,155,998)	(1,318,313)

Fund share transactions
Net proceeds from shares sold	742,370	282,933
Net asset value of shares issued in reinvestment of dividends and distributions	311,125	1,318,224
Cost of shares purchased	(292,850)	(61,420)

Net increase (decrease) in net assets from Fund share transactions	760,645	1,539,737

Total increase (decrease)	2,387,777	648,668

Net Assets:

Beginning of year	21,776,633	21,127,965

End of year	$24,164,410	$21,776,633

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Financial Highlights

Class A Shares
					September 30, 2021(a)
	Year Ended October 31,				through October 31,
	2024	2023		2022	2021

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.30		0.19	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60	(0.15)		(1.97)	-	(c)
Total from investment operations	0.94	0.15		(1.78)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.45)		(0.24)	(0.01)
Distributions from net realized gains	-	-		(0.01)	-
Total dividends and distributions	(0.37)	(0.45)		(0.25)	(0.01)
Net asset value, end of period	$8.24	$7.67		$7.97	$10.00
Total Return(d):	12.36%	1.73%		(18.02)%	0.14%

Ratios/Supplemental Data:
Net assets, end of year (000)	$298	$126		$100	$14
Average net assets (000)	$186	$136		$241	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.75%	0.78	%(f)	0.76%	0.76	%(g)
Expenses before waivers and/or expense reimbursement	11.78%	13.27%		16.15%	197.84	%(g)
Net investment income (loss)	4.15%	3.74%		2.20%	1.28	%(g)
Portfolio turnover rate(h)(i)	72%	140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 73

PGIM ESG Total Return Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,				September 30, 2021(a) through October 31, 2021
	2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.25		0.15	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.59	(0.16)		(2.00)	0.01
Total from investment operations	0.87	0.09		(1.85)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.39)		(0.17)	(0.01)
Distributions from net realized gains	-	-		(0.01)	-
Total dividends and distributions	(0.31)	(0.39)		(0.18)	(0.01)
Net asset value, end of period	$8.23	$7.67		$7.97	$10.00
Total Return(d):	11.39%	0.97%		(18.64)%	0.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$76	$37		$22	$10
Average net assets (000)	$52	$26		$15	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.50%	1.52	%(f)	1.51%	1.51	%(g)
Expenses before waivers and/or expense reimbursement	35.09%	58.98%		231.24%	210.89	%(g)
Net investment income (loss)	3.41%	3.05%		1.64%	0.55	%(g)
Portfolio turnover rate(h)(i)	72%	140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,				September 30, 2021(a) through October 31, 2021
	2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.33		0.23	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60	(0.16)		(1.99)	0.01
Total from investment operations	0.96	0.17		(1.76)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.47)		(0.26)	(0.02)
Distributions from net realized gains	-	-		(0.01)	-
Total dividends and distributions	(0.39)	(0.47)		(0.27)	(0.02)
Net asset value, end of period	$8.24	$7.67		$7.97	$10.00
Total Return(c):	12.66%	2.00%		(17.81)%	0.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$919	$571		$385	$10
Average net assets (000)	$781	$515		$266	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49%	0.50	%(e)	0.49%	0.49	%(f)
Expenses before waivers and/or expense reimbursement	3.55%	4.21%		14.67%	205.91	%(f)
Net investment income (loss)	4.43%	4.03%		2.62%	1.57	%(f)
Portfolio turnover rate(g)(h)	72%	140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund 75

PGIM ESG Total Return Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,				September 30, 2021(a) through October 31, 2021
	2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.33		0.23	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60	(0.15)		(1.97)	-	(c)
Total from investment operations	0.97	0.18		(1.74)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.48)		(0.28)	(0.02)
Distributions from net realized gains	-	-		(0.01)	-
Total dividends and distributions	(0.40)	(0.48)		(0.29)	(0.02)
Net asset value, end of period	$8.24	$7.67		$7.97	$10.00
Total Return(d):	12.78%	2.10%		(17.71)%	0.17%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22,871	$21,043		$20,621	$25,051
Average net assets (000)	$22,720	$21,698		$23,001	$24,942
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39%	0.41	%(f)	0.39%	0.39	%(g)
Expenses before waivers and/or expense reimbursement	1.35%	1.38%		1.56%	1.69	%(g)
Net investment income (loss)	4.53%	4.11%		2.56%	1.67	%(g)
Portfolio turnover rate(h)(i)	72%	140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.1%

ASSET-BACKED SECURITIES 23.3%

Automobiles 0.8%

Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27	1,100	$1,065,104
Series 2023-03A, Class B, 144A	6.120	02/22/28	3,200	3,238,982
Series 2023-08A, Class C, 144A	7.340	02/20/30	1,300	1,356,276
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	1,290	1,287,868
CarMax Auto Owner Trust,
Series 2021-02, Class D	1.550	10/15/27	3,700	3,622,288
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	1,400	1,333,523
Series 2023-01, Class C, 144A	5.580	08/15/35	4,412	4,412,717
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	5,200	4,869,075
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	214	219,067
Series 2020-02, Class R, 144A	31.355	02/25/28	256	258,955
Series 2021-01, Class F, 144A	4.280	09/25/28	46	46,115
Series 2021-02, Class D, 144A	1.138	12/26/28	19	19,298
Series 2021-02, Class E, 144A	2.280	12/26/28	14	13,865
Series 2021-03, Class E, 144A	2.102	02/26/29	74	72,980
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,976	1,961,668
Series 2019-01A, Class B, 144A	3.950	11/14/28	900	884,400
Series 2023-01A, Class B, 144A	5.810	02/14/31	7,700	7,807,589
Series 2023-01A, Class C, 144A	6.140	02/14/31	3,400	3,449,941
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	245	246,449
Series 2022-C, Class E, 144A	11.366	12/15/32	236	240,746
Series 2024-A, Class C, 144A	5.818	06/15/32	3,250	3,268,061
Santander Bank NA,
Series 2021-01A, Class C, 144A	3.268	12/15/31	27	27,194
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D	1.640	11/16/26	103	103,160
Series 2021-01, Class D	1.130	11/16/26	1,491	1,479,610

				41,284,931

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 77

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 20.2%

AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.987%(c)	10/20/37		15,000	$14,999,664
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.086(c)	07/15/37		15,000	15,059,770
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.956(c)	04/25/34	EUR	5,250	5,696,002
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.951(c)	01/22/38	EUR	15,000	16,424,685
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.149(c)	01/20/34		5,000	5,003,513
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.529(c)	04/15/35	EUR	8,000	8,621,301
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		25,000	25,012,472
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.027(c)	10/16/37		15,000	14,999,520
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.301(c)	01/24/33	EUR	9,542	10,392,397
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	01/20/32		14,811	14,839,502
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.037(c)	04/20/36		28,000	28,002,380
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.443(c)	05/17/31		10,000	10,062,223
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	12/19/32		9,000	9,008,952
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	03/09/34		15,000	15,013,086

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088%(c)	10/15/34		25,000	$25,013,482
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.510(c)	08/20/32		26,500	26,518,280
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.779(c)	04/15/31	EUR	7,492	8,094,718
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.231(c)	03/15/32	EUR	4,285	4,644,133
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.131(c)	03/15/32	EUR	17,450	18,958,295
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31		1,104	1,105,759
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.717(c)	01/20/32		10,382	10,397,380
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.535(c)	10/21/37		8,000	8,002,813
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	07/20/37		22,000	22,093,060
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.836(c)	01/15/32		12,282	12,284,948
Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.113(c)	01/20/35		9,500	9,523,201
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.059(c)	07/20/34		10,000	10,003,019
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.234(c)	01/15/34	EUR	8,000	8,703,854
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.957(c)	04/20/35		8,750	8,752,261

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 79

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	1,490	$1,587,454
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.034(c)	07/15/34	EUR	6,500	7,012,292
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.388(c)	05/22/32	EUR	19,634	21,321,894
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	10/20/34		4,000	4,000,657
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.629(c)	10/20/34		6,750	6,759,034
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.257(c)	10/20/37		10,000	10,000,000
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.915(c)	10/17/37		30,000	29,998,779
Elmwood CLO Ltd.,
Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.012(c)	07/18/37		20,250	20,360,662
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.063(c)	10/20/37		11,500	11,502,047
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.928(c)	04/15/31		1,172	1,173,258
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	10/20/31		3,227	3,230,632
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	36,250	39,591,421
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.056(c)	12/25/35	EUR	3,250	3,531,215
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.504(c)	02/05/31		76	76,540
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.917(c)	04/25/31		851	853,027

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	3.834%(c)	07/15/31	EUR	10,000	$10,810,709
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.098(c)	01/15/31		616	616,953
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.132(c)	04/18/37		40,250	40,329,192
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	07/27/34		18,000	18,009,247
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	04/21/31		342	342,091
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.040(c)	02/20/31		1,500	1,500,000
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.936(c)	10/23/34		15,000	15,012,909
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	35,000	38,251,346
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.918(c)	10/12/30		4,085	4,090,485
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.038(c)	07/15/31		2,439	2,443,871
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	5.201(c)	07/20/38	EUR	23,800	25,954,890
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.285(c)	06/20/34		13,995	14,015,647
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.067(c)	07/19/37		15,000	15,037,788
OAK Hill European Credit Partners Designated Activity Co. (Ireland),
Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.199(c)	01/21/35	EUR	9,000	9,758,247

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 81

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959%(c)	04/26/31	1,949	$1,953,501
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.897(c)	01/15/33	9,500	9,506,292
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.846(c)	07/15/31	4,216	4,219,642
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.682(c)	10/18/35	8,500	8,531,479
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.618(c)	02/14/34	10,000	10,004,455
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.879(c)	10/20/31	3,170	3,171,918
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.098(c)	10/15/34	15,000	15,003,820
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.197(c)	04/17/37	29,000	29,075,861
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.059(c)	10/20/34	15,000	15,025,608
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.629(c)	10/20/34	8,925	8,930,528
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.367(c)	01/20/36	7,000	7,088,794
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.494(c)	05/07/31	1,670	1,670,135
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.470(c)	08/15/30	1,691	1,691,509
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.037(c)	10/20/37	10,000	10,001,750
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.949(c)	01/26/31	2,148	2,148,000

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	4.159%(c)	07/20/35	EUR	14,000	$15,198,381
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.916(c)	04/25/30	EUR	5,560	6,039,532
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.270(c)	02/20/30	EUR	19,697	21,371,790
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.997(c)	10/20/33		15,000	15,013,405
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.046(c)	10/29/34		7,250	7,264,298
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	10/20/32		22,000	22,012,804
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.149(c)	01/17/30		168	168,336
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/20/34		15,000	15,001,047
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.487(c)	01/20/36		25,000	25,177,075
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/36		14,000	14,177,975
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.076(c)	07/25/34	EUR	13,500	14,661,000
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.307(c)	01/20/35		15,650	15,696,578
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.178(c)	01/15/32		2,982	2,982,434
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.089(c)	10/20/34		14,500	14,522,314

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 83

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.009%(c)	07/17/31		2,060	$2,061,618
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.129(c)	01/20/32		1,605	1,605,453
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	07/20/32		16,152	16,170,671
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.059(c)	01/17/31		299	299,540
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.128(c)	10/15/34		4,500	4,503,642
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.208(c)	04/15/30		81	81,544

					1,066,435,686

Consumer Loans 0.8%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1C, 144A	6.160	02/15/29		500	503,448
Series 2024-B, Class B, 144A	4.880	09/15/29		2,000	1,979,606
Series 2024-B, Class C, 144A	5.060	09/15/29		1,500	1,482,261
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	168	119,736
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		500	506,468
Series 2024-01, Class A4, 144A	5.670	06/25/59		1,630	1,644,165
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		600	573,151
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,669,463
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		12	11,795
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,291,821
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,913,439
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,400,185
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	104,599

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210%	03/08/28	290	$283,327
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	3,300	3,238,468
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	7,500	7,488,195

				44,210,127

Home Equity Loans 0.7%

Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	6.352(c)	03/25/43	104	103,694
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	457	460,425
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.590(c)	03/20/54	401	403,456
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.473(c)	05/25/54	390	392,682
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.073(c)	10/20/54	838	838,881
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	5.892(c)	10/25/33	1,054	1,049,488
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,655	1,659,226
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44	9,098	9,015,236
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63	774	772,257
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	2,099	2,133,704
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	944	942,940
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	867	868,703
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	3,059	3,078,037
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	10,596	10,478,631
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	4,350	4,267,560

				36,464,920

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 85

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Other 0.6%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	3.080%(c)	10/16/28		7,200		$7,203,420
GoodLeap Sustainable Home Solutions Trust,
Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,710		2,709,257
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41		5,700		5,330,336
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.028(c)	12/25/27		6,000		6,026,751
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,622		1,576,841
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,494		6,239,810

						29,086,415

Residential Mortgage-Backed Securities 0.1%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	5.452(c)	06/25/33		61		60,438
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.272(c)	08/25/34		1,045		1,011,053
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.541(c)	11/25/60	EUR	323		338,042
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.552(c)	04/25/33		4		4,824
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.856(c)	03/15/26	EUR	938		784,687

						2,199,045

Student Loans 0.1%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440		241,992
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		408		390,556

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-D, Class A, 144A	0.000%(cc)	11/25/43	731	$682,386
Series 2019-A, Class R, 144A	0.000	10/25/48	957	255,511
SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 144A	5.380	07/15/53	2,417	2,442,713
Series 2024-E, Class A1A, 144A	5.090	10/16/56	2,740	2,731,498

				6,744,656

TOTAL ASSET-BACKED SECURITIES
(cost $1,237,733,516)				1,226,425,780

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	18,000	15,314,440
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	973	929,316
Series 2017-BNK06, Class A4	3.254	07/15/60	218	208,054
Series 2018-BN10, Class A4	3.428	02/15/61	4,553	4,343,180
Series 2019-BN17, Class A3	3.456	04/15/52	4,106	3,877,946
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,670,404
Series 2019-BN24, Class A2	2.707	11/15/62	3,475	3,119,957
Series 2020-BN25, Class A3	2.391	01/15/63	3,047	2,905,067
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	1,663,135
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	8,949,942
BANK5,
Series 2023-5YR2, Class A3	6.656(cc)	07/15/56	15,000	15,770,388
Series 2024-5YR8, Class A3	5.884	08/15/57	20,850	21,510,326
Series 2024-5YR9, Class A3	5.614	08/15/57	21,900	22,402,224
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,614,704
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,550	3,658,833
Series 2023-C21, Class A2	6.297(cc)	09/15/56	6,500	6,770,483
Series 2024-5C27, Class A3	6.014	07/15/57	9,000	9,341,622
Series 2024-5C29, Class XA, IO	1.600(cc)	09/15/57	107,088	7,195,442
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	6,465	6,298,919
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	755,024
Series 2019-B10, Class A3	3.455	03/15/62	3,070	2,900,323

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 87

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Benchmark Mortgage Trust, (cont’d.)
Series 2020-B17, Class A4	2.042%	03/15/53	3,400	$2,896,997
Series 2020-B20, Class A3	1.945	10/15/53	10,000	8,841,209
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,674,759
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,009,414
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,103,191
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,838,117
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,615,895
Series 2024-V08, Class A3	6.189(cc)	07/15/57	15,800	16,497,079
Series 2024-V09, Class A3	5.602	08/15/57	21,200	21,622,007
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.694(c)	07/15/41	3,500	3,500,000
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.296(c)	08/15/26	2,800	2,800,875
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	13,000	13,588,138
Series 2023-C05, Class A2	6.518	06/15/56	10,792	11,115,457
Series 2023-C06, Class A2	6.643(cc)	09/15/56	12,000	12,693,901
Series 2024-05C05, Class A3	5.857	02/15/57	9,200	9,481,366
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57	50,000	3,031,205
BX Commercial Mortgage Trust,
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.495(c)	08/15/39	8,700	8,713,594
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.867(c)	10/15/36	11,000	10,825,620
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.486(c)	01/15/39	13,400	13,215,750
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.504(c)	01/15/39	5,700	5,612,024
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.944(c)	07/15/29	10,775	10,781,734
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	533,637
Series 2017-CD05, Class A3	3.171	08/15/50	800	762,665
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,588,394
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.424(c)	09/15/38	5,900	5,929,491
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,533,397

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575%	08/10/49	2,898	$2,797,971
Series 2017-C04, Class A3	3.209	10/12/50	957	915,041
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	103,917
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,618,957
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,839,569
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.016(cc)	02/10/47	122,120	1,221
Series 2016-COR01, Class A3	2.826	10/10/49	693	665,876
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,515,825
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,883,738
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	9,200	278,389
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,312,392
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	13,841,809
Series 2019-C15, Class A3	3.779	03/15/52	5,979	5,709,688
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	176,113
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	274,091
Series 2017-C06, Class A4	3.071	06/10/50	600	573,294
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	237,032
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.340(cc)	09/25/27	6,269	56,191
Series K0090, Class X1, IO	0.707(cc)	02/25/29	98,474	2,634,157
Series K0093, Class X1, IO	0.941(cc)	05/25/29	12,589	433,654
Series K0097, Class X1, IO	1.089(cc)	07/25/29	17,769	758,832
Series K0101, Class X1, IO	0.832(cc)	10/25/29	18,789	643,685
Series K0122, Class X1, IO	0.875(cc)	11/25/30	37,181	1,560,854
Series K0735, Class X1, IO	0.957(cc)	05/25/26	8,175	84,002
Series K1513, Class X1, IO	0.855(cc)	08/25/34	30,618	1,671,757
Series Q001, Class XA, IO	2.097(cc)	02/25/32	12,547	838,980
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	12,200	12,073,264
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	726,956
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,124,095
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,339,517
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,611,951

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 89

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672%	11/15/47		726	$723,651
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,875,835
Series 2015-C30, Class A5	3.822	07/15/48		4,200	4,112,479
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		2,910	2,815,472
Series 2017-C07, Class A4	3.147	10/15/50		1,089	1,037,875
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		10,600	3,657,002
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.415(c)	01/15/27		2,917	2,887,993
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49		2,464	2,408,399
Series 2016-C30, Class A4	2.600	09/15/49		5,320	5,124,885
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,156,856
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		3,388	3,344,192
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,065,479
Series 2017-HR02, Class A3	3.330	12/15/50		1,981	1,889,318
Series 2018-H04, Class A3	4.043	12/15/51		1,394	1,348,243
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,485,196
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	797,897
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,293,418
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56		21,000	21,818,985
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,383,043
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.418(c)	03/15/36		5,000	4,766,012
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41		11,500	11,452,115
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		3,400	3,430,399
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	7,904,802
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	8,000	10,217,076
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		471	452,129
Series 2017-C07, Class A3	3.418	12/15/50		1,477	1,416,281
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,081,866

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2018-C10, Class A3	4.048%	05/15/51	1,392	$1,350,112
Series 2018-C14, Class A3	4.180	12/15/51	2,399	2,330,620
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.192(c)	11/15/41	17,390	17,345,544
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	1,277	1,237,764
Series 2017-C39, Class A4	3.157	09/15/50	1,400	1,331,511
Series 2017-C40, Class A3	3.317	10/15/50	350	335,606
Series 2017-RB01, Class A4	3.374	03/15/50	632	608,398
Series 2018-C43, Class XB, IO	0.305(cc)	03/15/51	51,500	540,956
Series 2018-C46, Class XB, IO	0.362(cc)	08/15/51	104,789	1,336,395
Series 2020-C56, Class A4	2.194	06/15/53	3,300	2,904,918
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.418(c)	05/15/31	7,000	6,667,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $611,968,939)				590,244,685

CORPORATE BONDS 27.2%

Aerospace & Defense 0.4%

BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.850	12/15/25	30	29,634
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	80	76,249
Sr. Unsec’d. Notes	2.750	02/01/26	90	87,261
Sr. Unsec’d. Notes	3.250	02/01/28	9,944	9,338,092
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,556,882
Sr. Unsec’d. Notes	4.875	05/01/25	290	289,216
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	2,225	2,305,162
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	558	564,277
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	250	260,195
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	5,172	5,178,465
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	115	114,359
Sr. Unsec’d. Notes	4.400	06/15/28	50	49,386

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 91

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

RTX Corp.,
Sr. Unsec’d. Notes	3.125%	05/04/27	20	$19,279
Sr. Unsec’d. Notes	7.200	08/15/27	30	32,058

				21,900,515

Agriculture 0.2%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	128,260
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	70	69,036
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	11,200	11,402,374

				11,599,670

Airlines 0.2%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,400	1,384,979
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A	6.500	06/20/27	184	186,242
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,387,542
Sr. Unsec’d. Notes	5.250	05/04/25	335	335,095
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	77	75,839
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,328,531
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	717,216

				8,415,444

Apparel 0.0%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	825	815,455

Auto Manufacturers 1.0%

Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	1.625	12/13/24	310	308,686

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900%	02/16/28	575	$527,861
Sr. Unsec’d. Notes	4.134	08/04/25	925	916,797
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	2,965,723
Sr. Unsec’d. Notes	5.850	05/17/27	3,630	3,664,199
Sr. Unsec’d. Notes(a)	6.800	05/12/28	3,050	3,160,571
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,299,454
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	3,755	3,980,764
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	33,802
Gtd. Notes	4.000	01/15/25	155	154,588
Sr. Unsec’d. Notes	1.500	06/10/26	335	317,400
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,083,113
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,094
Sr. Unsec’d. Notes	5.350	07/15/27	8,520	8,608,384
Sr. Unsec’d. Notes	5.400	04/06/26	335	337,538
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,750
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	51,237
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	102,160
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,078,267
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,540
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	23,688
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	13,578
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	27,005
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	7,365	7,243,071
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	4.050(cc)	10/24/25	3,500	3,464,480
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	1.250	11/24/25	200	192,444
Gtd. Notes, 144A	4.950	08/15/29	5,520	5,463,748

				53,194,942

Auto Parts & Equipment 0.3%

Aptiv PLC/Aptiv Global Financing DAC,
Gtd. Notes	6.875(ff)	12/15/54	3,310	3,211,349

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 93

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

BorgWarner, Inc.,
Sr. Unsec’d. Notes(a)	4.950%	08/15/29	1,795	$1,788,258
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25	850	846,855
Phinia, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/29	755	771,944
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,125	6,592,788

				13,211,194

Banks 7.3%

ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	10,700	10,829,363
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,215,234
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	600	575,083
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,834,851
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,738,286
Bank of America Corp.,
Sr. Unsec’d. Notes(a)	2.572(ff)	10/20/32	2,485	2,111,388
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	5,690	5,026,928
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,410,930
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	513,246
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,404,965
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,427,399
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,249,477
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	660,748
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,276,415
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,471,507
Sub. Notes, MTN	4.450	03/03/26	6,500	6,466,350
Sub. Notes, Series L, MTN	3.950	04/21/25	300	298,615
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	123,114
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	198,963
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	11,045	11,212,318
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	335	338,819

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871%(ff)	04/19/32	4,415	$3,827,131
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	350	348,368
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,080,533
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,257,886
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,093,265
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,242,931
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,000	2,047,566
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	8,075	8,301,628
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,147,695
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,395,620
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,296,341
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	718,946
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,424,688
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	953,553
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	23,628,469
Sub. Notes	4.125	07/25/28	1,260	1,228,966
Sub. Notes	4.300	11/20/26	335	331,544
Sub. Notes	4.400	06/10/25	210	209,175
Sub. Notes	4.450	09/29/27	6,500	6,412,322
Sub. Notes	4.600	03/09/26	165	164,447
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,950,215
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	2,655	2,652,017
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	6,205	6,090,236
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	6,360	6,697,544
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,967,827
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	486,419
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V(a)	4.125(ff)	11/10/26(oo)	3,095	2,964,777
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,870,817
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,270,625
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	3,523	3,078,489
Sr. Unsec’d. Notes	3.500	01/23/25	515	513,231

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 95

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.814%(ff)	04/23/29	275	$265,101
Sr. Unsec’d. Notes	3.850	01/26/27	800	784,463
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,050,317
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	7,200	7,110,393
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	9,072,940
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	125	115,330
Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	5.538(c)	03/21/31	5,000	4,749,897
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,246,864
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,457,027
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,467,214
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,267,189
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,541,160
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,349,943
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	360,308
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,402,009
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,507,095
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,802,532
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,136,426
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	5,005	4,939,052
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	2,460	2,189,073
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	800	782,365
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,316,893
Mizuho Financial Group, Inc. (Japan),
Sub. Notes, 144A	4.353	10/20/25	335	331,955
Morgan Stanley,
Sr. Unsec’d. Notes	4.654(ff)	10/18/30	7,910	7,805,228
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,631,911
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,141,756
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,127,268
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,717,397
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,228,573
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,424,662
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,365,057

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.591%(ff)	07/22/28	640	$620,344
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,467,696
Sub. Notes, MTN	5.000	11/24/25	175	175,462
PNC Bank NA,
Sub. Notes	4.050	07/26/28	350	340,728
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875	02/23/28	10,000	10,544,881
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	317,048
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.226(ff)	01/21/26	7,500	7,440,905
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,607,647
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	1,970	1,932,848
Sr. Unsec’d. Notes, 144A(a)	3.091(ff)	05/14/32	3,510	3,093,187
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.678(c)	05/12/26	5,085	5,111,316
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	1,180	1,150,585
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,050	2,290,011
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,413,987
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,280,551
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	17,850	18,195,637

				383,707,501

Beverages 0.0%

Constellation Brands, Inc.,
Sr. Unsec’d. Notes	5.000	02/02/26	40	39,982

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27	30	28,481
Sr. Unsec’d. Notes	3.125	05/01/25	280	277,212
Sr. Unsec’d. Notes	5.150	03/02/28	335	339,647
Sr. Unsec’d. Notes	5.600	03/02/43	4,555	4,564,032

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 97

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)

Baxalta, Inc.,
Gtd. Notes	4.000%	06/23/25		925	$920,112

					6,129,484

Building Materials 0.3%

CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25		1,800	1,823,076
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	1,000	1,082,311
CRH SMW Finance DAC,
Gtd. Notes	5.200	05/21/29		10,885	11,022,972
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		2,239	2,167,083
Lennox International, Inc.,
Gtd. Notes	1.700	08/01/27		30	27,667
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,928,702

					18,051,811

Chemicals 0.4%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,000	1,870,600
Gtd. Notes, 144A	4.500	01/10/28		900	841,770
Gtd. Notes, 144A	4.500	01/31/30		1,457	1,264,312
Gtd. Notes, 144A	8.500	01/12/31		2,059	2,129,006
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26		70	70,203
LYB International Finance III LLC,
Gtd. Notes	1.250	10/01/25		185	179,251
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.000	04/01/25		35	34,736
Sr. Unsec’d. Notes	4.900	03/27/28		335	337,199
Sr. Unsec’d. Notes	5.950	11/07/25		20	20,273
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		407	355,998
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		3,296	3,438,140
Olympus Water US Holding Corp.,
Sr. Unsec’d. Notes, 144A	6.250	10/01/29		1,000	962,084

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250%	04/01/25	96	$94,301
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	1,020	983,662
Gtd. Notes	6.500	09/27/28	600	583,312
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	85	84,069
Sr. Unsec’d. Notes	3.450	06/01/27	45	43,677
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A(a)	5.650	06/04/29	5,705	5,814,946
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $194,089; purchased 12/15/22)(f)	13.000	12/16/27	194	196,085
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.800	06/06/26	335	328,340

				19,631,964

Coal 0.0%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	1,888	1,930,480

Commercial Services 0.7%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	1,800	1,647,184
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,028	2,032,483
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,000	934,510
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,925	1,795,640
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	1,610	1,430,742
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	2,300	2,120,950
Gtd. Notes, 144A	4.625	10/01/27	1,531	1,475,855
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	1,400	1,402,814
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	350	369,058

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 99

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Brink’s Co. (The),
Gtd. Notes, 144A	4.625%	10/15/27		2,246	$2,181,590
Carriage Services, Inc.,
Gtd. Notes, 144A	4.250	05/15/29		2,500	2,292,134
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		6,000	5,785,850
Sr. Unsec’d. Notes	0.894	12/10/25		3,643	3,480,007
Dcli Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		835	849,253
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,718,866
Equifax, Inc.,
Sr. Unsec’d. Notes	5.100	06/01/28		330	332,104
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28		335	334,084
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118		785	725,187
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/24		80	79,876
Sr. Unsec’d. Notes	2.150	01/15/27		80	75,568
Sr. Unsec’d. Notes	2.650	02/15/25		45	44,667
Sr. Unsec’d. Notes	4.450	06/01/28		85	83,501
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29		2,450	2,346,325
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27		320	319,463
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29		2,525	2,563,993

					36,421,704

Computers 0.2%

Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes	6.020	06/15/26		125	127,069
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24		125	124,807
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26		170	162,454
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes(a)	4.450	09/25/26		8,165	8,128,550

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Leidos, Inc.,
Gtd. Notes	3.625%	05/15/25	175	$173,480
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	971	1,069,158

				9,785,518

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	6,219	5,745,089
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	175	178,938

				5,924,027

Diversified Financial Services 1.1%

American Express Co.,
Sr. Unsec’d. Notes(a)	5.532(ff)	04/25/30	12,590	12,904,888
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	8,335	8,451,662
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	2,925	2,904,894
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	2,880	3,014,641
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28	35	35,038
Sr. Unsec’d. Notes	4.985(ff)	07/24/26	95	94,886
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	4,450	4,642,349
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27	250	239,070
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $9,290,119; purchased 05/18/21)^(f)	7.230(c)	05/31/25(d)	9,290	8,268,206
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	3,040	3,086,586
Gtd. Notes	6.750	11/17/28	1,710	1,802,756
Gtd. Notes, 144A	4.625	11/15/27	110	107,754
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	425	423,354

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 101

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OMERS Finance Trust (Canada),
Gtd. Notes, 144A	5.500%		11/15/33		7,850	$8,207,967
OneMain Finance Corp.,
Gtd. Notes	3.875		09/15/28		800	738,466
Gtd. Notes	6.625		05/15/29		3,075	3,075,000
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150		12/06/28		200	206,625
Sr. Unsec’d. Notes, GMTN	1.841		09/21/28	EUR	1,460	1,454,872

						59,659,014

Electric 1.7%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.950		06/01/28		35	33,956
AES Corp. (The),
Sr. Unsec’d. Notes	1.375		01/15/26		30	28,733
Sr. Unsec’d. Notes	5.450		06/01/28		250	252,272
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	(c)	06/15/26		3,220	3,236,709
Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400		06/06/27		3,965	4,007,285
Ameren Corp.,
Sr. Unsec’d. Notes	3.650		02/15/26		170	167,455
Black Hills Corp.,
Sr. Unsec’d. Notes	5.950		03/15/28		25	25,802
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250		06/01/26		98	97,512
Sr. Unsec’d. Notes, 144A	4.625		02/01/29		2,375	2,255,821
Sr. Unsec’d. Notes, 144A	5.000		02/01/31		1,950	1,840,328
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450		06/01/26		25	23,746
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688		05/15/29		3,011	2,852,923
DTE Energy Co.,
Sr. Unsec’d. Notes, Series F	1.050		06/01/25		155	151,615
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.300		03/15/28		115	113,364
Edison International,
Sr. Unsec’d. Notes	4.700		08/15/25		10,000	9,966,451
Sr. Unsec’d. Notes	4.950		04/15/25		55	54,949

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	3.625%	10/13/25	305	$301,444
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	12,260	12,308,504
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	35	33,818
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,389	2,386,014
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	213	212,734
Sr. Unsec’d. Notes	7.125	02/11/25	3,300	3,294,852
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	1,475	1,472,699
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	745	777,363
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	3,825	3,991,158
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	119,803
Sr. Unsec’d. Notes	4.750	05/15/26	160	159,941
Sr. Unsec’d. Notes	5.450	03/01/28	150	153,001
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	15	14,929
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	23,816
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	85,275
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	124,611
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	86,451
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	367	384,172
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	124,359
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	314	328,692
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	715,155
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,335,969
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	470	501,676
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	4,320	4,073,760
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	2,000	1,990,600
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28	1,100	1,159,813
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A(a)	3.395	04/09/30	1,640	1,517,779
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3 .550	05/01/27	335	326,464

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 103

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NextEra Energy Capital Holdings, Inc., (cont’d.)
Gtd. Notes	4.625%	07/15/27		185	$185,008
Gtd. Notes	6.051	03/01/25		335	336,090
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		4,350	4,356,193
Gtd. Notes, 144A	5.250	06/15/29		625	610,829
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	73,367
First Mortgage	3.300	12/01/27		175	166,724
First Mortgage	4.950	06/08/25		45	44,895
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,078,504
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes	1.300	06/15/25		335	327,146
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25		20	19,359
Sempra,
Sr. Unsec’d. Notes	4.000	02/01/48		580	453,627
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	215,136
Sr. Unsec’d. Notes	5.150	10/06/25		335	336,669
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,438,806
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,270,639
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,143,277
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,249,611
Gtd. Notes, 144A	5.500	09/01/26		1,000	998,552
Gtd. Notes, 144A	5.625	02/15/27		4,600	4,587,860
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	29,145
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	45,037
Sr. Unsec’d. Notes	5.000	09/27/25		85	85,096
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/28		60	58,249

					88,223,592

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment 0.1%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375%	03/15/29		730	$744,589
Gtd. Notes, 144A(a)	6.625	03/15/32		540	553,646
Gtd. Notes, 144A	7.250	06/15/28		2,425	2,481,435

					3,779,670

Electronics 0.0%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26		45	45,072
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26		30	28,393

					73,465

Engineering & Construction 0.4%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,625,812
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,373,367
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	191,563
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		920	940,845
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,439,908
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,483,981
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,721,257
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		2,900	2,656,117

					18,432,850

Entertainment 0.4%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		6,055	5,675,052
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,625	1,619,996
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	437	470,066

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 105

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125%	04/15/26		1,815	$1,789,608
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		3,400	3,345,811
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,172,377
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		2,745	2,193,210
Gtd. Notes	5.141	03/15/52		3,750	2,824,111

					22,090,231

Foods 0.7%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,780,061
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		4,400	4,268,691
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	8,420	10,698,112
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,846,481
General Mills, Inc.,
Sr. Unsec’d. Notes	4.000	04/17/25		40	39,815
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29		3,680	3,368,662
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	326,116
Gtd. Notes	4.625	10/01/39		1,415	1,285,898
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26		335	322,236
Sr. Unsec’d. Notes	4.650	09/15/29		3,475	3,475,101
Sr. Unsec’d. Notes	4.700	08/15/26		2,460	2,467,413
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	0.900	02/15/26		15	14,280
US Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29		6,000	5,782,065

					37,674,931

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27		1,075	$1,036,515
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,958,564
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,468
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,783,957

					7,803,504

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		820	767,564
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	457,081
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	658,421
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	3.550	04/01/25		80	79,460

					1,962,526

Healthcare-Services 0.8%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,143,978
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		25	24,277
Gtd. Notes	4.375	10/15/28		1,630	1,601,036
Sr. Unsec’d. Notes	5.685	03/15/26		65	64,992
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		3,725	3,426,392
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/24		65	64,871
Sr. Unsec’d. Notes	4.900	02/08/26		335	334,137
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	67,316
Gtd. Notes	5.250	04/15/25		15	14,999
Gtd. Notes	5.250	06/15/26		335	336,293
Gtd. Notes	5.375	02/01/25		275	274,980
Gtd. Notes	5.375	09/01/26		290	291,472

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 107

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

HCA, Inc., (cont’d.)
Gtd. Notes	5.625%	09/01/28		335	$341,703
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	5.200	06/15/29		1,450	1,467,293
Humana, Inc.,
Sr. Unsec’d. Notes	5.700	03/13/26		55	55,004
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	660,660
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,962,198
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,249,276
Sr. Sec’d. Notes	5.700	05/15/28		335	342,102
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,173,390
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26		205	195,410
Gtd. Notes	3.600	02/01/25		125	124,359
Gtd. Notes	3.600	09/01/27		335	326,136
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	2,935,487
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	23,661
Sr. Sec’d. Notes	4.625	06/15/28		225	217,663
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.800	01/15/30		16,490	16,552,935

					43,272,020

Home Builders 0.5%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,050	2,033,165
Gtd. Notes	7.250	10/15/29		1,350	1,372,156
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27		4,175	4,200,153
Lennar Corp.,
Gtd. Notes	4.750	05/30/25		220	219,542
Gtd. Notes	4.750	11/29/27		135	135,026
Gtd. Notes	5.000	06/15/27		40	40,234
Gtd. Notes	5.250	06/01/26		3,145	3,160,119
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		834	806,394

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250%	12/15/27	3,000	$2,943,750
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,332,338
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,692,720
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	3,000	2,963,706
Gtd. Notes	5.700	06/15/28	855	849,633

				23,748,936

Household Products/Wares 0.1%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	3.000	06/26/27	6,005	5,754,671

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	1,390	1,397,524

Insurance 0.0%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	132,787
CNA Financial Corp.,
Sr. Unsec’d. Notes	4.500	03/01/26	30	29,857
High Street Funding Trust I,
Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	322,188
Markel Group, Inc.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	391,279

				876,111

Internet 0.1%

eBay, Inc.,
Sr. Unsec’d. Notes	1.900	03/11/25	55	54,390

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 109

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

Expedia Group, Inc.,
Gtd. Notes, 144A	6.250%	05/01/25	335	$335,505
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,990,152

				5,380,047

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,918,203
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	1,890	1,896,550
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,178	1,240,858
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	25	24,600
Sr. Unsec’d. Notes	2.800	12/15/24	75	74,775

				6,154,986

Leisure Time 0.5%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,800	4,812,000
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	925	989,269
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	4,725	4,745,452
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	5,475	5,467,937
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,845,042
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	1,175	1,174,448
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,425	2,425,000
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,725	1,707,509
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,307,556

				24,474,213

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.3%

Marriott International, Inc.,
Sr. Unsec’d. Notes	3.750%	03/15/25	45	$44,740
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	926,737
Gtd. Notes	6.125	09/15/29	6,205	6,184,222
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	6,129	6,113,747
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	4,100	4,070,026

				17,339,472

Machinery-Diversified 0.2%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	400	415,601
CNH Industrial Capital LLC,
Gtd. Notes	1.450	07/15/26	45	42,525
Dover Corp.,
Sr. Unsec’d. Notes	3.150	11/15/25	35	34,393
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,214,790
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,650,133

				11,357,442

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	625	612,231
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	23,906
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,750	2,742,472
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	69,359
Sr. Sec’d. Notes(a)	6.384	10/23/35	3,075	3,074,206
Sr. Sec’d. Notes	6.484	10/23/45	95	89,929
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15	14,572

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 111

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC,
Gtd. Notes, 144A	3.375%	02/15/31		1,000	$717,377
Gtd. Notes, 144A	4.125	12/01/30		750	552,897
Gtd. Notes, 144A	5.375	02/01/28		975	834,372
Gtd. Notes, 144A	5.500	04/15/27		9,497	8,452,359
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	502,411
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $55,688; purchased 01/31/24)(f)	6.625	08/15/27(d)		825	5,229
Sec’d. Notes, 144A (original cost $3,074,190;purchased 09/09/19 - 08/30/22)(f)	5.375	08/15/26(d)		8,190	55,337
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		825	547,955
Gtd. Notes	7.375	07/01/28		675	494,288
Gtd. Notes	7.750	07/01/26		4,500	3,801,943
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		4,350	4,579,441
Paramount Global,
Sr. Unsec’d. Notes	3.700	06/01/28		25	23,386
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,378,426
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,317,103
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,499,232

					36,388,431

Mining 0.4%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		1,100	1,087,229
Sec’d. Notes, 144A	9.375	03/01/29		1,830	1,939,086
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,211,550
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		1,400	1,415,008
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		3,842	3,811,665

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.300%	03/15/26	8,770	$8,846,363
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	2,150	2,067,597

				20,378,498

Miscellaneous Manufacturing 0.1%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	6,825	6,029,873

Multi-National 0.3%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,143,793
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	380	382,105
Sr. Unsec’d. Notes	5.250	11/21/25	10	10,040
Sr. Unsec’d. Notes	6.000	04/26/27	2,450	2,528,068
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	507,543
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,014,373
Unsec’d. Notes	6.950	08/01/26	500	517,040
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,002,407
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26	5,500	5,129,506

				15,234,875

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,429,632
Gtd. Notes	5.100	03/01/30	1,800	1,787,433

				4,217,065

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 113

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 1.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31	1,585	$1,384,341
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	8,945	8,328,014
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	2,141	2,541,557
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,325	2,372,658
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	49,235
Sr. Unsec’d. Notes	5.400	06/15/47	792	733,165
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,676,793
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	2,921	2,869,329
Gtd. Notes, 144A	8.375	07/01/28	1,320	1,364,838
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	435	456,794
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	20	20,087
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	1,813	1,493,912
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,504,366
Sr. Unsec’d. Notes	7.750	02/01/32	6,575	6,413,255
Sr. Unsec’d. Notes	8.625	01/19/29	3,950	4,175,545
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.375	03/30/28	1,787	1,608,490
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29	3,150	3,102,057
Gtd. Notes, 144A	5.500	02/01/26	3,825	3,819,310
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	55	54,412
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,650	1,610,846
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27	200	197,408
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	75	72,606
Sr. Unsec’d. Notes	4.700	05/01/25	300	299,525
Sr. Unsec’d. Notes	5.125	12/15/26	315	316,923

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.342%(c)	09/30/29		676	$665,541
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.500	12/01/25		240	240,588
Sr. Unsec’d. Notes	5.550	03/15/26		335	337,014
Sr. Unsec’d. Notes	7.500	05/01/31		250	276,670
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26		70	70,089
Gtd. Notes	5.650	05/15/25		335	336,018
Gtd. Notes	5.650	05/15/28		335	339,444
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27		4,625	4,576,854
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,600	1,644,283
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,800	2,258,122
Gtd. Notes, EMTN	6.250	12/14/26	GBP	3,935	5,087,203
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	2,370	2,527,214
Gtd. Notes(a)	4.500	01/23/26		3,830	3,722,990
Gtd. Notes	5.350	02/12/28		179	166,594
Gtd. Notes	6.490	01/23/27		3,045	3,002,035
Gtd. Notes	6.500	03/13/27		2,378	2,327,800
Gtd. Notes	6.500	01/23/29		300	281,577
Gtd. Notes	6.840	01/23/30		300	276,075
Gtd. Notes	6.875	10/16/25		6,200	6,216,244
Gtd. Notes, EMTN	2.750	04/21/27	EUR	400	401,380
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,056,757
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,296	1,343,203
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,436,400
Phillips 66,
Gtd. Notes	3.850	04/09/25		180	179,072
Gtd. Notes	3.900	03/15/28		70	68,115
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	96,037
Sr. Unsec’d. Notes	5.100	03/29/26		15	15,115
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		660	664,125

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 115

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150%	09/15/27	1,420	$1,325,495
Sr. Unsec’d. Notes	4.350	06/01/28	175	172,612
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	6,960	6,922,417

				94,498,549

Packaging & Containers 0.1%

Amcor Finance USA, Inc.,
Gtd. Notes	4.500	05/15/28	335	329,022

Ball Corp.,
Gtd. Notes	6.000	06/15/29	1,925	1,955,212
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27	20	18,635
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	40	37,780
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,500	1,411,064
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	2,225	2,125,777
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	450	454,251
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	50	48,049

				6,379,790

Pharmaceuticals 0.3%

AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	164,851
Sr. Unsec’d. Notes	3.600	05/14/25	295	293,124
Sr. Unsec’d. Notes	4.550	03/15/35	165	158,604
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	2,957	2,372,858
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	624,000
Gtd. Notes, 144A	5.000	02/15/29	550	316,250

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	550	$302,500
Gtd. Notes, 144A	5.250	02/15/31	25	13,500
Gtd. Notes, 144A	6.250	02/15/29	550	340,313
Gtd. Notes, 144A	7.000	01/15/28	200	132,000
Gtd. Notes, 144A	9.000	12/15/25	100	98,054
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,215	1,705,550
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25	555	549,130
Cencora, Inc.,
Sr. Unsec’d. Notes	3.450	12/15/27	85	82,048
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	324,584
Sr. Unsec’d. Notes	3.250	08/15/29	50	45,894
Sr. Unsec’d. Notes	3.875	07/20/25	15	14,868
Sr. Unsec’d. Notes	4.100	03/25/25	335	333,483
Sr. Unsec’d. Notes	5.000	01/30/29	25	24,900
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,184,292
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	166,212
Gtd. Notes	5.250	06/15/46	2,095	1,774,605
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,190	3,883,365
Gtd. Notes	4.000	06/22/50	820	566,236

				15,471,221

Pipelines 1.4%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	2,450	2,391,886
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,117,979
Boardwalk Pipelines LP,
Gtd. Notes	4.950	12/15/24	30	29,975
Gtd. Notes	5.950	06/01/26	60	60,656
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,450,127
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,322,467

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 117

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP, (cont’d.)
Jr. Sub. Notes, Series H	6.500%(ff)	11/15/26(oo)	3,490	$3,483,243
Sr. Unsec’d. Notes	2.900	05/15/25	90	88,962
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,423
Sr. Unsec’d. Notes	4.050	03/15/25	125	124,508
Sr. Unsec’d. Notes	4.400	03/15/27	80	79,310
Sr. Unsec’d. Notes	5.000	05/15/50	695	601,779
Sr. Unsec’d. Notes(a)	5.250	07/01/29	5,535	5,587,627
Sr. Unsec’d. Notes	5.300	04/15/47	110	98,785
Sr. Unsec’d. Notes	6.250	04/15/49	320	325,233
EnLink Midstream LLC,
Gtd. Notes	5.375	06/01/29	6,530	6,578,865
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	300	298,737
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	2,800	2,864,115
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	211,794
Kinder Morgan, Inc.,
Gtd. Notes	4.300	06/01/25	25	24,904
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	30	29,889
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,721
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,085
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	326,797
ONEOK, Inc.,
Gtd. Notes	4.400	10/15/29	2,155	2,100,559
Gtd. Notes	4.950	07/13/47	385	330,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	600	595,301
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	6,798	7,097,486
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	6.500	07/15/27	125	126,135
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	49,044
Sr. Unsec’d. Notes	4.875	01/15/26	200	199,747

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.000%	03/15/28	135	$131,292
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	120	118,752
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	2,225	2,224,064
Sr. Sec’d. Notes, 144A(a)	8.125	06/01/28	1,025	1,063,649
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	396,310
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,222,433
Sr. Unsec’d. Notes	4.900	03/15/29	5,615	5,607,901
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,643,812
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,583,546

				75,665,711

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	2,057	2,105,904
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	2,700	2,624,240

				4,730,144

Real Estate Investment Trusts (REITs) 0.8%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950	01/15/28	335	325,934
Gtd. Notes	4.300	01/15/26	20	19,855
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	135,244
Sr. Unsec’d. Notes	2.400	03/15/25	80	79,221
Sr. Unsec’d. Notes	3.550	07/15/27	115	111,364
Sr. Unsec’d. Notes	3.650	03/15/27	335	326,656
Sr. Unsec’d. Notes(a)	5.200	02/15/29	7,955	8,041,035
Sr. Unsec’d. Notes	5.250	07/15/28	110	111,286
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	245	229,220
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.850	02/01/25	430	428,279
Sr. Unsec’d. Notes	4.125	06/15/26	2,175	2,145,964

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 119

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900%	03/15/27	40	$38,281
Sr. Unsec’d. Notes	3.700	06/15/26	295	289,684
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,729
Sr. Unsec’d. Notes	5.600	06/01/29	6,495	6,661,056
CubeSmart LP,
Gtd. Notes	3.125	09/01/26	80	77,589
Digital Realty Trust LP,
Gtd. Notes	4.450	07/15/28	125	123,347
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	627	627,001
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	91,086
Gtd. Notes	3.800	04/01/27	115	112,551
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	1,175	1,037,293
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	845	864,768
Sr. Sec’d. Notes, 144A	4.875	05/15/29	2,100	1,998,664
Realty Income Corp.,
Sr. Unsec’d. Notes	4.450	09/15/26	15	14,923
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	3,550	3,230,369
Sr. Unsec’d. Notes	3.875	02/15/27	2,400	2,323,009
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	3,250	3,120,012
Sun Communities Operating LP,
Gtd. Notes	5.500	01/15/29	3,610	3,643,855
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	50	49,737
Gtd. Notes	3.250	10/15/26	85	82,428
Gtd. Notes	3.500	02/01/25	45	44,789
Gtd. Notes	3.850	04/01/27	65	63,561
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	20	19,814
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	95	91,805
Gtd. Notes, 144A	4.250	12/01/26	600	588,832

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A	4.625%	06/15/25		610	$606,990
Gtd. Notes, 144A	4.625	12/01/29		485	465,787
Gtd. Notes, 144A	5.750	02/01/27		2,970	2,993,752
Welltower OP LLC,
Gtd. Notes	4.000	06/01/25		105	104,451
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	6.950	10/01/27		20	21,159

					41,355,380

Retail 0.6%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,215,215
Sr. Sec’d. Notes, 144A(a)	5.625	09/15/29		1,335	1,331,663
Sr. Sec’d. Notes, 144A(a)	6.125	06/15/29		1,495	1,514,540
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27		2,930	2,833,564
AutoZone, Inc.,
Sr. Unsec’d. Notes(a)	6.250	11/01/28		1,470	1,546,539
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		2,850	3,016,569
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		3,525	3,849,831
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	597,784
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	443,500
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,606,398
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		2,609	2,436,405
Home Depot, Inc. (The),
Sr. Unsec’d. Notes(a)	4.750	06/25/29		7,860	7,914,667
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,224,763
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26		305	296,521

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 121

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	25	$24,420
Sr. Unsec’d. Notes, MTN	3.500	07/01/27	75	73,025
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	3.600	09/01/27	30	29,161
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	945	942,222

				32,896,787

Semiconductors 0.3%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.875	01/15/27	335	329,501
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30	3,530	3,438,471
Sr. Unsec’d. Notes(a)	5.050	07/12/29	9,865	9,951,357
NXP BV/NXP Funding LLC (China),
Gtd. Notes	5.350	03/01/26	35	35,188

				13,754,517

Shipbuilding 0.1%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28	3,500	3,156,151
Gtd. Notes	3.483	12/01/27	135	129,840

				3,285,991

Software 0.1%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	975,000
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	335	303,418
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28	40	40,807
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	110	106,396
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	3,000	2,987,800

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes	5.000%	03/28/26		75	$75,270
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27		110	107,206

					4,595,897

Telecommunications 1.4%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	3,000	3,219,163
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28		20	18,173
Sr. Unsec’d. Notes	2.550	12/01/33		74	60,243
Sr. Unsec’d. Notes	3.800	02/15/27		55	53,971
Sr. Unsec’d. Notes	4.500	05/15/35		70	65,599
Sr. Unsec’d. Notes	5.539	02/20/26		335	335,098
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	3.600	01/19/27		335	327,193
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $39; purchased 11/14/23)^(f)	0.000	12/31/30		390	29,103
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,419; purchased 11/14/23)^(f)	0.000	12/31/30		2	1,931
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)^(f)	0.000	12/31/30		237	1,613
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,834,503; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		3,053	3,071,852
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $142,519; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		217	201,141
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28		7,250	7,130,910
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	604,500
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	557,563
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		425	340,868

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 123

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Level 3 Financing, Inc., (cont’d.)
Sec’d. Notes, 144A	4.875%	06/15/29		2,225	$1,902,958
Sr. Sec’d. Notes, 144A	10.500	04/15/29		3,700	4,124,353
Sr. Sec’d. Notes, 144A	10.500	05/15/30		900	985,938
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,500	2,821,641
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	11,446,040
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,638,300
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		140	139,429
Sr. Unsec’d. Notes	5.000	04/15/29		3,655	3,683,029
Sprint LLC,
Gtd. Notes	7.625	02/15/25		7,255	7,264,742
Gtd. Notes	7.625	03/01/26		2,745	2,816,968
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	3,122	2,415,398
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	111,398
Gtd. Notes	2.625	04/15/26		60	58,172
Gtd. Notes	3.000	02/15/41		2,755	2,022,785
Gtd. Notes	3.500	04/15/25		40	39,727
Gtd. Notes	3.750	04/15/27		100	97,905
Gtd. Notes(a)	3.875	04/15/30		2,020	1,918,850
Gtd. Notes	5.375	04/15/27		35	35,227
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		350	290,884
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	2,855,392
Sr. Unsec’d. Notes	3.500	11/01/24		50	50,000
Sr. Unsec’d. Notes, 144A	4.780	02/15/35		3,821	3,680,846
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,656,572

					72,075,475

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,401,173
Gtd. Notes, 144A	5.875	12/15/27		335	337,270

					1,738,443

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050%	03/01/41	790	$766,344
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	4.000	06/01/28	20	19,563
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	1,245	1,124,932
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34	83	82,323
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	4,648	4,826,239
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27	440	434,573
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	145	144,618
Sr. Unsec’d. Notes, MTN	5.650	03/01/28	335	343,571

				7,742,163

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.950	03/10/25	20	19,908
Sr. Unsec’d. Notes, 144A	4.000	07/15/25	25	24,802
Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	8,189,476
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	335	338,698

				8,572,884

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.950	09/01/27	175	167,444

TOTAL CORPORATE BONDS (cost $1,465,586,142)				1,435,394,034

FLOATING RATE AND OTHER LOANS 1.1%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28	1,142	1,082,101

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 125

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services 0.0%

Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.435%(c)	08/12/28		323	$323,125

Computers 0.1%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.100(c)	03/01/29		3,504	3,493,436

Insurance 0.0%

Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.050(c)	07/31/27		676	669,544
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.035(c)	08/21/28		936	930,002

					1,599,546

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	6.250	10/31/29	GBP	2,791	3,598,853

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.304(c)	01/18/28		1,412	1,378,583
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		856	902,665
First Lien Term Loan, 1 Month SOFR + 10.100%	14.944(c)	05/25/26		137	117,090
Second Lien Term Loan	8.175	08/24/26		5,140	14,589

					2,412,927

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30		6,895	6,826,396
Tank Holding Corp.,
Term Loan, 3 Month SOFR + 6.000%	10.424(c)	03/31/28		1,784	1,748,666

					8,575,062

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Pharmaceuticals 0.0%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706%(c)	02/01/27		500	$488,334

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%	7.061(c)	04/23/26		967	957,161

Retail 0.4%

CD&R Firefly Bidco Ltd. (United Kingdom),
Facility B6 Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	2,850	3,672,176
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.146(c)	04/30/27	EUR	7,000	7,342,992
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%	6.595(c)	07/01/31	EUR	7,875	8,573,527
WSH Services Holdings Ltd. (United Kingdom),
Term Facility B2, SONIA + 5.500%	10.453(c)	05/16/31	GBP	450	580,543

					20,169,238

Telecommunications 0.3%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27		2,630	2,618,958
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29		209	213,626
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30		211	214,908
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	7.886(c)	07/17/29	EUR	10,925	11,935,660

					14,983,152

TOTAL FLOATING RATE AND OTHER LOANS (cost $59,139,455)					57,682,935

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 127

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.1%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$23,010
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	22,651

				45,661

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,725,650
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,835,484

				6,561,134

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	117,843

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	98,081

TOTAL MUNICIPAL BONDS (cost $8,431,669)				6,822,719

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.6%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	12,800	12,260,608
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.855(c)	07/01/26	2,374	2,376,201
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.257(c)	09/25/31	305	305,050
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.007(c)	01/26/32	1,221	1,226,285
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.557(c)	01/26/32	3,240	3,309,833
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,449	1,281,031

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750%(cc)	06/25/64	3,359	$3,280,477
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.989(cc)	09/25/47	21	19,613
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,304	2,304,013
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	11,269	10,501,385
Series 2024-RP02, Class A2, 144A	4.213(cc)	02/25/63	890	762,090
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	269	202,254
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	66,056
Series 2024-RP02, Class B3, PO, 144A	11.851(s)	02/25/63	247	30,240
Series 2024-RP02, Class B4, PO, 144A	15.714(s)	02/25/63	449	37,051
Series 2024-RP02, Class M1, 144A	4.213(cc)	02/25/63	598	499,401
Series 2024-RP02, Class M2, 144A	4.136(cc)	02/25/63	456	364,821
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	21	18,186
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	14,276	17,611
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.107(c)	03/25/42	860	945,151
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.107(c)	03/25/42	340	366,503
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.557(c)	07/25/43	600	620,532
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	10/25/43	330	338,769
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.557(c)	07/25/44	500	502,383
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,513	2,390,753
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	10/25/33	145	144,911
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.857(c)	09/26/33	645	648,124
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,737	137,053
Series 2012-144, Class EI, IO	3.000	01/25/28	854	25,708
Series 2012-148, Class IC, IO	3.000	01/25/28	1,492	40,370
Series 2013-13, Class IK, IO	2.500	03/25/28	756	21,417
Series 2013-49, Class AI, IO	3.000	05/25/33	1,320	102,816
Series 2015-59, Class CI, IO	3.500	08/25/30	767	22,773
Series 2016-20, Class DI, IO	3.500	04/25/31	1,646	115,026
Series 2018-24, Class BH	3.500	04/25/48	194	172,958

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 129

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC, (cont’d.)
Series 2018-25, Class AG	3.500%	04/25/47	643	$622,290
Series 2018-57, Class QV	3.500	11/25/29	1,155	1,137,990
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.857(c)	12/25/50	100	108,109
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.857(c)	11/25/50	1,630	1,835,050
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.507(c)	01/25/34	408	409,276
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.257(c)	10/25/41	1,630	1,678,065
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.357(c)	10/25/41	200	200,638
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.207(c)	09/25/41	200	204,876
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.957(c)	09/25/41	3,080	3,104,971
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.207(c)	12/25/41	2,700	2,725,326
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	01/25/42	110	111,994
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.757(c)	04/25/42	300	310,341
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	212	210,089
Series 4046, Class PI, IO	3.000	05/15/27	625	16,405
Series 4060, Class IO, IO	3.000	06/15/27	287	7,111
Series 4131, Class BI, IO	2.500	11/15/27	1,404	37,428
Series 4146, Class KI, IO	3.000	12/15/32	1,755	142,092
Series 4153, Class IO, IO	3.000	01/15/28	1,786	45,316
Series 4172, Class KI, IO	3.000	10/15/32	2,319	139,091
Series 4182, Class EI, IO	2.500	03/15/28	1,121	33,856
Series 4186, Class JI, IO	3.000	03/15/33	5,734	392,736
Series 4314, Class PD	3.750	07/15/43	492	483,177
Series 4574, Class AI, IO	3.000	04/15/31	1,132	73,037
Series 4631, Class GP	3.500	03/15/46	1,319	1,257,371
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	5,044	4,994,958
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	706	122,432
Series 2014-116, Class IT, IO	4.000	08/20/44	829	109,731

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2016-164, Class IG, IO	4.000%	12/20/46		1,326	$219,792
Series 2017-045, Class QA	3.000	11/20/42		1,381	1,345,185
Series 2018-05, Class IB, IO	4.000	01/20/48		556	108,126
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.355(c)	01/25/55		6,700	6,702,097
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.657(c)	01/25/34		1,268	1,282,072
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59		3,175	3,175,164
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60		178	177,636
Series 2021-SL02, Class A, 144A	4.875	10/25/68		213	211,162
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		2,750	2,754,173
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 0.000% (Cap N/A, Floor 0.000%)	3.062(c)	05/26/66	EUR	6,100	6,597,759
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		117	115,224
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.602(c)	01/25/48		225	220,398
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.757(c)	04/25/34		2,400	2,439,150
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.357(c)	05/25/33		9,402	9,494,661
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.206(c)	03/29/27		6,904	6,952,337
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		4,536	4,245,174
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699	11/25/29		7,900	7,896,548
Series 2024-RPL02, Class A1, 144A	3.500	05/25/54		1,435	1,370,806
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average
SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.557(c)	11/25/31		2,069	2,117,462
Series 2023-01, Class M1A, 144A, 30 Day Average
SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	07/25/33		1,544	1,561,022

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 131

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd., (cont’d.)
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.857%(c)	09/25/34		2,446	$2,449,631
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		1,935	1,934,931
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		5,551	5,476,529
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.131(c)	06/24/71	EUR	993	1,078,804
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	5.709(cc)	12/25/34		82	75,393

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $135,079,992)					135,972,445

SOVEREIGN BONDS 2.9%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	863,358
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		8,028	8,020,074
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		1,000	988,500
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	255,780
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,442,740
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	620,310
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	977,612
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		621	627,831
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,700	3,410,912
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	592,050
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	795,613
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	731,124
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	488,101
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,366,365
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,706	1,753,638
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,336	3,411,010

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN	1.375%	02/10/31		10,000		$8,177,273
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000		9,575,567
Gov’t. Gtd. Notes	4.000	05/23/28		10,760		10,597,033
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		10,000		9,110,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		10,000		9,921,875
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000		1,022,825
Province of Alberta (Canada),
Sr. Unsec’d. Notes	3.300	03/15/28		1,510		1,467,447
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500	01/15/26		1,645		1,678,815
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195		187,574
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565		586,151
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	—(r	)	529
Sr. Unsec’d. Notes, Series 05Y	1.250	02/17/26		9,070		8,659,679
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		600		548,692
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		1,283		1,312,679
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000		21,564,644
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	1,600		1,789,131
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500		12,420,745
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662		1,625,362
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	8,365		8,954,013
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410		2,356,872
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492		427,135
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	8,950		9,580,205
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165		1,199,586

TOTAL SOVEREIGN BONDS (cost $152,446,644)						153,108,850

U.S. GOVERNMENT AGENCY OBLIGATIONS 12.9%
Federal Farm Credit Bank	1.230	07/29/30		6,600		5,506,524

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 133

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank	1.550%	07/26/30	500	$425,279
Federal Farm Credit Bank	2.150	12/01/31	20,000	16,966,670
Federal Farm Credit Bank	2.200	12/09/31	10,000	8,500,620
Federal Home Loan Mortgage Corp.	1.500	02/01/36	19,104	16,664,811
Federal Home Loan Mortgage Corp.	1.500	05/01/36	529	459,826
Federal Home Loan Mortgage Corp.	2.000	11/01/36	7,358	6,553,224
Federal Home Loan Mortgage Corp.	2.500	02/01/36	39,792	36,617,099
Federal Home Loan Mortgage Corp.	2.500	09/01/46	5,296	4,477,589
Federal Home Loan Mortgage Corp.	2.500	01/01/51	488	407,916
Federal Home Loan Mortgage Corp.	2.500	04/01/51	8,412	7,010,781
Federal Home Loan Mortgage Corp.	2.500	05/01/51	4,607	3,828,724
Federal Home Loan Mortgage Corp.	2.500	07/01/51	2,449	2,030,263
Federal Home Loan Mortgage Corp.	2.500	11/01/51	16,558	13,882,870
Federal Home Loan Mortgage Corp.	2.500	12/01/51	477	396,324
Federal Home Loan Mortgage Corp.	2.500	01/01/52	966	810,760
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,334	1,111,071
Federal Home Loan Mortgage Corp.	3.000	07/01/46	3,092	2,759,518
Federal Home Loan Mortgage Corp.	3.000	11/01/50	665	581,221
Federal Home Loan Mortgage Corp.	3.000	02/01/52	6,668	5,755,775
Federal Home Loan Mortgage Corp.	3.000	04/01/52	962	836,142
Federal Home Loan Mortgage Corp.	3.000	04/01/52	8,658	7,469,962
Federal Home Loan Mortgage Corp.	3.500	08/01/43	271	248,896
Federal Home Loan Mortgage Corp.	3.500	10/01/45	5,042	4,628,084
Federal Home Loan Mortgage Corp.	3.500	09/01/46	11,764	10,798,282
Federal Home Loan Mortgage Corp.	3.500	11/01/46	5,529	5,075,451
Federal Home Loan Mortgage Corp.	3.500	02/01/52	1,181	1,061,224
Federal Home Loan Mortgage Corp.	3.500	04/01/52	512	458,279
Federal Home Loan Mortgage Corp.	3.500	05/01/52	335	300,019
Federal Home Loan Mortgage Corp.	5.500	11/01/52	20,102	19,916,698
Federal Home Loan Mortgage Corp.	5.500	10/01/54	6,958	6,892,895
Federal Home Loan Mortgage Corp.	6.000	01/01/53	7,061	7,112,048
Federal Home Loan Mortgage Corp.	6.000	03/01/53	7,055	7,100,767
Federal Home Loan Mortgage Corp.	6.000	03/01/53	8,547	8,683,259
Federal Home Loan Mortgage Corp.	6.000	04/01/53	7,178	7,224,780
Federal Home Loan Mortgage Corp.	6.000	09/01/54	9,304	9,364,430
Federal Home Loan Mortgage Corp.	6.750	03/15/31	545	617,755
Federal National Mortgage Assoc.	1.500	05/01/36	669	581,822
Federal National Mortgage Assoc.	1.500	06/01/36	26,544	23,152,286
Federal National Mortgage Assoc.	2.000	02/01/36	36,961	33,035,478
Federal National Mortgage Assoc.(kk)	2.000	12/01/36	45,446	40,785,475
Federal National Mortgage Assoc.	2.000	11/01/50	5,087	4,069,592
Federal National Mortgage Assoc.	2.000	12/01/50	13,471	10,774,739

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	08/01/35	2,516	$2,308,524
Federal National Mortgage Assoc.(k)(kk)	2.500	08/01/36	61,375	56,479,193
Federal National Mortgage Assoc.	2.500	06/01/50	456	381,496
Federal National Mortgage Assoc.	2.500	10/01/50	1,829	1,521,071
Federal National Mortgage Assoc.	2.500	06/01/51	3,876	3,234,399
Federal National Mortgage Assoc.	2.500	07/01/51	864	718,548
Federal National Mortgage Assoc.	3.000	03/01/43	21,416	19,083,484
Federal National Mortgage Assoc.	3.000	08/01/43	372	331,063
Federal National Mortgage Assoc.	3.000	04/01/48	593	527,739
Federal National Mortgage Assoc.	3.000	04/01/48	2,877	2,564,140
Federal National Mortgage Assoc.	3.000	10/01/51	582	503,940
Federal National Mortgage Assoc.	3.000	12/01/51	1,928	1,668,975
Federal National Mortgage Assoc.	3.000	04/01/52	4,400	3,797,017
Federal National Mortgage Assoc.	3.500	TBA	16,000	14,303,774
Federal National Mortgage Assoc.	3.500	11/01/42	1,693	1,553,934
Federal National Mortgage Assoc.	3.500	09/01/44	1,194	1,096,515
Federal National Mortgage Assoc.	3.500	07/01/47	1,648	1,513,331
Federal National Mortgage Assoc.	3.500	07/01/48	8,409	7,709,235
Federal National Mortgage Assoc.	3.500	05/01/52	851	761,153
Federal National Mortgage Assoc.	4.000	TBA	5,500	5,081,288
Federal National Mortgage Assoc.	4.000	03/01/48	27,044	25,630,264
Federal National Mortgage Assoc.	4.000	04/01/52	1,218	1,125,383
Federal National Mortgage Assoc.	4.000	06/01/52	3,261	3,016,830
Federal National Mortgage Assoc.	4.500	TBA	13,000	12,340,967
Federal National Mortgage Assoc.	4.500	06/01/52	7,662	7,276,440
Federal National Mortgage Assoc.	5.000	TBA	14,000	13,602,830
Federal National Mortgage Assoc.	5.500	10/01/52	2,761	2,739,932
Federal National Mortgage Assoc.	5.500	11/01/52	4,519	4,499,750
Federal National Mortgage Assoc.	5.500	12/01/52	1,926	1,912,241
Federal National Mortgage Assoc.	5.500	01/01/53	1,554	1,539,946
Federal National Mortgage Assoc.	6.000	11/01/52	5,555	5,600,340
Federal National Mortgage Assoc.	6.000	12/01/52	6,573	6,625,236
Federal National Mortgage Assoc.	6.000	04/01/53	4,675	4,704,980
Federal National Mortgage Assoc.	6.000	08/01/54	5,296	5,330,740
Federal National Mortgage Assoc.	6.000	09/01/54	7,144	7,190,528
Federal National Mortgage Assoc.	6.500	01/01/53	10,633	10,862,031
Federal National Mortgage Assoc.	6.625	11/15/30	605	679,102
Federal National Mortgage Assoc.	7.125	01/15/30	580	659,104
Government National Mortgage Assoc.	2.000	10/20/50	19,718	16,105,874
Government National Mortgage Assoc.	3.500	12/20/51	11,526	10,439,369
Government National Mortgage Assoc.	3.500	02/20/52	9,591	8,669,597
Government National Mortgage Assoc.	4.000	TBA	17,000	15,827,266

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 135

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	03/20/52	1,199	$1,116,666
Government National Mortgage Assoc.	4.500	08/20/52	9,264	8,859,072
Government National Mortgage Assoc.	6.500	TBA	16,500	16,762,815
Resolution Funding Corp. Principal Strips	4.689(s)	04/15/30	2,730	2,146,373
Resolution Funding Corp. Principal Strips	5.143(s)	01/15/30	8,251	6,552,728
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,143,392
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	3,333	3,204,920

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $676,819,836)				679,238,763

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Bonds(h)	2.375	02/15/42	2,942	2,167,427
U.S. Treasury Notes	0.375	01/31/26	120,940	115,270,937
U.S. Treasury Notes	0.750	04/30/26	73,995	70,289,469
U.S. Treasury Notes	0.750	05/31/26	191,160	181,109,167
U.S. Treasury Notes(k)	2.125	05/15/25	3,695	3,649,390
U.S. Treasury Notes(k)	2.250	11/15/24	2,540	2,537,420
U.S. Treasury Notes	3.625	08/31/29	265	259,079
U.S. Treasury Notes(h)(kk)	4.000	12/15/25	257,210	256,355,983
U.S. Treasury Notes	4.250	12/31/25	132,770	132,687,019
U.S. Treasury Notes(h)(k)	5.000	09/30/25	258,811	260,226,373
U.S. Treasury Notes	5.000	10/31/25	1,000	1,006,445
U.S. Treasury Strips Coupon(h)	1.020(s)	05/15/33	75	51,612
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	379,774
U.S. Treasury Strips Coupon(h)	1.450(s)	08/15/42	465	197,988
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,120	569,625
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,170,750
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,174,646
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	711,973
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	75,414
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	140	85,548
U.S. Treasury Strips Coupon(h)	4.805(s)	02/15/42	45	19,691

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,030,907,863)				1,029,995,730

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.3%
PGIM AAA CLO ETF(a)
(cost $15,149,307)(wa)			297,000	15,230,160

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS 0.0%

Chemicals 0.0%

TPC Group, Inc. (original cost $188,122; purchased 12/15/22)*^(f)	17,363	$659,794

Entertainment 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^	16,707	454,326
Codere Group Topco SA (Spain) (Class A2 Stock)*^	7,777	211,486

		665,812

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $310,724; purchased 01/29/24 - 01/30/24)*^(f)	257,178	645,517
Intelsat Emergence SA (Luxembourg)*	30,700	929,949

		1,575,466

TOTAL COMMON STOCKS (cost $1,708,534)		2,901,072

PREFERRED STOCKS 0.0%

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	124,450

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $163,930; purchased 01/26/24 - 01/29/24)*^(f)	27,214	296,766

TOTAL PREFERRED STOCKS (cost $288,930)		421,216

	Units

WARRANTS* 0.0%

Entertainment

Codere Group Topco SA (Spain), expiring 09/30/34^ (cost $699)	18	196

TOTAL LONG-TERM INVESTMENTS (cost $5,395,261,526)		5,333,438,585

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 137

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wa)	73,740,659	$73,740,659
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $42,498,980; includes $42,384,146 of cash collateral for securities on loan)(b)(wa)	42,520,844	42,499,583

TOTAL AFFILIATED MUTUAL FUNDS (cost $116,239,639)		116,240,242

OPTIONS PURCHASED*~ 0.0%
(cost $224,729)		242,502

TOTAL SHORT-TERM INVESTMENTS (cost $116,464,368)		116,482,744

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3%
(cost $5,511,725,894)		5,449,921,329

OPTIONS WRITTEN*~ (0.0)%
(premiums received $594,871)		(776,327)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.3%
(cost $5,511,131,023)		5,449,145,002
Liabilities in excess of other assets(z) (3.3)%		(175,897,075)

NET ASSETS 100.0%		$5,273,247,927

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $28,171,345 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,483,195; cash collateral of $42,384,146 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,258,366. The aggregate value of $13,432,574 is 0.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at October 31, 2024:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $1,796,959)^	1,824	$1,796,959	$—	$—

Unfunded loan commitment outstanding at October 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%(c), Maturity Date 04/23/30 (cost $685,724)^	693	$686,070	$346	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	5.500%	TBA	12/12/24	$(37,500)	$(37,126,136)
Federal National Mortgage Assoc.	6.000%	TBA	11/14/24	(34,000)	(34,216,742)
Federal National Mortgage Assoc.	6.000%	TBA	12/12/24	(34,000)	(34,200,804)
Federal National Mortgage Assoc.	6.500%	TBA	12/12/24	(10,000)	(10,204,894)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $116,824,365)					$(115,748,576)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 139

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—		71,460	$24,883
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—		47,640	30,347
Currency Option EUR vs PLN	Call	DB	11/13/24	4.70	—	EUR	4,214	107
Currency Option EUR vs ZAR	Call	JPM	11/13/24	21.50	—	EUR	1,407	36
Currency Option USD vs CLP	Call	MSI	11/04/24	1,100.00	—		1,527	—
Currency Option USD vs CNH	Call	CITI	11/13/24	7.70	—		6,161	11
Currency Option USD vs CNH	Call	DB	12/20/24	7.25	—		5,135	21,323
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—		4,467	18,549
Currency Option USD vs COP	Call	MSI	11/13/24	5,100.00	—		3,076	193
Currency Option USD vs COP	Call	MSI	11/26/24	5,200.00	—		3,173	642
Currency Option USD vs MXN	Call	CITI	11/21/24	26.00	—		1,486	49
Currency Option USD vs TRY	Call	DB	11/22/24	48.00	—		3,112	550
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00	—		1,235	1,118
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—		4,467	4
Currency Option USD vs CNH	Put	DB	12/20/24	6.40	—		5,135	147
Currency Option USD vs COP	Put	MSI	11/06/24	3,700.00	—		3,059	—
Currency Option USD vs MXN	Put	CITI	11/05/24	17.00	—		2,055	3
Currency Option USD vs MXN	Put	CITI	11/26/24	17.00	—		1,561	141
Currency Option USD vs MXN	Put	DB	11/26/24	17.00	—		1,586	144

Total OTC Traded (cost $224,729)								$98,247

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.900%	51,025	$19,466
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/4.900%	51,025	1,162
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/ 4.900%	3.84%(A)	51,025	123,627

Total OTC Swaptions (cost $0)								$144,255

Total Options Purchased (cost $224,729)								$242,502

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—		71,460	$(4,482)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—		47,640	(7,554)
Currency Option EUR vs PLN	Call	DB	11/13/24	4.31	—	EUR	4,214	(54,016)
Currency Option EUR vs ZAR	Call	JPM	11/13/24	19.20	—	EUR	1,407	(15,003)
Currency Option USD vs CLP	Call	MSI	11/04/24	930.00	—		1,527	(50,734)
Currency Option USD vs CNH	Call	CITI	11/13/24	7.10	—		6,161	(61,108)
Currency Option USD vs COP	Call	MSI	11/13/24	4,300.00	—		3,076	(100,662)
Currency Option USD vs COP	Call	MSI	11/26/24	4,350.00	—		3,173	(90,739)
Currency Option USD vs MXN	Call	CITI	11/21/24	19.20	—		1,486	(80,440)
Currency Option USD vs TRY	Call	DB	11/22/24	35.45	—		3,112	(31,121)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—		1,235	(24,306)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—		4,467	(12,215)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—		5,135	(59,426)
Currency Option USD vs COP	Put	MSI	11/06/24	4,100.00	—		3,059	(35)
Currency Option USD vs MXN	Put	CITI	11/05/24	19.25	—		2,055	(9,302)
Currency Option USD vs MXN	Put	CITI	11/26/24	19.50	—		1,561	(22,007)
Currency Option USD vs MXN	Put	DB	11/26/24	20.00	—		1,586	(39,187)

Total OTC Traded (premiums received $594,871)								$(662,337)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.900%	2.52%(A)	102,050	$(17,797)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/ 4.900%	3.24%(A)	102,050	(211)
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/ 4.900%	102,050	(95,982)

Total OTC Swaptions (premiums received $0)								$(113,990)

Total Options Written (premiums received $594,871)								$(776,327)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 141

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	19,820	$186,111	$1,785

(cost $184,326)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	99,100	$(58,203)	$44,613
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	99,100	(67,211)	8,353

Total Centrally Cleared Swaptions (premiums received $178,380)							$(125,414)	$52,966

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
45	3 Month CME SOFR	Mar. 2025	$10,757,250	$29,839
45	3 Month CME SOFR	Jun. 2025	10,792,688	41,474
165	3 Month CME SOFR	Sep. 2025	39,663,938	190,561
7,496	2 Year U.S. Treasury Notes	Dec. 2024	1,543,766,059	(12,792,116)
150	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	18,843,750	(372,720)

				(12,902,962)

Short Positions:
552	3 Month CME SOFR	Dec. 2024	131,410,500	(52,310)
186	5 Year Euro-Bobl	Dec. 2024	23,904,285	195,053
6,171	5 Year U.S. Treasury Notes	Dec. 2024	661,743,359	14,712,888
103	10 Year Euro-Bund	Dec. 2024	14,766,641	201,015
2,601	10 Year U.S. Treasury Notes	Dec. 2024	287,329,219	8,810,901
773	10 Year U.S. Ultra Treasury Notes	Dec. 2024	87,928,750	1,900,947

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
574	20 Year U.S. Treasury Bonds	Dec. 2024	$67,714,063	$3,795,579
191	Euro Schatz Index	Dec. 2024	22,134,777	21,655

				29,585,728

				$16,682,766

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNP	BRL	19,621	$3,425,000	$3,391,715	$—	$(33,285)
Expiring 11/04/24	GSI	BRL	67,033	12,051,396	11,587,175	—	(464,221)
Expiring 12/03/24	BNYM	BRL	86,933	15,203,182	14,978,606	—	(224,576)
Expiring 12/03/24	HSBC	BRL	17,507	3,033,000	3,016,417	—	(16,583)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	1,415,082	1,533,000	1,471,407	—	(61,593)
Expiring 12/18/24	CITI	CLP	3,070,245	3,341,000	3,192,452	—	(148,548)
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	9,883	1,388,000	1,388,934	934	—
Expiring 11/12/24	BOA	CNH	38,458	5,400,000	5,405,022	5,022	—
Expiring 11/12/24	CITI	CNH	32,703	4,643,000	4,596,282	—	(46,718)
Expiring 11/12/24	JPM	CNH	65,561	9,323,000	9,214,216	—	(108,784)
Expiring 11/12/24	JPM	CNH	27,535	3,901,000	3,869,863	—	(31,137)
Expiring 11/12/24	MSI	CNH	21,558	3,059,000	3,029,880	—	(29,120)
Colombian Peso,
Expiring 12/18/24	CITI	COP	9,211,883	2,140,974	2,068,071	—	(72,903)
Expiring 12/18/24	CITI	COP	7,862,803	1,807,332	1,765,201	—	(42,131)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	33,896	1,457,000	1,459,609	2,609	—
Euro,
Expiring 01/21/25	JPM	EUR	11,052	12,012,152	12,065,601	53,449	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	1,818,699	4,862,000	4,824,995	—	(37,005)
Indian Rupee,
Expiring 12/18/24	BNP	INR	491,839	5,833,000	5,838,014	5,014	—
Expiring 12/18/24	GSI	INR	536,700	6,398,000	6,370,510	—	(27,490)
Expiring 12/18/24	HSBC	INR	408,592	4,847,222	4,849,893	2,671	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 143

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/18/24	HSBC	INR	380,836	$4,528,000	$4,520,444	$—	$(7,556)
Expiring 12/18/24	UAG	INR	504,416	5,985,000	5,987,303	2,303	—
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	47,393,892	3,108,000	3,011,856	—	(96,144)
Expiring 12/18/24	DB	IDR	37,591,704	2,466,000	2,388,933	—	(77,067)
Expiring 12/18/24	MSI	IDR	212,032,000	13,703,266	13,474,520	—	(228,746)
Expiring 12/18/24	SCB	IDR	52,994,382	3,401,000	3,367,765	—	(33,235)
Mexican Peso,
Expiring 12/18/24	BARC	MXN	135,084	6,687,315	6,694,588	7,273	—
Expiring 12/18/24	MSI	MXN	26,338	1,347,588	1,305,260	—	(42,328)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	114,442	2,027,315	1,963,160	—	(64,155)
Expiring 12/18/24	HSBC	PHP	296,680	5,258,893	5,089,318	—	(169,575)
Expiring 12/18/24	HSBC	PHP	267,421	4,741,685	4,587,388	—	(154,297)
Expiring 12/18/24	HSBC	PHP	217,982	3,790,000	3,739,306	—	(50,694)
Expiring 12/18/24	JPM	PHP	270,663	4,708,000	4,643,007	—	(64,993)
Polish Zloty,
Expiring 01/21/25	DB	PLN	12,748	3,218,147	3,175,326	—	(42,821)
South African Rand,
Expiring 12/18/24	BOA	ZAR	80,080	4,519,136	4,523,188	4,052	—
Expiring 12/18/24	JPM	ZAR	34,985	2,002,000	1,976,044	—	(25,956)
Expiring 12/18/24	MSI	ZAR	54,985	3,091,000	3,105,749	14,749	—
Expiring 12/18/24	MSI	ZAR	26,838	1,527,000	1,515,928	—	(11,072)
Expiring 12/18/24	TD	ZAR	26,680	1,474,000	1,506,951	32,951	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	4,836,072	3,626,000	3,524,524	—	(101,476)
Expiring 12/18/24	CITI	KRW	3,918,933	2,962,000	2,856,114	—	(105,886)
Expiring 12/18/24	HSBC	KRW	4,815,618	3,696,000	3,509,617	—	(186,383)
Thai Baht,
Expiring 12/18/24	CITI	THB	47,552	1,470,000	1,413,874	—	(56,126)
Expiring 12/18/24	GSI	THB	109,152	3,266,000	3,245,462	—	(20,538)
Expiring 12/18/24	HSBC	THB	130,098	3,892,000	3,868,266	—	(23,734)
Expiring 12/18/24	HSBC	THB	121,483	3,777,000	3,612,128	—	(164,872)
Expiring 12/18/24	JPM	THB	106,443	3,238,000	3,164,920	—	(73,080)
Expiring 12/18/24	JPM	THB	78,211	2,368,600	2,325,492	—	(43,108)
Expiring 12/18/24	SCB	THB	105,543	3,192,000	3,138,177	—	(53,823)
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	114,396	3,237,000	3,322,356	85,356	—
Expiring 11/05/24	HSBC	TRY	95,718	2,697,424	2,779,911	82,487	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/13/24	CITI	TRY	69,844	$1,964,176	$2,011,473	$47,297	$—
Expiring 11/13/24	HSBC	TRY	78,110	2,191,341	2,249,536	58,195	—
Expiring 11/20/24	CITI	TRY	117,668	3,299,000	3,363,464	64,464	—
Expiring 11/20/24	CITI	TRY	117,668	3,331,278	3,363,464	32,186	—
Expiring 12/05/24	BOA	TRY	250,551	6,986,910	7,050,056	63,146	—
Expiring 12/11/24	BARC	TRY	81,732	2,272,239	2,285,814	13,575	—
Expiring 12/12/24	HSBC	TRY	218,048	6,111,218	6,091,987	—	(19,231)
Expiring 12/18/24	BARC	TRY	99,440	2,564,604	2,761,439	196,835	—
Expiring 12/18/24	BARC	TRY	74,908	1,933,912	2,080,193	146,281	—

				$251,318,305	$248,978,164	920,849	(3,260,990)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNYM	BRL	86,654	$15,202,447	$14,978,890	$223,557	$—
British Pound,
Expiring 01/21/25	HSBC	GBP	43,146	56,151,397	55,620,540	530,857	—
Chilean Peso,
Expiring 12/18/24	BARC	CLP	1,601,229	1,691,000	1,664,964	26,036	—
Expiring 12/18/24	BARC	CLP	1,595,987	1,691,000	1,659,513	31,487	—
Expiring 12/18/24	TD	CLP	3,042,189	3,337,000	3,163,280	173,720	—
Chinese Renminbi,
Expiring 11/12/24	MSI	CNH	143,669	20,172,213	20,191,824	—	(19,611)
Expiring 11/12/24	MSI	CNH	93,030	13,321,000	13,074,895	246,105	—
Expiring 11/12/24	MSI	CNH	34,307	4,815,000	4,821,644	—	(6,644)
Expiring 11/12/24	MSI	CNH	34,030	4,778,000	4,782,779	—	(4,779)
Colombian Peso,
Expiring 12/18/24	BARC	COP	6,300,271	1,486,000	1,414,413	71,587	—
Expiring 12/18/24	DB	COP	8,724,303	2,040,510	1,958,609	81,901	—
Expiring 12/18/24	DB	COP	8,442,811	1,960,490	1,895,414	65,076	—
Expiring 12/18/24	GSI	COP	13,678,627	3,248,000	3,070,856	177,144	—
Expiring 12/18/24	GSI	COP	9,938,919	2,349,404	2,231,290	118,114	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	181,813	7,908,802	7,829,109	79,693	—
Expiring 01/21/25	CITI	CZK	181,813	7,847,937	7,829,109	18,828	—
Expiring 01/21/25	UAG	CZK	77,110	3,331,000	3,320,443	10,557	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 145

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 01/21/25	BARC	EUR	152,829	$167,803,117	$166,838,816	$964,301	$—
Expiring 01/21/25	GSI	EUR	147,203	160,829,503	160,696,628	132,875	—
Expiring 01/21/25	SSB	EUR	119,943	132,256,715	130,938,219	1,318,496	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	832,360	2,259,639	2,208,247	51,392	—
Mexican Peso,
Expiring 12/18/24	JPM	MXN	52,939	2,711,000	2,623,616	87,384	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	123,074	3,886,000	3,873,897	12,103	—
Expiring 12/18/24	CITI	TWD	378,567	11,773,182	11,915,871	—	(142,689)
Expiring 12/18/24	HSBC	TWD	166,684	5,204,000	5,246,597	—	(42,597)
Expiring 12/18/24	JPM	TWD	186,638	5,899,557	5,874,682	24,875	—
Expiring 12/18/24	JPM	TWD	144,691	4,581,000	4,554,331	26,669	—
Expiring 12/18/24	MSI	TWD	251,810	7,978,000	7,926,031	51,969	—
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	15,568	4,094,169	4,123,603	—	(29,434)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	392,517	7,018,000	6,733,313	284,687	—
Expiring 12/18/24	HSBC	PHP	130,336	2,321,046	2,235,811	85,235	—
Expiring 12/18/24	HSBC	PHP	126,818	2,256,954	2,175,466	81,488	—
Singapore Dollar,
Expiring 12/18/24	BOA	SGD	3,773	2,930,000	2,863,367	66,633	—
Expiring 12/18/24	GSI	SGD	5,939	4,525,000	4,507,581	17,419	—
Expiring 12/18/24	SCB	SGD	8,832	6,795,511	6,702,938	92,573	—
South African Rand,
Expiring 12/18/24	BARC	ZAR	37,281	2,069,151	2,105,729	—	(36,578)
Expiring 12/18/24	DB	ZAR	24,212	1,365,000	1,367,577	—	(2,577)
Expiring 12/18/24	JPM	ZAR	61,764	3,486,000	3,488,621	—	(2,621)
South Korean Won,
Expiring 12/18/24	BOA	KRW	5,450,336	4,013,000	3,972,199	40,801	—
Expiring 12/18/24	BOA	KRW	4,621,695	3,425,000	3,368,286	56,714	—
Expiring 12/18/24	BOA	KRW	3,537,215	2,644,211	2,577,918	66,293	—
Expiring 12/18/24	BOA	KRW	1,979,502	1,470,000	1,442,659	27,341	—
Expiring 12/18/24	CITI	KRW	3,231,337	2,453,000	2,354,995	98,005	—
Expiring 12/18/24	HSBC	KRW	4,715,910	3,431,000	3,436,950	—	(5,950)
Expiring 12/18/24	MSI	KRW	8,511,067	6,403,030	6,202,856	200,174	—
Thai Baht,
Expiring 12/18/24	JPM	THB	416,121	12,434,522	12,372,743	61,779	—
Expiring 12/18/24	JPM	THB	201,585	6,012,983	5,993,835	19,148	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/24	JPM	THB	103,847	$3,094,242	$3,087,733	$6,509	$—
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	210,114	6,113,287	6,102,268	11,019	—
Expiring 12/18/24	BARC	TRY	124,519	3,374,000	3,457,885	—	(83,885)

				$748,242,019	$742,878,840	5,740,544	(377,365)

						$6,661,393	$(3,638,355)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$391,612	$766	$390,846	GSI
Dominican Republic	12/20/29	1.000%(Q)	2,000	62,544	766	61,778	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(55,920)	766	(56,686)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	375,682	766	374,916	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(85,931)	1,150	(87,081)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	220,043	3,449	216,594	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	75,837	766	75,071	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	(6,952)	766	(7,718)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(93,536)	1,916	(95,452)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(160,955)	3,449	(164,404)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	2,000	923,634	766	922,868	GSI
Republic of Chile	12/20/29	1.000%(Q)	6,000	(120,700)	2,299	(122,999)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	7,000	352,247	2,682	349,565	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(121,107)	3,065	(124,172)	GSI
Republic of Panama	12/20/29	1.000%(Q)	2,000	71,009	766	70,243	GSI
Republic of Peru	12/20/29	1.000%(Q)	3,000	(29,688)	1,150	(30,838)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(58,750)	1,150	(59,900)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	9,000	356,362	3,449	352,913	GSI

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 147

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey	12/20/29	1.000%(Q)	9,000	$642,669	$3,449	$639,220	GSI
State of Qatar	12/20/29	1.000%(Q)	2,000	(56,438)	766	(57,204)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	(1,303)	766	(2,069)	GSI
United Mexican States	12/20/29	1.000%(Q)	9,000	100,150	3,449	96,701	GSI

				$2,780,509	$38,317	$2,742,192

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.679%	$(2,903,285)	$(87,581)	$(2,815,704)	GSI

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	8,702	*	$12,537	$—	$12,537	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)	3,700	$790,781	$786,216	$4,565	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)	4,000	63,110	75,394	(12,284)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	10,000	(154,167)	(82,803)	(71,364)	GSI

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	12/20/27	1.000%(Q	)	EUR	720	$(22,665)	$(16,923)	$(5,742)	BARC
Republic of Romania	12/20/29	1.000%(Q	)	EUR	10,500	201,070	418,635	(217,565)	BARC
Republic of South Africa	06/20/26	1.000%(Q	)		20,000	(123,366)	98,238	(221,604)	GSI
U.S. Treasury Notes	06/20/25	0.250%(Q	)	EUR	7,990	480	(2,739)	3,219	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q	)	EUR	2,665	160	(910)	1,070	BARC
United Mexican States	12/20/24	1.000%(Q	)		285	(603)	65	(668)	CITI
United Mexican States	12/20/24	1.000%(Q	)		220	(466)	42	(508)	CITI

						$754,334	$1,275,215	$(520,881)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q	)	5,820	0.289%	$52,963	$47,473	$5,490	GSI
BNP Paribas SA	12/20/24	1.000%(Q	)	EUR 6,200	0.192%	15,370	7,680	7,690	BARC
Catalonia, Autonomous Community of	12/20/25	1.000%(Q	)	3,000	0.302%	26,883	(6,496)	33,379	DB
Citigroup, Inc.	12/20/25	1.000%(Q	)	5,820	0.239%	56,235	48,128	8,107	GSI
General Motors Co.	06/20/26	5.000%(Q	)	3,580	0.300%	288,361	228,014	60,347	GSI
Halliburton Co.	12/20/26	1.000%(Q	)	1,600	0.308%	24,638	6,547	18,091	GSI
Millicom International Cellular S.A.^	12/20/25	1.000%(Q	)	2,700	*	(36,769)	(73,817)	37,048	BOA
Morgan Stanley	12/20/25	1.000%(Q	)	5,820	0.254%	55,239	47,473	7,766	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q	)	285	1.268%	228	(730)	958	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q	)	220	1.268%	176	(557)	733	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q	)	2,360	1.475%	(4,284)	(8,143)	3,859	MSI
Republic of Italy	12/20/24	1.000%(Q	)	9,410	0.076%	22,916	12,221	10,695	BARC

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 149

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Simon Property Group LP	06/20/26	1.000%(Q	)		3,240	0.232%	$43,339	$12,291	$31,048	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	7,990	0.189%	3,270	1,744	1,526	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	5,000	0.189%	2,046	(1,421)	3,467	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	2,790	0.189%	1,142	812	330	DB
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	2,665	0.189%	1,091	577	514	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q	)	EUR	5,415	0.242%	1,907	2,642	(735)	BARC
UBS Group AG	12/20/24	1.000%(Q	)	EUR	5,000	0.165%	12,603	6,320	6,283	BARC
UBS Group AG	03/20/25	1.000%(Q	)	EUR	10,600	0.186%	49,565	35,207	14,358	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q	)		4,820	0.330%	56,900	33,023	23,877	GSI

							$673,819	$398,988	$274,831

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q	)	200,000	$(4,354,706)	$(4,474,064)	$(119,358)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at October 31, 2024:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$(60,871)	$—	$(60,871)

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.950%	$(448,713)	$ 826,480	$ 1,275,193
GBP 7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.950%	398,509	927,199	528,690

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 151

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.950%	$(22,856)	$121,305	$144,161
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/4.950%	143,032	518,339	375,307
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/4.950%	(27,897)	153,058	180,955
	126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/4.900%	—	(183,994)	(183,994)
	292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/4.900%	—	(301)	(301)
	330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/4.900%	—	913,169	913,169
	131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.900%	—	(505,518)	(505,518)
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.900%	3,854	(276,612)	(280,466)
	200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.900%	62,942	2,107,804	2,044,862
	124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.900%	(132,349)	(1,694,681)	(1,562,332)
	6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.900%	2,946,494	2,766,308	(180,186)

					$2,923,016	$5,672,556	$2,749,540

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR +23bps(Q)/5.130%	BARC	04/02/25	436,366	$(4,864,264)	$—	$(4,864,264)
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/5.060%	DB	05/07/25	79,000	351,295	—	351,295

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Total return swap agreements outstanding at October 31, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR bps(Q)/4.900%	BNP	12/20/24	(61,620)	$(1,302,612)	$—	$(1,302,612)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR bps(Q)/4.900%	JPM	03/20/25	(50,000)	(1,833,606)	—	(1,833,606)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/4.430%	GSI	03/20/25	(10,038)	629,299	—	629,299
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/5.030%	JPM	12/04/24	163,000	(1,494,971)	—	(1,494,971)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/5.040%	JPM	02/11/25	217,100	(999,477)	—	(999,477)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/5.040%	JPM	02/11/25	386,800	(1,695,653)	—	(1,695,653)

					$(11,209,989)	$—	$(11,209,989)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,907,059	$(282,120)	$4,828,266	$(16,406,151)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 153

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$25,347,664

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$41,284,931	$—
Collateralized Loan Obligations	—	1,066,435,686	—
Consumer Loans	—	44,210,127	—
Home Equity Loans	—	36,464,920	—
Other	—	29,086,415	—
Residential Mortgage-Backed Securities	—	1,414,357	784,688
Student Loans	—	6,744,656	—
Commercial Mortgage-Backed Securities	—	590,244,685	—
Corporate Bonds	—	1,423,052,680	12,341,354
Floating Rate and Other Loans	—	47,257,686	10,425,249
Municipal Bonds	—	6,822,719	—
Residential Mortgage-Backed Securities	—	133,596,244	2,376,201
Sovereign Bonds	—	153,108,850	—
U.S. Government Agency Obligations	—	679,238,763	—
U.S. Treasury Obligations	—	1,029,995,730	—
Affiliated Exchange-Traded Fund	15,230,160	—	—
Common Stocks	—	929,949	1,971,123
Preferred Stocks	124,450	—	296,766
Warrants	—	—	196

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$116,240,242	$—		$—
Options Purchased	—	242,502		—

Total	$131,594,852	$5,290,130,900		$28,195,577

Liabilities
Options Written	$—	$(776,327)		$—

Other Financial Instruments*

Assets
Unfunded Corporate Bond Commitment	$—	$—	$	—**
Unfunded Loan Commitment	—	346		—
Centrally Cleared Swaptions Purchased	—	1,785		—
Centrally Cleared Swaptions Written	—	52,966		—
Futures Contracts	29,899,912	—		—
OTC Forward Foreign Currency Exchange Contracts	—	6,661,393		—
OTC Packaged Credit Default Swap Agreements	—	3,571,789		—
OTC Credit Default Swap Agreements	—	1,770,473		12,537
Centrally Cleared Interest Rate Swap Agreements	—	5,462,337		—
OTC Total Return Swap Agreements	—	980,594		—

Total	$29,899,912	$18,501,683		$12,537

Liabilities
Forward Commitment Contracts	$—	$(115,748,576)		$—
Futures Contracts	(13,217,146)	—		—
OTC Forward Foreign Currency Exchange Contracts	—	(3,638,355)		—
OTC Packaged Credit Default Swap Agreements	—	(3,694,565)		—
Centrally Cleared Credit Default Swap Agreement	—	(119,358)		—
OTC Credit Default Swap Agreements	—	(305,551)		(36,769)
OTC Currency Swap Agreement	—	(60,871)		—
Centrally Cleared Interest Rate Swap Agreements	—	(2,712,797)		—
OTC Total Return Swap Agreements	—	(12,190,583)		—

Total	$(13,217,146)	$(138,470,656)		$(36,769)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments.

Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 155

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Collateralized Loan Obligations	20.2%
U.S. Treasury Obligations	19.5
U.S. Government Agency Obligations	12.9
Commercial Mortgage-Backed Securities	11.2
Banks	7.3
Sovereign Bonds	2.9
Residential Mortgage-Backed Securities	2.7
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	2.2
Oil & Gas	1.8
Electric	1.7
Telecommunications	1.7
Pipelines	1.4
Diversified Financial Services	1.1
Auto Manufacturers	1.0
Retail	1.0
Consumer Loans	0.8
Healthcare-Services	0.8
Real Estate Investment Trusts (REITs)	0.8
Automobiles	0.8
Media	0.7
Foods	0.7
Commercial Services	0.7
Home Equity Loans	0.7
Other	0.6
Leisure Time	0.5
Home Builders	0.5
Entertainment	0.4
Aerospace & Defense	0.4
Mining	0.4
Chemicals	0.4
Engineering & Construction	0.4
Building Materials	0.3
Lodging	0.3
Pharmaceuticals	0.3
Multi-National	0.3
Affiliated Exchange-Traded Fund	0.3
Auto Parts & Equipment	0.3
Semiconductors	0.3

Computers	0.3%
Agriculture	0.2
Machinery-Diversified	0.2
Metal Fabricate/Hardware	0.2
Trucking & Leasing	0.2
Airlines	0.2
Gas	0.1
Transportation	0.1
Municipal Bonds	0.1
Student Loans	0.1
Packaging & Containers	0.1
Iron/Steel	0.1
Biotechnology	0.1
Miscellaneous Manufacturing	0.1
Distribution/Wholesale	0.1
Household Products/Wares	0.1
Internet	0.1
Real Estate	0.1
Software	0.1
Office/Business Equipment	0.1
Electrical Components & Equipment	0.1
Investment Companies	0.1
Shipbuilding	0.1
Insurance	0.0	*
Healthcare-Products	0.0	*
Coal	0.0	*
Wireless Telecommunication Services	0.0	*
Toys/Games/Hobbies	0.0	*
Housewares	0.0	*
Apparel	0.0	*
Options Purchased	0.0	*
Water	0.0	*
Capital Markets	0.0	*
Electronics	0.0	*

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Beverages	0.0	*%

	103.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$54,751	*	Due from/to broker-variation margin swaps and swaptions	$119,358	*
Credit contracts	Premiums paid for OTC swap agreements	1,907,059		Premiums received for OTC swap agreements	282,120
Credit contracts	Unrealized appreciation on OTC swap agreements	3,847,672		Unrealized depreciation on OTC swap agreements	4,154,697
Foreign exchange contracts	Unaffiliated investments	43,017		Options written outstanding, at value	650,301
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,661,393		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,638,355
Interest rate contracts	Due from/to broker-variation margin futures	29,899,912	*	Due from/to broker-variation margin futures	13,217,146	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	5,462,337	*	Due from/to broker-variation margin swaps and swaptions	2,712,797	*

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 157

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Unaffiliated investments	$199,485	Options written outstanding, at value	$126,026
Interest rate contracts	Unrealized appreciation on OTC swap agreements	980,594	Unrealized depreciation on OTC swap agreements	12,251,454

		$49,056,220		$37,152,254

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$466,675
Foreign exchange contracts	(1,242,447)	5,255,784	—	(10,899,265)	—
Interest rate contracts	—	—	(36,799,872)	—	1,481,418

Total	$(1,242,447)	$5,255,784	$(36,799,872)	$(10,899,265)	$1,948,093

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$1,785	$53,090	$—	$—	$(1,398,956)
Foreign exchange contracts	32,144	(355,954)	—	2,258,918	—
Interest rate contracts	95,035	(98,395)	1,397,260	—	(3,985,261)

Total	$128,964	$(401,259)	$1,397,260	$2,258,918	$(5,384,217)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 209,618
Options Written (2)	210,828,517
Futures Contracts - Long Positions (2)	1,285,982,068
Futures Contracts - Short Positions (2)	951,136,713
Forward Foreign Currency Exchange Contracts - Purchased (3)	186,053,917
Forward Foreign Currency Exchange Contracts - Sold (3)	605,519,289
Cross Currency Exchange Contracts (4)	1,832,719
Interest Rate Swap Agreements (2)	1,406,572,821
Credit Default Swap Agreements - Buy Protection (2)	274,584,004
Credit Default Swap Agreements - Sell Protection (2)	204,898,955
Currency Swap Agreements (2)	9,114,830
Total Return Swap Agreements (2)	1,012,485,916

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$41,483,195	$(41,483,195)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$2,014,519	$(5,303,218)	$(3,288,699)	$3,167,201	$(121,498)
BNP	88,174	(1,337,318)	(1,249,144)	1,188,523	(60,621)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 159

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNYM	$223,557	$(224,576)	$(1,019)	$—	$(1,019)
BOA	380,271	(223,701)	156,570	(156,570)	—
CITI	566,935	(973,749)	(406,814)	347,082	(59,732)
DB	555,064	(349,716)	205,348	(205,348)	—
GSI	6,192,679	(4,599,828)	1,592,851	(1,592,851)	—
HSBC	937,308	(841,472)	95,836	—	95,836
JPM	459,868	(6,557,489)	(6,097,621)	6,097,621	—
MSI	538,853	(604,828)	(65,975)	—	(65,975)
SCB	92,573	(87,058)	5,515	—	5,515
SSB	1,318,496	—	1,318,496	(1,318,496)	—
TD	206,671	—	206,671	—	206,671
UAG	64,252	—	64,252	—	64,252

	$13,639,220	$(21,102,953)	$(7,463,733)	$7,527,162	$63,429

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $41,483,195:
Unaffiliated investments (cost $5,380,336,948)	$5,318,450,927
Affiliated investments (cost $131,388,946)	131,470,402
Cash	7,411
Foreign currency, at value (cost $4,234,487)	4,227,095
Receivable for investments sold	183,750,090
Dividends and interest receivable	38,197,090
Receivable for Fund shares sold	22,525,373
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,661,393
Unrealized appreciation on OTC swap agreements	4,828,266
Premiums paid for OTC swap agreements	1,907,059
Due from broker—variation margin futures	647,136
Due from broker—variation margin swaps and swaptions	199,557
Unrealized appreciation on unfunded loan commitment	346
Prepaid expenses and other assets	249,637

Total Assets	5,713,121,782

Liabilities

Payable for investments purchased	236,687,829
Forward commitment contracts, at value (proceeds receivable $116,824,365)	115,748,576
Payable to broker for collateral for securities on loan	42,384,146
Payable for Fund shares purchased	21,489,359
Unrealized depreciation on OTC swap agreements	16,406,151
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,638,355
Management fee payable	1,003,165
Options written outstanding, at value (premiums received $594,871)	776,327
Dividends payable	655,689
Accrued expenses and other liabilities	637,450
Premiums received for OTC swap agreements	282,120
Distribution fee payable	149,128
Affiliated transfer agent fee payable	8,027
Directors’ fees payable	7,533

Total Liabilities	439,873,855

Net Assets	$5,273,247,927

Net assets were comprised of:
Common stock, at par	$591,736
Paid-in capital in excess of par	5,505,968,749
Total distributable earnings (loss)	(233,312,558)

Net assets, October 31, 2024	$5,273,247,927

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 161

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share,
($549,670,891 ÷ 61,807,830 shares of common stock issued and outstanding)	$8.89
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$9.09

Class C

Net asset value, offering price and redemption price per share,
($43,662,134 ÷ 4,906,483 shares of common stock issued and outstanding)	$8.90

Class Z

Net asset value, offering price and redemption price per share,
($2,716,397,314 ÷ 304,339,661 shares of common stock issued and outstanding)	$8.93

Class R6

Net asset value, offering price and redemption price per share,
($1,963,517,588 ÷ 220,682,028 shares of common stock issued and outstanding)	$8.90

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income	$214,707,627
Affiliated dividend income	5,195,926
Unaffiliated dividend income	259,126
Income from securities lending, net (including affiliated income of $90,863)	91,299

Total income	220,253,978

Expenses
Management fee	12,840,841
Distribution fee(a)	1,306,919
Transfer agent’s fees and expenses (including affiliated expense of $51,790)(a)	2,438,796
Registration fees(a)	405,226
Shareholders’ reports	234,453
Custodian and accounting fees	215,906
Audit fee	70,842
Professional fees	64,697
Directors’ fees	61,162
Miscellaneous	74,394

Total expenses	17,713,236
Less: Fee waiver and/or expense reimbursement(a)	(1,848,421)

Net expenses	15,864,815

Net investment income (loss)	204,389,163

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $33,950)	(10,964,420)
Futures transactions	(36,799,872)
Forward and cross currency contract transactions	(10,899,265)
Options written transactions	5,255,784
Swap agreement transactions	1,948,093
Foreign currency transactions	(7,511,107)

(58,970,787)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $51,567)	171,260,899
Futures	1,397,260
Forward and cross currency contracts	2,258,918
Options written	(401,259)
Swap agreements	(5,384,217)
Foreign currencies	(435,170)
Unfunded loan commitment	4,864

168,701,295

Net gain (loss) on investment and foreign currency transactions	109,730,508

Net Increase (Decrease) In Net Assets Resulting From Operations	$314,119,671

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 163

PGIM Short Duration Multi-Sector Bond Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	975,584	331,335	—	—
Transfer agent’s fees and expenses	172,261	26,494	2,178,193	61,848
Registration fees	95,589	32,871	135,974	140,792
Fee waiver and/or expense reimbursement	(71,490)	(6,068)	(1,275,522)	(495,341)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$204,389,163	$136,654,480
Net realized gain (loss) on investment and foreign currency transactions	(58,970,787)	(84,650,070)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	168,701,295	109,383,783

Net increase (decrease) in net assets resulting from operations	314,119,671	161,388,193

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,269,441)	(12,072,181)
Class C	(1,107,443)	(998,475)
Class Z	(87,939,972)	(65,427,690)
Class R6	(72,672,380)	(70,800,242)

	(177,989,236)	(149,298,588)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,403,241,695	1,516,499,192
Net asset value of shares issued in reinvestment of dividends and distributions	171,972,268	146,595,635
Cost of shares purchased	(1,501,263,839)	(1,703,085,433)

Net increase (decrease) in net assets from Fund share transactions	2,073,950,124	(39,990,606)

Total increase (decrease)	2,210,080,559	(27,901,001)

Net Assets:

Beginning of year	3,063,167,368	3,091,068,369

End of year	$5,273,247,927	$3,063,167,368

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 165

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.57	$8.53	$9.45	$9.51	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.37	0.20	0.17	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27	0.08	(0.85)	(0.01)	(0.01)
Total from investment operations	0.70	0.45	(0.65)	0.16	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.41)	(0.27)	(0.22)	(0.28)
Tax return of capital distributions	-	-	-	-	(0.02)
Distributions from net realized gains	-	-	-	-	(0.12)
Total dividends and distributions	(0.38)	(0.41)	(0.27)	(0.22)	(0.42)
Net asset value, end of year	$8.89	$8.57	$8.53	$9.45	$9.51
Total Return(b):	8.28%	5.32%	(6.98)%	1.73%	2.22%

Ratios/Supplemental Data:
Net assets, end of year (000)	$549,671	$271,456	$246,197	$268,235	$207,475
Average net assets (000)	$390,234	$257,907	$258,305	$253,168	$171,581
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.65%	0.65%	0.65%	0.67%
Expenses before waivers and/or expense reimbursement	0.66%	0.67%	0.67%	0.67%	0.71%
Net investment income (loss)	4.83%	4.33%	2.23%	1.76%	2.32%
Portfolio turnover rate(d)(e)	80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.57	$8.54	$9.46	$9.52	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.30	0.12	0.09	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.06	(0.85)	- (b)	(0.01)
Total from investment operations	0.63	0.36	(0.73)	0.09	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.33)	(0.19)	(0.15)	(0.20)
Tax return of capital distributions	-	-	-	-	(0.02)
Distributions from net realized gains	-	-	-	-	(0.12)
Total dividends and distributions	(0.30)	(0.33)	(0.19)	(0.15)	(0.34)
Net asset value, end of year	$8.90	$8.57	$8.54	$9.46	$9.52
Total Return(c):	7.47%	4.30%	(7.77)%	0.91%	1.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$43,662	$25,175	$24,563	$34,006	$33,364
Average net assets (000)	$33,134	$25,880	$28,904	$35,068	$31,505
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50%	1.51%	1.50%	1.47%	1.55%
Expenses before waivers and/or expense reimbursement	1.52%	1.53%	1.52%	1.49%	1.59%
Net investment income (loss)	3.99%	3.47%	1.34%	0.96%	1.47%
Portfolio turnover rate(e)(f)	80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 167

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.60	$8.56	$9.49	$9.55	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.39	0.22	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.08	(0.86)	- (b)	(0.01)
Total from investment operations	0.73	0.47	(0.64)	0.19	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.43)	(0.29)	(0.25)	(0.31)
Tax return of capital distributions	-	-	-	-	(0.02)
Distributions from net realized gains	-	-	-	-	(0.12)
Total dividends and distributions	(0.40)	(0.43)	(0.29)	(0.25)	(0.45)
Net asset value, end of year	$8.93	$8.60	$8.56	$9.49	$9.55
Total Return(c):	8.65%	5.58%	(6.81)%	2.00%	2.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,716,397	$1,407,587	$1,368,302	$1,633,850	$1,214,725
Average net assets (000)	$1,990,400	$1,313,260	$1,499,104	$1,435,782	$960,154
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39%	0.39%	0.39%	0.39%	0.40%
Expenses before waivers and/or expense reimbursement	0.45%	0.46%	0.47%	0.46%	0.48%
Net investment income (loss)	5.10%	4.58%	2.47%	2.02%	2.59%
Portfolio turnover rate(e)(f)	80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.57	$8.54	$9.46	$9.52	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.46	0.40	0.23	0.20	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.06	(0.85)	- (b)	(0.02)
Total from investment operations	0.74	0.46	(0.62)	0.20	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.43)	(0.30)	(0.26)	(0.31)
Tax return of capital distributions	-	-	-	-	(0.02)
Distributions from net realized gains	-	-	-	-	(0.12)
Total dividends and distributions	(0.41)	(0.43)	(0.30)	(0.26)	(0.45)
Net asset value, end of year	$8.90	$8.57	$8.54	$9.46	$9.52
Total Return(c):	8.74%	5.54%	(6.67)%	2.07%	2.57%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,963,518	$1,358,949	$1,452,006	$1,306,914	$838,198
Average net assets (000)	$1,598,996	$1,387,391	$1,426,498	$1,054,215	$786,082
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	0.32%	0.32%	0.32%	0.33%
Expenses before waivers and/or expense reimbursement	0.35%	0.35%	0.35%	0.35%	0.38%
Net investment income (loss)	5.18%	4.64%	2.59%	2.07%	2.71%
Portfolio turnover rate(e)(f)	80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 169

PGIM Total Return Bond Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.2%

ASSET-BACKED SECURITIES 24.3%

Automobiles 0.8%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32	3,369	$3,399,505
Series 2024-A, Class D, 144A	6.315	05/17/32	1,685	1,703,750
Series 2024-B, Class D, 144A	5.410	09/15/32	4,700	4,697,729
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27	27,000	26,143,465
Series 2023-08A, Class A, 144A	6.020	02/20/30	55,400	57,304,513
Series 2024-01A, Class A, 144A	5.360	06/20/30	48,300	48,834,971
Series 2024-01A, Class B, 144A	5.850	06/20/30	6,000	6,040,089
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.357(c)	12/26/31	2,702	2,706,947
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	5,804	5,795,408
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33	17,892	17,275,603
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	91,400	85,583,350
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	5,139	5,249,392
Series 2020-02, Class R, 144A	31.355	02/25/28	2,900	2,934,826
Series 2021-01, Class F, 144A	4.280	09/25/28	292	292,062
Series 2021-01, Class R, 144A	28.348	09/25/28	5,764	6,259,084
Series 2021-02, Class F, 144A	4.393	12/26/28	6,163	6,151,116
Series 2021-02, Class G, 144A	8.482	12/26/28	4,100	4,156,217
Series 2021-03, Class F, 144A	3.694	02/26/29	2,900	2,875,529
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	50,369	50,012,721
Series 2019-01A, Class B, 144A	3.950	11/14/28	25,000	24,566,665
Series 2022-01A, Class D, 144A	5.900	12/16/30	8,465	8,464,431
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class G, 144A	17.128	12/15/33	2,997	3,049,915
Santander Bank NA,
Series 2021-01A, Class E, 144A	6.171	12/15/31	4,250	4,244,313
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class R, 144A	0.000	08/15/28	27	1,389,447
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31	7,800	8,085,587
Series 2024-02, Class D	6.280	08/15/31	18,820	19,301,570

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

World Omni Select Auto Trust,
Series 2021-A, Class D	1.440%	11/15/27		2,150	$2,077,239

					408,595,444

Collateralized Loan Obligations 21.4%

AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37		67,750	67,904,226
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.418(c)	04/15/34		6,500	6,491,645
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.987(c)	10/20/37		49,350	49,348,895
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	26,487,964
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	01/19/35		57,250	57,320,910
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	6.418(c)	04/15/34		6,000	5,985,034
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.086(c)	07/15/37		124,500	124,996,095
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.007(c)	04/20/35		21,000	21,023,736
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.034(c)	04/15/34	EUR	47,000	50,902,739
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.951(c)	01/22/38	EUR	33,400	36,572,298
Apidos CLO (Cayman Islands),
Series 2018-18A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.782(c)	10/22/30		18,080	18,091,742
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977(c)	10/26/37		65,350	65,361,502
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	3.954(c)	04/15/32	EUR	30,671	33,326,124

See Notes to Financial Statements.

PGIM Total Return Bond Fund 171

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.442%(c)	11/27/31		54,420	$54,470,957
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.817(c)	07/20/35		163,250	164,615,080
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.385(c)	06/22/34	EUR	32,000	34,738,370
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	24,338,366
Bain Capital Credit CLO (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.847(c)	04/19/34		52,000	52,036,769
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.039(c)	10/21/34		125,750	126,076,950
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.027(c)	10/16/37		107,000	106,996,576
Bain Capital Euro CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.064(c)	07/15/34	EUR	47,750	51,783,915
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	01/20/34		128,400	129,299,455
Barings Euro CLO DAC (Ireland),
Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.139(c)	04/15/36	EUR	13,600	14,744,591
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.332(c)	10/20/35		151,000	151,082,174
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37		43,250	43,554,069
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.046(c)	04/24/34		114,000	114,023,450
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	12/19/32		92,500	92,592,010

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917%(c)	03/09/34		49,500	$49,543,184
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.076(c)	10/15/37		27,500	27,581,689
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	10/15/34		53,525	53,637,402
Blackrock European CLO Designated Activity Co. (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.099(c)	07/19/35	EUR	105,500	114,453,517
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.510(c)	08/20/32		118,500	118,581,741
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.734(c)	01/15/33	EUR	13,200	14,347,541
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.779(c)	04/15/31	EUR	47,002	50,781,941
Bosphorus CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.391(c)	05/25/34	EUR	123,800	133,973,367
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34		19,410	19,435,200
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	4.816(c)	10/25/36	EUR	85,250	93,292,255
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	5.536(c)	10/25/36	EUR	19,000	20,859,104
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.231(c)	03/15/32	EUR	164,019	177,767,079
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.929(c)	07/27/31		1,054	1,054,318

See Notes to Financial Statements.

PGIM Total Return Bond Fund 173

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.717%(c)	01/20/32		64,889	$64,983,624
Carlyle Global Market Strategies Euro CLO DAC (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	3.816(c)	01/25/32	EUR	20,759	22,496,074
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.535(c)	10/21/37		64,000	64,022,502
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	04/20/31		5,546	5,556,333
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	07/20/34		150,500	150,736,932
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	5.989(c)	04/20/32		23,433	23,451,160
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.836(c)	01/15/32		43,297	43,305,923
Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.506(c)	01/15/32		15,800	15,803,253
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.059(c)	01/20/35		72,425	72,464,160
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.059(c)	07/20/34		39,850	39,862,031
Series 2021-14A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.379(c)	04/20/34		13,000	12,922,654
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.234(c)	01/15/34	EUR	68,500	74,526,746
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.021(c)	10/20/37		62,260	62,270,646
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.058(c)	07/15/34		61,250	61,284,165
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37		47,390	47,497,139

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Clover CLO LLC, (cont’d.)
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.762%)	6.393%(c)	04/22/34		9,200	$9,220,076
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.516(c)	01/25/37		41,000	41,244,774
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069(c)	07/20/34		59,500	59,519,689
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.029(c)	01/17/34		102,500	102,540,077
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	3,435	3,658,046
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.111(c)	09/15/31	EUR	98,699	106,951,826
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.888(c)	01/23/32	EUR	205,773	223,037,126
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	15,211,545
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.388(c)	05/22/32	EUR	47,760	51,865,506
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.415(c)	09/22/34	EUR	15,000	16,304,876
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37		32,300	32,425,056
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.108(c)	07/15/34		50,600	50,622,896
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	10/20/34		88,000	88,014,450
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.487(c)	10/20/36		25,750	26,018,060
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37		133,010	133,010,000
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.029(c)	04/20/34		112,250	112,269,487
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.257(c)	10/20/37		47,450	47,450,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund 175

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.915%(c)	10/17/37		84,650	$84,646,555
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.255(c)	10/17/37		23,500	23,558,407
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37		36,500	36,583,111
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	04/20/37		53,915	54,191,045
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.756(c)	10/14/35		115,000	115,328,440
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.063(c)	10/20/37		102,500	102,518,245
Generate CLO Ltd. (Cayman Islands),
Series 2024-18A, Class B, 144A	— (p)	01/20/38		37,500	37,506,600
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.928(c)	04/15/31		40,035	40,086,934
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	6.318(c)	04/15/31		10,000	10,018,935
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/26/31		14,217	14,233,287
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.141(c)	05/24/38	EUR	103,000	112,615,135
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	71,750	78,363,710
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.308(c)	07/18/38	EUR	25,750	28,009,254
Series 10A, Class B2R, 144A	5.800	07/18/38	EUR	7,500	8,170,887
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.056(c)	12/25/35	EUR	43,250	46,992,318
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	15,031,159

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 0.000%)	6.039%(c)	10/20/29		1,100	$1,101,027
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.504(c)	10/20/29		1,025	1,025,455
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.509(c)	05/06/30		10,689	10,697,532
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.504(c)	02/05/31		2,295	2,296,206
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.019(c)	04/20/34		11,500	11,502,658
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.028(c)	01/23/35		15,448	15,476,685
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	4.802(c)	01/26/38	EUR	99,750	109,240,156
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.822(c)	01/26/38	EUR	20,000	22,023,063
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	10,228,282
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.862(c)	10/20/31		37,011	37,139,678
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.014(c)	07/15/34	EUR	21,317	23,058,141
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	32,341,415
Series 2024-29A, Class A, 144A	— (p)	01/15/39	EUR	17,000	18,491,750
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.098(c)	01/15/31		690	690,988
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34		64,750	64,814,569
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	10/20/34		5,750	5,758,212
Series 39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406(c)	10/15/34		25,000	25,004,425

See Notes to Financial Statements.

PGIM Total Return Bond Fund 177

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.979%(c)	07/15/32	EUR	94,247	$102,233,556
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.232(c)	01/22/37		57,750	58,138,334
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)	5.998(c)	10/15/32		123,680	123,721,853
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.029(c)	07/17/34		94,500	94,506,209
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.029(c)	04/19/33		46,731	46,756,883
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.132(c)	04/18/37		126,465	126,713,820
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	07/27/34		78,500	78,540,325
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.568(c)	08/15/37		55,000	55,059,675
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	04/21/31		2,794	2,797,548
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.679(c)	04/21/31		17,500	17,520,445
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	07/20/31		20,849	20,877,096
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.936(c)	10/23/34		53,000	53,045,612
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	102,500	112,021,799
Series 02A, Class A1, 144A	— (p)	01/20/39	EUR	57,000	62,001,750
Series 02A, Class A2, 144A	— (p)	01/20/39	EUR	6,000	6,422,076
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.918(c)	10/12/30		76,924	77,032,001
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.168(c)	10/15/34		47,700	47,739,257

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Nassau Euro CLO DAC (Ireland),
Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	5.861%(c)	07/20/38	EUR	20,000	$21,762,207
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A2R, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.306(c)	01/15/31		24,500	24,516,638
Navesink CLO Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.856(c)	04/15/36		40,000	39,857,064
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.071(c)	07/22/34	EUR	98,400	106,588,234
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	20,271,985
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.067(c)	07/19/37		84,529	84,741,945
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.003(c)	04/22/30		90,541	90,603,444
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.926(c)	10/20/37		35,000	35,029,708
Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.411(c)	10/31/37		18,750	18,753,300
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	6.384(c)	04/20/34		25,650	25,650,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)	5.516(c)	04/17/31		21,542	21,560,904
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.929(c)	04/20/31		30,324	30,390,916
OZLME DAC (Ireland),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.291(c)	08/24/30	EUR	26,015	28,294,605
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.518(c)	05/21/34		109,500	109,555,549

See Notes to Financial Statements.

PGIM Total Return Bond Fund 179

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.114%(c)	04/15/35	EUR	15,000	$16,300,415
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	11,396,749
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/31		30,321	30,371,977
Providus CLO DAC (Ireland),
Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.084(c)	10/15/38	EUR	27,915	30,399,855
Rad CLO Ltd. (Cayman Islands),
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	6.288(c)	04/23/34		12,000	11,936,054
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.225(c)	06/20/34		40,600	40,691,382
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.368(c)	01/15/34		10,000	10,002,248
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.520(c)	09/06/37		96,500	96,527,599
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	01/20/36		43,300	43,329,570
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.059(c)	10/20/34		97,000	97,165,598
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.517(c)	01/20/36		53,500	53,846,145
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.367(c)	01/20/36		20,000	20,253,696
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.766(c)	07/25/31		41,227	41,239,287
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.494(c)	05/07/31		26,982	26,986,043
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.497(c)	01/20/36		45,250	45,579,121

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.037%(c)	10/20/37		72,600	$72,612,705
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.407(c)	01/20/37		65,000	65,384,832
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.034(c)	07/15/36	EUR	43,420	47,550,585
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.859(c)	10/20/30		1,350	1,350,981
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	01/20/32		16,872	16,879,861
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.966(c)	04/25/35		45,000	45,118,508
St. Pauls CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.066(c)	10/25/35	EUR	34,750	37,724,236
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.916(c)	04/25/30	EUR	69,038	74,990,855
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.270(c)	02/20/30	EUR	104,362	113,236,290
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	4.098(c)	07/18/34	EUR	90,050	97,605,030
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.997(c)	10/20/33		33,750	33,780,162
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.379(c)	04/20/33		10,000	9,990,078
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	7.046(c)	08/16/34		16,600	16,595,651
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.046(c)	10/29/34		141,000	141,278,080
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	04/20/34		47,500	47,550,892

See Notes to Financial Statements.

PGIM Total Return Bond Fund 181

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.379%(c)	03/18/34		15,000	$15,009,495
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.482(c)	04/22/33		18,000	17,975,435
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.149(c)	01/17/30		9,520	9,539,067
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.187(c)	07/20/37		43,000	43,219,081
Tikehau CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.084(c)	10/15/31	EUR	19,551	21,255,990
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.487(c)	01/20/36		105,500	106,247,256
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.856(c)	07/15/34		47,250	47,708,188
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/36		27,500	27,849,594
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.732(c)	07/18/37		56,000	56,018,833
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.076(c)	07/25/34	EUR	98,050	106,482,303
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.169(c)	07/15/34	EUR	115,250	125,078,676
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.829(c)	04/15/37	EUR	98,750	108,123,867
Trimaran Cavu Ltd.,
Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.079(c)	07/20/32		33,500	33,567,161
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.467(c)	07/20/36		101,500	101,983,546
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.307(c)	01/20/35		79,150	79,385,566
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.117(c)	01/20/35		19,000	19,101,354

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.169%(c)	07/20/34	EUR	73,900	$80,316,382
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	26,035,861
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.178(c)	01/15/32		35,556	35,559,791
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.994(c)	07/18/31		30,140	30,145,542
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	6.468(c)	07/15/31		8,000	7,994,097
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.048(c)	04/15/34		10,000	10,012,302
Vibrant CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.999(c)	07/20/31		81,803	81,815,699
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.989(c)	10/17/32		93,500	93,916,206
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/19/34		121,000	121,604,782
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.154(c)	10/15/34	EUR	81,870	88,697,805
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/37		50,000	50,493,225
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	6.629(c)	07/20/32		13,000	13,007,190
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856(c)	04/15/33		44,250	44,271,767
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.052(c)	10/18/37		47,690	47,688,584

See Notes to Financial Statements.

PGIM Total Return Bond Fund 183

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wind River CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.047%(c)	07/20/37		41,700	$41,718,340
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.208(c)	04/15/30		7,113	7,121,553

					10,518,088,837

Consumer Loans 0.5%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29		3,000	3,027,661
Series 2024-A, Class 1C, 144A	6.160	02/15/29		3,000	3,020,690
Series 2024-A, Class 1D, 144A	6.890	02/15/29		2,000	2,013,700
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	4,945	3,523,668
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59		20,000	19,982,200
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		6,300	6,381,496
Series 2024-01, Class A4, 144A	5.670	06/25/59		17,830	17,989,095
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	15,188,513
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		339	338,133
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	65,316,897
Series 2023-01A, Class D, 144A	7.490	06/14/38		1,300	1,359,787
Series 2023-02A, Class C, 144A	6.740	09/15/36		20,700	21,354,412
Series 2023-02A, Class D, 144A	7.520	09/15/36		25,130	26,056,965
Series 2024-01A, Class A, 144A	5.790	05/14/41		67,000	69,197,205
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		6,954	6,799,849

					261,550,271

Home Equity Loans 0.5%

ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.492(c)	04/25/33		1,411	1,426,599

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.827%(c)	11/25/33	307	$302,884
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.547(c)	01/25/34	5	5,213
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE09, Class M1, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.975%)	5.827(c)	12/25/34	1,073	983,456
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.827(c)	09/25/34	206	204,189
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	4,116	4,143,825
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	7.777(c)	10/25/31	31	30,972
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	571	209,655
Home Equity Asset Trust,
Series 2004-07, Class M1, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)	5.782(c)	01/25/35	2	1,565
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.590(c)	03/20/54	9,148	9,210,051
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.473(c)	05/25/54	5,660	5,695,689
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.073(c)	10/20/54	11,729	11,744,337
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	5.572(c)	07/25/34	124	119,958
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	5.652(c)	03/25/34	483	470,613
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	5.912(c)	09/25/34	663	668,573

See Notes to Financial Statements.

PGIM Total Return Bond Fund 185

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.589%(c)	10/25/33	866	$855,365
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	10,715	10,741,305
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	5,238	5,289,544
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	36,659	37,257,747
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	11,666	11,658,161
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	11,617	11,640,620
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	34,663	34,884,424
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	106,944	105,758,508

				253,303,253

Other 0.6%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	3.080(c)	10/16/28	71,000	71,033,725
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46	19,000	18,974,635
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	25,844	26,247,367
Series 2024-01GS, Class A, 144A	6.250	06/20/57	45,486	45,476,808
Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.450(c)	10/16/25	17,150	16,995,878
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.028(c)	12/25/27	20,000	20,089,172
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A	6.250	07/30/59	25,718	25,657,362
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	16,128	15,675,655
Series 2024-03A, Class A2, 144A	5.880	10/30/59	65,939	63,358,070

				303,508,672

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.1%

Chase Funding Trust,
Series 2002-02, Class 1A5	6.333%	04/25/32		11	$11,032
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.552(c)	12/25/33		273	267,544
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.272(c)	08/25/34		2,726	2,638,140
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	5.632(c)	11/25/34		247	236,958
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.902(c)	11/25/34		90	92,357
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	3.716	07/25/50		15,180	13,567,343
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.589(c)	12/25/35		322	317,605
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.827(c)	06/25/34		1,037	1,066,138
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.541(c)	11/25/60	EUR	7,522	7,873,559
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A2A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	5.572(c)	06/25/35		13	20,677
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	6.697(c)	01/25/35		1,040	1,015,726
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	5.977(c)	06/25/34		379	372,905
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.802(c)	07/25/33		453	444,757
Series 2003-BC10, Class A4, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.852(c)	10/25/33		7	10,414
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.969(c)	09/25/34		665	670,958
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	5.909(c)	09/25/34		458	467,816

See Notes to Financial Statements.

PGIM Total Return Bond Fund 187

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain),
Series 2018-03, Class A1^	0.000%(s)	04/16/40	EUR	—(r	)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.856(c)	03/15/26	EUR	40,894		34,206,819

						63,280,749

Student Loans 0.4%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	6.307(c)	06/25/47		39,838		39,903,093
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.657(c)	06/25/47		2,944		2,944,473
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210		13,815,369
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		16,078		15,394,279
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		19,733		18,409,652
Series 2019-A, Class R, 144A	0.000	10/25/48		29,412		7,851,349
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A	5.240	03/15/56		65,416		65,682,730
Series 2024-D, Class A1A, 144A	5.380	07/15/53		27,071		27,358,390

						191,359,335

TOTAL ASSET-BACKED SECURITIES (cost $12,225,223,997)						11,999,686,561

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.3%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245		29,964,927
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		40,253		29,929,139
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.184(cc)	05/15/49		7,683		7,450,711
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50		8,520		8,173,891
Series 2019-BN20, Class A2	2.758	09/15/62		48,568		43,999,101
Series 2019-BN21, Class XB, IO	0.356(cc)	10/17/52		206,158		3,201,778
Series 2019-BN24, Class A2	2.707	11/15/62		69,494		62,399,133
Series 2020-BN29, Class A3	1.742	11/15/53		37,450		31,142,210
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56		74,030		76,309,436

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903%	07/15/49	2,096	$2,052,756
BANK5,
Series 2023-05YR02, Class A3	6.656(cc)	07/15/56	96,500	101,456,163
Series 2023-05YR02, Class XA, IO	0.535(cc)	07/15/56	174,005	3,011,377
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,386,145
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,422,470
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,189,602
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	18,976,899
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	11,785,707
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	7,345	6,640,838
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	10,055	8,925,780
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	16,541,710
Series 2019-C03, Class A3	3.319	05/15/52	55,700	52,569,058
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.058(c)	10/15/37	59,000	58,926,250
Series 2020-C08, Class XB, IO	1.020(cc)	10/15/53	119,592	6,461,424
Series 2024-5C27, Class A3	6.014	07/15/57	95,400	99,021,193
Series 2024-5C29, Class A3	5.208	09/15/57	102,000	102,624,342
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	14,224,936
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,635,149
Series 2019-B10, Class A3	3.455	03/15/62	39,607	37,423,528
Series 2019-B11, Class A4	3.281	05/15/52	61,825	57,760,890
Series 2019-B12, Class A4	2.859	08/15/52	81,000	74,090,465
Series 2019-B13, Class A3	2.701	08/15/57	38,700	34,990,713
Series 2019-B14, Class A3	3.090	12/15/62	48,180	45,338,724
Series 2019-B14, Class A4	2.795	12/15/62	57,600	51,903,878
Series 2020-B17, Class A4	2.042	03/15/53	95,550	81,414,142
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,493,572
Series 2020-B21, Class A4	1.704	12/17/53	37,450	31,359,862
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,802,168
Series 2023-V03, Class A3	6.363(cc)	07/15/56	30,000	31,231,791
Series 2024-V08, Class A3	6.189(cc)	07/15/57	167,800	175,203,151
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.694(c)	07/15/41	37,000	37,000,000
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.393(c)	07/15/41	7,500	7,497,656

See Notes to Financial Statements.

PGIM Total Return Bond Fund 189

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BFLD Mortgage Trust, (cont’d.)
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.296%(c)	08/15/26	42,100	$42,113,156
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,749,298
Series 2024-05C05, Class A3	5.857	02/15/57	94,600	97,493,180
BPR Trust,
Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	91,309	93,978,028
Series 2024-PMDW, Class B, 144A	5.850(cc)	11/05/29	5,600	5,566,027
BX Commercial Mortgage Trust,
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.296(c)	10/15/41	73,650	73,696,031
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.495(c)	08/15/39	87,200	87,336,250
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	35,860,172
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	53,363,738
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	77,975,695
Series 2018-CD07, Class A3	4.013	08/15/51	27,096	26,055,967
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.424(c)	09/15/38	83,750	84,168,616
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	22,925	22,784,968
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,522,619
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,738,789
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	19,353	18,505,893
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	20,343
Series 2017-C04, Class A3	3.209	10/12/50	63,251	60,472,260
Series 2017-P07, Class A3	3.442	04/14/50	15,680	15,154,780
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	93,927,781
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	79,301,079
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	799	797,291
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,138,104
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	94,894,489
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	52,875,450
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	31,033,078

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Commercial Mortgage Trust, (cont’d.)
Series 2024-277P, Class A, 144A	6.338%	08/10/44	29,200	$30,073,270
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	97,400	2,947,295
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	85,310,805
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,877,202
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4	3.505	04/15/50	6,061	6,043,898
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	106,153
Series 2018-CX11, Class A3	4.095	04/15/51	436	428,369
Series 2019-C16, Class A2	3.067	06/15/52	37,133	34,115,552
Series 2019-C17, Class A4	2.763	09/15/52	37,150	33,711,504
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.100(c)	05/15/35	3,186	3,141,076
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	21,098,378
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,545,111
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	29,060,117
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0043, Class X1, IO	0.489(cc)	12/25/24	55,679	1,548
Series K0044, Class X1, IO	0.737(cc)	01/25/25	310,237	97,415
Series K0052, Class X1, IO	0.617(cc)	11/25/25	128,212	665,422
Series K0053, Class X1, IO	0.863(cc)	12/25/25	128,411	853,974
Series K0055, Class X1, IO	1.326(cc)	03/25/26	246,432	3,724,211
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	840,229
Series K0069, Class X1, IO	0.340(cc)	09/25/27	506,414	4,539,391
Series K0087, Class X1, IO	0.359(cc)	12/25/28	409,586	5,264,490
Series K0090, Class X1, IO	0.707(cc)	02/25/29	453,944	12,142,911
Series K0091, Class X1, IO	0.561(cc)	03/25/29	545,611	11,893,500
Series K0092, Class XAM, IO	0.983(cc)	04/25/29	53,046	2,114,398
Series K0093, Class X1, IO	0.941(cc)	05/25/29	391,694	13,492,551
Series K0095, Class X1, IO	0.950(cc)	06/25/29	512,369	18,464,695
Series K0096, Class XAM, IO	1.393(cc)	07/25/29	56,489	3,178,071
Series K0097, Class X1, IO	1.089(cc)	07/25/29	523,507	22,355,958
Series K0101, Class X1, IO	0.832(cc)	10/25/29	463,924	15,893,290
Series K0108, Class X1, IO	1.690(cc)	03/25/30	326,612	24,074,688
Series K0114, Class X1, IO	1.114(cc)	06/25/30	255,938	13,052,727
Series K0735, Class X1, IO	0.957(cc)	05/25/26	251,692	2,586,336

See Notes to Financial Statements.

PGIM Total Return Bond Fund 191

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K1513, Class X1, IO	0.855%(cc)	08/25/34	332,107	$18,132,985
Series Q001, Class XA, IO	2.097(cc)	02/25/32	23,514	1,572,286
Series Q002, Class XA, IO	0.946(cc)	07/25/33	30,258	1,189,246
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.868(c)	10/15/36	6,770	6,714,688
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.182(cc)	06/10/47	37,110	119,565
Series 2014-GC24, Class A5	3.931	09/10/47	769	768,100
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	3,286
Series 2015-GC34, Class A4	3.506	10/10/48	11,245	10,978,736
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,336,216
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,019,353
Series 2019-GC39, Class A3	3.307	05/10/52	68,467	63,354,074
Series 2019-GC40, Class A2	2.971	07/10/52	564	553,678
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	45,057,995
Series 2019-GSA01, Class A2	2.613	11/10/52	5,144	4,881,159
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	38,454,641
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,761,799
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.384(cc)	09/15/47	7,086	71
Series 2014-C24, Class A5	3.639	11/15/47	906	903,022
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	67,572,397
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	29,982,916
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	29,857,669
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,529,441
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	35,623,639
Series 2019-COR05, Class XB, IO	0.943(cc)	06/13/52	65,497	2,523,174
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	24,248	23,462,264
Series 2017-C07, Class A4	3.147	10/15/50	69,278	66,046,583
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	72,065,531
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP03, Class A4	2.627	08/15/49	19,933	19,174,465
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,314,951
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.519(c)	04/15/38	14,566	14,474,565

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4	3.526%	12/15/47	8,748	$8,729,191
Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,950,258
Series 2017-C34, Class A3	3.276	11/15/52	18,615	17,780,154
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,552,783
Series 2017-H01, Class A4	3.259	06/15/50	51,175	49,568,990
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,835,499
Series 2018-H04, Class A3	4.043	12/15/51	17,213	16,650,802
Series 2019-H06, Class A3	3.158	06/15/52	47,750	44,323,832
Series 2019-H07, Class A3	3.005	07/15/52	71,647	65,621,648
Series 2019-L02, Class A3	3.806	03/15/52	41,032	39,026,000
Series 2019-L03, Class A3	2.874	11/15/52	35,827	32,763,846
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	24,934,278
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,105,579
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	30,797,302
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,169,428
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.543(c)	11/15/38	71,765	71,363,416
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	16,342	15,712,378
Series 2017-C03, Class A3	3.167	08/15/50	13,800	13,299,662
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,935,629
Series 2017-C06, Class A4	3.320	12/15/50	29,785	28,494,635
Series 2018-C10, Class A3	4.048	05/15/51	69,100	67,023,436
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,044,860
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,280,629
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,946,820
Series 2019-C16, Class XB, IO	0.853(cc)	04/15/52	96,253	3,247,239
Series 2019-C17, Class A3	2.669	10/15/52	80,672	72,074,551
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,563,908
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XB, IO, 144A	0.071(cc)	03/10/46	41,314	413
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.941(c)	11/15/41	25,200	25,135,586
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	0.967(cc)	06/15/49	36,018	414,751

See Notes to Financial Statements.

PGIM Total Return Bond Fund 193

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-C35, Class XB, IO	0.925%(cc)	07/15/48	55,952	$710,333
Series 2016-C36, Class A3	2.807	11/15/59	26,739	25,890,975
Series 2016-NXS06, Class A4	2.918	11/15/49	59,322	56,915,318
Series 2017-C39, Class A4	3.157	09/15/50	37,000	35,189,938
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	966,333
Series 2018-C44, Class A4	3.948	05/15/51	20,000	19,459,166
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,406,541
Series 2018-C47, Class A3	4.175	09/15/61	37,625	36,560,329
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,705,763
Series 2019-C50, Class A4	3.466	05/15/52	34,566	32,685,562
Series 2019-C52, Class A4	2.643	08/15/52	86,325	78,718,973
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,534,648
Series 2019-C54, Class A3	2.892	12/15/52	44,250	40,205,059
Series 2020-C55, Class A4	2.474	02/15/53	58,725	52,039,394
Series 2024-01CHI, Class A, 144A	5.307(cc)	07/15/35	75,100	74,930,282

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $5,356,947,418)				5,081,844,894

CORPORATE BONDS 32.5%

Aerospace & Defense 0.7%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	6,872,327
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,284,843
Sr. Unsec’d. Notes, 144A	5.300	03/26/34	24,815	25,065,909
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	3.200	03/01/29	15,385	14,061,885
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	818,185
Sr. Unsec’d. Notes	3.600	05/01/34	31,598	26,535,219
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,436,734
Sr. Unsec’d. Notes	3.850	11/01/48	990	694,370
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	31,429,321
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	9,828,892
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	21,564,655
Sr. Unsec’d. Notes	5.805	05/01/50	11,470	10,818,977
Sr. Unsec’d. Notes	5.930	05/01/60	72,825	68,042,604
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	36,550	36,379,677
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	4,294	4,342,307
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	11,525	11,994,989

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	33,179	$33,220,474
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	9,750	9,893,029
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,684,950
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	15,979,134
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes(aa)	3.850	06/15/26	1,660	1,608,826

				349,557,307

Agriculture 0.9%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	56,803	42,317,565
BAT Capital Corp. (United Kingdom),
Gtd. Notes(aa)	2.259	03/25/28	41,745	38,244,548
Gtd. Notes	3.557	08/15/27	12,287	11,915,474
Gtd. Notes	4.390	08/15/37	59,596	51,867,799
Gtd. Notes	5.834	02/20/31	4,000	4,117,806
Gtd. Notes	6.343	08/02/30	10,195	10,736,542
Gtd. Notes(aa)	7.750	10/19/32	5,000	5,723,659
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,316,414
Gtd. Notes	5.931	02/02/29	23,565	24,394,681
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	6,500	5,697,080
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	14,239	14,496,286
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	26,588,993
Sr. Unsec’d. Notes	4.875	02/13/29	3,000	3,009,180
Sr. Unsec’d. Notes(h)	5.250	02/13/34	89,948	90,263,072
Sr. Unsec’d. Notes	5.625	09/07/33	62,184	63,972,796
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450	06/12/25	13,411	13,372,056
Gtd. Notes	5.700	08/15/35	2,000	2,011,821

				418,045,772

See Notes to Financial Statements.

PGIM Total Return Bond Fund 195

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.3%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000%	01/15/27	2,701	$2,659,983
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	1,496	1,450,330
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	6,500	6,256,995
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates	3.600	03/22/29	7,481	7,196,302
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates(aa)	2.000	12/10/29	23,327	21,703,707
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	9,953,699
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,571,668
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450	06/01/29	6,819	6,524,419
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	10,662	9,862,812
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.500	09/01/31	8,747	8,164,464
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(aa)	2.700	11/01/33	8,031	7,102,952
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	34,250,045
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,254,866
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.625	12/03/26	907	902,312
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,645,875

				165,500,429

Apparel 0.0%

VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	10,000	9,871,704

Auto Manufacturers 0.8%

Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	3.250	02/12/32	1,055	883,439

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	4.750%	01/15/43	20,382	$16,473,839
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	4,353	4,152,904
Sr. Unsec’d. Notes	2.900	02/16/28	16,252	14,919,642
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	2,926,215
Sr. Unsec’d. Notes	3.815	11/02/27	200	190,857
Sr. Unsec’d. Notes	4.125	08/17/27	7,170	6,928,915
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,576,942
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	43,069,132
Sr. Unsec’d. Notes(aa)	4.950	05/28/27	3,965	3,919,697
Sr. Unsec’d. Notes	5.125	11/05/26	13,675	13,621,174
Sr. Unsec’d. Notes(aa)	5.800	03/08/29	9,155	9,158,568
Sr. Unsec’d. Notes(aa)	5.850	05/17/27	35,675	36,011,101
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	9,160,384
Sr. Unsec’d. Notes	7.350	03/06/30	1,815	1,925,203
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	6,845	6,892,267
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,733,601
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	9,002,311
Sr. Unsec’d. Notes	6.800	10/01/27	3,810	3,994,965
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,752,634
Gtd. Notes	4.000	10/06/26	7,785	7,669,244
Gtd. Notes	4.350	01/17/27	4,416	4,366,014
Sr. Unsec’d. Notes(aa)	2.350	01/08/31	84,135	70,854,709
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,518,177
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,293,930
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	46,552,544
Sr. Unsec’d. Notes	5.550	07/15/29	720	729,723
Sr. Unsec’d. Notes(aa)	5.650	01/17/29	2,775	2,821,183
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,402,481
Sr. Unsec’d. Notes	6.000	01/09/28	14,175	14,574,317
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	3,902,648
Sr. Unsec’d. Notes, 144A(aa)	5.350	03/19/29	7,175	7,236,759
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	4.050(cc)	10/24/25	1,980	1,959,906

See Notes to Financial Statements.

PGIM Total Return Bond Fund 197

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950%	08/15/29	1,490	$1,474,816
Gtd. Notes, 144A	5.250	03/22/29	27,730	27,563,384

				408,213,625

Auto Parts & Equipment 0.3%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	4,025	3,952,912
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	560	558,021
Gtd. Notes	6.500	04/01/27	17,897	17,803,168
Aptiv PLC/Aptiv Global Financing DAC,
Gtd. Notes	6.875(ff)	12/15/54	32,530	31,560,482
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(aa)	5.750	04/15/25	2,757	2,746,799
Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	50	48,524
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,882,945
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	64,143	59,351,744

				119,904,595

Banks 9.6%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	12,800	12,268,442
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	41,012,825
Sub. Notes	2.749	12/03/30	6,400	5,489,021
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	32,003,269
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	231,583,732
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	36,365,027
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	75,403,627
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	40,744,820
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,129,185
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	194,342,796
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	14,061,812
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	41,940,780

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.824%(ff)	01/20/28	26,803	$26,237,067
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	14,294,448
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	17,772,117
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,008,476
Sr. Unsec’d. Notes, Series N(aa)	2.651(ff)	03/11/32	40,400	35,017,271
Sub. Notes, MTN	4.000	01/22/25	41,432	41,315,363
Sub. Notes, MTN	4.450	03/03/26	45,640	45,403,724
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	6,000	5,244,911
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,016,072
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	25,270	24,991,027
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,861,648
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	23,675	24,092,994
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	7,875	8,818,209
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	4,210	4,180,192
Sub. Notes	4.836	05/09/28	7,715	7,599,584
Sub. Notes	5.088(ff)	06/20/30	10,235	10,066,960
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	27,102	25,906,910
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	29,502,442
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	17,067,068
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	18,413,725
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	23,634,594
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	10,950	9,492,752
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	20,610	20,513,916
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,356,228
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	25,529,775
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,470,779
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652(ff)	10/06/26	30,045	29,064,001
Sr. Non-Preferred Notes, 144A, MTN	3.500	10/23/27	4,330	4,141,351
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,474,513
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,985,789
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,007,807
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	6.037(ff)	06/15/35	24,185	24,660,175
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,302,781
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	54,510	55,806,400

See Notes to Financial Statements.

PGIM Total Return Bond Fund 199

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700%(ff)	01/30/25(oo)	48,265	$47,959,747
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	30,638,807
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	25,398,782
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	160,751,093
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	44,025,335
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,383,559
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	23,135,694
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,220,920
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,897,472
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	58,113,221
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,665,298
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	51,410	50,362,339
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	46,254,358
Sub. Notes(aa)	4.300	11/20/26	705	697,727
Sub. Notes	4.400	06/10/25	22,485	22,396,686
Sub. Notes	4.450	09/29/27	470	463,660
Sub. Notes	4.750	05/18/46	42,640	38,049,787
Comerica, Inc.,
Sr. Unsec’d. Notes(aa)	5.982(ff)	01/30/30	24,593	24,921,140
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	19,955	19,788,310
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25	22,650	22,575,588
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,011,404
Sr. Non-Preferred Notes, 144A	5.705(ff)	03/01/30	43,015	43,828,629
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	26,531,038
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	2,985	2,821,681
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	9,130	9,119,742
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	49,377	48,463,753
Sr. Non-Preferred Notes	5.706(ff)	02/08/28	17,690	17,861,558
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	9,720	10,023,439
Sub. Notes	3.729(ff)	01/14/32	15,400	13,568,578
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,359,258
Sr. Unsec’d. Notes	4.250	03/13/26	675	670,069
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	4,999,305

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650%(ff)	08/10/26(oo)	5,965	$5,681,714
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,271,831
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	40,325,895
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	46,874,652
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	83,176,323
Sr. Unsec’d. Notes(aa)	3.500	01/23/25	24,530	24,445,730
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,609,464
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	31,000,459
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,195,287
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	40,645,012
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,770,393
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	5,230	4,825,418
Sub. Notes	5.150	05/22/45	7,240	6,904,754
Sub. Notes	6.750	10/01/37	216	237,141
Hamburg Commercial Bank AG (Germany),
Sub. Notes, EMTN, SOFR + 0.667%	5.538(c)	03/21/31	40,000	37,999,176
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,132,685
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,630,915
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,612,560
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	26,732,172
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,920,526
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	16,690	18,381,298
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(aa)	7.413(c)	02/01/25(oo)	30,100	30,340,161
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	75,388,265
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	88,898,425
Jr. Sub. Notes, Series KK(aa)	3.650(ff)	06/01/26(oo)	28,750	27,877,575
Jr. Sub. Notes, Series NN(aa)	6.875(ff)	06/01/29(oo)	14,272	15,128,735
Sr. Unsec’d. Notes	1.764(ff)	11/19/31	16,680	13,893,501
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	99,190	82,927,181
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	55,780,097
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	89,653,094
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	19,240	16,671,137
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	109,145	98,704,145
Sr. Unsec’d. Notes	3.300	04/01/26	24,315	23,882,949

See Notes to Financial Statements.

PGIM Total Return Bond Fund 201

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.702%(ff)	05/06/30	91,135	$86,655,566
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,175,186
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,927,378
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,017,606
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	32,490,569
Sr. Unsec’d. Notes(aa)	4.995(ff)	07/22/30	8,490	8,514,372
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,868,036
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,245,440
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	18,955	19,974,073
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	13,917	12,384,279
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,273,278
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(aa)	3.170	09/11/27	9,800	9,401,671
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	54,805,378
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	115,949,281
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	48,467,249
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,316,948
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	11,029	11,494,892
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	57,667,366
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	72,819,400
Sr. Unsec’d. Notes, MTN(aa)	2.802(ff)	01/25/52	23,720	15,434,772
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	47,874,938
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	28,293,506
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,159,612
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,237,860
Sub. Notes, MTN	3.950	04/23/27	16,325	16,028,681
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	874	845,748
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,168,209
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	3.450	04/23/29	5,895	5,595,675
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	30,984,088
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	4,990	5,545,091

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875%	02/23/28	10,500	$11,072,125
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	45,709,716
State Street Corp.,
Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	15,415	15,854,684
Jr. Sub. Notes, Series J(aa)	6.700(ff)	09/15/29(oo)	18,000	18,496,740
Sr. Sub. Notes	2.200	03/03/31	13,546	11,629,598
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	03/01/25(oo)	34,643	34,536,359
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	555	553,076
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,611,092
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,412,442
Sub. Notes, MTN(aa)	3.875	03/19/29	7,090	6,755,258
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	2,155	2,227,215
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	9,590	9,549,705
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,049,594
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,679,481
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	16,977,773
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,927,664
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,439,228
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,531,962
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,413,415
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	25,500	24,263,230
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,459,685
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	28,415	27,706,668
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	48,649,602
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	8,164,145
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	189,245	167,605,010
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	50,346,671
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	41,995	37,333,162
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31	40,933	39,976,912

				4,749,621,412

See Notes to Financial Statements.

PGIM Total Return Bond Fund 203

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36		52,960	$50,950,205
Gtd. Notes	4.900	02/01/46		51,144	47,571,152
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.350	06/01/40		10,396	9,312,089
Gtd. Notes	4.439	10/06/48		2,330	2,043,036
Gtd. Notes	4.600	04/15/48		2,126	1,933,706
Gtd. Notes	8.000	11/15/39		1,880	2,390,206
Gtd. Notes	8.200	01/15/39		445	567,955

					114,768,349

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	18,384,715
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	21,505,097
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	5.650	12/01/41		1,200	1,233,079

					41,122,891

Building Materials 0.1%

CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25		2,250	2,278,845
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	750	811,733
Gtd. Notes, 144A	5.450	11/19/29		413	410,369
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,241,746
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	18,287,314
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		3,709	3,680,697
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31		15,125	13,133,194
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	46,012
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,277,765

					43,167,675

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 0.5%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875%	05/15/43	11,140	$11,771,424
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,600	2,431,780
Gtd. Notes, 144A	4.500	01/10/28	15,682	14,667,375
Gtd. Notes, 144A	4.500	01/31/30	11,857	10,288,912
Gtd. Notes, 144A	8.500	01/12/31	37,791	39,075,894
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	8,565	7,690,589
Gtd. Notes	5.375	03/15/44	19,358	18,188,408
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	75	63,219
Sr. Unsec’d. Notes	4.800	05/15/49	10,718	9,340,081
Sr. Unsec’d. Notes(aa)	5.250	11/15/41	2,101	1,987,750
Sr. Unsec’d. Notes	5.550	11/30/48	504	487,227
Sr. Unsec’d. Notes	6.900	05/15/53	650	737,339
Sr. Unsec’d. Notes	9.400	05/15/39	125	167,138
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	21,220	21,207,455
Sr. Unsec’d. Notes	5.419	11/15/48	1,960	2,046,340
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	12,925	10,417,528
Sr. Unsec’d. Notes(aa)	5.650	05/18/33	5,900	5,937,343
LYB International Finance BV,
Gtd. Notes(aa)	4.875	03/15/44	3,915	3,461,685
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	14,600	10,984,533
Gtd. Notes	4.200	10/15/49	20,690	16,119,082
Gtd. Notes	4.200	05/01/50	12,760	9,916,640
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43	3,376	3,244,776
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,190	3,166,075
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,054,680
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,503,110
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	4,572	3,999,071
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	28,050	29,259,656

See Notes to Financial Statements.

PGIM Total Return Bond Fund 205

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500%	09/27/28		7,510	$7,301,128
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes(aa)	3.450	08/01/25		1,240	1,226,419
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $3,946,188;purchased 12/15/22)(f)	13.000	12/16/27		3,946	3,986,761
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27		2,131	2,090,019

					261,819,437

Commercial Services 0.7%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,714	1,679,907
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		31,075	28,436,797
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		21,390	19,989,169
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	13,964,016
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		50	48,199
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29		1,445	1,447,904
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	1,001,728
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	26,576,583
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,808,498
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,232,313
Dcli Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		5,170	5,258,252
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	24,434,729
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,205,000
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,112,097

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	3.800%	11/01/25	17,535	$17,399,816
Gtd. Notes, 144A	4.200	11/01/46	6,465	5,421,081
Gtd. Notes, 144A	5.000	02/15/29	14,890	15,036,609
Gtd. Notes, 144A	6.700	06/01/34	2,355	2,632,750
Gtd. Notes, 144A	7.000	10/15/37	4,090	4,719,044
Global Payments, Inc.,
Sr. Unsec’d. Notes(aa)	4.950	08/15/27	10,005	10,040,388
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60	8,040	5,012,115
Leland Stanford Junior University (The),
Unsec’d. Notes	3.647	05/01/48	5,345	4,333,161
Massachusetts Institute of Technology,
Unsec’d. Notes(aa)	3.885	07/01/2116	18,113	13,523,165
Unsec’d. Notes	4.678	07/01/2114	3,000	2,703,549
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	8,950	5,721,327
Unsec’d. Notes	3.150	07/15/46	9,930	7,388,037
Unsec’d. Notes	3.300	07/15/56	5,630	4,100,614
Unsec’d. Notes	3.619	10/01/37	3,710	3,242,588
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32	4,050	3,985,822
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020	2.516	07/01/50	6,310	4,180,423
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	1,065	723,268
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	5,275	4,677,951
Gtd. Notes(aa)	4.875	01/15/28	70,980	69,417,859
Gtd. Notes(aa)	5.250	01/15/30	7,692	7,556,880
University of Chicago (The),
Unsec’d. Notes, Series 20B	2.761	04/01/45	6,560	5,068,248
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120	5,210	3,185,503
Unsec’d. Notes, Series 2017	3.841	10/01/47	9,375	7,695,950

				351,961,340

See Notes to Financial Statements.

PGIM Total Return Bond Fund 207

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.1%

Accenture Capital, Inc.,
Gtd. Notes	4.250%	10/04/31	13,380	$12,965,337
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	20,140	17,162,657
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,758	11,845,516

				41,973,510

Cosmetics/Personal Care 0.0%

Gillette Co. (The),
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + (0.038)%	4.554(c)	04/02/43	6,519	6,420,854

Diversified Financial Services 0.8%

Aircraft Finance Co. Ltd. (China),
Sr. Sec’d. Notes, Series B	4.100	03/29/26	679	665,454
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	43,775	43,474,091
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	37,660	39,420,622
Capital One Financial Corp.,
Sr. Unsec’d. Notes	5.463(ff)	07/26/30	7,010	7,071,844
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39	1,200	1,248,390
Gtd. Notes, 144A	5.600	11/25/39	2,195	2,283,514
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)	28,365	24,743,192
Discover Financial Services,
Sr. Unsec’d. Notes	3.750	03/04/25	14,835	14,749,373
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $196,471,029; purchased 05/18/21)^(f)	7.230(c)	05/31/25(d)	196,471	174,859,216
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes	3.625	09/01/28	50	48,097
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	39,020	32,398,499
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	2,725	2,553,147
Gtd. Notes, 144A	5.500	08/15/28	12,330	12,046,681

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.000%	01/15/27		15,935	$15,873,305
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,628,006
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		10,325	9,530,833
Gtd. Notes	6.625	05/15/29		2,005	2,005,000
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29		5,100	4,759,962
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,358,307
Penta Aircraft Leasing 2013 LLC,
U.S. Gov’t. Gtd. Notes	1.691	04/29/25		236	232,681
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates	1.923(s)	06/02/25		517	506,174
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,049,253
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,556,318

					401,061,959

Electric 2.6%

AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,262,039
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,308,172
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,639,478
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,430,693
Appalachian Power Co.,
Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,490,514
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.800	06/01/29		21,920	20,922,115
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		13,166	10,984,196
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		31	30,846
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		16,692	15,854,386
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		29,265	27,619,074
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		44,616	43,631,281
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48		6,685	5,298,968

See Notes to Financial Statements.

PGIM Total Return Bond Fund 209

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950%	03/01/30	26,025	$23,473,405
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,187,864
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	22,581,484
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,737,500
Gtd. Notes, 144A	4.688	05/15/29	45,602	43,207,895
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,094,860
First Mortgage	4.350	11/15/45	2,780	2,393,652
First Mortgage	6.450	01/15/38	690	762,117
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	5,927,671
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,395,689
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	615,647
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,496,362
DTE Energy Co.,
Sr. Unsec’d. Notes(aa)	2.850	10/01/26	37,340	36,086,455
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,362,119
First Mortgage	4.250	12/15/41	6,000	5,245,368
First Mortgage	4.950	01/15/33	19,765	19,687,371
First Ref. Mortgage	3.750	06/01/45	3,045	2,390,113
First Ref. Mortgage	4.000	09/30/42	1,025	852,037
First Ref. Mortgage	6.000	01/15/38	3,675	3,907,731
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,049,147
Duke Energy Progress LLC,
First Mortgage	4.100	03/15/43	2,410	2,013,321
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	761,281
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,959	4,848,230
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	14,632,747
Gtd. Notes, 144A	3.500	04/06/28	13,415	12,826,543

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Entergy Louisiana LLC,
Collateral Trust	3.120%	09/01/27	12,955	$12,481,595
Collateral Trust	3.250	04/01/28	5,000	4,775,921
Collateral Trust	4.200	09/01/48	29,046	23,941,735
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	19,643	19,618,446
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	2,062	2,059,422
Sr. Unsec’d. Notes	7.125	02/11/25	24,250	24,212,170
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	23,202	23,165,805
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	3,827	3,993,245
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	33,012	34,446,041
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,344,478
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,159,420
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	790,234
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,835,543
First Mortgage	3.950	03/01/48	8,210	6,667,108
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,131,012
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,821,520
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	981,848
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	8.910	11/18/24	590	590,837
Local Gov’t. Gtd. Notes, Series B, MTN	9.500	04/30/27	150	166,042
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,234
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	69,221
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	149,691
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	540,144
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,609,613
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,334,137
Local Gov’t. Gtd. Notes, Series HK(aa)	9.375	04/15/30	7,800	9,666,269
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,000	35,753,010
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	26,170
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	11	11,741
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	15	15,817

See Notes to Financial Statements.

PGIM Total Return Bond Fund 211

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Interstate Power & Light Co.,
Sr. Unsec’d. Notes(aa)	3.250%	12/01/24	7,850	$7,833,063
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,180,755
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	6,350	5,996,073
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	24,904,630
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	6,500	6,469,450
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42	1,403	1,317,324
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	1,865	1,577,540
Nevada Power Co.,
General Ref. Mortgage	5.375	09/15/40	500	488,588
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.800(ff)	12/01/77	12,235	11,709,141
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,843,258
Gtd. Notes, 144A	3.375	02/15/29	875	799,090
Gtd. Notes, 144A	3.625	02/15/31	13,000	11,513,770
Gtd. Notes, 144A(aa)	3.875	02/15/32	8,600	7,625,898
Gtd. Notes, 144A	5.250	06/15/29	7,560	7,388,582
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	8,650	9,551,166
Oglethorpe Power Corp.,
First Mortgage	4.500	04/01/47	8,000	6,722,393
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,949,337
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40	1,970	1,474,753
First Mortgage	3.950	12/01/47	30,960	23,213,127
First Mortgage	4.000	12/01/46	785	594,040
First Mortgage	4.500	07/01/40	32,080	27,813,206
First Mortgage	4.750	02/15/44	5,535	4,760,122
First Mortgage	4.950	07/01/50	16,368	14,365,369
First Mortgage	5.900	06/15/32	7,000	7,243,467
First Mortgage(aa)	6.400	06/15/33	10,600	11,293,047
PacifiCorp,
First Mortgage	2.700	09/15/30	10,355	9,159,410
First Mortgage	3.300	03/15/51	4,510	3,018,496
First Mortgage	3.350	07/01/25	9,960	9,849,269

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PECO Energy Co.,
First Mortgage	4.375%	08/15/52		4,050	$3,485,766
First Ref. Mortgage	4.800	10/15/43		6,449	5,832,991
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	10,112,851
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,549,529
PPL Electric Utilities Corp.,
First Mortgage	4.150	06/15/48		8,855	7,405,841
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48		2,945	2,382,082
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,583,581
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	9,394,378
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,183,251
Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100	06/01/27		17,545	16,765,190
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,354,007
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,280,440
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2	5.112	12/14/49		1,100	1,053,488
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28		7,758	7,419,057
Sr. Unsec’d. Notes	3.800	02/01/38		5,485	4,599,548
Sr. Unsec’d. Notes(aa)	4.000	02/01/48		8,300	6,491,563
Southern Power Co.,
Sr. Unsec’d. Notes	5.150	09/15/41		725	692,909
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	5.200	09/15/34		24,470	24,352,948
Union Electric Co.,
Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,796,345
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	6.350	11/30/37		6,000	6,480,913
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		29,875	30,164,445
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	95,205,739
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		13,275	14,212,732

See Notes to Financial Statements.

PGIM Total Return Bond Fund 213

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	26,000	$24,771,010
Gtd. Notes, 144A	5.000	07/31/27	33,211	32,793,321
Gtd. Notes, 144A	5.500	09/01/26	400	399,421
Gtd. Notes, 144A(aa)	5.625	02/15/27	11,464	11,433,746
Gtd. Notes, 144A(aa)	6.875	04/15/32	2,095	2,165,887
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,748,699

				1,280,137,882

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A(aa)	6.375	03/15/29	9,075	9,256,363
Gtd. Notes, 144A	6.625	03/15/32	6,770	6,941,081
Gtd. Notes, 144A(aa)	7.250	06/15/28	3,595	3,678,663

				19,876,107

Electronics 0.0%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes(aa)	1.750	08/09/26	20,000	18,928,454

Engineering & Construction 0.2%

GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,179,023
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26	1,000	980,310
Sr. Sec’d. Notes	5.500	07/31/47	10,000	8,321,900
Sr. Sec’d. Notes, 144A	3.875	04/30/28	17,976	17,100,029
Sr. Sec’d. Notes, 144A	4.250	10/31/26	16,218	15,898,668
Sr. Sec’d. Notes, 144A	5.500	10/31/46	2,935	2,441,568
Sr. Sec’d. Notes, 144A	5.500	07/31/47	72,346	60,205,618

				107,127,116

Entertainment 0.3%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	14,595	13,679,171
Sr. Sec’d. Notes, 144A	6.500	02/15/32	3,845	3,902,911
Sr. Sec’d. Notes, 144A	7.000	02/15/30	2,650	2,716,270

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, PIK 11.000%^	11.000%	12/31/28	EUR	4,642	$4,998,356
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	490,625
Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,650	5,682,996
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		43,285	34,584,002
Gtd. Notes	5.141	03/15/52		54,675	41,175,542
Gtd. Notes	6.412	03/15/26		6,500	6,500,567
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	6.250	03/15/33		5,530	5,505,489
Gtd. Notes, 144A(aa)	7.125	02/15/31		1,200	1,261,959

					120,497,888

Foods 0.8%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29		17,470	18,799,745
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,941,625
Gtd. Notes, 144A	6.500	02/15/28		5,050	5,136,746
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		12,428	12,057,112
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	78,105	99,237,054
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	79,760,388
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27		3,835	3,736,249
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		600	536,128
Gtd. Notes	5.125	02/01/28		12,454	12,423,905
Gtd. Notes, 144A(aa)	6.750	03/15/34		82,482	88,453,862
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	3.000	06/01/26		12,845	12,504,369
Gtd. Notes	4.625	10/01/39		11,930	10,841,527
Gtd. Notes	5.000	06/04/42		2,237	2,073,578

See Notes to Financial Statements.

PGIM Total Return Bond Fund 215

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375%	01/31/32	6,325	$5,790,720
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39	14,850	12,751,912
Gtd. Notes, 144A	4.200	04/01/59	11,820	9,481,355
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	4,000	3,502,490
Gtd. Notes	4.250	04/15/31	4,375	4,063,568
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,025	958,456
Gtd. Notes, 144A(aa)	6.375	03/01/33	4,905	4,857,021
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,420	1,293,172
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	3.000	10/15/30	8,931	7,742,119
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(aa)	5.700	03/15/34	4,775	4,871,264

				404,814,365

Forest Products & Paper 0.0%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25	3,697	3,805,748

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	7,284	7,023,238
Sr. Unsec’d. Notes	5.875	08/20/26	9,250	9,058,358
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,156,732
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30	11,180	10,463,247
Sr. Unsec’d. Notes	4.800	02/15/44	3,815	3,437,710
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	15,235	14,438,653
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49	9,350	7,834,129
Sr. Sec’d. Notes, Series UU	4.125	06/01/48	5,260	4,275,961

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400%	06/01/43		2,700	$2,317,783

					60,005,811

Healthcare-Products 0.3%

DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	13,421	10,895,004
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		39,337	36,821,540
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	20,625,388
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,540,932
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	17,060,813
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	11,535	9,493,610
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	8,895	6,701,832
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	37,627,720

					148,766,839

Healthcare-Services 1.5%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,450,986
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,936,739
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,307,081
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	16,165,162
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	3,833,123
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,825,314
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		2,565	2,127,155
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	26,762,536
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	3,677,939
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	11,508,863
Cigna Group (The),
Gtd. Notes(aa)	3.250	04/15/25		10,000	9,927,090

See Notes to Financial Statements.

PGIM Total Return Bond Fund 217

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Cigna Group (The), (cont’d.)
Gtd. Notes	3.400%	03/01/27	2,035	$1,976,144
Gtd. Notes	4.375	10/15/28	31,225	30,670,149
Gtd. Notes	4.500	02/25/26	3,916	3,905,377
Cleveland Clinic Foundation (The),
Unsec’d. Notes	4.858	01/01/2114	2,815	2,513,202
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	304,565
Gtd. Notes, 144A	4.625	06/01/30	5,545	5,100,495
Gtd. Notes, 144A(aa)	6.875	09/01/32	9,425	9,471,199
Elevance Health, Inc.,
Sr. Unsec’d. Notes(aa)	2.875	09/15/29	10,600	9,678,890
Sr. Unsec’d. Notes(aa)	4.101	03/01/28	7,840	7,685,599
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,464,295
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	28,630,747
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	2,595	2,594,811
Gtd. Notes	5.875	02/15/26	6,403	6,449,492
Gtd. Notes	7.500	11/06/33	20,412	22,932,984
Gtd. Notes, MTN	7.750	07/15/36	20,300	23,373,309
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31	66,487	66,514,476
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48	10,475	8,650,520
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,962,578
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	15,373,083
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	3,000	2,911,227
Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	7,030,649
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	20,797,525
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,952,757
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	2,660	2,245,458
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,655,763

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

NYU Langone Hospitals,
Sec’d. Notes	4.784%	07/01/44	6,375	$5,929,410
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,218,237
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,581,603
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,236,024
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	11,893,088
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,952,479
Sr. Unsec’d. Notes(aa)	5.000	12/15/34	14,710	14,415,007
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,101,857
Sr. Sec’d. Notes	4.375	01/15/30	18,829	17,657,618
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,441,577
Sr. Sec’d. Notes	5.125	11/01/27	1,105	1,096,077
Sr. Sec’d. Notes	6.750	05/15/31	5,400	5,520,280
Sr. Unsec’d. Notes	6.875	11/15/31	14,600	15,650,922
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,323,276
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,643,145
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,096,383
Sr. Unsec’d. Notes	2.750	05/15/40	18,130	13,129,423
Sr. Unsec’d. Notes(aa)	4.200	05/15/32	13,000	12,480,129
Sr. Unsec’d. Notes	4.375	03/15/42	615	545,649
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,227,084
Sr. Unsec’d. Notes	4.750	05/15/52	45,417	40,991,820
Sr. Unsec’d. Notes	5.000	04/15/34	25,455	25,341,278
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	43,059,074
Sr. Unsec’d. Notes	5.500	04/15/64	30,370	29,855,201
Sr. Unsec’d. Notes	5.625	07/15/54	20,000	20,363,308
Sr. Unsec’d. Notes	5.700	10/15/40	185	191,339
Sr. Unsec’d. Notes	5.800	03/15/36	669	704,484
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,444,547

				745,457,601

See Notes to Financial Statements.

PGIM Total Return Bond Fund 219

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	4,675	$4,368,795
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,634,455
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	49,590
Gtd. Notes	7.250	10/15/29	1,350	1,372,156
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	927,500
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,508,652
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,655,969
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	4,356	4,382,244
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,880,685
Gtd. Notes	4.800	11/15/29	50	47,996
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	50	50,240
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	46,692
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,681,238
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,195,135

				37,801,347

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	6,035	6,067,669
Sr. Unsec’d. Notes	6.625	05/15/32	3,560	3,572,846
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	1,800	1,624,875
Gtd. Notes	5.250	12/15/26	52	51,831
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $4,051,280; purchased 03/07/22)(f)	6.500	10/01/29	4,548	2,973,354

				14,290,575

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance 0.5%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	29,631	$31,295,583
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	5,898,970
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,099,107
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	6,149,512
Gtd. Notes	4.300	05/15/43		4,365	3,894,794
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	16,005,371
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,942,644
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50		27,295	18,863,500
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.350	03/22/54		38,720	40,250,780
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	410,455
Sr. Unsec’d. Notes	5.950	10/15/36		755	787,664
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,038,260
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	18,307,446
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,179,637
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,647,085
Lincoln National Corp.,
Sr. Unsec’d. Notes(aa)	3.050	01/15/30		10,985	9,981,089
Sr. Unsec’d. Notes(aa)	5.852	03/15/34		1,790	1,838,647
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,171,643
Sr. Unsec’d. Notes	7.000	06/15/40		5,490	6,143,349
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	270,847
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,714,182
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	12,580,966
Principal Financial Group, Inc.,
Gtd. Notes(aa)	4.300	11/15/46		7,190	6,070,781
Gtd. Notes	4.350	05/15/43		760	656,642
Gtd. Notes	4.625	09/15/42		275	246,741
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34		525	581,473

See Notes to Financial Statements.

PGIM Total Return Bond Fund 221

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44	16,598	$15,121,279
Sub. Notes, 144A	6.850	12/16/39	325	368,913

				233,517,360

Internet 0.2%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	400	379,839
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,960
Uber Technologies, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/34	108,000	104,626,440

				105,192,239

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,293
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	12,710	12,754,046
Gtd. Notes, 144A	7.375	05/01/33	9,245	9,314,487

				22,108,826

Leisure Time 0.1%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	11,955	11,984,887
Gtd. Notes, 144A	6.000	05/01/29	20,928	20,954,160
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	13,175	13,158,004
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	3,000	2,998,590
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,130	3,108,779
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	13,500	13,363,110

				65,567,530

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625%	02/15/32		4,000	$3,514,191
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes(aa)	3.900	08/08/29		2,250	2,101,856
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32		17,030	15,145,660
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	36,817,715
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	495,582
Gtd. Notes(aa)	4.750	10/15/28		7,900	7,632,374
Gtd. Notes	5.500	04/15/27		9,882	9,859,608
Gtd. Notes(aa)	6.125	09/15/29		16,695	16,639,095
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.400	08/08/28		3,263	3,248,153
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27		13,502	13,403,290
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		9,142	9,035,953
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		1,000	960,050

					118,853,527

Machinery-Diversified 0.3%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27		2,140	2,162,118
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A(aa)	7.500	01/01/30		5,375	5,584,632
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29		6,300	6,343,602
Gtd. Notes	5.500	01/12/29		2,130	2,177,698
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		11,660	12,517,810
Nordson Corp.,
Sr. Unsec’d. Notes	4.500	12/15/29		17,995	17,593,589
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28		39,875	40,572,572
TK Elevator Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	14,946	16,207,601
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	46,944,739

See Notes to Financial Statements.

PGIM Total Return Bond Fund 223

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450%	11/15/26	5,000	$4,875,256
Gtd. Notes	4.700	09/15/28	11,817	11,761,179

				166,740,796

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	8,925	8,121,525
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	2,775	2,718,305
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29	8,332	7,967,516
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	14,056	14,017,524
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	36,685	22,950,904
Sr. Sec’d. Notes	5.125	07/01/49	40,050	31,409,550
Sr. Sec’d. Notes	5.375	04/01/38	6,070	5,403,100
Sr. Sec’d. Notes	5.375	05/01/47	18,064	14,739,993
Sr. Sec’d. Notes	5.750	04/01/48	8,123	6,929,570
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,095,076
Sr. Sec’d. Notes	6.834	10/23/55	3,245	3,147,041
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	12,655
Gtd. Notes(aa)	4.250	10/15/30	21,595	21,005,905
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	48,652	47,438,771
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	1,804	1,521,734
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	15,062,580
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	6,510	4,670,121
Gtd. Notes, 144A	4.125	12/01/30	6,275	4,625,905
Gtd. Notes, 144A	4.500	11/15/31	2,500	1,835,312
Gtd. Notes, 144A	5.375	02/01/28	208	177,999
Gtd. Notes, 144A	5.500	04/15/27	6,800	6,052,021
Gtd. Notes, 144A	6.500	02/01/29	700	591,276
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	8,450	4,245,373
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	11,500	6,085,211
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	4,260,072

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $22,541,573; purchased 07/18/19 - 10/19/20)(f)	6.625%	08/15/27(d)		35,072	$222,299
Sec’d. Notes, 144A (original cost $31,014,023; purchased 07/18/19 - 09/01/22)(f)	5.375	08/15/26(d)		104,920	708,901
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	11,291,202
Gtd. Notes	7.375	07/01/28		1,345	984,914
Gtd. Notes	7.750	07/01/26		43,472	36,728,463
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		32,376	34,083,674
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,543,428
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	49,683
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,506,688
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	12,799,235
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	15,125,713

					364,129,239

Mining 0.2%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,448,630
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,421,965
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	14,819,324
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		10,500	10,378,095
Sec’d. Notes, 144A	9.375	03/01/29		8,055	8,535,159
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		10,370	10,214,450
Freeport-McMoRan, Inc.,
Gtd. Notes	4.550	11/14/24		50	49,981

See Notes to Financial Statements.

PGIM Total Return Bond Fund 225

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250%	07/15/33	9,209	$9,760,105
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	2,500	2,542,909

				76,170,618

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	500	496,654
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	323,256
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	1,300	1,265,574

				2,085,484

Multi-National 0.2%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	4,843	4,869,830
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,362,473
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,150,858
Unsec’d. Notes	6.950	08/01/26	2,000	2,068,162
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,849,829
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,402,535
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	3,911,102
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,085,571
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	2,914,615
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	561,688
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	177,031
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	21,775,250

				72,128,944

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26	15,000	$14,320,034
Gtd. Notes	3.250	02/15/29	50	46,191
Gtd. Notes	5.100	03/01/30	1,146	1,137,999

				15,504,224

Oil & Gas 1.9%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,559,330
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	18,765	17,470,675
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	12,010	11,192,674
Sr. Unsec’d. Notes, 144A	5.125	10/01/34	25,660	24,571,731
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,598,985
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	23,740	24,190,265
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	12,981	15,409,600
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,275,294
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	9,575	9,771,271
BP Capital Markets PLC,
Gtd. Notes	6.450(ff)	12/01/33(oo)	21,295	22,117,835
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,514,360
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	8,072,226
Sr. Unsec’d. Notes	6.750	11/15/39	3,008	3,269,928
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	239	239,303
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,200,632
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	7,825	8,090,802
Gtd. Notes, 144A	8.625	11/01/30	2,850	2,994,829
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42	10,544	8,959,107
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,493
Sr. Unsec’d. Notes	5.600	07/15/41	4,047	3,829,822
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	49,933,915
Gtd. Notes(aa)	5.400	04/18/34	22,885	22,835,260

See Notes to Financial Statements.

PGIM Total Return Bond Fund 227

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625%	11/02/31		11,365	$9,364,760
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	25,744,628
Sr. Unsec’d. Notes	7.750	02/01/32		62,280	60,747,912
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,267,977
Sr. Unsec’d. Notes	8.875	01/13/33		18,888	19,307,314
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.375	03/30/28		14,024	12,621,956
Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	119,126
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	15,611,736
Gtd. Notes	4.250	11/23/41		9,026	7,966,367
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		2,000	1,878,975
Gtd. Notes	5.375	02/01/29		1,000	984,780
Gtd. Notes, 144A	5.500	02/01/26		1,700	1,697,471
Gtd. Notes, 144A	5.875	02/01/29		4,900	4,897,763
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	3.452	04/15/51		20,985	15,388,698
Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,497,435
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	1,109,505
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,121,113
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	750,912
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,820,220
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		11,855	11,296,094
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,026,947
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,217,486
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	17,921,792
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,282,482
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,961,120
Marathon Oil Corp.,
Sr. Unsec’d. Notes(aa)	5.300	04/01/29		31,335	31,864,904
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	5.850	12/15/45		3,571	3,459,323
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,350	1,319,625

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.342%(c)	09/30/29		6,824	$6,721,959
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		10,532	10,894,783
Sr. Unsec’d. Notes	7.500	05/01/31		43	47,587
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,845,225
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		2,520	2,507,400
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,103,086
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	11,260,752
Gtd. Notes	6.625	01/16/34	GBP	27,600	34,624,541
Gtd. Notes, EMTN	6.250	12/14/26	GBP	7,027	9,084,569
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	14,525	15,488,515
Gtd. Notes	4.750	02/26/29	EUR	8,837	8,872,288
Gtd. Notes	5.350	02/12/28		5,513	5,130,894
Gtd. Notes	6.490	01/23/27		22,735	22,414,209
Gtd. Notes	6.500	03/13/27		58,509	57,273,875
Gtd. Notes	6.500	01/23/29		16,725	15,697,918
Gtd. Notes(aa)	6.625	06/15/35		2,920	2,381,990
Gtd. Notes	6.700	02/16/32		9,449	8,383,058
Gtd. Notes	6.840	01/23/30		24,478	22,525,879
Gtd. Notes	6.875	10/16/25		4,624	4,636,115
Gtd. Notes	9.500	09/15/27		1,590	1,662,456
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,600	1,605,519
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,104,150
Gtd. Notes, EMTN	4.875	02/21/28	EUR	41,240	42,742,035
Phillips 66,
Gtd. Notes	2.150	12/15/30		2,150	1,836,099
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,463,472
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,544	1,779,743
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,139,652
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33		4,600	4,938,552

See Notes to Financial Statements.

PGIM Total Return Bond Fund 229

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Transocean, Inc.,
Gtd. Notes, 144A	8.000%	02/01/27	1,864	$1,852,350
Gtd. Notes, 144A	8.250	05/15/29	2,365	2,379,781
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	17,688	18,778,654
Sr. Unsec’d. Notes, 144A	8.000	11/15/32	4,662	5,304,014

				912,940,878

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41	2,775	2,747,385

Packaging & Containers 0.0%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	300	261,000
Ball Corp.,
Gtd. Notes	6.000	06/15/29	5,900	5,992,599
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	120	116,521
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	375	373,334

				6,743,454

Pharmaceuticals 0.8%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	14,303,430
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	29,227,139
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	19,806,102
Sr. Unsec’d. Notes	4.550	03/15/35	38,439	36,949,053
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	40,073,028
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,514,190
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,180,639
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,000	908,630
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	1,525	1,223,743

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28	2,050	$1,312,000
Gtd. Notes, 144A	5.000	02/15/29	10,965	6,304,875
Gtd. Notes, 144A	5.250	01/30/30	21,122	11,617,100
Gtd. Notes, 144A	5.250	02/15/31	20,329	10,977,660
Gtd. Notes, 144A	6.250	02/15/29	36,040	22,299,750
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,815,000
Gtd. Notes, 144A	9.000	12/15/25	1,000	980,540
Sr. Sec’d. Notes, 144A	4.875	06/01/28	15,450	11,896,500
Sr. Sec’d. Notes, 144A	11.000	09/30/28	1,700	1,560,812
Becton Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,079,587
Cencora, Inc.,
Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,850,726
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	20,186,453
Sr. Unsec’d. Notes	4.300	03/25/28	406	395,830
Sr. Unsec’d. Notes	5.000	01/30/29	2,062	2,053,774
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,377,673
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,255,091
Sr. Unsec’d. Notes(aa)	5.875	06/01/53	5,870	5,652,934
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A^	6.000	02/01/25	2	—
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	33,591,553
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,550	1,413,293
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	1,587	1,548,819
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	9,792	9,630,462
Gtd. Notes	5.250	06/15/46	88,726	75,156,859

				393,143,245

Pipelines 1.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(aa)	5.375	06/15/29	6,275	6,126,158
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,222,744

See Notes to Financial Statements.

PGIM Total Return Bond Fund 231

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Antero Midstream Partners LP/Antero Midstream Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.750%	01/15/28	630	$626,748
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	50	49,037
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	24,840	24,469,663
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	19,146	19,860,013
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	47,728,323
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	50,321
Gtd. Notes	5.625	07/15/27	50	50,889
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,580,613
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	245	211,938
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,045,949
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	66,581,109
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	19,796,596
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,658,139
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,088,652
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,798,844
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,473,581
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,940,391
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,498,319
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,697,839
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	38,580,805
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	11,920,900
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	15,987,614
EnLink Midstream LLC,
Gtd. Notes, 144A	6.500	09/01/30	32,345	34,060,333
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	28,859,139
Gtd. Notes	3.700	01/31/51	2,665	1,982,231
Gtd. Notes	3.950	01/31/60	6,000	4,467,566
Gtd. Notes	4.200	01/31/50	5,910	4,810,795
Gtd. Notes	4.250	02/15/48	5,593	4,641,097
Gtd. Notes	4.900	05/15/46	18,296	16,691,006
Gtd. Notes	4.950	10/15/54	3,084	2,805,275

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	5.100%	02/15/45	8,450	$7,949,175
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.343(c)	08/16/77	9,502	9,456,946
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	49,790
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	19,028
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A	6.375	03/30/38	3,888	3,832,355
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,846,993
Gtd. Notes	5.000	03/01/43	1,958	1,734,906
Gtd. Notes	6.500	09/01/39	1,260	1,324,575
Kinder Morgan, Inc.,
Gtd. Notes(aa)	2.000	02/15/31	35,000	29,474,244
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,837,628
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,024,713
Sr. Unsec’d. Notes	2.650	08/15/30	10,000	8,798,148
Sr. Unsec’d. Notes(aa)	4.000	03/15/28	6,490	6,315,579
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	13,966,430
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,339,670
Sr. Unsec’d. Notes(aa)	5.000	03/01/33	9,900	9,622,172
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,831,707
Sr. Unsec’d. Notes	5.500	06/01/34	5,000	4,984,110
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,028,270
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	1,000	1,102,564
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	33,191,791
Gtd. Notes	4.200	12/01/42	1,600	1,255,126
Gtd. Notes	4.200	03/15/45	2,830	2,174,479
Gtd. Notes	4.450	09/01/49	22,492	17,894,336
Gtd. Notes	4.550	07/15/28	2,790	2,757,760
Gtd. Notes	4.950	07/13/47	33,076	28,420,666
Gtd. Notes(aa)	5.050	11/01/34	31,036	30,081,883
Gtd. Notes	5.150	10/15/43	9,557	8,703,577
Gtd. Notes	5.200	07/15/48	1,290	1,162,013
Gtd. Notes	5.650	11/01/28	9,955	10,219,641

See Notes to Financial Statements.

PGIM Total Return Bond Fund 233

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK, Inc., (cont’d.)
Gtd. Notes	6.000%	06/15/35	4,200	$4,351,449
Gtd. Notes	6.625	09/01/53	4,825	5,194,340
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,639,560
Sr. Unsec’d. Notes(aa)	4.650	10/15/25	5,190	5,179,882
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,889,495
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,787,695
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,266,106
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	12,867	12,364,183
Gtd. Notes, 144A(aa)	6.000	03/01/27	1,173	1,163,814
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,853,672
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,510	5,574,248
Gtd. Notes	6.150	03/01/29	13,000	13,572,716
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	49,813
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	648,373
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,015	17,121,747
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	7,887,131
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,502,175
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,166,741
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	25,320	25,309,343
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	46,973
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,191,380
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,568,332
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	42,882,047
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	18,306,293
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	8,545,434

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.850%	03/01/48		3,587	$3,144,427
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,237,842
Sr. Unsec’d. Notes	5.100	09/15/45		1,130	1,033,960
Sr. Unsec’d. Notes	5.150	03/15/34		51,734	50,920,090
Sr. Unsec’d. Notes	5.300	08/15/52		7,580	7,092,340
Sr. Unsec’d. Notes	6.300	04/15/40		1,930	2,031,362

					955,285,865

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		5,079	5,200,296
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,242,948
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,240,089
Gtd. Notes, 144A	5.375	08/01/28		500	485,970
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,273,293
Sinochem Offshore Capital Co. Ltd. (China),
Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,111,345

					27,553,941

Real Estate Investment Trusts (REITs) 0.5%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		9,640	7,497,030
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,191,316
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,151,675
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		11,278	9,120,332
Gtd. Notes	9.750	06/15/25		901	901,001
Sr. Unsec’d. Notes	4.750	02/15/28		13,710	12,113,899
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25		2,555	2,551,353
Gtd. Notes	5.300	01/15/29		12,461	12,431,756
Gtd. Notes	5.375	04/15/26		6,722	6,724,644

See Notes to Financial Statements.

PGIM Total Return Bond Fund 235

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Healthpeak OP LLC,
Gtd. Notes	3.400%	02/01/25	537	$534,399
Gtd. Notes	3.500	07/15/29	1,490	1,401,707
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,696,823
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I(aa)	3.500	09/15/30	36,393	32,930,003
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.875	02/01/35	1,000	955,927
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	900	636,887
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32	19,830	16,890,620
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	12,359	10,516,941
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25	5,000	4,976,577
Gtd. Notes(aa)	3.850	04/01/27	31,660	30,959,112
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	25	23,177
Gtd. Notes, 144A	4.250	12/01/26	13,075	12,831,627
Gtd. Notes, 144A	4.625	06/15/25	2,190	2,179,193
Welltower OP LLC,
Gtd. Notes(aa)	2.700	02/15/27	1,605	1,545,019
Gtd. Notes	2.750	01/15/31	2,250	1,989,121
Gtd. Notes	4.000	06/01/25	6,960	6,923,622
Gtd. Notes	4.250	04/01/26	14,095	14,001,481
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	5,790	4,945,870
Sr. Unsec’d. Notes	5.375	06/30/34	9,697	9,701,642

				236,322,754

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	2,200	1,981,100
Sr. Sec’d. Notes, 144A	5.625	09/15/29	4,460	4,448,850
Sr. Sec’d. Notes, 144A(aa)	6.125	06/15/29	3,070	3,110,125
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	5.267	02/12/34	7,193	7,087,205

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

AutoZone, Inc.,
Sr. Unsec’d. Notes	3.250%	04/15/25		18,000	$17,854,432
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		9,375	9,978,834
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		44,872	49,007,415
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31		3,175	3,796,323
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	76,994,565
Sr. Sec’d. Notes, 144A	12.000	11/30/28		24,300	26,942,625
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,525	6,093,346
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		9,325	8,014,334
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27		300	300,039
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	6.750	03/01/32		3,170	3,212,240

					218,821,433

Semiconductors 0.5%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	32,236,884
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	22,086,866
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	149,298,242
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54		3,835	3,552,586
Sr. Unsec’d. Notes	5.700	02/10/53		5,505	5,135,511
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		7,190	6,902,975
Gtd. Notes	3.400	05/01/30		9,130	8,394,944

					227,608,008

Software 0.4%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		78,385	79,902,490

See Notes to Financial Statements.

PGIM Total Return Bond Fund 237

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp.,
Sr. Unsec’d. Notes(aa)	2.950%	05/15/25	42,350	$41,883,277
Sr. Unsec’d. Notes	2.950	04/01/30	925	839,442
Sr. Unsec’d. Notes	3.600	04/01/50	1,420	1,023,341
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	15,370,288
Sr. Unsec’d. Notes	3.850	04/01/60	10,025	7,108,475
Sr. Unsec’d. Notes	3.950	03/25/51	11,600	8,841,632
Sr. Unsec’d. Notes(aa)	4.650	05/06/30	27,695	27,463,929
Sr. Unsec’d. Notes	5.550	02/06/53	6,220	6,075,662

				188,508,536

Telecommunications 2.0%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	730	613,258
Sr. Sec’d. Notes, 144A	5.750	08/15/29	17,439	14,243,478
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,117,426
Sr. Unsec’d. Notes	2.550	12/01/33	20,703	16,854,067
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	13,880,401
Sr. Unsec’d. Notes	3.650	09/15/59	51,611	35,396,897
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,490,395
Sr. Unsec’d. Notes	5.400	02/15/34	29,935	30,398,531
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $35; purchased 11/14/23)^(f)	0.000	12/31/30	353	26,356
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $2,078; purchased 11/14/23)^(f)	0.000	12/31/30	1	908
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $11; purchased 11/14/23)^(f)	0.000	12/31/30	112	759
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $65,091,343; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	70,059	70,496,697
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $21,889,690; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	33,365	30,893,683
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	8,614	8,413,562

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Frontier Communications Holdings LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	5.000%	05/01/28		7,560	$7,435,818
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	15,465,125
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,301,156
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	78,365,625
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28		10,925	9,084,287
Sec’d. Notes, 144A	4.000	04/15/31		4,100	3,101,855
Sec’d. Notes, 144A	4.500	04/01/30		5,475	4,391,182
Sec’d. Notes, 144A	4.875	06/15/29		4,190	3,583,548
Sr. Sec’d. Notes, 144A	10.500	04/15/29		21,986	24,507,577
Sr. Sec’d. Notes, 144A	10.500	05/15/30		20,214	22,144,166
Sr. Sec’d. Notes, 144A	10.750	12/15/30		1,815	2,033,712
Sr. Sec’d. Notes, 144A	11.000	11/15/29		64,391	72,664,474
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	61,057,977
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,390,334
Sr. Unsec’d. Notes	4.600	05/23/29		16,480	16,327,775
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	35,424,536
Sprint LLC,
Gtd. Notes	7.625	02/15/25		17,519	17,542,524
Gtd. Notes	7.625	03/01/26		6,532	6,703,254
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	31,418	24,307,164
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,551,888
Gtd. Notes	2.550	02/15/31		19,800	17,213,760
Gtd. Notes	2.625	02/15/29		14,375	13,115,613
Gtd. Notes	3.000	02/15/41		47,439	34,830,816
Gtd. Notes	3.300	02/15/51		9,414	6,473,962
Gtd. Notes	3.875	04/15/30		13,050	12,396,533
Gtd. Notes	4.375	04/15/40		13,276	11,738,220
Gtd. Notes	4.500	04/15/50		1,975	1,674,967
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		9,184	7,632,793
Sr. Unsec’d. Notes	1.750	01/20/31		6,149	5,099,721

See Notes to Financial Statements.

PGIM Total Return Bond Fund 239

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.650%	11/20/40		21,425	$14,975,952
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	91,818,378
Sr. Unsec’d. Notes	3.400	03/22/41		6,270	4,855,055
Sr. Unsec’d. Notes, 144A	4.780	02/15/35		43,995	42,381,270
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	5,908,054
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	8.250	10/01/31		4,690	4,748,282
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	15,900	18,164,915
Sr. Sec’d. Notes, 144A	8.625	07/15/29		7,075	7,472,969

					956,711,655

Transportation 0.3%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,534,974
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,093,223
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		60,350	64,101,788
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(aa)	3.570	01/21/32		7,820	7,065,839
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		4,126	4,105,853
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN(aa)	5.375	03/15/29		29,585	30,072,271
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	32,539,593
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.250	02/05/50		11,509	8,204,188

					151,717,729

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750%	05/24/26		5,000	$5,055,198
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	35,042,774

					40,097,972

TOTAL CORPORATE BONDS (cost $17,084,275,697)					16,004,722,234

FLOATING RATE AND OTHER LOANS 1.3%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28		14,955	14,166,125

Commercial Services 0.0%

Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.435(c)	08/12/28		3,104	3,103,811

Computers 0.1%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.100(c)	03/01/29		54,613	54,453,632

Education 0.0%

Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.750%^	10.775(c)	11/27/28	GBP	2,500	3,223,332
Acquisition/Capex Facility 1, SONIA + 5.750%^	10.762(c)	11/27/28	GBP	2,254	2,906,160
Facility B, SONIA + 5.750%^	10.450(c)	11/27/28	GBP	932	1,201,213
Term Loan, 6 Month EURIBOR + 5.500%^	9.235(c)	11/27/28	EUR	1,274	1,385,545
Term Loan, 6 Month EURIBOR + 5.500%^	9.268(c)	11/27/28	EUR	576	626,996

					9,343,246

Holding Companies-Diversified 0.0%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	9.085(c)	12/19/30		10,000	9,983,750

See Notes to Financial Statements.

PGIM Total Return Bond Fund 241

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Housewares 0.0%

SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.000%	8.800%(c)	10/06/28		324	$265,818

Insurance 0.0%

Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.035(c)	08/21/28		3,377	3,355,677
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.935(c)	09/19/30		10,615	10,477,886

					13,833,563

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	35,146	45,318,888

Media 0.1%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.304(c)	01/18/28		17,070	16,664,791
Diamond Sports Group LLC, Dip Term Loan	10.000	12/02/24		11,830	12,480,819
First Lien Term Loan, 1 Month SOFR + 10.100%	14.939(c)	05/25/26		1,394	1,193,895
Second Lien Term Loan	8.175	08/24/26		55,305	156,956

					30,496,461

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30		82,142	81,320,803
Tank Holding Corp.,
Term Loan, 3 Month SOFR + 6.000%	10.504(c)	03/31/28		28,230	27,664,994

					108,985,797

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Pharmaceuticals 0.1%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706%(c)	02/01/27		4,935	$4,819,852
Nidda Healthcare Holding GmbH (Germany),
Term F Loan (GBP), SONIA + 4.520%	9.494(c)	08/21/26	GBP	17,000	21,893,249

					26,713,101

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.196(c)	05/09/29		1,649	1,624,434
Term Loan, 1 Month SOFR + 2.364%	7.061(c)	04/23/26		6,430	6,365,501

					7,989,935

Retail 0.5%

CD&R Firefly Bidco Ltd. (United Kingdom),
Facility B6 Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	35,950	46,320,961
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	12.471(c)	07/27/29	GBP	11,975	11,569,848
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.146(c)	04/30/27	EUR	127,012	133,235,968
Term Loan B Tranche C, 1 Month EURIBOR + 5.500%	8.646(c)	02/07/28	EUR	19,572	21,289,098
WSH Services Holdings Ltd. (United Kingdom),
Term Facility B2, SONIA + 5.500%	10.453(c)	05/16/31	GBP	10,550	13,610,499

					226,026,374

Telecommunications 0.2%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27		38,735	38,565,716
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29		2,755	2,813,171
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30		2,776	2,830,044

See Notes to Financial Statements.

PGIM Total Return Bond Fund 243

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	7.886%(c)	07/17/29	EUR	20,675	$22,587,621

					66,796,552

TOTAL FLOATING RATE AND OTHER LOANS (cost $645,027,369)					617,477,053

MUNICIPAL BONDS 0.4%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	13,762,934
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	608,100
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,410	4,734,267
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,106,071
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	970,532
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	332,748
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	1,931,916
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	1,886,798
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	4,293,143
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	2,038,602

					35,665,111

Colorado 0.0%

Colorado Bridge Enterprise,
Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40		1,000	1,056,518
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50		3,320	3,510,719

					4,567,237

District of Columbia 0.0%

District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114		15,765	14,320,941

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 0.1%

Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184%	01/01/34	5,000	$5,284,863
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	17,925	17,821,291

				23,106,154

Michigan 0.0%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,366,704
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,386,759

				20,753,463

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,268,451
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,160,453
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,368,354

				34,797,258

New York 0.1%

Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	759,203
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	951,095
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,100,000
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs	5.770	03/15/39	16,805	17,191,441
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,300,455
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	8,148,069
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,367,273

				33,817,536

See Notes to Financial Statements.

PGIM Total Return Bond Fund 245

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	7,815	$7,027,691
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	279,733

				7,307,424

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	431,556
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,376,311
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds	3.555	09/15/2119	20,900	13,872,483

				19,680,350

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,056,992
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,130,818
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,459,911
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510	13,590,405

				22,238,126

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,383,151

TOTAL MUNICIPAL BONDS (cost $267,301,193)				222,636,751

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.8%
Banc of America Funding Trust,
Series 2005-D, Class A1	5.599(cc)	05/25/35	16	14,688
Series 2006-I, Class 4A1	4.559(cc)	10/20/46	21	17,277
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	6.340(cc)	06/25/34	104	99,108

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.855%(c)	07/01/26	29,232		$29,258,657
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.375(cc)	02/25/33	—(r	)	125
Series 2005-04, Class 3A1	5.625(cc)	08/25/35	59		54,774
Series 2007-03, Class 1A1	4.297(cc)	05/25/47	106		94,046
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.536(cc)	05/25/35	38		35,740
Series 2005-04, Class 23A2	5.536(cc)	05/25/35	13		11,943
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.257(c)	09/25/31	6,669		6,680,592
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	15,695		13,877,836
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.636(cc)	02/19/34	3,781		3,741,267
Series 2005-29, Class A1	5.750	12/25/35	339		162,902
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.662(c)	02/20/36	6		4,878
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	35,990		35,147,972
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.989(cc)	09/25/47	2,621		2,405,835
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	109,670		102,202,555
Series 2024-RP02, Class A2, 144A	4.213(cc)	02/25/63	8,815		7,546,370
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	2,667		2,002,764
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963		654,102
Series 2024-RP02, Class B3, PO, 144A	11.851(s)	02/25/63	2,444		299,439
Series 2024-RP02, Class B4, PO, 144A	15.714(s)	02/25/63	4,445		366,887
Series 2024-RP02, Class M1, 144A	4.213(cc)	02/25/63	5,926		4,945,174
Series 2024-RP02, Class M2, 144A	4.136(cc)	02/25/63	4,518		3,612,523
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	211		180,079
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	141,362		174,384
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957(c)	10/25/41	3,600		3,695,498
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.407(c)	10/25/41	6,467		6,492,672
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.007(c)	12/25/41	2,652		2,718,300

See Notes to Financial Statements.

PGIM Total Return Bond Fund 247

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.757%(c)	12/25/41	2,400		$2,429,879
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.107(c)	03/25/42	14,390		15,814,786
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957(c)	03/25/42	6,300		6,543,370
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.957(c)	06/25/43	20,500		21,431,803
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.557(c)	07/25/43	5,610		5,801,974
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	10/25/43	3,590		3,685,401
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.557(c)	07/25/44	6,500		6,530,978
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	4.583(cc)	09/25/57	16,705		13,666,338
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	10/25/33	3,232		3,235,864
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.307(c)	04/25/34	40,750		41,451,104
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.857(c)	09/26/33	13,175		13,240,251
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.857(c)	11/25/41	12,930		12,994,307
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	5.472(c)	10/18/30	—(r	)	318
Series 2001-29, Class Z	6.500	07/25/31	9		8,735
Series 2012-132, Class KI, IO	3.000	12/25/32	4,036		318,396
Series 2013-57, Class MI, IO	3.000	06/25/28	626		18,989
Series 2014-05, Class AI, IO	4.500	04/25/43	1,656		249,777
Series 2015-51, Class CI, IO	4.000	07/25/45	2,891		477,600
Series 2016-30, Class CI, IO	3.000	05/25/36	1,979		158,619
Series 2016-74, Class GM	2.500	09/25/43	7,702		7,313,178
Series 2017-83, Class IO, IO	4.000	10/25/47	2,085		377,363
Series 2018-16, Class MB	3.500	07/25/46	2,101		2,057,397
Series 2018-24, Class BH	3.500	04/25/48	3,914		3,498,477
Series 2018-58, Class BI, IO	4.000	08/25/48	1,526		282,846
Series 2019-08, Class Z	3.500	03/25/49	2,779		2,368,925

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Fannie Mae REMIC, (cont’d.)
Series 2019-13, Class LZ	4.000%	04/25/49	11,263	$10,519,683

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.857(c)	12/25/50	400	432,435
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.507(c)	01/25/34	8,345	8,380,858
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.257(c)	10/25/41	20,695	21,305,246
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.357(c)	10/25/41	3,100	3,109,892
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.657(c)	11/25/41	6,495	6,547,804
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.207(c)	09/25/41	1,793	1,836,380
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.957(c)	09/25/41	51,600	52,018,342
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.607(c)	12/25/41	572	587,931
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.207(c)	12/25/41	37,280	37,629,686
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.707(c)	01/25/42	11,544	11,659,440
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	01/25/42	1,770	1,802,090
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.257(c)	02/25/42	13,835	14,147,394
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.757(c)	04/25/42	7,600	7,861,982
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.207(c)	05/25/42	800	833,000
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.461(c)	07/25/44	46	44,283
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	6.261(c)	02/25/45	5	5,078
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	9	8,778
Series 2241, Class PH	7.500	07/15/30	9	9,440
Series 3795, Class VZ	4.000	01/15/41	1,917	1,839,541

See Notes to Financial Statements.

PGIM Total Return Bond Fund 249

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Freddie Mac REMIC, (cont’d.)
Series 3889, Class DZ	4.000%	01/15/41	1,986	$1,905,543
Series 4135, Class AI, IO	3.500	11/15/42	5,879	770,285
Series 4372, Class GI, IO	4.500	08/15/44	3,320	507,467
Series 4468, Class IO, IO	4.500	05/15/45	3,887	552,718
Series 4500, Class ZX	4.000	07/15/45	1,896	1,806,520
Series 4735, Class IM, IO	4.000	12/15/47	5,999	1,123,655
Series 4736, Class IP, IO	4.000	08/15/47	1,535	274,069
Series 4751, Class PI, IO	4.000	11/15/47	1,077	192,576
Series 4795, Class WQ	4.000	07/15/46	584	574,979
Series 4801, Class ZD	4.000	06/15/48	5,168	4,793,123
Series 4802, Class EZ	4.000	06/15/48	3,803	3,548,926
Series 4831, Class BA	3.500	10/15/44	533	528,226
Series 4870, Class K	4.000	04/15/49	15,657	14,593,455
Series 4903, Class ED	2.750	09/15/48	3,699	3,302,734
Series 4903, Class IP, IO	4.500	07/25/49	7,225	1,647,886
Series 4939, Class KT	3.000	07/15/48	14,005	12,241,862
Series 4946, Class KB	3.000	12/15/48	6,462	5,722,324
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	1,576	159,143
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	1,051	962,412
Series 2015-064, Class IA, IO	4.000	05/20/45	7,479	1,365,397
Series 2015-165, Class IB, IO	3.500	11/20/42	2,725	262,668
Series 2016-001, Class ZP	3.000	01/20/46	7,305	5,786,361
Series 2016-069, Class B	3.000	05/20/46	10,726	9,396,068
Series 2016-161, Class PI, IO	3.500	06/20/46	16,306	2,561,602
Series 2017-134, Class ZK	3.000	08/20/47	6,501	5,007,243
Series 2018-05, Class IB, IO	4.000	01/20/48	8,841	1,718,217
Series 2018-21, Class IH, IO	4.500	02/20/48	2,872	559,277
Series 2018-59, Class PZ	3.000	09/20/46	6,807	6,128,159
Series 2019-159, Class IJ, IO	3.500	12/20/49	9,336	1,654,990
Series 2023-69, Class CS, IO, 30 Day Average SOFR x (1) + 5.440% (Cap 5.440%, Floor 0.000%)	0.550(c)	05/20/53	50,012	1,273,325
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.355(c)	01/25/55	63,600	63,619,907
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.657(c)	01/25/34	27,123	27,419,697

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	5.372%(c)	04/25/35		474	$450,397
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	6.622(cc)	01/25/32		1	954
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	5.212(c)	07/25/37		1,725	1,592,335
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	4.701(cc)	03/25/36		64	44,421
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		28,250	28,292,864
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 0.000% (Cap N/A, Floor 0.000%)	3.062(c)	05/26/66	EUR	56,800	61,434,872
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.602(c)	01/25/48		8,116	7,949,037
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.907(c)	10/25/33		624	624,466
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.757(c)	04/25/34		44,200	44,921,017
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.357(c)	05/25/33		112,828	113,935,927
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.206(c)	03/29/27		87,764	88,380,398
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957(c)	09/27/28		77,304	77,343,559
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	5.252(c)	02/25/34		3	3,016
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500	05/25/54		18,659	17,820,482
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.557(c)	11/25/31		36,466	37,320,261
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	07/25/33		7,394	7,473,986

See Notes to Financial Statements.

PGIM Total Return Bond Fund 251

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846%	08/25/44		24,182		$24,186,634
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		31,222		30,805,474
Series 2024-CES08, Class A1A	5.490	11/25/44		47,900		47,625,725
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31		4		4,042
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32		4		3,803
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	7.288(cc)	02/25/34		30		28,971
Series 2004-18, Class 3A1	5.709(cc)	12/25/34		3,515		3,212,777
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	5.534(c)	09/19/32		2		2,160
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41		2,123		1,963,472
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095	02/25/69		8,873		8,924,572
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	5.692(c)	06/25/44		531		500,149
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	5.952(c)	07/25/44		767		729,851
Series 2005-AR05, Class A6	5.776(cc)	05/25/35		329		322,559
Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
Series 2003-AR01, Class 2A	4.944(cc)	02/25/33		—(r	)	123

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,364,707,575)						1,358,893,463

SOVEREIGN BONDS 3.0%
Albania Government International Bond (Albania),
Sec’d. Notes, Series PAR	2.708(s)	08/31/25		91,274		87,152,086
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629		331,240
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		66,156		66,093,979

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750%	01/20/26	EUR	30,000	$32,112,420
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000	5,931,000
Sr. Unsec’d. Notes	8.375	02/15/27		900	947,709
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,708,720
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930	50,891,400
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493	10,542,737
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		10,000	10,110,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	27,300	25,167,000
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,206,300
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,495,217
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900	232,029,638
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	70,800	84,840,271
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	22,462	23,089,223
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	19,000,317
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	16,023,346
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	312,700
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	60,403,387
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,728,437
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,107,031
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	32,285,099
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	19,150	19,684,740
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	35,352	36,146,890
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	40,169,928
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,252,500
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	5,114,125
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30		21,630	18,403,172
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	22,210,645

See Notes to Financial Statements.

PGIM Total Return Bond Fund 253

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295%	07/22/26		474	$491,412
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		82	84,318
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	103,883
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	38,201,101
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	19	20,757
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		184,670	168,878,111
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		700	491,747
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		54,022	55,271,659
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	646,939
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,961,119
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	41,500	46,405,590
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,847,599
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	31,633	30,935,658
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,375,408
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,204,187
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	102,717	109,949,713
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	9,769,773
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	16,252	14,109,344
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	33,806	36,186,415
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		20,207	20,207,000
Sr. Unsec’d. Notes, 144A(aa)	6.250	05/26/28		8,350	8,597,891

TOTAL SOVEREIGN BONDS (cost $1,538,899,363)					1,499,230,881

U.S. GOVERNMENT AGENCY OBLIGATIONS 19.3%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	190,279
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	185,525
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617	2,866,537
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,758,522
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880	2,255,255
Federal Home Loan Bank	3.200	11/29/32		22,500	20,058,867
Federal Home Loan Bank	4.250	11/02/38		4,340	3,947,603

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.,
MTN	2.054%(s)	11/15/38	5,520	$2,761,415
MTN	2.662(s)	12/17/29	893	717,377

Federal Home Loan Mortgage Corp.	1.500	12/01/50	3,517	2,661,149
Federal Home Loan Mortgage Corp.	1.500	02/01/51	7,447	5,629,150
Federal Home Loan Mortgage Corp.	1.500	04/01/51	17,956	13,570,334
Federal Home Loan Mortgage Corp.	1.500	05/01/51	47,713	36,074,190
Federal Home Loan Mortgage Corp.	1.500	06/01/51	7,836	5,917,963
Federal Home Loan Mortgage Corp.	2.000	10/01/50	2,281	1,824,498
Federal Home Loan Mortgage Corp.	2.000	11/01/50	9,191	7,349,212
Federal Home Loan Mortgage Corp.	2.000	12/01/50	39,459	31,539,784
Federal Home Loan Mortgage Corp.	2.000	02/01/51	2,137	1,710,283
Federal Home Loan Mortgage Corp.	2.000	03/01/51	31,477	25,129,791
Federal Home Loan Mortgage Corp.	2.000	04/01/51	33,273	26,549,058
Federal Home Loan Mortgage Corp.	2.000	05/01/51	352,893	281,463,490
Federal Home Loan Mortgage Corp.	2.000	08/01/51	19,917	15,870,355
Federal Home Loan Mortgage Corp.	2.500	11/01/49	5,053	4,256,256
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,252	1,885,351
Federal Home Loan Mortgage Corp.	2.500	08/01/50	12,079	10,104,215
Federal Home Loan Mortgage Corp.	2.500	09/01/50	6,167	5,158,764
Federal Home Loan Mortgage Corp.	2.500	09/01/50	6,534	5,465,914
Federal Home Loan Mortgage Corp.	2.500	10/01/50	12,012	10,048,313
Federal Home Loan Mortgage Corp.	2.500	10/01/50	23,173	19,300,463
Federal Home Loan Mortgage Corp.	2.500	12/01/50	55,984	46,828,099
Federal Home Loan Mortgage Corp.	2.500	01/01/51	27,265	22,808,153
Federal Home Loan Mortgage Corp.	2.500	02/01/51	2,240	1,869,589
Federal Home Loan Mortgage Corp.	2.500	02/01/51	42,596	35,629,509
Federal Home Loan Mortgage Corp.	2.500	03/01/51	133,253	110,811,260
Federal Home Loan Mortgage Corp.	2.500	04/01/51	8,065	6,721,959
Federal Home Loan Mortgage Corp.	2.500	05/01/51	6,045	5,066,564
Federal Home Loan Mortgage Corp.	2.500	05/01/51	113,631	94,441,836
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,122	938,139
Federal Home Loan Mortgage Corp.	2.500	07/01/51	42,010	35,011,609
Federal Home Loan Mortgage Corp.	2.500	07/01/51	106,268	88,113,425
Federal Home Loan Mortgage Corp.	2.500	07/01/51	111,127	92,867,409
Federal Home Loan Mortgage Corp.	2.500	08/01/51	67,687	56,551,296
Federal Home Loan Mortgage Corp.	2.500	08/01/51	78,449	65,925,666
Federal Home Loan Mortgage Corp.	2.500	09/01/51	44,556	37,221,358
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,764	3,165,039
Federal Home Loan Mortgage Corp.	2.500	12/01/51	4,766	3,963,243
Federal Home Loan Mortgage Corp.	2.500	01/01/52	45,865	38,511,068
Federal Home Loan Mortgage Corp.	2.500	02/01/52	494	411,804

See Notes to Financial Statements.

PGIM Total Return Bond Fund 255

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	2.500%	02/01/52	16,783	$14,138,327
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,665	2,225,311
Federal Home Loan Mortgage Corp.	2.500	04/01/52	51,925	43,598,958
Federal Home Loan Mortgage Corp.	2.500	06/01/52	3,516	2,913,550
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,408	1,255,068
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,192	1,062,592
Federal Home Loan Mortgage Corp.	3.000	04/01/45	13,844	12,352,414
Federal Home Loan Mortgage Corp.	3.000	04/01/51	15,649	13,692,754
Federal Home Loan Mortgage Corp.	3.000	05/01/51	4,252	3,697,463
Federal Home Loan Mortgage Corp.	3.000	06/01/51	11,122	9,692,414
Federal Home Loan Mortgage Corp.	3.000	07/01/51	17,086	14,954,649
Federal Home Loan Mortgage Corp.	3.000	07/01/51	40,818	35,436,831
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,303	1,125,611
Federal Home Loan Mortgage Corp.	3.000	09/01/51	11,306	9,799,290
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,772	1,535,341
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,505	6,480,225
Federal Home Loan Mortgage Corp.	3.000	12/01/51	1,727	1,491,434
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,811	1,562,192
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,418	2,950,133
Federal Home Loan Mortgage Corp.	3.000	02/01/52	110,996	95,811,335
Federal Home Loan Mortgage Corp.	3.000	03/01/52	18,222	15,725,682
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,292	1,978,613
Federal Home Loan Mortgage Corp.	3.000	04/01/52	46,646	40,552,882
Federal Home Loan Mortgage Corp.	3.000	05/01/52	400	344,567
Federal Home Loan Mortgage Corp.	3.000	06/01/52	55,517	48,384,862
Federal Home Loan Mortgage Corp.	3.000	06/01/52	61,740	53,893,416
Federal Home Loan Mortgage Corp.	3.000	08/01/52	807	697,345
Federal Home Loan Mortgage Corp.	3.000	08/01/52	279,272	243,130,436
Federal Home Loan Mortgage Corp.	3.500	02/01/47	648	593,811
Federal Home Loan Mortgage Corp.	3.500	05/01/49	762	688,430
Federal Home Loan Mortgage Corp.	3.500	08/01/49	229	207,977
Federal Home Loan Mortgage Corp.	3.500	01/01/52	10,478	9,404,623
Federal Home Loan Mortgage Corp.	3.500	02/01/52	7,408	6,654,850
Federal Home Loan Mortgage Corp.	3.500	03/01/52	62,923	56,576,831
Federal Home Loan Mortgage Corp.	3.500	04/01/52	11,288	10,100,700
Federal Home Loan Mortgage Corp.	3.500	05/01/52	224,257	200,700,806
Federal Home Loan Mortgage Corp.	4.000	08/01/41	263	249,821
Federal Home Loan Mortgage Corp.	4.000	08/01/41	322	307,072
Federal Home Loan Mortgage Corp.	4.000	09/01/41	625	595,307
Federal Home Loan Mortgage Corp.	4.000	11/01/41	9,541	9,070,058
Federal Home Loan Mortgage Corp.	4.000	12/01/41	450	429,499
Federal Home Loan Mortgage Corp.	4.000	01/01/42	6,134	5,839,139

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	4.000%	01/01/42	10,165		$9,659,429
Federal Home Loan Mortgage Corp.	4.000	02/01/42	882		837,163
Federal Home Loan Mortgage Corp.	4.000	06/01/42	1,014		965,243
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,272		2,106,492
Federal Home Loan Mortgage Corp.	4.000	06/01/52	27,440		25,376,091
Federal Home Loan Mortgage Corp.	4.500	09/01/39	256		250,696
Federal Home Loan Mortgage Corp.	4.500	03/01/47	5,566		5,429,136
Federal Home Loan Mortgage Corp.	4.500	11/01/48	3,228		3,112,415
Federal Home Loan Mortgage Corp.	5.000	01/01/39	29		29,459
Federal Home Loan Mortgage Corp.	5.000	02/01/42	8,236		8,269,219
Federal Home Loan Mortgage Corp.	5.000	07/01/50	6,176		6,095,842
Federal Home Loan Mortgage Corp.	5.000	08/01/50	20,724		20,465,401
Federal Home Loan Mortgage Corp.	5.000	07/01/52	9,912		9,652,646
Federal Home Loan Mortgage Corp.	5.000	08/01/52	23,789		23,150,392
Federal Home Loan Mortgage Corp.	5.000	09/01/52	4,295		4,181,438
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r	)	393
Federal Home Loan Mortgage Corp.	5.500	10/01/33	151		153,381
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2		1,794
Federal Home Loan Mortgage Corp.(k)	5.500	11/01/52	338,032		334,909,444
Federal Home Loan Mortgage Corp.	5.500	12/01/52	27,807		27,613,570
Federal Home Loan Mortgage Corp.	5.500	01/01/53	41,763		41,405,651
Federal Home Loan Mortgage Corp.	5.500	10/01/54	69,575		68,928,947
Federal Home Loan Mortgage Corp.	6.000	10/01/32	5		4,953
Federal Home Loan Mortgage Corp.	6.000	12/01/32	3		3,594
Federal Home Loan Mortgage Corp.	6.000	02/01/33	3		3,327
Federal Home Loan Mortgage Corp.	6.000	11/01/33	14		13,976
Federal Home Loan Mortgage Corp.	6.000	01/01/34	18		18,201
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1		799
Federal Home Loan Mortgage Corp.	6.000	11/01/52	7,099		7,155,710
Federal Home Loan Mortgage Corp.	6.000	01/01/53	31,538		31,767,150
Federal Home Loan Mortgage Corp.	6.000	03/01/53	30,571		30,769,988
Federal Home Loan Mortgage Corp.	6.000	04/01/53	29,669		29,862,066
Federal Home Loan Mortgage Corp.	6.000	09/01/54	94,307		94,921,275
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297		28,497,765
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r	)	371
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		780
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		1,295
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		1,368
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		1,901
Federal Home Loan Mortgage Corp.	6.500	09/01/32	10		9,783
Federal Home Loan Mortgage Corp.	6.500	11/01/33	17		17,774
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678		54,042,824

See Notes to Financial Statements.

PGIM Total Return Bond Fund 257

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	7.000%	09/01/32	20		$20,885
Federal Home Loan Mortgage Corp.	7.000	01/01/53	778		808,252
Federal Home Loan Mortgage Corp.	7.000	05/01/53	1,002		1,040,763
Federal Home Loan Mortgage Corp.	7.000	06/01/53	890		925,313
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.547%, Floor 4.404%)	4.523(c)	01/01/28	—(r	)	491
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.497%, Floor 3.049%)	4.611(c)	05/01/36	3		2,931
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.907%, Floor 3.132%)	4.625(c)	05/01/36	1		876
Federal National Mortgage Assoc.	1.265(s)	11/15/30	5,420		4,127,248
Federal National Mortgage Assoc.	1.500	10/01/50	4,131		3,119,762
Federal National Mortgage Assoc.	1.500	12/01/50	62,838		47,519,661
Federal National Mortgage Assoc.	1.500	01/01/51	23,090		17,464,987
Federal National Mortgage Assoc.	1.500	03/01/51	30,753		23,245,891
Federal National Mortgage Assoc.	1.500	03/01/51	66,562		50,272,944
Federal National Mortgage Assoc.	1.500	04/01/51	69,106		52,328,267
Federal National Mortgage Assoc.	1.500	05/01/51	1,068		808,919
Federal National Mortgage Assoc.	1.500	06/01/51	107,387		81,191,578
Federal National Mortgage Assoc.	1.500	07/01/51	6,000		4,533,213
Federal National Mortgage Assoc.	1.500	09/01/51	5,574		4,210,696
Federal National Mortgage Assoc.	2.000	06/01/50	91,104		72,938,578
Federal National Mortgage Assoc.	2.000	11/01/50	56,142		44,912,690
Federal National Mortgage Assoc.	2.000	12/01/50	9,626		7,698,777
Federal National Mortgage Assoc.	2.000	01/01/51	13,768		11,007,834
Federal National Mortgage Assoc.	2.000	02/01/51	18,889		15,093,273
Federal National Mortgage Assoc.	2.000	03/01/51	11,167		8,872,516
Federal National Mortgage Assoc.	2.000	04/01/51	110,061		87,827,401
Federal National Mortgage Assoc.	2.000	05/01/51	78,329		62,288,484
Federal National Mortgage Assoc.	2.000	06/01/51	8,486		6,769,066
Federal National Mortgage Assoc.	2.000	07/01/51	11,938		9,511,454
Federal National Mortgage Assoc.	2.000	08/01/51	13,137		10,448,417
Federal National Mortgage Assoc.	2.000	10/01/51	61,946		49,336,124
Federal National Mortgage Assoc.	2.000	11/01/51	56,512		44,987,643
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794		593,047
Federal National Mortgage Assoc.	2.500	05/01/50	11,840		9,894,638
Federal National Mortgage Assoc.	2.500	06/01/50	106,139		88,888,650
Federal National Mortgage Assoc.	2.500	07/01/50	5,257		4,402,930

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	08/01/50	61,789	$51,633,351
Federal National Mortgage Assoc.	2.500	09/01/50	4,004	3,349,220
Federal National Mortgage Assoc.	2.500	10/01/50	4,700	3,908,710
Federal National Mortgage Assoc.	2.500	11/01/50	35,331	29,555,477
Federal National Mortgage Assoc.	2.500	01/01/51	5,383	4,491,001
Federal National Mortgage Assoc.	2.500	01/01/51	89,352	74,744,939
Federal National Mortgage Assoc.	2.500	02/01/51	126,359	105,589,613
Federal National Mortgage Assoc.	2.500	03/01/51	26,282	21,853,043
Federal National Mortgage Assoc.	2.500	04/01/51	115,390	96,274,393
Federal National Mortgage Assoc.	2.500	05/01/51	5,818	4,846,944
Federal National Mortgage Assoc.	2.500	05/01/51	61,793	51,500,705
Federal National Mortgage Assoc.	2.500	06/01/51	6,825	5,742,009
Federal National Mortgage Assoc.	2.500	06/01/51	12,973	10,825,035
Federal National Mortgage Assoc.	2.500	07/01/51	68,993	57,393,054
Federal National Mortgage Assoc.	2.500	10/01/51	10,249	8,562,079
Federal National Mortgage Assoc.	2.500	10/01/51	22,520	18,726,674
Federal National Mortgage Assoc.	2.500	11/01/51	5,468	4,574,380
Federal National Mortgage Assoc.	2.500	12/01/51	2,418	2,020,754
Federal National Mortgage Assoc.	2.500	02/01/52	7,196	6,062,996
Federal National Mortgage Assoc.	2.500	03/01/52	3,727	3,110,107
Federal National Mortgage Assoc.	2.500	03/01/52	63,674	53,463,186
Federal National Mortgage Assoc.	2.500	09/01/52	885	737,930
Federal National Mortgage Assoc.	3.000	10/01/44	2,949	2,628,603
Federal National Mortgage Assoc.	3.000	10/01/44	40,249	35,871,476
Federal National Mortgage Assoc.	3.000	03/01/45	3,023	2,694,320
Federal National Mortgage Assoc.	3.000	06/01/45	2,080	1,854,086
Federal National Mortgage Assoc.	3.000	04/01/48	7,672	6,837,705
Federal National Mortgage Assoc.	3.000	09/01/50	30,414	26,587,096
Federal National Mortgage Assoc.	3.000	04/01/51	704	613,474
Federal National Mortgage Assoc.	3.000	05/01/51	29,472	25,651,351
Federal National Mortgage Assoc.	3.000	06/01/51	3,587	3,114,464
Federal National Mortgage Assoc.	3.000	07/01/51	117,915	102,515,550
Federal National Mortgage Assoc.	3.000	08/01/51	9,184	7,966,869
Federal National Mortgage Assoc.	3.000	10/01/51	1,376	1,191,188
Federal National Mortgage Assoc.	3.000	10/01/51	5,338	4,601,105
Federal National Mortgage Assoc.	3.000	11/01/51	733	637,122
Federal National Mortgage Assoc.	3.000	11/01/51	777	672,324
Federal National Mortgage Assoc.	3.000	11/01/51	2,654	2,300,970
Federal National Mortgage Assoc.	3.000	12/01/51	318	274,852
Federal National Mortgage Assoc.	3.000	12/01/51	4,668	4,050,929
Federal National Mortgage Assoc.	3.000	01/01/52	419	361,956
Federal National Mortgage Assoc.	3.000	01/01/52	7,815	6,750,920

See Notes to Financial Statements.

PGIM Total Return Bond Fund 259

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	01/01/52	147,475	$127,894,329
Federal National Mortgage Assoc.	3.000	02/01/52	657	566,966
Federal National Mortgage Assoc.	3.000	02/01/52	130,191	112,942,709
Federal National Mortgage Assoc.	3.000	02/01/52	182,005	157,120,084
Federal National Mortgage Assoc.(k)(kk)	3.000	03/01/52	386,409	333,506,929
Federal National Mortgage Assoc.	3.000	04/01/52	26,915	23,224,757
Federal National Mortgage Assoc.	3.000	05/01/52	982	845,465
Federal National Mortgage Assoc.	3.000	07/01/52	1,462	1,267,267
Federal National Mortgage Assoc.	3.000	07/01/52	6,011	5,213,939
Federal National Mortgage Assoc.	3.500	TBA	144,000	128,733,970
Federal National Mortgage Assoc.	3.500	11/01/42	36,230	33,350,500
Federal National Mortgage Assoc.	3.500	12/01/42	3,859	3,552,660
Federal National Mortgage Assoc.	3.500	12/01/46	3,545	3,254,812
Federal National Mortgage Assoc.	3.500	07/01/47	12,320	11,317,812
Federal National Mortgage Assoc.	3.500	05/01/49	2,115	1,908,738
Federal National Mortgage Assoc.	3.500	07/01/49	490	444,106
Federal National Mortgage Assoc.	3.500	07/01/49	968	877,415
Federal National Mortgage Assoc.	3.500	08/01/49	938	848,327
Federal National Mortgage Assoc.	3.500	09/01/49	7,883	7,148,029
Federal National Mortgage Assoc.	3.500	09/01/49	9,313	8,444,972
Federal National Mortgage Assoc.	3.500	10/01/49	4,769	4,324,151
Federal National Mortgage Assoc.	3.500	11/01/49	2,052	1,852,391
Federal National Mortgage Assoc.	3.500	01/01/50	11,958	10,842,855
Federal National Mortgage Assoc.	3.500	01/01/50	17,136	15,720,204
Federal National Mortgage Assoc.	3.500	02/01/50	41	36,988
Federal National Mortgage Assoc.	3.500	03/01/50	2,004	1,817,233
Federal National Mortgage Assoc.	3.500	03/01/50	7,230	6,545,412
Federal National Mortgage Assoc.	3.500	04/01/50	4,610	4,171,450
Federal National Mortgage Assoc.	3.500	06/01/50	2,334	2,113,134
Federal National Mortgage Assoc.	3.500	09/01/50	381	342,048
Federal National Mortgage Assoc.	3.500	12/01/51	1,665	1,490,878
Federal National Mortgage Assoc.	3.500	01/01/52	17,161	15,439,148
Federal National Mortgage Assoc.	3.500	03/01/52	19,272	17,296,267
Federal National Mortgage Assoc.	3.500	03/01/52	28,547	25,684,900
Federal National Mortgage Assoc.	3.500	04/01/52	97,133	86,918,432
Federal National Mortgage Assoc.	3.500	05/01/52	154,370	138,128,466
Federal National Mortgage Assoc.	3.500	06/01/52	63,302	56,888,045
Federal National Mortgage Assoc.	4.000	TBA	213,500	197,246,358
Federal National Mortgage Assoc.	4.000	12/01/40	109	103,361
Federal National Mortgage Assoc.	4.000	12/01/40	234	222,806
Federal National Mortgage Assoc.	4.000	01/01/41	2,732	2,603,285
Federal National Mortgage Assoc.	4.000	02/01/41	365	348,252

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	02/01/41	1,987	$1,893,264
Federal National Mortgage Assoc.	4.000	11/01/41	1,453	1,384,791
Federal National Mortgage Assoc.	4.000	11/01/41	4,365	4,155,269
Federal National Mortgage Assoc.	4.000	01/01/42	1,804	1,714,452
Federal National Mortgage Assoc.	4.000	01/01/42	11,289	10,735,605
Federal National Mortgage Assoc.	4.000	02/01/42	22,627	21,529,083
Federal National Mortgage Assoc.	4.000	04/01/42	5,853	5,578,434
Federal National Mortgage Assoc.	4.000	06/01/42	8,925	8,464,836
Federal National Mortgage Assoc.	4.000	03/01/48	23,970	22,717,733
Federal National Mortgage Assoc.	4.000	04/01/52	33,364	30,836,245
Federal National Mortgage Assoc.	4.000	05/01/52	40,371	37,370,560
Federal National Mortgage Assoc.	4.000	06/01/52	204,738	189,398,986
Federal National Mortgage Assoc.	4.500	TBA	208,500	197,930,118
Federal National Mortgage Assoc.	4.500	01/01/25	1	606
Federal National Mortgage Assoc.	4.500	02/01/33	2	2,024
Federal National Mortgage Assoc.	4.500	08/01/33	2	2,002
Federal National Mortgage Assoc.	4.500	08/01/40	3,496	3,419,755
Federal National Mortgage Assoc.	4.500	07/01/41	2,365	2,313,241
Federal National Mortgage Assoc.	4.500	11/01/42	11,886	11,625,139
Federal National Mortgage Assoc.	4.500	10/01/44	11,797	11,437,912
Federal National Mortgage Assoc.	4.500	01/01/45	12,234	11,859,860
Federal National Mortgage Assoc.	4.500	09/01/46	4,871	4,727,167
Federal National Mortgage Assoc.	4.500	04/01/48	16,019	15,576,939
Federal National Mortgage Assoc.	4.500	07/01/48	3,700	3,567,484
Federal National Mortgage Assoc.	4.500	05/01/49	14,561	13,997,969
Federal National Mortgage Assoc.	4.500	09/01/49	31,729	30,584,083
Federal National Mortgage Assoc.	4.500	01/01/50	15,458	15,118,955
Federal National Mortgage Assoc.	4.500	01/01/50	19,821	19,314,620
Federal National Mortgage Assoc.	4.500	01/01/50	25,778	25,212,928
Federal National Mortgage Assoc.	4.500	03/01/50	13,191	12,901,440
Federal National Mortgage Assoc.	4.500	12/01/50	56,277	54,555,350
Federal National Mortgage Assoc.	4.500	06/01/52	63,968	60,750,731
Federal National Mortgage Assoc.	4.500	07/01/52	8,415	7,997,788
Federal National Mortgage Assoc.	5.000	TBA	105,000	102,021,222
Federal National Mortgage Assoc.	5.000	03/01/34	242	241,987
Federal National Mortgage Assoc.	5.000	07/01/39	1,640	1,644,646
Federal National Mortgage Assoc.	5.000	07/01/40	440	441,428
Federal National Mortgage Assoc.	5.000	09/01/44	36,594	36,651,635
Federal National Mortgage Assoc.	5.000	08/01/50	7,246	7,160,533
Federal National Mortgage Assoc.	5.000	10/01/50	17,059	16,843,228
Federal National Mortgage Assoc.	5.000	07/01/52	19,537	19,006,832
Federal National Mortgage Assoc.	5.000	08/01/52	55,518	54,064,521

See Notes to Financial Statements.

PGIM Total Return Bond Fund 261

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	09/01/52		4,904		$4,774,596
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098		8,013,015
Federal National Mortgage Assoc.	5.500	07/01/33		10		10,425
Federal National Mortgage Assoc.	5.500	08/01/33		—(r	)	124
Federal National Mortgage Assoc.	5.500	10/01/33		21		20,678
Federal National Mortgage Assoc.	5.500	11/01/33		4		3,552
Federal National Mortgage Assoc.	5.500	04/01/34		2		1,656
Federal National Mortgage Assoc.	5.500	04/01/34		9		8,824
Federal National Mortgage Assoc.	5.500	04/01/34		52		52,084
Federal National Mortgage Assoc.	5.500	05/01/34		2		1,974
Federal National Mortgage Assoc.	5.500	05/01/34		14		14,138
Federal National Mortgage Assoc.	5.500	03/01/35		415		419,266
Federal National Mortgage Assoc.	5.500	11/01/52		29,972		29,841,563
Federal National Mortgage Assoc.	5.500	12/01/52		10,376		10,302,660
Federal National Mortgage Assoc.	5.500	01/01/53		52,554		52,084,026
Federal National Mortgage Assoc.	5.500	04/01/53		15,365		15,228,267
Federal National Mortgage Assoc.	6.000	09/01/32		—(r	)	51
Federal National Mortgage Assoc.	6.000	11/01/32		1		1,538
Federal National Mortgage Assoc.	6.000	03/01/33		1		849
Federal National Mortgage Assoc.	6.000	10/01/33		2		1,979
Federal National Mortgage Assoc.	6.000	11/01/33		45		45,919
Federal National Mortgage Assoc.	6.000	02/01/34		54		56,013
Federal National Mortgage Assoc.	6.000	11/01/34		13		13,610
Federal National Mortgage Assoc.	6.000	11/01/34		18		18,464
Federal National Mortgage Assoc.	6.000	04/01/36		1		993
Federal National Mortgage Assoc.	6.000	04/01/36		1		1,543
Federal National Mortgage Assoc.	6.000	04/01/36		4		4,127
Federal National Mortgage Assoc.	6.000	06/01/37		4		4,551
Federal National Mortgage Assoc.	6.000	11/01/52		34,100		34,336,212
Federal National Mortgage Assoc.	6.000	11/01/52		53,665		54,101,983
Federal National Mortgage Assoc.	6.000	12/01/52		39,547		39,860,531
Federal National Mortgage Assoc.	6.000	01/01/53		1,605		1,616,550
Federal National Mortgage Assoc.	6.000	01/01/53		8,457		8,560,169
Federal National Mortgage Assoc.	6.000	04/01/53		22,093		22,236,788
Federal National Mortgage Assoc.	6.000	09/01/53		37,789		38,522,923
Federal National Mortgage Assoc.	6.000	08/01/54		53,685		54,034,317
Federal National Mortgage Assoc.	6.000	09/01/54		72,414		72,885,804
Federal National Mortgage Assoc.	6.500	07/01/32		3		3,545
Federal National Mortgage Assoc.	6.500	08/01/32		5		4,795
Federal National Mortgage Assoc.	6.500	09/01/32		1		704
Federal National Mortgage Assoc.	6.500	09/01/32		16		16,603
Federal National Mortgage Assoc.	6.500	09/01/32		19		19,732

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	09/01/32	20	$20,739
Federal National Mortgage Assoc.	6.500	10/01/32	11	11,572
Federal National Mortgage Assoc.	6.500	04/01/33	16	16,117
Federal National Mortgage Assoc.	6.625	11/15/30	55,120	61,871,223
Federal National Mortgage Assoc.	7.000	05/01/32	6	5,795
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,436
Federal National Mortgage Assoc.	7.000	01/01/53	1,017	1,056,339
Federal National Mortgage Assoc.	7.000	02/01/53	822	854,462
Federal National Mortgage Assoc.	7.000	03/01/53	3,260	3,387,762
Federal National Mortgage Assoc.	7.000	06/01/53	845	877,888
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,244,480
Freddie Mac Coupon Strips	2.051(s)	01/15/32	4,643	3,277,071
Freddie Mac Coupon Strips	4.124(s)	07/15/32	8,525	5,849,828
Freddie Mac Coupon Strips	4.809(s)	07/15/31	504	370,287
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,670	1,247,052
Freddie Mac Strips	1.474(s)	03/15/31	10,264	7,703,606
Freddie Mac Strips	3.886(s)	07/15/32	4,621	3,269,552
Government National Mortgage Assoc.	2.000	10/20/50	101,470	82,883,826
Government National Mortgage Assoc.	2.000	12/20/50	149,719	122,296,178
Government National Mortgage Assoc.	2.000	01/20/51	18,739	15,302,717
Government National Mortgage Assoc.	2.500	01/20/51	37,391	31,749,397
Government National Mortgage Assoc.	2.500	03/20/51	82,564	70,089,152
Government National Mortgage Assoc.	2.500	04/20/51	101,242	85,898,345
Government National Mortgage Assoc.	2.500	09/20/51	79,140	67,088,688
Government National Mortgage Assoc.	3.000	01/15/45	55	48,902
Government National Mortgage Assoc.	3.000	03/15/45	12	10,475
Government National Mortgage Assoc.	3.000	03/15/45	117	103,940
Government National Mortgage Assoc.	3.000	09/20/51	9,146	8,028,899
Government National Mortgage Assoc.	3.500	10/15/40	74	68,962
Government National Mortgage Assoc.	3.500	12/20/47	3,418	3,120,985
Government National Mortgage Assoc.	3.500	11/20/51	2,732	2,469,643
Government National Mortgage Assoc.	3.500	12/20/51	207,231	187,697,384
Government National Mortgage Assoc.	3.500	01/20/52	10,315	9,333,609
Government National Mortgage Assoc.	4.000	TBA	101,000	94,032,579
Government National Mortgage Assoc.	4.000	11/20/48	300	281,216
Government National Mortgage Assoc.	4.000	07/20/52	5,171	4,815,292
Government National Mortgage Assoc.	4.000	08/20/52	2,010	1,871,987
Government National Mortgage Assoc.	4.500	02/20/41	810	793,767
Government National Mortgage Assoc.	4.500	07/20/52	49,247	47,102,967
Government National Mortgage Assoc.	4.500	08/20/52	167,481	160,163,915
Government National Mortgage Assoc.	5.000	08/20/39	247	247,719
Government National Mortgage Assoc.	5.000	09/20/52	79,511	77,807,631

See Notes to Financial Statements.

PGIM Total Return Bond Fund 263

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.500%	10/20/52	26,138		$26,091,027
Government National Mortgage Assoc.	5.500	11/20/52	71,256		71,113,378
Government National Mortgage Assoc.	6.000	TBA	43,000		43,248,760
Government National Mortgage Assoc.	6.000	01/15/33	10		9,823
Government National Mortgage Assoc.	6.000	03/15/33	2		2,428
Government National Mortgage Assoc.	6.000	05/15/33	4		3,789
Government National Mortgage Assoc.	6.000	06/15/33	2		2,226
Government National Mortgage Assoc.	6.000	12/15/33	11		11,348
Government National Mortgage Assoc.	6.000	12/20/52	30,125		30,482,810
Government National Mortgage Assoc.	6.000	01/20/53	11,526		11,689,595
Government National Mortgage Assoc.	6.000	02/20/53	42,618		43,099,155
Government National Mortgage Assoc.	6.000	06/20/53	6,782		6,857,719
Government National Mortgage Assoc.	6.500	TBA	100,000		101,592,816
Government National Mortgage Assoc.	6.500	09/15/32	16		16,848
Government National Mortgage Assoc.	6.500	09/15/32	27		27,825
Government National Mortgage Assoc.	6.500	11/15/33	16		16,291
Government National Mortgage Assoc.	6.500	11/15/33	44		46,117
Government National Mortgage Assoc.	6.500	07/15/38	—(r	)	437
Government National Mortgage Assoc.	7.000	09/20/53	3,119		3,191,280
Government National Mortgage Assoc.	7.000	10/20/53	3,557		3,644,811
Government National Mortgage Assoc.	8.000	08/20/31	—(r	)	124
Government National Mortgage Assoc.	8.500	06/15/30	—(r	)	105
Government National Mortgage Assoc.	8.500	08/20/30	1		680
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	9,558		10,019,268
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429		512,293
Resolution Funding Corp. Interest Strips	2.449(s)	01/15/30	1,519		1,206,577
Resolution Funding Corp. Interest Strips	3.599(s)	04/15/30	18,610		14,488,890
Resolution Funding Corp. Principal Strips	3.375(s)	01/15/30	10,514		8,349,944
Resolution Funding Corp. Principal Strips	3.479(s)	04/15/30	1,510		1,187,188
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790		873,187
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560		4,431,667
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575		269,157
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878		1,637,108
Tennessee Valley Authority Principal Strips, Bonds	3.018(s)	05/01/30	6,423		4,925,068
Tennessee Valley Authority Principal Strips	3.874(s)	06/15/35	1,300		749,006
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,356		2,176,197
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,496		5,024,238
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600		18,236,470
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,387		1,333,247

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.370%	10/05/34	5,589	$5,216,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,564,510,548)				9,498,574,213

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Bonds	1.375	11/15/40	8,865	5,688,837
U.S. Treasury Bonds	1.375	08/15/50	750,000	387,773,438
U.S. Treasury Bonds(h)(kk)	1.625	11/15/50	1,280,820	707,853,178
U.S. Treasury Bonds	2.000	02/15/50	57,645	35,361,605
U.S. Treasury Bonds(k)	2.250	05/15/41	456,435	335,337,089
U.S. Treasury Bonds	2.250	08/15/49	130,705	85,203,322
U.S. Treasury Bonds	2.250	02/15/52	8,407	5,397,557
U.S. Treasury Bonds	2.375	02/15/42	80,244	59,117,259
U.S. Treasury Bonds	2.375	11/15/49	109,930	73,601,570
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	9,493,919
U.S. Treasury Bonds(k)(kk)	2.500	02/15/46	147,630	105,117,173
U.S. Treasury Bonds(k)	2.875	05/15/43	111,225	87,259,488
U.S. Treasury Bonds	2.875	08/15/45	505	387,193
U.S. Treasury Bonds	2.875	05/15/49	142,200	105,872,344
U.S. Treasury Bonds	3.000	02/15/49	403,355	307,684,236
U.S. Treasury Bonds	3.125	02/15/43	5,930	4,857,967
U.S. Treasury Bonds	3.375	08/15/42	45,000	38,460,938
U.S. Treasury Bonds	3.625	02/15/53	2,990	2,565,794
U.S. Treasury Bonds	3.750	11/15/43	10,670	9,514,639
U.S. Treasury Bonds	3.875	05/15/43	23,940	21,837,769
U.S. Treasury Bonds	4.000	11/15/52	4,455	4,093,031
U.S. Treasury Bonds	4.125	08/15/44	151,415	142,164,490
U.S. Treasury Bonds	4.625	05/15/44	13,390	13,456,950
U.S. Treasury Bonds	4.750	11/15/43	229,575	234,991,535
U.S. Treasury Notes	0.750	05/31/26	15,400	14,590,297
U.S. Treasury Notes(k)	2.125	05/15/25	12,270	12,118,542
U.S. Treasury Notes	3.500	09/30/29	6,530	6,343,793
U.S. Treasury Notes	3.625	05/15/26	17,735	17,579,126
U.S. Treasury Notes	3.625	08/31/29	333	325,560
U.S. Treasury Notes	3.625	09/30/31	6,080	5,863,400
U.S. Treasury Notes	3.875	08/15/34	35,480	34,326,900
U.S. Treasury Notes	4.000	12/15/25	3,960	3,946,852
U.S. Treasury Notes	4.000	10/31/29	7,215	7,160,324
U.S. Treasury Notes	4.125	03/31/29	20,105	20,076,727
U.S. Treasury Notes	4.125	10/31/29	1,495	1,493,598

See Notes to Financial Statements.

PGIM Total Return Bond Fund 265

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	4.250%	10/15/25	2,585	$2,583,485
U.S. Treasury Notes	4.250	06/30/29	1,820	1,826,541
U.S. Treasury Notes	4.625	09/30/28	10,550	10,724,734
U.S. Treasury Notes	4.625	09/30/30	24,695	25,244,850
U.S. Treasury Notes	5.000	10/31/25	1,000	1,006,445
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	631,216
U.S. Treasury Strips Coupon	2.067(s)	02/15/39	28,165	14,542,382
U.S. Treasury Strips Coupon	2.207(s)	05/15/39	32,765	16,664,074
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	12,043,359
U.S. Treasury Strips Coupon	2.389(s)	05/15/43	13,155	5,391,495
U.S. Treasury Strips Coupon	2.424(s)	11/15/40	10,855	5,082,769
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	13,416,238
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	16,600,119
U.S. Treasury Strips Coupon	2.826(s)	11/15/43	63,879	25,651,411
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	15,224,134
U.S. Treasury Strips Coupon	3.212(s)	08/15/44	132,650	51,251,608
U.S. Treasury Strips Coupon	3.619(s)	05/15/44	128,320	50,255,326
U.S. Treasury Strips Coupon	3.826(s)	11/15/44	49,085	18,767,343
U.S. Treasury Strips Coupon	3.922(s)	08/15/45	42,525	15,702,688
U.S. Treasury Strips Coupon	3.926(s)	08/15/42	63,055	26,847,637
U.S. Treasury Strips Coupon	4.335(s)	08/15/51	50,000	14,484,375
U.S. Treasury Strips Coupon	4.349(s)	02/15/43	2,100	872,484
U.S. Treasury Strips Coupon	4.369(s)	05/15/42	18,020	7,771,829
U.S. Treasury Strips Coupon	4.433(s)	08/15/43	65,550	26,629,688
U.S. Treasury Strips Coupon	4.449(s)	11/15/42	17,285	7,252,948
U.S. Treasury Strips Coupon(h)	4.467(s)	11/15/41	167,150	74,244,635
U.S. Treasury Strips Coupon	4.483(s)	11/15/45	69,770	25,449,698
U.S. Treasury Strips Coupon	4.500(s)	05/15/46	23,485	8,376,623
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	6,925	2,216,541
U.S. Treasury Strips Coupon	4.667(s)	02/15/41	39,240	18,162,295
U.S. Treasury Strips Coupon	4.685(s)	08/15/40	20,945	9,941,512
U.S. Treasury Strips Coupon	4.813(s)	02/15/42	36,390	15,923,468
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	25,990	8,405,125
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	19,925	6,305,951
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	32,600	15,915,422

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,953,180,853)				3,478,326,888

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUND 0.1%
PGIM AAA CLO ETF(aa) (cost $25,412,320)(wa)	497,787	$25,526,517

COMMON STOCKS 0.1%

Chemicals 0.0%

TPC Group, Inc. (original cost $3,824,873; purchased 12/15/22)*^(f)	353,022	13,414,836

Entertainment 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^	177,654	4,831,079
Codere Group Topco SA (Spain) (Class A2 Stock)*^	82,700	2,248,923

		7,080,002

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.	463,248	39,246,370

Pharmaceuticals 0.0%

Endo, Inc.*	2	51

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $2,056,652; purchased 01/29/24 - 01/30/24)*^(f)	1,695,385	4,255,416
Intelsat Emergence SA (Luxembourg)*	66,981	2,028,955

		6,284,371

TOTAL COMMON STOCKS (cost $15,053,533)		66,025,630

PREFERRED STOCKS 0.0%

Banks 0.0%

Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	666,380

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(aa)(oo)	315,000	7,840,350

See Notes to Financial Statements.

PGIM Total Return Bond Fund 267

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $1,085,991; purchased 01/26/24 - 01/29/24)*^(f)	180,032	$1,963,231

TOTAL PREFERRED STOCKS (cost $9,510,990)		10,469,961

	Units

WARRANTS* 0.0%

Entertainment

Codere Group Topco SA (Spain), expiring 09/30/34^ (cost $7,763)	200	2,176

TOTAL LONG-TERM INVESTMENTS (cost $52,050,058,619)		49,863,417,222

	Shares

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wa)	524,073,951	524,073,951
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $257,036,885; includes $255,882,222 of cash collateral for securities on loan)(b)(wa)	257,165,612	257,037,030

TOTAL AFFILIATED MUTUAL FUNDS (cost $781,110,836)		781,110,981

OPTIONS PURCHASED*~ 0.0% (cost $250,000)		1,633,356

TOTAL SHORT-TERM INVESTMENTS (cost $781,360,836)		782,744,337

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.8% (cost $52,831,419,455)		50,646,161,559

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $1,841,502)	$(1,346,832)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.8%
(cost $52,829,577,953)	50,644,814,727

Liabilities in excess of other assets(z) (2.8)%	(1,364,720,658)

NET ASSETS 100.0%	$49,280,094,069

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $468,383,575 and 0.9% of net assets.
(aa)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,717,729; cash collateral of $255,882,222 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $351,974,766. The aggregate value of $303,802,417 is 0.6% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Total Return Bond Fund 269

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Unfunded corporate bond commitment outstanding at October 31, 2024:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $18,149,290)^	18,426	$18,149,290	$—	$—

Unfunded loan commitments outstanding at October 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $8,168,819)^	8,256	$8,172,945	$4,126	$—
Dukes Education Group Ltd., Delayed Draw Term Loan, 1.000%, Maturity Date 11/25/28 (cost $25,296,629)^	20,111	25,931,747	635,118	—
Dukes Education Group Ltd., Delayed Draw Term Loan, 2.000%, Maturity Date 11/27/28 (cost $444,157)^	353	455,337	11,180	—

		$34,560,029	$650,424	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	5.500%	TBA	12/12/24	$(70,000)	$(69,302,120)
Federal National Mortgage Assoc.	6.000%	TBA	11/14/24	(111,500)	(112,210,786)
Federal National Mortgage Assoc.	6.000%	TBA	12/12/24	(216,500)	(217,778,651)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $402,676,250)					$(399,291,557)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	CITI	01/21/25	0.10%	—	250,000	$177,650

(cost $250,000)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.900%	511,965	$195,313
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/ 4.900%	515,365	11,733
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/ 4.900%	3.84%(A)	515,365	1,248,660

Total OTC Swaptions (cost $0)								$1,455,706

Total Options Purchased (cost $250,000)								$1,633,356

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	CITI	01/21/25	0.30%	—	250,000	$(72,818)

Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%	—	317,546	(123,875)

Total OTC Traded (premiums received $1,841,502)							$(196,693)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.900%	2.52%(A)	1,023,930	$(178,564)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/ 4.900%	3.24%(A)	1,030,730	(2,128)
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/ 4.900%	1,030,730	(969,447)

Total OTC Swaptions (premiums received $0)								$(1,150,139)

Total Options Written (premiums received $1,841,502)								$(1,346,832)

See Notes to Financial Statements.

PGIM Total Return Bond Fund 271

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.HY.43.V1, 12/20/29	Call	11/20/24	$100.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	250,000	$16,614,951	$(61,299)
CDX.NA.HY.42.V1, 06/20/29	Put	11/20/24	$100.00	CDX.NA.HY. 42.V1(Q)	5.00%(Q)	1,600,000	279,874	(429,404)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	187,600	1,761,576	16,896
CDX.NA.IG.42.V1, 06/20/29	Put	11/20/24	1.00%	CDX.NA.IG. 42.V1(Q)	1.00%(Q)	795,000	36,109	35,465

Total Centrally Cleared Swaptions (cost $19,130,852)							$18,692,510	$(438,342)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.HY.42.V1, 06/20/29	Call	11/20/24	$100.00	CDX.NA.HY. 42.V1(Q)	5.00%(Q)	1,600,000	$(112,646,622)	$(35,922)
CDX.NA.IG.42.V1, 06/20/29	Call	11/20/24	1.00%	CDX.NA.IG. 42.V1(Q)	1.00%(Q)	795,000	(16,708,955)	33,729
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	938,000	(550,906)	422,269
CDX.NA.HY.43.V1, 12/20/29	Put	11/20/24	$100.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	250,000	(122,441)	(102,853)
CDX.NA.IG.42.V1, 06/20/29	Put	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG. 42.V1(Q)	1,000,000	(103,483)	831,517
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	938,000	(636,163)	79,062

Total Centrally Cleared Swaptions (premiums received $131,996,372)							$(130,768,570)	$1,227,802

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,610	3 Month CME SOFR	Dec. 2024	$621,343,125	$1,576,196
4,232	3 Month CME SOFR	Mar. 2025	1,011,659,600	762,049
2,432	3 Month CME SOFR	Jun. 2025	583,284,800	2,969,353

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
18,499	2 Year U.S. Treasury Notes	Dec. 2024	$3,809,782,327	$(33,839,025)
19,731	5 Year U.S. Treasury Notes	Dec. 2024	2,115,841,552	(47,364,960)
20,936	10 Year U.S. Treasury Notes	Dec. 2024	2,312,773,750	(68,320,245)
19,067	10 Year U.S. Ultra Treasury Notes	Dec. 2024	2,168,871,250	(90,525,344)
9,657	20 Year U.S. Treasury Bonds	Dec. 2024	1,139,224,219	(37,556,211)
8,594	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	1,079,621,250	(53,258,416)
30	Bloomberg High Yield Credit Index	Dec. 2024	3,058,650	(15,002)
139	Bloomberg Investment Grade Duration Hedged Credit Index	Dec. 2024	14,299,625	157,105
140	Bloomberg U.S. Investment Grade Corporate Bond Index	Dec. 2024	13,948,200	(447,221)
10	Cboe iBoxx iShares High Yield Corporate Bond Index	Dec. 2024	1,637,000	(1,916)
90	Cboe iBoxx iShares Investment Grade Corporate Bond Index	Dec. 2024	12,330,900	(345,908)
352	iBoxx Emerging Market Bond Index	Dec. 2024	4,942,432	(76,805)

				(326,286,350)

Short Positions:
3,167	5 Year Euro-Bobl	Dec. 2024	407,015,437	3,321,364
3,351	10 Year Euro-Bund	Dec. 2024	480,417,623	6,539,861
897	Euro Schatz Index	Dec. 2024	103,952,330	101,708

				9,962,933

				$(316,323,417)

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNP	BRL	187,184	$32,674,000	$32,356,462	$—	$(317,538)
Expiring 11/04/24	SSB	BRL	670,033	120,461,141	115,820,968	—	(4,640,173)
Expiring 12/03/24	BNYM	BRL	859,981	150,396,224	148,174,622	—	(2,221,602)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	13,950,419	15,115,000	14,505,698	—	(609,302)
Expiring 12/18/24	CITI	CLP	30,422,171	33,105,000	31,633,085	—	(1,471,915)
Expiring 12/18/24	CITI	CLP	11,504,784	12,512,000	11,962,717	—	(549,283)
Expiring 12/18/24	GSI	CLP	16,562,996	17,557,450	17,222,264	—	(335,186)
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	102,478	14,393,000	14,402,684	9,684	—
Expiring 11/12/24	BOA	CNH	368,290	51,713,000	51,761,095	48,095	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 273

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/12/24	CITI	CNH	320,265	$45,469,000	$45,011,493	$—	$(457,507)
Expiring 11/12/24	JPM	CNH	494,516	70,322,000	69,501,457	—	(820,543)
Expiring 11/12/24	JPM	CNH	267,365	37,879,000	37,576,654	—	(302,346)
Expiring 11/12/24	MSI	CNH	213,044	30,230,000	29,942,227	—	(287,773)
Expiring 11/12/24	SSB	CNH	336,492	48,203,000	47,292,106	—	(910,894)
Colombian Peso,
Expiring 12/18/24	BARC	COP	117,338,025	27,029,000	26,342,421	—	(686,579)
Expiring 12/18/24	CITI	COP	93,718,182	21,781,452	21,039,760	—	(741,692)
Expiring 12/18/24	CITI	COP	92,519,757	21,266,465	20,770,713	—	(495,752)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	772,724	33,215,000	33,274,479	59,479	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	17,143,353	45,830,000	45,481,187	—	(348,813)
Indian Rupee,
Expiring 12/18/24	BNP	INR	1,254,935	14,883,000	14,895,793	12,793	—
Expiring 12/18/24	GSI	INR	5,419,345	64,604,000	64,326,421	—	(277,579)
Expiring 12/18/24	HSBC	INR	8,087,316	95,941,777	95,994,640	52,863	—
Expiring 12/18/24	HSBC	INR	3,872,959	46,048,000	45,971,162	—	(76,838)
Expiring 12/18/24	UAG	INR	4,882,088	57,927,000	57,949,291	22,291	—
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	482,036,139	31,611,000	30,633,138	—	(977,862)
Expiring 12/18/24	MSI	IDR	2,307,130,000	149,105,868	146,616,873	—	(2,488,995)
Expiring 12/18/24	SCB	IDR	507,412,248	32,564,000	32,245,776	—	(318,224)
Mexican Peso,
Expiring 12/18/24	BARC	MXN	1,326,758	65,681,114	65,752,547	71,433	—
Philippine Peso,
Expiring 12/18/24	CITI	PHP	1,133,565	20,080,876	19,445,415	—	(635,461)
Expiring 12/18/24	HSBC	PHP	4,579,909	81,182,464	78,564,696	—	(2,617,768)
Expiring 12/18/24	HSBC	PHP	2,648,842	46,967,124	45,438,789	—	(1,528,335)
Expiring 12/18/24	HSBC	PHP	2,120,348	36,866,000	36,372,886	—	(493,114)
Expiring 12/18/24	JPM	PHP	2,625,798	45,674,000	45,043,484	—	(630,516)
Polish Zloty,
Expiring 01/21/25	DB	PLN	241,720	61,021,176	60,209,227	—	(811,949)
South African Rand,
Expiring 12/18/24	BOA	ZAR	21,017	1,186,036	1,187,099	1,063	—
Expiring 12/18/24	MSI	ZAR	559,209	31,436,000	31,585,997	149,997	—
Expiring 12/18/24	MSI	ZAR	266,557	15,166,000	15,056,039	—	(109,961)
Expiring 12/18/24	SSB	ZAR	531,143	30,375,000	30,000,766	—	(374,234)
Expiring 12/18/24	TD	ZAR	271,520	15,001,000	15,336,343	335,343	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 12/18/24	CITI	KRW	85,835,489	$64,876,000	$62,556,809	$—	$(2,319,191)
Expiring 12/18/24	CITI	KRW	49,203,635	36,892,000	35,859,555	—	(1,032,445)
Expiring 12/18/24	HSBC	KRW	48,018,072	36,854,000	34,995,517	—	(1,858,483)
Thai Baht,
Expiring 12/18/24	CITI	THB	484,411	14,975,000	14,403,244	—	(571,756)
Expiring 12/18/24	GSI	THB	1,068,523	31,972,000	31,770,943	—	(201,057)
Expiring 12/18/24	HSBC	THB	1,265,880	37,870,000	37,639,059	—	(230,941)
Expiring 12/18/24	HSBC	THB	1,211,296	37,660,000	36,016,079	—	(1,643,921)
Expiring 12/18/24	JPM	THB	1,077,480	32,777,000	32,037,242	—	(739,758)
Expiring 12/18/24	JPM	THB	796,238	24,113,806	23,674,940	—	(438,866)
Expiring 12/18/24	SCB	THB	1,073,092	32,454,000	31,906,768	—	(547,232)
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	971,526	27,378,491	28,215,728	837,237	—
Expiring 11/13/24	CITI	TRY	1,208,138	33,975,592	34,793,722	818,130	—
Expiring 11/13/24	HSBC	TRY	1,351,123	37,904,992	38,911,623	1,006,631	—
Expiring 11/20/24	CITI	TRY	1,144,901	32,099,000	32,726,231	627,231	—
Expiring 11/20/24	CITI	TRY	1,144,901	32,413,065	32,726,232	313,167	—
Expiring 12/05/24	BOA	TRY	2,222,996	61,990,963	62,551,227	560,264	—
Expiring 12/11/24	BARC	TRY	923,248	25,667,175	25,820,523	153,348	—
Expiring 12/12/24	HSBC	TRY	1,008,214	28,257,111	28,168,189	—	(88,922)
Expiring 12/18/24	BARC	TRY	1,106,255	28,530,844	30,720,597	2,189,753	—
Expiring 12/18/24	BARC	TRY	833,342	21,514,489	23,141,836	1,627,347	—

				$2,452,648,695	$2,425,334,538	8,896,149	(36,210,306)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNYM	BRL	857,217	$150,388,951	$148,177,431	$2,211,520	$—
British Pound,
Expiring 01/21/25	HSBC	GBP	488,973	636,368,809	630,352,563	6,016,246	—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	17,464	12,693,379	12,579,329	114,050	—
Chilean Peso,
Expiring 12/18/24	BARC	CLP	15,534,573	16,405,500	16,152,906	252,594	—
Expiring 12/18/24	BARC	CLP	15,483,716	16,405,500	16,100,025	305,475	—
Expiring 12/18/24	TD	CLP	30,518,529	33,476,000	31,733,279	1,742,721	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 275

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 11/12/24	CITI	CNH	179,508	$25,329,000	$25,228,888	$100,112	$—
Expiring 11/12/24	MSI	CNH	2,801,678	393,378,087	393,760,530	—	(382,443)
Expiring 11/12/24	MSI	CNH	352,203	49,432,000	49,500,205	—	(68,205)
Expiring 11/12/24	MSI	CNH	348,238	48,894,000	48,942,909	—	(48,909)
Colombian Peso,
Expiring 12/18/24	BARC	COP	63,897,302	15,071,000	14,344,963	726,037	—
Expiring 12/18/24	DB	COP	88,717,064	20,749,860	19,917,007	832,853	—
Expiring 12/18/24	DB	COP	85,854,588	19,936,140	19,274,381	661,759	—
Expiring 12/18/24	GSI	COP	136,424,092	32,394,000	30,627,249	1,766,751	—
Expiring 12/18/24	GSI	COP	99,683,183	23,563,536	22,378,904	1,184,632	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	1,810,581	78,759,562	77,965,940	793,622	—
Expiring 01/21/25	CITI	CZK	1,810,581	78,153,440	77,965,940	187,500	—
Expiring 01/21/25	UAG	CZK	750,240	32,409,000	32,306,284	102,716	—
Euro,
Expiring 01/21/25	BARC	EUR	1,754,411	1,926,305,093	1,915,235,345	11,069,748	—
Expiring 01/21/25	GSI	EUR	1,529,779	1,671,391,898	1,670,011,020	1,380,878	—
Expiring 01/21/25	SSB	EUR	1,364,542	1,504,627,445	1,489,627,490	14,999,955	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	6,377,650	17,313,634	16,919,858	393,776	—
Mexican Peso,
Expiring 12/18/24	JPM	MXN	538,299	27,566,000	26,677,457	888,543	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	1,245,557	39,328,000	39,205,508	122,492	—
Expiring 12/18/24	CITI	TWD	4,103,729	127,623,360	129,170,141	—	(1,546,781)
Expiring 12/18/24	HSBC	TWD	1,613,735	50,382,000	50,794,395	—	(412,395)
Expiring 12/18/24	JPM	TWD	2,140,272	67,653,049	67,367,804	285,245	—
Expiring 12/18/24	JPM	TWD	1,450,699	45,930,000	45,662,614	267,386	—
Expiring 12/18/24	MSI	TWD	2,560,391	81,120,000	80,591,579	528,421	—
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	159,552	41,959,209	42,260,867	—	(301,658)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	2,171,426	38,824,000	37,249,094	1,574,906	—
Expiring 12/18/24	HSBC	PHP	1,300,086	23,152,155	22,301,945	850,210	—
Expiring 12/18/24	HSBC	PHP	1,264,997	22,512,845	21,700,015	812,830	—
Expiring 12/18/24	SCB	PHP	3,156,012	56,365,000	54,138,873	2,226,127	—
Singapore Dollar,
Expiring 12/18/24	GSI	SGD	56,863	43,324,000	43,157,225	166,775	—
Expiring 12/18/24	SCB	SGD	121,701	93,641,745	92,366,098	1,275,647	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 12/18/24	JPM	ZAR	582,166	$32,858,000	$32,882,703	$—	$(24,703)
South Korean Won,
Expiring 12/18/24	BOA	KRW	52,778,486	38,860,000	38,464,902	395,098	—
Expiring 12/18/24	BOA	KRW	44,944,466	33,307,000	32,755,477	551,523	—
Expiring 12/18/24	BOA	KRW	37,913,486	28,341,869	27,631,306	710,563	—
Expiring 12/18/24	BOA	KRW	20,165,335	14,975,000	14,696,474	278,526	—
Expiring 12/18/24	HSBC	KRW	45,146,827	32,846,000	32,902,957	—	(56,957)
Expiring 12/18/24	MSI	KRW	168,673,000	126,895,747	122,928,694	3,967,053	—
Thai Baht,
Expiring 12/18/24	JPM	THB	4,288,805	128,157,932	127,521,196	636,736	—
Expiring 12/18/24	JPM	THB	2,094,829	62,485,585	62,286,608	198,977	—
Expiring 12/18/24	JPM	THB	1,079,154	32,154,680	32,087,041	67,639	—
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	971,526	28,266,679	28,215,728	50,951	—
Expiring 12/18/24	BARC	TRY	1,219,468	33,043,000	33,864,525	—	(821,525)

				$8,155,018,689	$8,097,983,672	60,698,593	(3,663,576)

						$69,594,742	$(39,873,882)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D05)	12/20/24	1.000%(Q)	1,000	$(2,320)	$26	$(2,346)	MSI
Federation of Malaysia (D05)	12/20/24	1.000%(Q)	2,000	(4,709)	52	(4,761)	MSI
Federative Republic of Brazil (D05)	12/20/24	1.000%(Q)	6,000	(12,670)	156	(12,826)	MSI
Kingdom of Saudi Arabia (D05)	12/20/24	1.000%(Q)	1,000	(2,372)	26	(2,398)	MSI
People’s Republic of China (D05)	12/20/24	1.000%(Q)	4,500	(9,978)	117	(10,095)	MSI
Republic of Chile (D05)	12/20/24	1.000%(Q)	1,000	(2,360)	26	(2,386)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 277

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D05)	12/20/24	1.000%(Q)	2,500	$(5,317)	$65	$(5,382)	MSI
Republic of Indonesia (D05)	12/20/24	1.000%(Q)	4,000	(9,205)	104	(9,309)	MSI
Republic of Panama (D05)	12/20/24	1.000%(Q)	1,000	(2,036)	26	(2,062)	MSI
Republic of Peru (D05)	12/20/24	1.000%(Q)	1,000	(2,307)	26	(2,333)	MSI
Republic of Philippines (D05)	12/20/24	1.000%(Q)	1,000	(2,339)	26	(2,365)	MSI
Republic of South Africa (D05)	12/20/24	1.000%(Q)	4,500	(9,438)	117	(9,555)	MSI
Republic of Turkey (D05)	12/20/24	1.000%(Q)	6,000	(10,941)	156	(11,097)	MSI
State of Qatar (D05)	12/20/24	1.000%(Q)	1,000	(2,404)	26	(2,430)	MSI
United Mexican States (D05)	12/20/24	1.000%(Q)	6,000	(12,709)	156	(12,865)	MSI
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(10,854)	305	(11,159)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(22,932)	610	(23,542)	BOA
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	(32,623)	1,831	(34,454)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(9,886)	305	(10,191)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(56,381)	1,831	(58,212)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	142,157	305	141,852	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(10,767)	305	(11,072)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(6,418)	763	(7,181)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	3,600	(45,766)	1,373	(47,139)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q)	800	(4,167)	305	(4,472)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	800	(9,495)	305	(9,800)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q)	800	(10,894)	305	(11,199)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D06)	06/20/26	1.000%(Q)	4,000	$ (24,673)	$ 1,526	$ (26,199)	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	4,800	16,792	1,831	14,961	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	800	(11,422)	305	(11,727)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q)	4,800	(40,440)	1,831	(42,271)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	100	(1,356)	49	(1,405)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	200	(2,866)	98	(2,964)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	600	(4,077)	293	(4,370)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	100	(1,235)	49	(1,284)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q)	600	(7,047)	293	(7,340)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q)	100	17,770	49	17,721	BOA
Republic of Chile (D07)	06/20/26	1.000%(Q)	100	(1,346)	49	(1,395)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q)	250	(802)	122	(924)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	450	(5,721)	219	(5,940)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q)	100	(521)	49	(570)	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q)	100	(1,187)	49	(1,236)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q)	100	(1,362)	49	(1,411)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q)	500	(3,084)	244	(3,328)	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q)	600	2,099	293	1,806	BOA
State of Qatar (D07)	06/20/26	1.000%(Q)	100	(1,427)	49	(1,476)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q)	600	(5,055)	293	(5,348)	BOA
Arab Republic of Egypt (D35)	12/20/29	1.000%(Q)	2,000	391,613	2,220	389,393	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 279

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Dominican Republic (D35)	12/20/29	1.000%(Q)	2,000	$ 62,545	$ 2,220	$ 60,325	GSI
Emirate of Abu Dhabi (D35)	12/20/29	1.000%(Q)	2,000	(55,919)	2,220	(58,139)	GSI
Federal Republic of Nigeria (D35)	12/20/29	1.000%(Q)	2,000	375,683	2,220	373,463	GSI
Federation of Malaysia (D35)	12/20/29	1.000%(Q)	3,000	(85,931)	3,330	(89,261)	GSI
Federative Republic of Brazil (D35)	12/20/29	1.000%(Q)	9,000	220,043	9,989	210,054	GSI
Kingdom of Bahrain (D35)	12/20/29	1.000%(Q)	2,000	75,837	2,220	73,617	GSI
Kingdom of Morocco (D35)	12/20/29	1.000%(Q)	2,000	(6,951)	2,220	(9,171)	GSI
Kingdom of Saudi Arabia (D35)	12/20/29	1.000%(Q)	5,000	(93,536)	5,550	(99,086)	GSI
People’s Republic of China (D35)	12/20/29	1.000%(Q)	9,000	(160,956)	9,989	(170,945)	GSI
Republic of Argentina (D35)	12/20/29	1.000%(Q)	2,000	923,634	2,220	921,414	GSI
Republic of Chile (D35)	12/20/29	1.000%(Q)	6,000	(120,700)	6,660	(127,360)	GSI
Republic of Colombia (D35)	12/20/29	1.000%(Q)	7,000	352,247	7,769	344,478	GSI
Republic of Indonesia (D35)	12/20/29	1.000%(Q)	8,000	(121,107)	8,879	(129,986)	GSI
Republic of Panama (D35)	12/20/29	1.000%(Q)	2,000	71,009	2,220	68,789	GSI
Republic of Peru (D35)	12/20/29	1.000%(Q)	3,000	(29,688)	3,330	(33,018)	GSI
Republic of Philippines (D35)	12/20/29	1.000%(Q)	3,000	(58,750)	3,330	(62,080)	GSI
Republic of South Africa (D35)	12/20/29	1.000%(Q)	9,000	356,361	9,989	346,372	GSI
Republic of Turkey (D35)	12/20/29	1.000%(Q)	9,000	642,668	9,989	632,679	GSI
State of Qatar (D35)	12/20/29	1.000%(Q)	2,000	(56,437)	2,220	(58,657)	GSI
Sultanate of Oman (D35)	12/20/29	1.000%(Q)	2,000	(1,303)	2,220	(3,523)	GSI
United Mexican States (D35)	12/20/29	1.000%(Q)	9,000	100,149	9,989	90,160	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Arab Republic of Egypt (D36)	12/20/29	1.000%(Q)	2,000	$ 391,613	$ 2,220	$ 389,393	BARC
Dominican Republic (D36)	12/20/29	1.000%(Q)	2,000	62,545	2,220	60,325	BARC
Emirate of Abu Dhabi (D36)	12/20/29	1.000%(Q)	2,000	(55,919)	2,220	(58,139)	BARC
Federal Republic of Nigeria (D36)	12/20/29	1.000%(Q)	2,000	375,683	2,220	373,463	BARC
Federation of Malaysia (D36)	12/20/29	1.000%(Q)	3,000	(85,931)	3,330	(89,261)	BARC
Federative Republic of Brazil (D36)	12/20/29	1.000%(Q)	9,000	220,043	9,989	210,054	BARC
Kingdom of Bahrain (D36)	12/20/29	1.000%(Q)	2,000	75,837	2,220	73,617	BARC
Kingdom of Morocco (D36)	12/20/29	1.000%(Q)	2,000	(6,951)	2,220	(9,171)	BARC
Kingdom of Saudi Arabia (D36)	12/20/29	1.000%(Q)	5,000	(93,536)	5,550	(99,086)	BARC
People’s Republic of China (D36)	12/20/29	1.000%(Q)	9,000	(160,956)	9,989	(170,945)	BARC
Republic of Argentina (D36)	12/20/29	1.000%(Q)	2,000	923,634	2,220	921,414	BARC
Republic of Chile (D36)	12/20/29	1.000%(Q)	6,000	(120,700)	6,660	(127,360)	BARC
Republic of Colombia (D36)	12/20/29	1.000%(Q)	7,000	352,247	7,769	344,478	BARC
Republic of Indonesia (D36)	12/20/29	1.000%(Q)	8,000	(121,107)	8,879	(129,986)	BARC
Republic of Panama (D36)	12/20/29	1.000%(Q)	2,000	71,009	2,220	68,789	BARC
Republic of Peru (D36)	12/20/29	1.000%(Q)	3,000	(29,688)	3,330	(33,018)	BARC
Republic of Philippines (D36)	12/20/29	1.000%(Q)	3,000	(58,750)	3,330	(62,080)	BARC
Republic of South Africa (D36)	12/20/29	1.000%(Q)	9,000	356,361	9,989	346,372	BARC
Republic of Turkey (D36)	12/20/29	1.000%(Q)	9,000	642,668	9,989	632,679	BARC
State of Qatar (D36)	12/20/29	1.000%(Q)	2,000	(56,437)	2,220	(58,657)	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund 281

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D36)	12/20/29	1.000%(Q)	2,000	$(1,303)	$2,220	$(3,523)	BARC
United Mexican States (D36)	12/20/29	1.000%(Q)	9,000	100,149	9,989	90,160	BARC

				$5,314,931	$239,374	$5,075,557

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.193%	$ 19,750	$(103)	$ 19,853	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.140%	31,345	(155)	31,500	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.507%	77,613	(620)	78,233	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.240%	18,741	(103)	18,844	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.278%	107,400	(620)	108,020	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	10.048%	(454,217)	(259)	(453,958)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.185%	19,926	(103)	20,029	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.642%	$ 25,019	$(259)	$25,278	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.199%	78,502	(414)	78,916	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	0.557%	11,844	(103)	11,947	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.267%	18,154	(103)	18,257	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.153%	20,622	(103)	20,725	MSI
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.452%	63,535	(465)	64,000	MSI
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	0.985%	15,478	(620)	16,098	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.126%	21,219	(129)	21,348	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.422%	88,611	(620)	89,231	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.193%	20,361	(336)	20,697	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.140%	32,314	(505)	32,819	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 283

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.507%	$ 80,012	$(2,019)	$ 82,031	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.240%	19,321	(336)	19,657	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.278%	110,721	(2,019)	112,740	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	10.048%	(468,265)	(841)	(467,424)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.185%	20,542	(336)	20,878	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.642%	25,794	(841)	26,635	CITI
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.199%	80,930	(1,346)	82,276	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.557%	12,211	(336)	12,547	CITI
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.267%	18,716	(336)	19,052	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.153%	21,260	(336)	21,596	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.452%	65,500	(1,514)	67,014	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	0.985%	$ 15,956	$(2,019)	$ 17,975	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.126%	21,875	(336)	22,211	CITI
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.422%	91,351	(2,019)	93,370	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.193%	40,722	(673)	41,395	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.140%	64,630	(1,009)	65,639	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.507%	160,026	(4,037)	164,063	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.240%	38,640	(673)	39,313	MSI
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.278%	221,443	(4,037)	225,480	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	10.048%	(936,529)	(1,682)	(934,847)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.185%	41,084	(673)	41,757	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.642%	51,587	(1,682)	53,269	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 285

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.199%	$161,859	$(2,692)	$164,551	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.557%	24,420	(673)	25,093	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.267%	37,430	(673)	38,103	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.153%	42,519	(673)	43,192	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.452%	131,000	(3,028)	134,028	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	0.985%	31,912	(4,037)	35,949	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.126%	43,749	(727)	44,476	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.422%	182,702	(4,037)	186,739	MSI
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.193%	40,722	(673)	41,395	MSI
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.140%	64,630	(1,009)	65,639	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.507%	160,026	(4,037)	164,063	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.240%	$ 38,640	$ (673)	$ 39,313	MSI
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.278%	221,443	(4,037)	225,480	MSI
Republic of Argentina (D04)	12/20/25	1.000%(Q)	10,000	10.048%	(936,529)	(1,682)	(934,847)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.185%	41,084	(673)	41,757	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.642%	51,587	(1,682)	53,269	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.199%	161,859	(2,692)	164,551	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	0.557%	24,420	(673)	25,093	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.267%	37,430	(673)	38,103	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.153%	42,519	(673)	43,192	MSI
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.452%	131,000	(3,028)	134,028	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	0.985%	31,912	(4,037)	35,949	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 287

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.126%	$ 43,749	$ (727)	$ 44,476	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.422%	182,702	(4,037)	186,739	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.235%	8,452	(438)	8,890	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.190%	17,841	(875)	18,716	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.719%	20,769	(2,626)	23,395	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.327%	7,506	(438)	7,944	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.364%	42,672	(2,626)	45,298	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	15.326%	(124,320)	(438)	(123,882)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.250%	8,299	(438)	8,737	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	0.993%	1,628	(1,094)	2,722	BOA
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.314%	34,350	(1,970)	36,320	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	0.845%	$ 2,165	$ (438)	$ 2,603	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.359%	7,170	(438)	7,608	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.252%	8,279	(438)	8,717	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	0.809%	13,977	(2,407)	16,384	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	1.461%	(24,600)	(2,626)	(21,974)	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.204%	8,784	(438)	9,222	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.607%	25,364	(2,407)	27,771	BOA
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.235%	67,618	(3,966)	71,584	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.190%	142,726	(7,932)	150,658	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.719%	166,148	(23,795)	189,943	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.327%	60,051	(3,966)	64,017	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 289

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.364%	$ 341,372	$(23,795)	$ 365,167	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	15.326%	(994,554)	(3,966)	(990,588)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.250%	66,393	(3,966)	70,359	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.993%	13,025	(9,915)	22,940	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.314%	274,801	(17,847)	292,648	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	0.845%	17,320	(3,966)	21,286	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.359%	57,365	(3,966)	61,331	CITI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.252%	66,233	(3,966)	70,199	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	0.809%	111,810	(21,812)	133,622	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	1.461%	(196,799)	(23,795)	(173,004)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.204%	70,272	(3,966)	74,238	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.607%	$ 202,906	$(21,812)	$ 224,718	CITI
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.235%	33,809	(1,983)	35,792	MSI
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.190%	71,363	(3,966)	75,329	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.719%	83,073	(11,898)	94,971	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.327%	30,025	(1,983)	32,008	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.364%	170,686	(11,898)	182,584	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	15.326%	(497,277)	(1,983)	(495,294)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.250%	33,196	(1,983)	35,179	MSI
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	0.993%	6,513	(4,957)	11,470	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.314%	137,401	(8,923)	146,324	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	0.845%	8,660	(1,983)	10,643	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 291

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.359%	$ 28,682	$ (1,983)	$ 30,665	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.252%	33,116	(1,983)	35,099	MSI
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	0.809%	55,905	(10,906)	66,811	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	1.461%	(98,400)	(11,898)	(86,502)	MSI
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.204%	35,136	(1,983)	37,119	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.607%	101,453	(10,906)	112,359	MSI
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.235%	169,046	(9,915)	178,961	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.190%	356,816	(19,829)	376,645	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.719%	415,369	(59,488)	474,857	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.327%	150,126	(9,915)	160,041	BARC
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.364%	853,430	(59,488)	912,918	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	15.326%	$(2,486,385)	$ (9,915)	$(2,476,470)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.250%	165,982	(9,915)	175,897	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	0.993%	32,562	(24,787)	57,349	BARC
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.314%	687,004	(44,616)	731,620	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	0.845%	43,299	(9,915)	53,214	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.359%	143,412	(9,915)	153,327	BARC
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.252%	165,581	(9,915)	175,496	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	0.809%	279,523	(54,531)	334,054	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	1.461%	(491,999)	(59,488)	(432,511)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.204%	175,680	(9,915)	185,595	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.607%	507,264	(54,531)	561,795	BARC
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.235%	33,810	(2,217)	36,027	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 293

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.190%	$ 71,363	$ (4,435)	$ 75,798	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.719%	83,074	(13,305)	96,379	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.327%	30,026	(2,217)	32,243	MSI
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.364%	170,686	(13,305)	183,991	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	15.326%	(497,277)	(2,217)	(495,060)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.250%	33,197	(2,217)	35,414	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.993%	6,512	(5,544)	12,056	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.314%	137,400	(9,979)	147,379	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	0.845%	8,660	(2,217)	10,877	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.359%	28,683	(2,217)	30,900	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.252%	33,117	(2,217)	35,334	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	0.809%	$ 55,905	$(12,196)	$ 68,101	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	1.461%	(98,400)	(13,305)	(85,095)	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.204%	35,137	(2,217)	37,354	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.607%	101,453	(12,196)	113,649	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.235%	33,809	(403)	34,212	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.190%	71,363	(806)	72,169	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.719%	83,074	(2,417)	85,491	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.327%	30,025	(403)	30,428	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.364%	170,686	(2,417)	173,103	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	15.326%	(497,277)	(403)	(496,874)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.250%	33,196	(403)	33,599	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 295

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	0.993%	$ 6,512	$(1,007)	$ 7,519	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.314%	137,400	(1,813)	139,213	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	0.845%	8,660	(403)	9,063	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.359%	28,682	(403)	29,085	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.252%	33,116	(403)	33,519	MSI
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	0.809%	55,905	(2,215)	58,120	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	1.461%	(98,400)	(2,417)	(95,983)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.204%	35,136	(403)	35,539	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.607%	101,453	(2,215)	103,668	MSI
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.235%	67,618	(806)	68,424	MSI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.190%	142,727	(1,611)	144,338	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.719%	$ 166,147	$(4,834)	$ 170,981	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.327%	60,050	(806)	60,856	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.364%	341,372	(4,834)	346,206	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	15.326%	(994,554)	(806)	(993,748)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.250%	66,392	(806)	67,198	MSI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	0.993%	13,025	(2,014)	15,039	MSI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.314%	274,802	(3,625)	278,427	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	0.845%	17,319	(806)	18,125	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.359%	57,365	(806)	58,171	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.252%	66,232	(806)	67,038	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	0.809%	111,809	(4,431)	116,240	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 297

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	1.461%	$(196,800)	$(4,834)	$(191,966)	MSI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.204%	70,272	(806)	71,078	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.607%	202,905	(4,431)	207,336	MSI
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.221%	20,351	(275)	20,626	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.173%	42,997	(550)	43,547	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.645%	61,168	(1,650)	62,818	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.296%	18,536	(275)	18,811	BARC
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.334%	105,715	(1,650)	107,365	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	13.549%	(266,545)	(275)	(266,270)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.228%	20,187	(275)	20,462	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	0.871%	12,033	(688)	12,721	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.274%	$85,811	$(1,238)	$87,049	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	0.745%	7,812	(275)	8,087	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.327%	17,804	(275)	18,079	BARC
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.217%	20,426	(275)	20,701	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	0.685%	46,262	(1,375)	47,637	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	1.296%	(31,484)	(1,650)	(29,834)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.177%	21,416	(275)	21,691	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.543%	75,826	(1,650)	77,476	BARC
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.235%	5,071	(72)	5,143	BOA
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.190%	10,704	(144)	10,848	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.719%	12,461	(431)	12,892	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 299

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.327%	$4,504	$(72)	$4,576	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.364%	25,603	(431)	26,034	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	15.326%	(74,592)	(72)	(74,520)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.250%	4,979	(72)	5,051	BOA
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	0.993%	977	(180)	1,157	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.314%	20,611	(323)	20,934	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	0.845%	1,299	(72)	1,371	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.359%	4,302	(72)	4,374	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.252%	4,967	(72)	5,039	BOA
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	0.809%	8,386	(395)	8,781	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	1.461%	(14,760)	(431)	(14,329)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.204%	$5,270	$(72)	$5,342	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.607%	15,218	(395)	15,613	BOA
Arab Republic of Egypt (D17)	06/20/28	1.000%(Q)	2,000	5.269%	(260,474)	(2,459)	(258,015)	MSI
Dominican Republic (D17)	06/20/28	1.000%(Q)	2,000	1.246%	(14,164)	(2,459)	(11,705)	MSI
Emirate of Abu Dhabi (D17)	06/20/28	1.000%(Q)	2,000	0.313%	49,059	(2,459)	51,518	MSI
Federation of Malaysia (D17)	06/20/28	1.000%(Q)	3,000	0.296%	75,237	(3,688)	78,925	MSI
Federative Republic of Brazil (D17)	06/20/28	1.000%(Q)	10,000	1.123%	(29,548)	(12,294)	(17,254)	MSI
Kingdom of Bahrain (D17)	06/20/28	1.000%(Q)	2,000	1.532%	(33,068)	(2,459)	(30,609)	MSI
Kingdom of Saudi Arabia (D17)	06/20/28	1.000%(Q)	4,000	0.484%	74,622	(4,918)	79,540	MSI
People’s Republic of China (D17)	06/20/28	1.000%(Q)	10,000	0.500%	180,762	(12,294)	193,056	MSI
Republic of Argentina (D17)	06/20/28	1.000%(Q)	2,000	17.234%	(784,287)	(2,459)	(781,828)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 301

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D17)	06/20/28	1.000%(Q)	5,000	0.411%	$105,880	$(6,147)	$112,027	MSI
Republic of Colombia (D17)	06/20/28	1.000%(Q)	7,000	1.576%	(126,000)	(8,606)	(117,394)	MSI
Republic of Indonesia (D17)	06/20/28	1.000%(Q)	9,000	0.508%	160,462	(11,065)	171,527	MSI
Republic of Panama (D17)	06/20/28	1.000%(Q)	2,000	1.306%	(18,157)	(2,459)	(15,698)	MSI
Republic of Peru (D17)	06/20/28	1.000%(Q)	3,000	0.583%	45,870	(3,688)	49,558	MSI
Republic of Philippines (D17)	06/20/28	1.000%(Q)	3,000	0.429%	61,603	(3,688)	65,291	MSI
Republic of South Africa (D17)	06/20/28	1.000%(Q)	10,000	1.375%	(113,616)	(12,294)	(101,322)	MSI
Republic of Turkey (D17)	06/20/28	1.000%(Q)	10,000	2.117%	(356,236)	(12,294)	(343,942)	MSI
State of Qatar (D17)	06/20/28	1.000%(Q)	2,000	0.309%	49,380	(2,459)	51,839	MSI
Sultanate of Oman (D17)	06/20/28	1.000%(Q)	2,000	0.719%	21,333	(2,459)	23,792	MSI
United Mexican States (D17)	06/20/28	1.000%(Q)	10,000	0.932%	34,450	(12,294)	46,744	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Arab Republic of Egypt (D18)	06/20/28	1.000%(Q)	2,000	5.269%	$(260,474)	$(2,459)	$(258,015)	BARC
Dominican Republic (D18)	06/20/28	1.000%(Q)	2,000	1.246%	(14,164)	(2,459)	(11,705)	BARC
Emirate of Abu Dhabi (D18)	06/20/28	1.000%(Q)	2,000	0.313%	49,059	(2,459)	51,518	BARC
Federation of Malaysia (D18)	06/20/28	1.000%(Q)	3,000	0.296%	75,237	(3,688)	78,925	BARC
Federative Republic of Brazil (D18)	06/20/28	1.000%(Q)	10,000	1.123%	(29,548)	(12,294)	(17,254)	BARC
Kingdom of Bahrain (D18)	06/20/28	1.000%(Q)	2,000	1.532%	(33,068)	(2,459)	(30,609)	BARC
Kingdom of Saudi Arabia (D18)	06/20/28	1.000%(Q)	4,000	0.484%	74,622	(4,918)	79,540	BARC
People’s Republic of China (D18)	06/20/28	1.000%(Q)	10,000	0.500%	180,762	(12,294)	193,056	BARC
Republic of Argentina (D18)	06/20/28	1.000%(Q)	2,000	17.234%	(784,287)	(2,459)	(781,828)	BARC
Republic of Chile (D18)	06/20/28	1.000%(Q)	5,000	0.411%	105,880	(6,147)	112,027	BARC
Republic of Colombia (D18)	06/20/28	1.000%(Q)	7,000	1.576%	(126,000)	(8,606)	(117,394)	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund 303

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D18)	06/20/28	1.000%(Q)	9,000	0.508%	$160,462	$(11,065)	$171,527	BARC
Republic of Panama (D18)	06/20/28	1.000%(Q)	2,000	1.306%	(18,157)	(2,459)	(15,698)	BARC
Republic of Peru (D18)	06/20/28	1.000%(Q)	3,000	0.583%	45,870	(3,688)	49,558	BARC
Republic of Philippines (D18)	06/20/28	1.000%(Q)	3,000	0.429%	61,603	(3,688)	65,291	BARC
Republic of South Africa (D18)	06/20/28	1.000%(Q)	10,000	1.375%	(113,616)	(12,294)	(101,322)	BARC
Republic of Turkey (D18)	06/20/28	1.000%(Q)	10,000	2.117%	(356,236)	(12,294)	(343,942)	BARC
State of Qatar (D18)	06/20/28	1.000%(Q)	2,000	0.309%	49,380	(2,459)	51,839	BARC
Sultanate of Oman (D18)	06/20/28	1.000%(Q)	2,000	0.719%	21,333	(2,459)	23,792	BARC
United Mexican States (D18)	06/20/28	1.000%(Q)	10,000	0.932%	34,450	(12,294)	46,744	BARC
Arab Republic of Egypt (D19)	12/20/27	1.000%(Q)	2,000	4.855%	(207,929)	(2,423)	(205,506)	MSI
Emirate of Abu Dhabi (D19)	12/20/27	1.000%(Q)	2,000	0.276%	45,237	(2,423)	47,660	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D19)	12/20/27	1.000%(Q)	3,000	0.251%	$70,056	$(3,635)	$73,691	MSI
Federative Republic of Brazil (D19)	12/20/27	1.000%(Q)	12,000	0.954%	30,311	(14,539)	44,850	MSI
Kingdom of Saudi Arabia (D19)	12/20/27	1.000%(Q)	2,000	0.426%	36,279	(2,423)	38,702	MSI
People’s Republic of China (D19)	12/20/27	1.000%(Q)	12,000	0.448%	209,124	(14,539)	223,663	MSI
Republic of Argentina (D19)	12/20/27	1.000%(Q)	2,000	17.183%	(720,193)	(2,423)	(717,770)	MSI
Republic of Chile (D19)	12/20/27	1.000%(Q)	3,000	0.342%	61,927	(3,635)	65,562	MSI
Republic of Colombia (D19)	12/20/27	1.000%(Q)	6,000	1.350%	(54,171)	(7,270)	(46,901)	MSI
Republic of Indonesia (D19)	12/20/27	1.000%(Q)	10,000	0.426%	181,034	(12,116)	193,150	MSI
Republic of Panama (D19)	12/20/27	1.000%(Q)	2,000	1.120%	(4,668)	(2,423)	(2,245)	MSI
Republic of Peru (D19)	12/20/27	1.000%(Q)	3,000	0.499%	47,876	(3,635)	51,511	MSI
Republic of Philippines (D19)	12/20/27	1.000%(Q)	2,000	0.352%	40,647	(2,423)	43,070	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 305

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D19)	12/20/27	1.000%(Q)	11,000	1.162%	$(39,408)	$(13,328)	$(26,080)	MSI
Republic of Turkey (D19)	12/20/27	1.000%(Q)	12,000	1.900%	(297,907)	(14,539)	(283,368)	MSI
State of Qatar (D19)	12/20/27	1.000%(Q)	2,000	0.271%	45,520	(2,423)	47,943	MSI
Sultanate of Oman (D19)	12/20/27	1.000%(Q)	2,000	0.597%	26,107	(2,423)	28,530	MSI
United Mexican States (D19)	12/20/27	1.000%(Q)	12,000	0.802%	83,659	(14,539)	98,198	MSI
Arab Republic of Egypt (D20)	12/20/27	1.000%(Q)	2,000	4.855%	(207,929)	(2,423)	(205,506)	BARC
Emirate of Abu Dhabi (D20)	12/20/27	1.000%(Q)	2,000	0.276%	45,237	(2,423)	47,660	BARC
Federation of Malaysia (D20)	12/20/27	1.000%(Q)	3,000	0.251%	70,056	(3,635)	73,691	BARC
Federative Republic of Brazil (D20)	12/20/27	1.000%(Q)	12,000	0.954%	30,311	(14,539)	44,850	BARC
Kingdom of Saudi Arabia (D20)	12/20/27	1.000%(Q)	2,000	0.426%	36,279	(2,423)	38,702	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D20)	12/20/27	1.000%(Q)	12,000	0.448%	$209,124	$(14,539)	$223,663	BARC
Republic of Argentina (D20)	12/20/27	1.000%(Q)	2,000	17.183%	(720,193)	(2,423)	(717,770)	BARC
Republic of Chile (D20)	12/20/27	1.000%(Q)	3,000	0.342%	61,927	(3,635)	65,562	BARC
Republic of Colombia (D20)	12/20/27	1.000%(Q)	6,000	1.350%	(54,171)	(7,270)	(46,901)	BARC
Republic of Indonesia (D20)	12/20/27	1.000%(Q)	10,000	0.426%	181,034	(12,116)	193,150	BARC
Republic of Panama (D20)	12/20/27	1.000%(Q)	2,000	1.120%	(4,668)	(2,423)	(2,245)	BARC
Republic of Peru (D20)	12/20/27	1.000%(Q)	3,000	0.499%	47,876	(3,635)	51,511	BARC
Republic of Philippines (D20)	12/20/27	1.000%(Q)	2,000	0.352%	40,647	(2,423)	43,070	BARC
Republic of South Africa (D20)	12/20/27	1.000%(Q)	11,000	1.162%	(39,408)	(13,328)	(26,080)	BARC
Republic of Turkey (D20)	12/20/27	1.000%(Q)	12,000	1.900%	(297,907)	(14,539)	(283,368)	BARC
State of Qatar (D20)	12/20/27	1.000%(Q)	2,000	0.271%	45,520	(2,423)	47,943	BARC
Sultanate of Oman (D20)	12/20/27	1.000%(Q)	2,000	0.597%	26,107	(2,423)	28,530	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund 307

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D20)	12/20/27	1.000%(Q)	12,000	0.802%	$83,659	$(14,539)	$98,198	BARC
Arab Republic of Egypt (D21)	06/20/28	1.000%(Q)	2,000	5.269%	(260,473)	(2,504)	(257,969)	MSI
Dominican Republic (D21)	06/20/28	1.000%(Q)	2,000	1.246%	(14,164)	(2,504)	(11,660)	MSI
Emirate of Abu Dhabi (D21)	06/20/28	1.000%(Q)	2,000	0.313%	49,060	(2,504)	51,564	MSI
Federation of Malaysia (D21)	06/20/28	1.000%(Q)	3,000	0.296%	75,238	(3,756)	78,994	MSI
Federative Republic of Brazil (D21)	06/20/28	1.000%(Q)	10,000	1.123%	(29,548)	(12,521)	(17,027)	MSI
Kingdom of Bahrain (D21)	06/20/28	1.000%(Q)	2,000	1.532%	(33,068)	(2,504)	(30,564)	MSI
Kingdom of Saudi Arabia (D21)	06/20/28	1.000%(Q)	4,000	0.484%	74,621	(5,009)	79,630	MSI
People’s Republic of China (D21)	06/20/28	1.000%(Q)	10,000	0.500%	180,762	(12,521)	193,283	MSI
Republic of Argentina (D21)	06/20/28	1.000%(Q)	2,000	17.234%	(784,286)	(2,504)	(781,782)	MSI
Republic of Chile (D21)	06/20/28	1.000%(Q)	5,000	0.411%	105,879	(6,261)	112,140	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D21)	06/20/28	1.000%(Q)	7,000	1.576%	$(126,000)	$ (8,765)	$(117,235)	MSI
Republic of Indonesia (D21)	06/20/28	1.000%(Q)	9,000	0.508%	160,463	(11,269)	171,732	MSI
Republic of Panama (D21)	06/20/28	1.000%(Q)	2,000	1.306%	(18,156)	(2,504)	(15,652)	MSI
Republic of Peru (D21)	06/20/28	1.000%(Q)	3,000	0.583%	45,870	(3,756)	49,626	MSI
Republic of Philippines (D21)	06/20/28	1.000%(Q)	3,000	0.429%	61,604	(3,756)	65,360	MSI
Republic of South Africa (D21)	06/20/28	1.000%(Q)	10,000	1.375%	(113,616)	(12,521)	(101,095)	MSI
Republic of Turkey (D21)	06/20/28	1.000%(Q)	10,000	2.117%	(356,236)	(12,521)	(343,715)	MSI
State of Qatar (D21)	06/20/28	1.000%(Q)	2,000	0.309%	49,381	(2,504)	51,885	MSI
Sultanate of Oman (D21)	06/20/28	1.000%(Q)	2,000	0.719%	21,334	(2,504)	23,838	MSI
United Mexican States (D21)	06/20/28	1.000%(Q)	10,000	0.932%	34,450	(12,521)	46,971	MSI
Arab Republic of Egypt (D22)	06/20/28	1.000%(Q)	2,000	5.269%	(260,473)	(2,595)	(257,878)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 309

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dominican Republic (D22)	06/20/28	1.000%(Q)	2,000	1.246%	$ (14,164)	$ (2,595)	$ (11,569)	MSI
Emirate of Abu Dhabi (D22)	06/20/28	1.000%(Q)	2,000	0.313%	49,060	(2,595)	51,655	MSI
Federation of Malaysia (D22)	06/20/28	1.000%(Q)	3,000	0.296%	75,237	(3,893)	79,130	MSI
Federative Republic of Brazil (D22)	06/20/28	1.000%(Q)	10,000	1.123%	(29,548)	(12,976)	(16,572)	MSI
Kingdom of Bahrain (D22)	06/20/28	1.000%(Q)	2,000	1.532%	(33,068)	(2,595)	(30,473)	MSI
Kingdom of Saudi Arabia (D22)	06/20/28	1.000%(Q)	4,000	0.484%	74,622	(5,190)	79,812	MSI
People’s Republic of China (D22)	06/20/28	1.000%(Q)	10,000	0.500%	180,762	(12,976)	193,738	MSI
Republic of Argentina (D22)	06/20/28	1.000%(Q)	2,000	17.234%	(784,286)	(2,595)	(781,691)	MSI
Republic of Chile (D22)	06/20/28	1.000%(Q)	5,000	0.411%	105,880	(6,488)	112,368	MSI
Republic of Colombia (D22)	06/20/28	1.000%(Q)	7,000	1.576%	(126,000)	(9,083)	(116,917)	MSI
Republic of Indonesia (D22)	06/20/28	1.000%(Q)	9,000	0.508%	160,462	(11,679)	172,141	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D22)	06/20/28	1.000%(Q)	2,000	1.306%	$ (18,157)	$ (2,595)	$ (15,562)	MSI
Republic of Peru (D22)	06/20/28	1.000%(Q)	3,000	0.583%	45,869	(3,893)	49,762	MSI
Republic of Philippines (D22)	06/20/28	1.000%(Q)	3,000	0.429%	61,603	(3,893)	65,496	MSI
Republic of South Africa (D22)	06/20/28	1.000%(Q)	10,000	1.375%	(113,616)	(12,976)	(100,640)	MSI
Republic of Turkey (D22)	06/20/28	1.000%(Q)	10,000	2.117%	(356,236)	(12,976)	(343,260)	MSI
State of Qatar (D22)	06/20/28	1.000%(Q)	2,000	0.309%	49,381	(2,595)	51,976	MSI
Sultanate of Oman (D22)	06/20/28	1.000%(Q)	2,000	0.719%	21,334	(2,595)	23,929	MSI
United Mexican States (D22)	06/20/28	1.000%(Q)	10,000	0.932%	34,450	(12,976)	47,426	MSI
Arab Republic of Egypt (D23)	06/20/28	1.000%(Q)	2,000	5.269%	(260,474)	(3,845)	(256,629)	MSI
Dominican Republic (D23)	06/20/28	1.000%(Q)	2,000	1.246%	(14,164)	(3,845)	(10,319)	MSI
Emirate of Abu Dhabi (D23)	06/20/28	1.000%(Q)	2,000	0.313%	49,059	(3,845)	52,904	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 311

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D23)	06/20/28	1.000%(Q)	3,000	0.296%	$ 75,237	$ (5,767)	$ 81,004	MSI
Federative Republic of Brazil (D23)	06/20/28	1.000%(Q)	10,000	1.123%	(29,548)	(19,224)	(10,324)	MSI
Kingdom of Bahrain (D23)	06/20/28	1.000%(Q)	2,000	1.532%	(33,068)	(3,845)	(29,223)	MSI
Kingdom of Saudi Arabia (D23)	06/20/28	1.000%(Q)	4,000	0.484%	74,622	(7,690)	82,312	MSI
People’s Republic of China (D23)	06/20/28	1.000%(Q)	10,000	0.500%	180,762	(19,224)	199,986	MSI
Republic of Argentina (D23)	06/20/28	1.000%(Q)	2,000	17.234%	(784,287)	(3,845)	(780,442)	MSI
Republic of Chile (D23)	06/20/28	1.000%(Q)	5,000	0.411%	105,880	(9,612)	115,492	MSI
Republic of Colombia (D23)	06/20/28	1.000%(Q)	7,000	1.576%	(126,000)	(13,457)	(112,543)	MSI
Republic of Indonesia (D23)	06/20/28	1.000%(Q)	9,000	0.508%	160,462	(17,302)	177,764	MSI
Republic of Panama (D23)	06/20/28	1.000%(Q)	2,000	1.306%	(18,157)	(3,845)	(14,312)	MSI
Republic of Peru (D23)	06/20/28	1.000%(Q)	3,000	0.583%	45,870	(5,767)	51,637	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D23)	06/20/28	1.000%(Q)	3,000	0.429%	$ 61,603	$ (5,767)	$ 67,370	MSI
Republic of South Africa (D23)	06/20/28	1.000%(Q)	10,000	1.375%	(113,616)	(19,224)	(94,392)	MSI
Republic of Turkey (D23)	06/20/28	1.000%(Q)	10,000	2.117%	(356,236)	(19,224)	(337,012)	MSI
State of Qatar (D23)	06/20/28	1.000%(Q)	2,000	0.309%	49,380	(3,845)	53,225	MSI
Sultanate of Oman (D23)	06/20/28	1.000%(Q)	2,000	0.719%	21,333	(3,845)	25,178	MSI
United Mexican States (D23)	06/20/28	1.000%(Q)	10,000	0.932%	34,450	(19,224)	53,674	MSI
Arab Republic of Egypt (D24)	12/20/27	1.000%(Q)	2,000	4.855%	(207,930)	(704)	(207,226)	MSI
Emirate of Abu Dhabi (D24)	12/20/27	1.000%(Q)	2,000	0.276%	45,236	(704)	45,940	MSI
Federation of Malaysia (D24)	12/20/27	1.000%(Q)	3,000	0.251%	70,056	(1,056)	71,112	MSI
Federative Republic of Brazil (D24)	12/20/27	1.000%(Q)	12,000	0.954%	30,311	(4,222)	34,533	MSI
Kingdom of Saudi Arabia (D24)	12/20/27	1.000%(Q)	2,000	0.426%	36,279	(704)	36,983	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 313

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D24)	12/20/27	1.000%(Q)	12,000	0.448%	$ 209,124	$(4,222)	$ 213,346	MSI
Republic of Argentina (D24)	12/20/27	1.000%(Q)	2,000	17.183%	(720,194)	(704)	(719,490)	MSI
Republic of Chile (D24)	12/20/27	1.000%(Q)	3,000	0.342%	61,927	(1,056)	62,983	MSI
Republic of Colombia (D24)	12/20/27	1.000%(Q)	6,000	1.350%	(54,170)	(2,111)	(52,059)	MSI
Republic of Indonesia (D24)	12/20/27	1.000%(Q)	10,000	0.426%	181,033	(3,519)	184,552	MSI
Republic of Panama (D24)	12/20/27	1.000%(Q)	2,000	1.120%	(4,669)	(704)	(3,965)	MSI
Republic of Peru (D24)	12/20/27	1.000%(Q)	3,000	0.499%	47,876	(1,056)	48,932	MSI
Republic of Philippines (D24)	12/20/27	1.000%(Q)	2,000	0.352%	40,647	(704)	41,351	MSI
Republic of South Africa (D24)	12/20/27	1.000%(Q)	11,000	1.162%	(39,408)	(3,871)	(35,537)	MSI
Republic of Turkey (D24)	12/20/27	1.000%(Q)	12,000	1.900%	(297,907)	(4,222)	(293,685)	MSI
State of Qatar (D24)	12/20/27	1.000%(Q)	2,000	0.271%	45,520	(704)	46,224	MSI
Sultanate of Oman (D24)	12/20/27	1.000%(Q)	2,000	0.597%	26,106	(704)	26,810	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D24)	12/20/27	1.000%(Q)	12,000	0.802%	$ 83,660	$(4,222)	$ 87,882	MSI
Arab Republic of Egypt (D25)	12/20/27	1.000%(Q)	2,000	4.855%	(207,929)	(748)	(207,181)	MSI
Emirate of Abu Dhabi (D25)	12/20/27	1.000%(Q)	2,000	0.276%	45,237	(748)	45,985	MSI
Federation of Malaysia (D25)	12/20/27	1.000%(Q)	3,000	0.251%	70,056	(1,122)	71,178	MSI
Federative Republic of Brazil (D25)	12/20/27	1.000%(Q)	12,000	0.954%	30,311	(4,489)	34,800	MSI
Kingdom of Saudi Arabia (D25)	12/20/27	1.000%(Q)	2,000	0.426%	36,279	(748)	37,027	MSI
People’s Republic of China (D25)	12/20/27	1.000%(Q)	12,000	0.448%	209,124	(4,489)	213,613	MSI
Republic of Argentina (D25)	12/20/27	1.000%(Q)	2,000	17.183%	(720,193)	(748)	(719,445)	MSI
Republic of Chile (D25)	12/20/27	1.000%(Q)	3,000	0.342%	61,928	(1,122)	63,050	MSI
Republic of Colombia (D25)	12/20/27	1.000%(Q)	6,000	1.350%	(54,171)	(2,245)	(51,926)	MSI
Republic of Indonesia (D25)	12/20/27	1.000%(Q)	10,000	0.426%	181,034	(3,741)	184,775	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 315

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D25)	12/20/27	1.000%(Q)	2,000	1.120%	$ (4,668)	$ (748)	$ (3,920)	MSI
Republic of Peru (D25)	12/20/27	1.000%(Q)	3,000	0.499%	47,876	(1,122)	48,998	MSI
Republic of Philippines (D25)	12/20/27	1.000%(Q)	2,000	0.352%	40,647	(748)	41,395	MSI
Republic of South Africa (D25)	12/20/27	1.000%(Q)	11,000	1.162%	(39,407)	(4,115)	(35,292)	MSI
Republic of Turkey (D25)	12/20/27	1.000%(Q)	12,000	1.900%	(297,907)	(4,489)	(293,418)	MSI
State of Qatar (D25)	12/20/27	1.000%(Q)	2,000	0.271%	45,520	(748)	46,268	MSI
Sultanate of Oman (D25)	12/20/27	1.000%(Q)	2,000	0.597%	26,107	(748)	26,855	MSI
United Mexican States (D25)	12/20/27	1.000%(Q)	12,000	0.802%	83,660	(4,489)	88,149	MSI
Arab Republic of Egypt (D26)	06/20/28	1.000%(Q)	900	5.269%	(117,213)	(429)	(116,784)	BARC
Dominican Republic (D26)	06/20/28	1.000%(Q)	900	1.246%	(6,374)	(429)	(5,945)	BARC
Emirate of Abu Dhabi (D26)	06/20/28	1.000%(Q)	900	0.313%	22,077	(429)	22,506	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D26)	06/20/28	1.000%(Q)	1,350	0.296%	$ 33,857	$ (644)	$ 34,501	BARC
Federative Republic of Brazil (D26)	06/20/28	1.000%(Q)	4,500	1.123%	(13,296)	(2,146)	(11,150)	BARC
Kingdom of Bahrain (D26)	06/20/28	1.000%(Q)	900	1.532%	(14,880)	(429)	(14,451)	BARC
Kingdom of Saudi Arabia (D26)	06/20/28	1.000%(Q)	1,800	0.484%	33,579	(859)	34,438	BARC
People’s Republic of China (D26)	06/20/28	1.000%(Q)	4,500	0.500%	81,343	(2,146)	83,489	BARC
Republic of Argentina (D26)	06/20/28	1.000%(Q)	900	17.234%	(352,929)	(429)	(352,500)	BARC
Republic of Chile (D26)	06/20/28	1.000%(Q)	2,250	0.411%	47,646	(1,073)	48,719	BARC
Republic of Colombia (D26)	06/20/28	1.000%(Q)	3,150	1.576%	(56,700)	(1,502)	(55,198)	BARC
Republic of Indonesia (D26)	06/20/28	1.000%(Q)	4,050	0.508%	72,208	(1,932)	74,140	BARC
Republic of Panama (D26)	06/20/28	1.000%(Q)	900	1.306%	(8,170)	(429)	(7,741)	BARC
Republic of Peru (D26)	06/20/28	1.000%(Q)	1,350	0.583%	20,641	(644)	21,285	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund 317

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D26)	06/20/28	1.000%(Q)	1,350	0.429%	$ 27,721	$ (644)	$ 28,365	BARC
Republic of South Africa (D26)	06/20/28	1.000%(Q)	4,500	1.375%	(51,127)	(2,146)	(48,981)	BARC
Republic of Turkey (D26)	06/20/28	1.000%(Q)	4,500	2.117%	(160,306)	(2,146)	(158,160)	BARC
State of Qatar (D26)	06/20/28	1.000%(Q)	900	0.309%	22,221	(429)	22,650	BARC
Sultanate of Oman (D26)	06/20/28	1.000%(Q)	900	0.719%	9,600	(429)	10,029	BARC
United Mexican States (D26)	06/20/28	1.000%(Q)	4,500	0.932%	15,503	(2,146)	17,649	BARC
Arab Republic of Egypt (D27)	06/20/27	1.000%(Q)	1,000	4.606%	(83,649)	(1,322)	(82,327)	BOA
Emirate of Abu Dhabi (D27)	06/20/27	1.000%(Q)	1,000	0.259%	19,783	(1,322)	21,105	BOA
Federation of Malaysia (D27)	06/20/27	1.000%(Q)	1,500	0.226%	30,927	(1,983)	32,910	BOA
Federative Republic of Brazil (D27)	06/20/27	1.000%(Q)	6,000	0.858%	28,195	(7,930)	36,125	BOA
Kingdom of Saudi Arabia (D27)	06/20/27	1.000%(Q)	1,000	0.386%	16,589	(1,322)	17,911	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D27)	06/20/27	1.000%(Q)	6,000	0.414%	$ 95,040	$(7,930)	$ 102,970	BOA
Republic of Argentina (D27)	06/20/27	1.000%(Q)	1,000	16.446%	(309,179)	(1,322)	(307,857)	BOA
Republic of Chile (D27)	06/20/27	1.000%(Q)	1,500	0.305%	27,955	(1,983)	29,938	BOA
Republic of Colombia (D27)	06/20/27	1.000%(Q)	3,000	1.205%	(11,802)	(3,965)	(7,837)	BOA
Republic of Indonesia (D27)	06/20/27	1.000%(Q)	4,500	0.381%	75,142	(5,948)	81,090	BOA
Republic of Panama (D27)	06/20/27	1.000%(Q)	1,000	1.008%	956	(1,322)	2,278	BOA
Republic of Peru (D27)	06/20/27	1.000%(Q)	1,500	0.442%	22,736	(1,983)	24,719	BOA
Republic of Philippines (D27)	06/20/27	1.000%(Q)	1,000	0.311%	18,457	(1,322)	19,779	BOA
Republic of South Africa (D27)	06/20/27	1.000%(Q)	6,000	1.019%	4,159	(7,930)	12,089	BOA
Republic of Turkey (D27)	06/20/27	1.000%(Q)	6,000	1.722%	(99,887)	(7,930)	(91,957)	BOA
State of Qatar (D27)	06/20/27	1.000%(Q)	1,000	0.244%	20,184	(1,322)	21,506	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 319

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D27)	06/20/27	1.000%(Q)	6,000	0.723%	$ 48,512	$ (7,930)	$ 56,442	BOA
Arab Republic of Egypt (D28)	12/20/28	1.000%(Q)	2,000	5.577%	(309,197)	(2,848)	(306,349)	MSI
Dominican Republic (D28)	12/20/28	1.000%(Q)	2,000	1.393%	(27,195)	(2,848)	(24,347)	MSI
Emirate of Abu Dhabi (D28)	12/20/28	1.000%(Q)	2,000	0.341%	52,799	(2,848)	55,647	MSI
Federal Republic of Nigeria (D28)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(2,848)	(296,421)	MSI
Federation of Malaysia (D28)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(4,272)	84,571	MSI
Federative Republic of Brazil (D28)	12/20/28	1.000%(Q)	9,000	1.250%	(74,286)	(12,816)	(61,470)	MSI
Kingdom of Bahrain (D28)	12/20/28	1.000%(Q)	2,000	1.637%	(45,109)	(2,848)	(42,261)	MSI
Kingdom of Morocco (D28)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(2,848)	24,370	MSI
Kingdom of Saudi Arabia (D28)	12/20/28	1.000%(Q)	4,000	0.529%	76,637	(5,696)	82,333	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D28)	12/20/28	1.000%(Q)	9,000	0.539%	$ 168,382	$(12,816)	$ 181,198	MSI
Republic of Argentina (D28)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(2,848)	(837,237)	MSI
Republic of Chile (D28)	12/20/28	1.000%(Q)	7,000	0.463%	151,877	(9,968)	161,845	MSI
Republic of Colombia (D28)	12/20/28	1.000%(Q)	6,000	1.745%	(159,743)	(8,544)	(151,199)	MSI
Republic of Indonesia (D28)	12/20/28	1.000%(Q)	9,000	0.569%	158,060	(12,816)	170,876	MSI
Republic of Panama (D28)	12/20/28	1.000%(Q)	2,000	1.447%	(31,171)	(2,848)	(28,323)	MSI
Republic of Peru (D28)	12/20/28	1.000%(Q)	3,000	0.646%	43,914	(4,272)	48,186	MSI
Republic of Philippines (D28)	12/20/28	1.000%(Q)	3,000	0.487%	62,220	(4,272)	66,492	MSI
Republic of South Africa (D28)	12/20/28	1.000%(Q)	9,000	1.534%	(169,692)	(12,816)	(156,876)	MSI
Republic of Turkey (D28)	12/20/28	1.000%(Q)	9,000	2.280%	(413,727)	(12,816)	(400,911)	MSI
State of Qatar (D28)	12/20/28	1.000%(Q)	2,000	0.337%	53,157	(2,848)	56,005	MSI
Sultanate of Oman (D28)	12/20/28	1.000%(Q)	2,000	0.811%	16,696	(2,848)	19,544	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 321

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D28)	12/20/28	1.000%(Q)	9,000	1.030%	$ 220	$(12,816)	$ 13,036	MSI
Arab Republic of Egypt (D29)	12/20/28	1.000%(Q)	2,000	5.577%	(309,197)	(981)	(308,216)	MSI
Dominican Republic (D29)	12/20/28	1.000%(Q)	2,000	1.393%	(27,195)	(981)	(26,214)	MSI
Emirate of Abu Dhabi (D29)	12/20/28	1.000%(Q)	2,000	0.341%	52,799	(981)	53,780	MSI
Federal Republic of Nigeria (D29)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(981)	(298,288)	MSI
Federation of Malaysia (D29)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(1,471)	81,770	MSI
Federative Republic of Brazil (D29)	12/20/28	1.000%(Q)	9,000	1.250%	(74,286)	(4,414)	(69,872)	MSI
Kingdom of Bahrain (D29)	12/20/28	1.000%(Q)	2,000	1.637%	(45,109)	(981)	(44,128)	MSI
Kingdom of Morocco (D29)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(981)	22,503	MSI
Kingdom of Saudi Arabia (D29)	12/20/28	1.000%(Q)	4,000	0.529%	76,636	(1,962)	78,598	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D29)	12/20/28	1.000%(Q)	9,000	0.539%	$168,382	$(4,414)	$172,796	MSI
Republic of Argentina (D29)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(981)	(839,104)	MSI
Republic of Chile (D29)	12/20/28	1.000%(Q)	7,000	0.463%	151,877	(3,433)	155,310	MSI
Republic of Colombia (D29)	12/20/28	1.000%(Q)	6,000	1.745%	(159,743)	(2,943)	(156,800)	MSI
Republic of Indonesia (D29)	12/20/28	1.000%(Q)	9,000	0.569%	158,060	(4,414)	162,474	MSI
Republic of Panama (D29)	12/20/28	1.000%(Q)	2,000	1.447%	(31,171)	(981)	(30,190)	MSI
Republic of Peru (D29)	12/20/28	1.000%(Q)	3,000	0.646%	43,915	(1,471)	45,386	MSI
Republic of Philippines (D29)	12/20/28	1.000%(Q)	3,000	0.487%	62,220	(1,471)	63,691	MSI
Republic of South Africa (D29)	12/20/28	1.000%(Q)	9,000	1.534%	(169,691)	(4,414)	(165,277)	MSI
Republic of Turkey (D29)	12/20/28	1.000%(Q)	9,000	2.280%	(413,727)	(4,414)	(409,313)	MSI
State of Qatar (D29)	12/20/28	1.000%(Q)	2,000	0.337%	53,156	(981)	54,137	MSI
Sultanate of Oman (D29)	12/20/28	1.000%(Q)	2,000	0.811%	16,696	(981)	17,677	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 323

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D29)	12/20/28	1.000%(Q)	9,000	1.030%	$ 220	$(4,414)	$ 4,634	MSI
Arab Republic of Egypt (D30)	12/20/28	1.000%(Q)	2,000	5.577%	(309,196)	(1,085)	(308,111)	MSI
Dominican Republic (D30)	12/20/28	1.000%(Q)	2,000	1.393%	(27,194)	(1,085)	(26,109)	MSI
Emirate of Abu Dhabi (D30)	12/20/28	1.000%(Q)	2,000	0.341%	52,800	(1,085)	53,885	MSI
Federal Republic of Nigeria (D30)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(1,085)	(298,184)	MSI
Federation of Malaysia (D30)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(1,628)	81,927	MSI
Federative Republic of Brazil (D30)	12/20/28	1.000%(Q)	9,000	1.250%	(74,285)	(4,884)	(69,401)	MSI
Kingdom of Bahrain (D30)	12/20/28	1.000%(Q)	2,000	1.637%	(45,109)	(1,085)	(44,024)	MSI
Kingdom of Morocco (D30)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(1,085)	22,607	MSI
Kingdom of Saudi Arabia (D30)	12/20/28	1.000%(Q)	4,000	0.529%	76,637	(2,171)	78,808	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D30)	12/20/28	1.000%(Q)	9,000	0.539%	$ 168,382	$(4,884)	$ 173,266	MSI
Republic of Argentina (D30)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(1,085)	(839,000)	MSI
Republic of Chile (D30)	12/20/28	1.000%(Q)	7,000	0.463%	151,877	(3,799)	155,676	MSI
Republic of Colombia (D30)	12/20/28	1.000%(Q)	6,000	1.745%	(159,742)	(3,256)	(156,486)	MSI
Republic of Indonesia (D30)	12/20/28	1.000%(Q)	9,000	0.569%	158,061	(4,884)	162,945	MSI
Republic of Panama (D30)	12/20/28	1.000%(Q)	2,000	1.447%	(31,170)	(1,085)	(30,085)	MSI
Republic of Peru (D30)	12/20/28	1.000%(Q)	3,000	0.646%	43,915	(1,628)	45,543	MSI
Republic of Philippines (D30)	12/20/28	1.000%(Q)	3,000	0.487%	62,220	(1,628)	63,848	MSI
Republic of South Africa (D30)	12/20/28	1.000%(Q)	9,000	1.534%	(169,691)	(4,884)	(164,807)	MSI
Republic of Turkey (D30)	12/20/28	1.000%(Q)	9,000	2.280%	(413,726)	(4,884)	(408,842)	MSI
State of Qatar (D30)	12/20/28	1.000%(Q)	2,000	0.337%	53,157	(1,085)	54,242	MSI
Sultanate of Oman (D30)	12/20/28	1.000%(Q)	2,000	0.811%	16,696	(1,085)	17,781	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 325

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D30)	12/20/28	1.000%(Q)	9,000	1.030%	$ 221	$(4,884)	$ 5,105	MSI
Arab Republic of Egypt (D31)	12/20/28	1.000%(Q)	2,000	5.577%	(309,196)	(1,190)	(308,006)	MSI
Dominican Republic (D31)	12/20/28	1.000%(Q)	2,000	1.393%	(27,194)	(1,190)	(26,004)	MSI
Emirate of Abu Dhabi (D31)	12/20/28	1.000%(Q)	2,000	0.341%	52,799	(1,190)	53,989	MSI
Federal Republic of Nigeria (D31)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(1,190)	(298,079)	MSI
Federation of Malaysia (D31)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(1,785)	82,084	MSI
Federative Republic of Brazil (D31)	12/20/28	1.000%(Q)	9,000	1.250%	(74,286)	(5,356)	(68,930)	MSI
Kingdom of Bahrain (D31)	12/20/28	1.000%(Q)	2,000	1.637%	(45,109)	(1,190)	(43,919)	MSI
Kingdom of Morocco (D31)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(1,190)	22,712	MSI
Kingdom of Saudi Arabia (D31)	12/20/28	1.000%(Q)	4,000	0.529%	76,636	(2,381)	79,017	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D31)	12/20/28	1.000%(Q)	9,000	0.539%	$ 168,382	$(5,356)	$ 173,738	MSI
Republic of Argentina (D31)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(1,190)	(838,895)	MSI
Republic of Chile (D31)	12/20/28	1.000%(Q)	7,000	0.463%	151,877	(4,166)	156,043	MSI
Republic of Colombia (D31)	12/20/28	1.000%(Q)	6,000	1.745%	(159,743)	(3,571)	(156,172)	MSI
Republic of Indonesia (D31)	12/20/28	1.000%(Q)	9,000	0.569%	158,061	(5,356)	163,417	MSI
Republic of Panama (D31)	12/20/28	1.000%(Q)	2,000	1.447%	(31,170)	(1,190)	(29,980)	MSI
Republic of Peru (D31)	12/20/28	1.000%(Q)	3,000	0.646%	43,915	(1,785)	45,700	MSI
Republic of Philippines (D31)	12/20/28	1.000%(Q)	3,000	0.487%	62,220	(1,785)	64,005	MSI
Republic of South Africa (D31)	12/20/28	1.000%(Q)	9,000	1.534%	(169,691)	(5,356)	(164,335)	MSI
Republic of Turkey (D31)	12/20/28	1.000%(Q)	9,000	2.280%	(413,726)	(5,356)	(408,370)	MSI
State of Qatar (D31)	12/20/28	1.000%(Q)	2,000	0.337%	53,157	(1,190)	54,347	MSI
Sultanate of Oman (D31)	12/20/28	1.000%(Q)	2,000	0.811%	16,696	(1,190)	17,886	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 327

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D31)	12/20/28	1.000%(Q)	9,000	1.030%	$ 220	$ (5,356)	$ 5,576	MSI
Arab Republic of Egypt (D32)	12/20/28	1.000%(Q)	2,000	5.577%	(309,197)	(3,233)	(305,964)	MSI
Dominican Republic (D32)	12/20/28	1.000%(Q)	2,000	1.393%	(27,195)	(3,233)	(23,962)	MSI
Emirate of Abu Dhabi (D32)	12/20/28	1.000%(Q)	2,000	0.341%	52,799	(3,233)	56,032	MSI
Federal Republic of Nigeria (D32)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(3,233)	(296,036)	MSI
Federation of Malaysia (D32)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(4,849)	85,148	MSI
Federative Republic of Brazil (D32)	12/20/28	1.000%(Q)	9,000	1.250%	(74,286)	(14,547)	(59,739)	MSI
Kingdom of Bahrain (D32)	12/20/28	1.000%(Q)	2,000	1.637%	(45,110)	(3,233)	(41,877)	MSI
Kingdom of Morocco (D32)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(3,233)	24,755	MSI
Kingdom of Saudi Arabia (D32)	12/20/28	1.000%(Q)	4,000	0.529%	76,637	(6,465)	83,102	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D32)	12/20/28	1.000%(Q)	9,000	0.539%	$ 168,382	$(14,547)	$ 182,929	MSI
Republic of Argentina (D32)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(3,233)	(836,852)	MSI
Republic of Chile (D32)	12/20/28	1.000%(Q)	7,000	0.463%	151,878	(11,314)	163,192	MSI
Republic of Colombia (D32)	12/20/28	1.000%(Q)	6,000	1.745%	(159,743)	(9,698)	(150,045)	MSI
Republic of Indonesia (D32)	12/20/28	1.000%(Q)	9,000	0.569%	158,060	(14,547)	172,607	MSI
Republic of Panama (D32)	12/20/28	1.000%(Q)	2,000	1.447%	(31,171)	(3,233)	(27,938)	MSI
Republic of Peru (D32)	12/20/28	1.000%(Q)	3,000	0.646%	43,914	(4,849)	48,763	MSI
Republic of Philippines (D32)	12/20/28	1.000%(Q)	3,000	0.487%	62,220	(4,849)	67,069	MSI
Republic of South Africa (D32)	12/20/28	1.000%(Q)	9,000	1.534%	(169,692)	(14,547)	(155,145)	MSI
Republic of Turkey (D32)	12/20/28	1.000%(Q)	9,000	2.280%	(413,727)	(14,547)	(399,180)	MSI
State of Qatar (D32)	12/20/28	1.000%(Q)	2,000	0.337%	53,156	(3,233)	56,389	MSI
Sultanate of Oman (D32)	12/20/28	1.000%(Q)	2,000	0.811%	16,695	(3,233)	19,928	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 329

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D32)	12/20/28	1.000%(Q)	9,000	1.030%	$ 220	$(14,547)	$ 14,767	MSI
Arab Republic of Egypt (D33)	12/20/28	1.000%(Q)	2,000	5.577%	(309,197)	(3,343)	(305,854)	MSI
Dominican Republic (D33)	12/20/28	1.000%(Q)	2,000	1.393%	(27,195)	(3,343)	(23,852)	MSI
Emirate of Abu Dhabi (D33)	12/20/28	1.000%(Q)	2,000	0.341%	52,799	(3,343)	56,142	MSI
Federal Republic of Nigeria (D33)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(3,343)	(295,926)	MSI
Federation of Malaysia (D33)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(5,014)	85,313	MSI
Federative Republic of Brazil (D33)	12/20/28	1.000%(Q)	9,000	1.250%	(74,286)	(15,043)	(59,243)	MSI
Kingdom of Bahrain (D33)	12/20/28	1.000%(Q)	2,000	1.637%	(45,110)	(3,343)	(41,767)	MSI
Kingdom of Morocco (D33)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(3,343)	24,865	MSI
Kingdom of Saudi Arabia (D33)	12/20/28	1.000%(Q)	4,000	0.529%	76,636	(6,686)	83,322	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D33)	12/20/28	1.000%(Q)	9,000	0.539%	$ 168,382	$(15,043)	$ 183,425	MSI
Republic of Argentina (D33)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(3,343)	(836,742)	MSI
Republic of Chile (D33)	12/20/28	1.000%(Q)	7,000	0.463%	151,877	(11,700)	163,577	MSI
Republic of Colombia (D33)	12/20/28	1.000%(Q)	6,000	1.745%	(159,742)	(10,028)	(149,714)	MSI
Republic of Indonesia (D33)	12/20/28	1.000%(Q)	9,000	0.569%	158,060	(15,043)	173,103	MSI
Republic of Panama (D33)	12/20/28	1.000%(Q)	2,000	1.447%	(31,171)	(3,343)	(27,828)	MSI
Republic of Peru (D33)	12/20/28	1.000%(Q)	3,000	0.646%	43,915	(5,014)	48,929	MSI
Republic of Philippines (D33)	12/20/28	1.000%(Q)	3,000	0.487%	62,220	(5,014)	67,234	MSI
Republic of South Africa (D33)	12/20/28	1.000%(Q)	9,000	1.534%	(169,692)	(15,043)	(154,649)	MSI
Republic of Turkey (D33)	12/20/28	1.000%(Q)	9,000	2.280%	(413,727)	(15,043)	(398,684)	MSI
State of Qatar (D33)	12/20/28	1.000%(Q)	2,000	0.337%	53,156	(3,343)	56,499	MSI
Sultanate of Oman (D33)	12/20/28	1.000%(Q)	2,000	0.811%	16,695	(3,343)	20,038	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 331

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D33)	12/20/28	1.000%(Q)	9,000	1.030%	$ 220	$(15,043)	$ 15,263	MSI
Arab Republic of Egypt (D34)	12/20/28	1.000%(Q)	2,000	5.577%	(309,197)	(3,675)	(305,522)	CITI
Dominican Republic (D34)	12/20/28	1.000%(Q)	2,000	1.393%	(27,194)	(3,675)	(23,519)	CITI
Emirate of Abu Dhabi (D34)	12/20/28	1.000%(Q)	2,000	0.341%	52,799	(3,675)	56,474	CITI
Federal Republic of Nigeria (D34)	12/20/28	1.000%(Q)	2,000	5.395%	(299,269)	(3,675)	(295,594)	CITI
Federation of Malaysia (D34)	12/20/28	1.000%(Q)	3,000	0.331%	80,299	(5,513)	85,812	CITI
Federative Republic of Brazil (D34)	12/20/28	1.000%(Q)	9,000	1.250%	(74,286)	(16,538)	(57,748)	CITI
Kingdom of Bahrain (D34)	12/20/28	1.000%(Q)	2,000	1.637%	(45,109)	(3,675)	(41,434)	CITI
Kingdom of Morocco (D34)	12/20/28	1.000%(Q)	2,000	0.748%	21,522	(3,675)	25,197	CITI
Kingdom of Saudi Arabia (D34)	12/20/28	1.000%(Q)	4,000	0.529%	76,637	(7,350)	83,987	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D34)	12/20/28	1.000%(Q)	9,000	0.539%	$ 168,382	$(16,538)	$ 184,920	CITI
Republic of Argentina (D34)	12/20/28	1.000%(Q)	2,000	17.273%	(840,085)	(3,675)	(836,410)	CITI
Republic of Chile (D34)	12/20/28	1.000%(Q)	7,000	0.463%	151,877	(12,863)	164,740	CITI
Republic of Colombia (D34)	12/20/28	1.000%(Q)	6,000	1.745%	(159,742)	(11,025)	(148,717)	CITI
Republic of Indonesia (D34)	12/20/28	1.000%(Q)	9,000	0.569%	158,061	(16,538)	174,599	CITI
Republic of Panama (D34)	12/20/28	1.000%(Q)	2,000	1.447%	(31,171)	(3,675)	(27,496)	CITI
Republic of Peru (D34)	12/20/28	1.000%(Q)	3,000	0.646%	43,914	(5,513)	49,427	CITI
Republic of Philippines (D34)	12/20/28	1.000%(Q)	3,000	0.487%	62,219	(5,513)	67,732	CITI
Republic of South Africa (D34)	12/20/28	1.000%(Q)	9,000	1.534%	(169,691)	(16,538)	(153,153)	CITI
Republic of Turkey (D34)	12/20/28	1.000%(Q)	9,000	2.280%	(413,726)	(16,538)	(397,188)	CITI
State of Qatar (D34)	12/20/28	1.000%(Q)	2,000	0.337%	53,157	(3,675)	56,832	CITI
Sultanate of Oman (D34)	12/20/28	1.000%(Q)	2,000	0.811%	16,696	(3,675)	20,371	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 333

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D34)	12/20/28	1.000%(Q)	9,000	1.030%	$ 220	$(16,538)	$ 16,758	CITI
ADT Security Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.282%	1,237	(161)	1,398	CITI
AES Corp. (The) (D37)	12/20/24	0.250%(Q)	5,000	0.124%	2,323	(161)	2,484	CITI
Ally Financial, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.427%	245	(161)	406	CITI
Alstom SA (D37)	12/20/24	0.250%(Q)	5,000	0.187%	1,888	(161)	2,049	CITI
American Axle & Manufacturing, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.831%	(2,527)	(161)	(2,366)	CITI
Amkor Technology, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.161%	2,065	(161)	2,226	CITI
Anglo American PLC (D37)	12/20/24	0.250%(Q)	5,000	0.174%	1,978	(161)	2,139	CITI
Anywhere Real Estate Group LLC (D37)	12/20/24	0.250%(Q)	5,000	5.547%	(34,689)	(161)	(34,528)	CITI
Apache Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.197%	1,824	(161)	1,985	CITI
ArcelorMittal SA (D37)	12/20/24	0.250%(Q)	5,000	0.240%	1,528	(161)	1,689	CITI
Arrow Electronics, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.092%	2,539	(161)	2,700	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ashland LLC (D37)	12/20/24	0.250%(Q)	5,000	0.148%	$ 2,155	$(161)	$ 2,316	CITI
AT&T, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.239%	1,536	(161)	1,697	CITI
Avient Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.228%	1,609	(161)	1,770	CITI
Avis Budget Group, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.944%	(3,306)	(161)	(3,145)	CITI
Avnet, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.112%	2,408	(161)	2,569	CITI
Bath & Body Works, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.430%	220	(161)	381	CITI
Beazer Homes USA, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.175%	1,974	(161)	2,135	CITI
Best Buy Co., Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.109%	2,426	(161)	2,587	CITI
Boeing Co. (D37)	12/20/24	0.250%(Q)	5,000	0.361%	696	(161)	857	CITI
Boyd Gaming Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.184%	1,913	(161)	2,074	CITI
British Telecommunications PLC (D37)	12/20/24	0.250%(Q)	5,000	0.105%	2,451	(161)	2,612	CITI
Calpine Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.361%	696	(161)	857	CITI
CCO Holdings LLC (D37)	12/20/24	0.250%(Q)	5,000	0.507%	(308)	(161)	(147)	CITI
Cleveland-Cliffs, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.405%	395	(161)	556	CITI
CMA CGM SA (D37)	12/20/24	0.250%(Q)	5,000	0.693%	(1,585)	(161)	(1,424)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 335

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CNH Industrial NV (D37)	12/20/24	0.250%(Q)	5,000	0.281%	$ 1,243	$(161)	$ 1,404	CITI
Constellium SE (D37)	12/20/24	0.250%(Q)	5,000	1.253%	(5,422)	(161)	(5,261)	CITI
Darden Restaurants, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.090%	2,559	(161)	2,720	CITI
DaVita, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.225%	1,632	(161)	1,793	CITI
Dell, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.085%	2,587	(161)	2,748	CITI
Delta Air Lines, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.257%	1,409	(161)	1,570	CITI
Devon Energy Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.148%	2,155	(161)	2,316	CITI
DISH DBS Corp. (D37)	12/20/24	0.250%(Q)	5,000	11.823%	(77,076)	(161)	(76,915)	CITI
DXC Technology Co. (D37)	12/20/24	0.250%(Q)	5,000	0.175%	1,971	(161)	2,132	CITI
Ford Motor Co. (D37)	12/20/24	0.250%(Q)	5,000	0.228%	1,606	(161)	1,767	CITI
Freeport-McMoRan, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.100%	2,486	(161)	2,647	CITI
Gap, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.332%	894	(161)	1,055	CITI
General Electric Co. (D37)	12/20/24	0.250%(Q)	5,000	0.057%	2,785	(161)	2,946	CITI
General Motors Co. (D37)	12/20/24	0.250%(Q)	5,000	0.177%	1,960	(161)	2,121	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
GKN Holdings Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.180%	$ 1,937	$(161)	$ 2,098	CITI
Goodyear Tire & Rubber Co. (The) (D37)	12/20/24	0.250%(Q)	5,000	0.592%	(887)	(161)	(726)	CITI
Halliburton Co. (D37)	12/20/24	0.250%(Q)	5,000	0.080%	2,625	(161)	2,786	CITI
Hapag-Lloyd AG (D37)	12/20/24	0.250%(Q)	5,000	0.607%	(992)	(161)	(831)	CITI
HCA, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.091%	2,551	(161)	2,712	CITI
HeidelbergCement AG (D37)	12/20/24	0.250%(Q)	5,000	0.170%	2,003	(161)	2,164	CITI
Hess Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.076%	2,652	(161)	2,813	CITI
Howmet Aerospace, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.152%	2,131	(161)	2,292	CITI
HP, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.084%	2,598	(161)	2,759	CITI
International Game Technology PLC (D37)	12/20/24	0.250%(Q)	5,000	0.160%	2,072	(161)	2,233	CITI
Iron Mountain, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.195%	1,833	(161)	1,994	CITI
ITV PLC (D37)	12/20/24	0.250%(Q)	5,000	0.167%	2,030	(161)	2,191	CITI
KB Home (D37)	12/20/24	0.250%(Q)	5,000	0.168%	2,017	(161)	2,178	CITI
Kohl’s Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.780%	(2,179)	(161)	(2,018)	CITI
Kraft Heinz Foods Co. (D37)	12/20/24	0.250%(Q)	5,000	0.087%	2,578	(161)	2,739	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 337

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ladbrokes Coral Group Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.419%	$ 295	$(161)	$ 456	CITI
Lamb Weston Holdings, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.188%	1,880	(161)	2,041	CITI
Lanxess AG (D37)	12/20/24	0.250%(Q)	5,000	0.357%	720	(161)	881	CITI
Lennar Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.161%	2,067	(161)	2,228	CITI
Liberty Interactive LLC (D37)	12/20/24	0.250%(Q)	5,000	6.089%	(38,457)	(161)	(38,296)	CITI
Lumen Technologies, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.636%	(1,191)	(161)	(1,030)	CITI
Macy’s, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.852%	(2,673)	(161)	(2,512)	CITI
Marks & Spencer PLC (D37)	12/20/24	0.250%(Q)	5,000	0.188%	1,886	(161)	2,047	CITI
Matterhorn Telecom Holding SA (D37)	12/20/24	0.250%(Q)	5,000	0.421%	283	(161)	444	CITI
MDC Holdings, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.073%	2,669	(161)	2,830	CITI
MGM Resorts International (D37)	12/20/24	0.250%(Q)	5,000	0.368%	648	(161)	809	CITI
Netflix, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.063%	2,738	(161)	2,899	CITI
New Albertsons, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.204%	1,776	(161)	1,937	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Next PLC (D37)	12/20/24	0.250%(Q)	5,000	0.103%	$ 2,468	$(161)	$ 2,629	CITI
Nokia OYJ (D37)	12/20/24	0.250%(Q)	5,000	0.130%	2,278	(161)	2,439	CITI
Nordstrom, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.932%	(3,219)	(161)	(3,058)	CITI
NRG Energy, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.369%	637	(161)	798	CITI
Olin Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.236%	1,555	(161)	1,716	CITI
Optics Bidco SpA (D37)	12/20/24	0.250%(Q)	2,500	0.446%	55	(667)	722	CITI
Oracle Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.101%	2,482	(161)	2,643	CITI
Paramount Global (D37)	12/20/24	0.250%(Q)	5,000	0.132%	2,270	(161)	2,431	CITI
Pearson PLC (D37)	12/20/24	0.250%(Q)	5,000	0.080%	2,623	(161)	2,784	CITI
Petroleo Brasileiro SA (D37)	12/20/24	0.250%(Q)	5,000	0.338%	850	(161)	1,011	CITI
Premier Foods Finance PLC (D37)	12/20/24	0.250%(Q)	5,000	0.657%	(1,337)	(161)	(1,176)	CITI
Rexel SA (D37)	12/20/24	0.250%(Q)	5,000	0.222%	1,651	(161)	1,812	CITI
Sirius XM Radio, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.399%	435	(161)	596	CITI
Teck Resources Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.109%	2,425	(161)	2,586	CITI
TEGNA, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.388%	510	(161)	671	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 339

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telecom Italia SpA (D37)	12/20/24	0.250%(Q)	2,500	0.534%	$(247)	$(80)	$(167)	CITI
Telefonaktiebolaget LM Ericsson (D37)	12/20/24	0.250%(Q)	5,000	0.127%	2,302	(161)	2,463	CITI
Tenet Healthcare Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.199%	1,810	(161)	1,971	CITI
Tesla, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.227%	1,615	(161)	1,776	CITI
Teva Pharmaceutical Industries Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.248%	1,468	(161)	1,629	CITI
T-Mobile USA, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.143%	2,195	(161)	2,356	CITI
Unibail-Rodamco-Westfield SE (D37)	12/20/24	0.250%(Q)	5,000	0.191%	1,859	(161)	2,020	CITI
Unisys Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.802%	(2,327)	(161)	(2,166)	CITI
United Rentals North America, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.165%	2,042	(161)	2,203	CITI
Universal Health Services, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.187%	1,888	(161)	2,049	CITI
Univision Communications, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.522%	(412)	(161)	(251)	CITI
UPC Holding BV (D37)	12/20/24	0.250%(Q)	5,000	0.430%	225	(161)	386	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.191%	$1,865	$(161)	$2,026	CITI
Virgin Media Finance PLC (D37)	12/20/24	0.250%(Q)	5,000	0.874%	(2,822)	(161)	(2,661)	CITI
Whirlpool Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.142%	2,197	(161)	2,358	CITI
Xerox Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.969%	(3,475)	(161)	(3,314)	CITI
Yum! Brands, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.224%	1,637	(161)	1,798	CITI
Ziggo Bond Co. BV (D37)	12/20/24	0.250%(Q)	5,000	0.756%	(2,012)	(161)	(1,851)	CITI
Adecco Group AG (D38)	12/20/24	0.250%(Q)	5,000	0.243%	1,503	(161)	1,664	CITI
AES Corp. (The) (D38)	12/20/24	0.250%(Q)	5,000	0.124%	2,323	(161)	2,484	CITI
Ally Financial, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.427%	245	(161)	406	CITI
Alstom SA (D38)	12/20/24	0.250%(Q)	5,000	0.187%	1,888	(161)	2,049	CITI
American Axle & Manufacturing, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.831%	(2,527)	(161)	(2,366)	CITI
Amkor Technology, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.161%	2,065	(161)	2,226	CITI
Anglo American PLC (D38)	12/20/24	0.250%(Q)	5,000	0.174%	1,978	(161)	2,139	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 341

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Anheuser-Busch InBev SA (D38)	12/20/24	0.250%(Q)	5,000	0.125%	$2,315	$(161)	$2,476	CITI
Apache Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.197%	1,824	(161)	1,985	CITI
ArcelorMittal SA (D38)	12/20/24	0.250%(Q)	5,000	0.240%	1,528	(161)	1,689	CITI
Arrow Electronics, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.092%	2,539	(161)	2,700	CITI
Ashland LLC (D38)	12/20/24	0.250%(Q)	5,000	0.148%	2,155	(161)	2,316	CITI
AT&T, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.239%	1,536	(161)	1,697	CITI
Avient Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.228%	1,609	(161)	1,770	CITI
Avnet, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.112%	2,408	(161)	2,569	CITI
Bayer AG (D38)	12/20/24	0.250%(Q)	5,000	0.243%	1,507	(161)	1,668	CITI
Best Buy Co., Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.109%	2,426	(161)	2,587	CITI
Block Financial LLC (D38)	12/20/24	0.250%(Q)	5,000	0.163%	2,052	(161)	2,213	CITI
Boeing Co. (D38)	12/20/24	0.250%(Q)	5,000	0.361%	696	(161)	857	CITI
Boyd Gaming Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.184%	1,913	(161)	2,074	CITI
British Telecommunications PLC (D38)	12/20/24	0.250%(Q)	5,000	0.105%	2,451	(161)	2,612	CITI
CCO Holdings LLC (D38)	12/20/24	0.250%(Q)	5,000	0.507%	(308)	(161)	(147)	CITI
Centrica PLC (D38)	12/20/24	0.250%(Q)	5,000	0.125%	2,314	(161)	2,475	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Cleveland-Cliffs, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.405%	$395	$(161)	$556	CITI
CMA CGM SA (D38)	12/20/24	0.250%(Q)	5,000	0.693%	(1,585)	(161)	(1,424)	CITI
CNH Industrial NV (D38)	12/20/24	0.250%(Q)	5,000	0.281%	1,243	(161)	1,404	CITI
Darden Restaurants, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.090%	2,559	(161)	2,720	CITI
Dell, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.085%	2,587	(161)	2,748	CITI
Devon Energy Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.148%	2,155	(161)	2,316	CITI
Dow Chemical Co. (The) (D38)	12/20/24	0.250%(Q)	5,000	0.093%	2,538	(161)	2,699	CITI
DXC Technology Co. (D38)	12/20/24	0.250%(Q)	5,000	0.175%	1,971	(161)	2,132	CITI
Expedia Group, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.095%	2,521	(161)	2,682	CITI
Ford Motor Co. (D38)	12/20/24	0.250%(Q)	5,000	0.228%	1,606	(161)	1,767	CITI
Freeport-McMoRan, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.100%	2,486	(161)	2,647	CITI
General Electric Co. (D38)	12/20/24	0.250%(Q)	5,000	0.057%	2,785	(161)	2,946	CITI
General Motors Co. (D38)	12/20/24	0.250%(Q)	5,000	0.177%	1,960	(161)	2,121	CITI
GKN Holdings Ltd. (D38)	12/20/24	0.250%(Q)	5,000	0.180%	1,937	(161)	2,098	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 343

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D38)	12/20/24	0.250%(Q)	5,000	0.592%	$(887)	$(161)	$(726)	CITI
Halliburton Co. (D38)	12/20/24	0.250%(Q)	5,000	0.080%	2,625	(161)	2,786	CITI
Hapag-Lloyd AG (D38)	12/20/24	0.250%(Q)	5,000	0.607%	(992)	(161)	(831)	CITI
HCA, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.091%	2,551	(161)	2,712	CITI
Holcim AG (D38)	12/20/24	0.250%(Q)	5,000	0.137%	2,234	(161)	2,395	CITI
Howmet Aerospace, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.152%	2,131	(161)	2,292	CITI
HP, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.084%	2,598	(161)	2,759	CITI
Iron Mountain, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.195%	1,833	(161)	1,994	CITI
ITV PLC (D38)	12/20/24	0.250%(Q)	5,000	0.167%	2,030	(161)	2,191	CITI
J Sainsbury PLC (D38)	12/20/24	0.250%(Q)	5,000	0.125%	2,314	(161)	2,475	CITI
KB Home (D38)	12/20/24	0.250%(Q)	5,000	0.168%	2,017	(161)	2,178	CITI
Koninklijke KPN NV (D38)	12/20/24	0.250%(Q)	5,000	0.071%	2,687	(161)	2,848	CITI
Koninklijke Philips NV (D38)	12/20/24	0.250%(Q)	5,000	0.091%	2,552	(161)	2,713	CITI
Kraft Heinz Foods Co. (D38)	12/20/24	0.250%(Q)	5,000	0.087%	2,578	(161)	2,739	CITI
Lamb Weston Holdings, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.188%	1,880	(161)	2,041	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Lanxess AG (D38)	12/20/24	0.250%(Q)	5,000	0.357%	$720	$(161)	$881	CITI
Lennar Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.161%	2,067	(161)	2,228	CITI
Macy’s, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.852%	(2,673)	(161)	(2,512)	CITI
Marks & Spencer PLC (D38)	12/20/24	0.250%(Q)	5,000	0.188%	1,886	(161)	2,047	CITI
Marriott International, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.141%	2,202	(161)	2,363	CITI
Matterhorn Telecom Holding SA (D38)	12/20/24	0.250%(Q)	5,000	0.421%	283	(161)	444	CITI
MDC Holdings, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.073%	2,669	(161)	2,830	CITI
Meritor, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.101%	2,480	(161)	2,641	CITI
Motorola Solutions, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.043%	2,877	(161)	3,038	CITI
Netflix, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.063%	2,738	(161)	2,899	CITI
New Albertsons, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.204%	1,776	(161)	1,937	CITI
Next PLC (D38)	12/20/24	0.250%(Q)	5,000	0.103%	2,468	(161)	2,629	CITI
Nokia OYJ (D38)	12/20/24	0.250%(Q)	5,000	0.130%	2,278	(161)	2,439	CITI
Nordstrom, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.932%	(3,219)	(161)	(3,058)	CITI
NRG Energy, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.369%	637	(161)	798	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 345

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Olin Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.236%	$1,555	$(161)	$1,716	CITI
Optics Bidco SpA (D38)	12/20/24	0.250%(Q)	2,500	0.446%	55	(667)	722	CITI
Oracle Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.101%	2,482	(161)	2,643	CITI
Paramount Global (D38)	12/20/24	0.250%(Q)	5,000	0.132%	2,270	(161)	2,431	CITI
Pearson PLC (D38)	12/20/24	0.250%(Q)	5,000	0.080%	2,623	(161)	2,784	CITI
Petroleo Brasileiro SA (D38)	12/20/24	0.250%(Q)	5,000	0.338%	850	(161)	1,011	CITI
Premier Foods Finance PLC (D38)	12/20/24	0.250%(Q)	5,000	0.657%	(1,337)	(161)	(1,176)	CITI
Publicis Groupe SA (D38)	12/20/24	0.250%(Q)	5,000	0.070%	2,691	(161)	2,852	CITI
RELX PLC (D38)	12/20/24	0.250%(Q)	5,000	0.061%	2,753	(161)	2,914	CITI
Rexel SA (D38)	12/20/24	0.250%(Q)	5,000	0.222%	1,651	(161)	1,812	CITI
SES SA (D38)	12/20/24	0.250%(Q)	5,000	0.538%	(522)	(161)	(361)	CITI
Sherwin-Williams Co. (The) (D38)	12/20/24	0.250%(Q)	5,000	0.087%	2,575	(161)	2,736	CITI
Sirius XM Radio, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.399%	435	(161)	596	CITI
Stora Enso OYJ (D38)	12/20/24	0.250%(Q)	5,000	0.196%	1,826	(161)	1,987	CITI
Teck Resources Ltd. (D38)	12/20/24	0.250%(Q)	5,000	0.109%	2,425	(161)	2,586	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telecom Italia SpA (D38)	12/20/24	0.250%(Q)	2,500	0.534%	$(247)	$(80)	$(167)	CITI
Telefonaktiebolaget LM Ericsson (D38)	12/20/24	0.250%(Q)	5,000	0.127%	2,302	(161)	2,463	CITI
Telefonica SA (D38)	12/20/24	0.250%(Q)	5,000	0.199%	1,805	(161)	1,966	CITI
Tenet Healthcare Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.199%	1,810	(161)	1,971	CITI
Tesco PLC (D38)	12/20/24	0.250%(Q)	5,000	0.079%	2,631	(161)	2,792	CITI
Tesla, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.227%	1,615	(161)	1,776	CITI
Teva Pharmaceutical Industries Ltd. (D38)	12/20/24	0.250%(Q)	5,000	0.248%	1,468	(161)	1,629	CITI
T-Mobile USA, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.143%	2,195	(161)	2,356	CITI
Unisys Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.802%	(2,327)	(161)	(2,166)	CITI
United Rentals North America, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.165%	2,042	(161)	2,203	CITI
Universal Health Services, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.187%	1,888	(161)	2,049	CITI
Univision Communications, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.522%	(412)	(161)	(251)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 347

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
UPC Holding BV (D38)	12/20/24	0.250%(Q)	5,000	0.430%	$225	$(161)	$386	CITI
Verizon Communications, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.191%	1,865	(161)	2,026	CITI
Virgin Media Finance PLC (D38)	12/20/24	0.250%(Q)	5,000	0.874%	(2,822)	(161)	(2,661)	CITI
Whirlpool Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.142%	2,197	(161)	2,358	CITI
WPP Ltd. (D38)	12/20/24	0.250%(Q)	5,000	0.132%	2,269	(161)	2,430	CITI
Xerox Corp. (D38)	12/20/24	0.250%(Q)	5,000	0.969%	(3,475)	(161)	(3,314)	CITI
Yum! Brands, Inc. (D38)	12/20/24	0.250%(Q)	5,000	0.224%	1,637	(161)	1,798	CITI
Advanced Micro Devices, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.071%	3,390	(38)	3,428	CITI
Altice Finco SA (D39)	12/20/24	0.250%(Q)	6,316	4.450%	(34,407)	(38)	(34,369)	CITI
Altice France SA (D39)	12/20/24	0.250%(Q)	6,316	24.836%	(205,566)	(38)	(205,528)	CITI
American Express Co. (D39)	12/20/24	0.250%(Q)	6,316	0.060%	3,490	(38)	3,528	CITI
Anglo American PLC (D39)	12/20/24	0.250%(Q)	6,316	0.174%	2,498	(38)	2,536	CITI
ArcelorMittal SA (D39)	12/20/24	0.250%(Q)	6,316	0.240%	1,929	(38)	1,967	CITI
Ardagh Packaging Finance PLC (D39)	12/20/24	0.250%(Q)	6,316	24.329%	(202,215)	(38)	(202,177)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
AT&T, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.239%	$1,940	$(38)	$1,978	CITI
Avis Budget Group, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.944%	(4,176)	(38)	(4,138)	CITI
Ball Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.212%	2,168	(38)	2,206	CITI
Bank of America Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.211%	2,181	(38)	2,219	CITI
Barclays Bank PLC (D39)	12/20/24	0.250%(Q)	6,316	0.217%	2,128	(38)	2,166	CITI
Berkshire Hathaway, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.026%	3,780	(38)	3,818	CITI
BNP Paribas SA (D39)	12/20/24	0.250%(Q)	6,316	0.311%	1,315	(38)	1,353	CITI
British Telecommunications PLC (D39)	12/20/24	0.250%(Q)	6,316	0.105%	3,096	(38)	3,134	CITI
CCO Holdings LLC (D39)	12/20/24	0.250%(Q)	6,316	0.507%	(389)	(38)	(351)	CITI
Cellnex Telecom SA (D39)	12/20/24	0.250%(Q)	6,316	0.142%	2,780	(38)	2,818	CITI
Cisco Systems, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.042%	3,644	(38)	3,682	CITI
CMA CGM SA (D39)	12/20/24	0.250%(Q)	6,316	0.693%	(2,002)	(38)	(1,964)	CITI
Comcast Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.085%	3,275	(38)	3,313	CITI
Commerzbank AG (D39)	12/20/24	0.250%(Q)	6,316	0.177%	2,471	(38)	2,509	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 349

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Constellium SE (D39)	12/20/24	0.250%(Q)	6,316	1.253%	$(6,849)	$(38)	$(6,811)	CITI
Continental AG (D39)	12/20/24	0.250%(Q)	6,316	0.180%	2,451	(38)	2,489	CITI
Cox Communications, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.067%	3,425	(38)	3,463	CITI
Dell, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.085%	3,268	(38)	3,306	CITI
Deutsche Lufthansa AG (D39)	12/20/24	0.250%(Q)	6,316	0.295%	1,454	(38)	1,492	CITI
Devon Energy Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.148%	2,722	(38)	2,760	CITI
Elis SA (D39)	12/20/24	0.250%(Q)	6,316	0.159%	2,628	(38)	2,666	CITI
Elo SA (D39)	12/20/24	0.250%(Q)	6,316	1.739%	(11,046)	(38)	(11,008)	CITI
Expedia Group, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.095%	3,184	(38)	3,222	CITI
Faurecia SE (D39)	12/20/24	0.250%(Q)	6,316	0.948%	(4,204)	(38)	(4,166)	CITI
Ford Motor Co. (D39)	12/20/24	0.250%(Q)	6,316	0.228%	2,028	(38)	2,066	CITI
Ford Motor Co. (D39)	12/20/24	0.250%(Q)	6,316	0.270%	1,664	(38)	1,702	CITI
General Electric Co. (D39)	12/20/24	0.250%(Q)	6,316	0.057%	3,518	(38)	3,556	CITI
General Motors Co. (D39)	12/20/24	0.250%(Q)	6,316	0.177%	2,476	(38)	2,514	CITI
Genworth Holdings, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.208%	2,203	(38)	2,241	CITI
GKN Holdings Ltd. (D39)	12/20/24	0.250%(Q)	6,316	0.180%	2,447	(38)	2,485	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Glencore International AG (D39)	12/20/24	0.250%(Q)	6,316	0.264%	$1,721	$(38)	$1,759	CITI
Goldman Sachs Group, Inc. (The) (D39)	12/20/24	0.250%(Q)	6,316	0.236%	1,962	(38)	2,000	CITI
Goodyear Tire & Rubber Co. (The) (D39)	12/20/24	0.250%(Q)	6,316	0.592%	(1,121)	(38)	(1,083)	CITI
Hapag-Lloyd AG (D39)	12/20/24	0.250%(Q)	6,316	0.607%	(1,253)	(38)	(1,215)	CITI
HCA, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.091%	3,222	(38)	3,260	CITI
HeidelbergCement AG (D39)	12/20/24	0.250%(Q)	6,316	0.170%	2,530	(38)	2,568	CITI
HP, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.084%	3,282	(38)	3,320	CITI
INEOS Group Holdings SA (D39)	12/20/24	0.250%(Q)	6,316	0.312%	1,299	(38)	1,337	CITI
International Business Machines Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.057%	3,518	(38)	3,556	CITI
ITV PLC (D39)	12/20/24	0.250%(Q)	6,316	0.167%	2,564	(38)	2,602	CITI
J Sainsbury PLC (D39)	12/20/24	0.250%(Q)	6,316	0.125%	2,922	(38)	2,960	CITI
Jaguar Land Rover Automotive PLC (D39)	12/20/24	0.250%(Q)	6,316	0.402%	525	(38)	563	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 351

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
JPMorgan Chase & Co. (D39)	12/20/24	0.250%(Q)	6,316	0.174%	$2,495	$(38)	$2,533	CITI
Koninklijke KPN NV (D39)	12/20/24	0.250%(Q)	6,316	0.071%	3,394	(38)	3,432	CITI
Kraft Heinz Foods Co. (D39)	12/20/24	0.250%(Q)	6,316	0.087%	3,256	(38)	3,294	CITI
Marks & Spencer PLC (D39)	12/20/24	0.250%(Q)	6,316	0.188%	2,382	(38)	2,420	CITI
Marriott International, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.141%	2,782	(38)	2,820	CITI
McDonald’s Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.082%	3,296	(38)	3,334	CITI
MGIC Investment Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.132%	2,863	(38)	2,901	CITI
Monitchem Holdco 3 SA (D39)	12/20/24	0.250%(Q)	6,316	1.525%	(9,201)	(38)	(9,163)	CITI
Morgan Stanley (D39)	12/20/24	0.250%(Q)	6,316	0.205%	2,227	(38)	2,265	CITI
Naturgy Energy Group SA (D39)	12/20/24	0.250%(Q)	6,316	0.237%	1,957	(38)	1,995	CITI
NatWest Group PLC (D39)	12/20/24	0.250%(Q)	6,316	0.325%	1,193	(38)	1,231	CITI
Netflix, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.063%	3,458	(38)	3,496	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Next PLC (D39)	12/20/24	0.250%(Q)	6,316	0.103%	$3,117	$(38)	$3,155	CITI
Olin Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.236%	1,964	(38)	2,002	CITI
Paramount Global (D39)	12/20/24	0.250%(Q)	6,316	0.132%	2,867	(38)	2,905	CITI
Pfizer, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.070%	3,400	(38)	3,438	CITI
Picard Bondco SA (D39)	12/20/24	0.250%(Q)	6,316	0.598%	(1,178)	(38)	(1,140)	CITI
Premier Foods Finance PLC (D39)	12/20/24	0.250%(Q)	6,316	0.657%	(1,689)	(38)	(1,651)	CITI
Radian Group, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.115%	3,014	(38)	3,052	CITI
Renault SA (D39)	12/20/24	0.250%(Q)	6,316	0.288%	1,509	(38)	1,547	CITI
Reynolds American, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.121%	2,957	(38)	2,995	CITI
Rolls-Royce Holdings PLC (D39)	12/20/24	0.250%(Q)	6,316	0.157%	2,643	(38)	2,681	CITI
Schaeffler AG (D39)	12/20/24	0.250%(Q)	6,316	0.412%	438	(38)	476	CITI
Sealed Air Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.269%	1,673	(38)	1,711	CITI
Societe Generale SA (D39)	12/20/24	0.250%(Q)	6,316	0.382%	692	(38)	730	CITI
Sprint Communications LLC (D39)	12/20/24	0.250%(Q)	6,316	0.161%	2,614	(38)	2,652	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 353

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Stellantis NV (D39)	12/20/24	0.250%(Q)	6,316	0.322%	$1,216	$(38)	$1,254	CITI
TDC Holding A/S (D39)	12/20/24	0.250%(Q)	6,316	0.112%	3,038	(38)	3,076	CITI
Tenet Healthcare Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.199%	2,287	(38)	2,325	CITI
Tesco PLC (D39)	12/20/24	0.250%(Q)	6,316	0.079%	3,324	(38)	3,362	CITI
Tesla, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.227%	2,040	(38)	2,078	CITI
thyssenkrupp AG (D39)	12/20/24	0.250%(Q)	6,316	0.404%	508	(38)	546	CITI
T-Mobile USA, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.143%	2,772	(38)	2,810	CITI
TUI AG (D39)	12/20/24	0.250%(Q)	6,316	0.245%	1,882	(38)	1,920	CITI
Unibail-Rodamco-Westfield SE (D39)	12/20/24	0.250%(Q)	6,316	0.191%	2,348	(38)	2,386	CITI
UniCredit SpA (D39)	12/20/24	0.250%(Q)	6,316	0.331%	1,134	(38)	1,172	CITI
UPC Holding BV (D39)	12/20/24	0.250%(Q)	6,316	0.430%	284	(38)	322	CITI
Valeo SE (D39)	12/20/24	0.250%(Q)	6,316	0.665%	(1,758)	(38)	(1,720)	CITI
Verisure Holding AB (D39)	12/20/24	0.250%(Q)	6,316	0.472%	(88)	(38)	(50)	CITI
Verizon Communications, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.191%	2,355	(38)	2,393	CITI
Virgin Media Finance PLC (D39)	12/20/24	0.250%(Q)	6,316	0.874%	(3,564)	(38)	(3,526)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Volkswagen International Finance N.V. (D39)	12/20/24	0.250%(Q)	6,316	0.346%	$1,004	$(38)	$1,042	CITI
Volvo AB (D39)	12/20/24	0.250%(Q)	6,316	0.514%	(448)	(38)	(410)	CITI
Walt Disney Co. (The) (D39)	12/20/24	0.250%(Q)	6,316	0.065%	3,441	(38)	3,479	CITI
Wells Fargo & Co. (D39)	12/20/24	0.250%(Q)	6,316	0.187%	2,390	(38)	2,428	CITI
Yum! Brands, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.224%	2,068	(38)	2,106	CITI
Advanced Micro Devices, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.071%	3,501	(39)	3,540	CITI
Ally Financial, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.427%	319	(39)	358	CITI
Altice Finco SA (D40)	12/20/24	0.250%(Q)	6,522	4.450%	(35,529)	(39)	(35,490)	CITI
Altice France SA (D40)	12/20/24	0.250%(Q)	6,522	24.836%	(212,269)	(39)	(212,230)	CITI
American Express Co. (D40)	12/20/24	0.250%(Q)	6,522	0.060%	3,605	(39)	3,644	CITI
Anglo American PLC (D40)	12/20/24	0.250%(Q)	6,522	0.174%	2,579	(39)	2,618	CITI
ArcelorMittal SA (D40)	12/20/24	0.250%(Q)	6,522	0.240%	1,993	(39)	2,032	CITI
AT&T, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.239%	2,003	(39)	2,042	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 355

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avis Budget Group, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.944%	$(4,312)	$(39)	$(4,273)	CITI
Ball Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.212%	2,239	(39)	2,278	CITI
Bank of America Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.211%	2,253	(39)	2,292	CITI
Barclays Bank PLC (D40)	12/20/24	0.250%(Q)	6,522	0.217%	2,198	(39)	2,237	CITI
BNP Paribas SA (D40)	12/20/24	0.250%(Q)	6,522	0.311%	1,359	(39)	1,398	CITI
Bouygues SA (D40)	12/20/24	0.250%(Q)	6,522	0.096%	3,276	(39)	3,315	CITI
British Telecommunications PLC (D40)	12/20/24	0.250%(Q)	6,522	0.105%	3,197	(39)	3,236	CITI
CCO Holdings LLC (D40)	12/20/24	0.250%(Q)	6,522	0.507%	(401)	(39)	(362)	CITI
Cellnex Telecom SA (D40)	12/20/24	0.250%(Q)	6,522	0.142%	2,871	(39)	2,910	CITI
CMA CGM SA (D40)	12/20/24	0.250%(Q)	6,522	0.693%	(2,067)	(39)	(2,028)	CITI
Comcast Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.085%	3,382	(39)	3,421	CITI
Commerzbank AG (D40)	12/20/24	0.250%(Q)	6,522	0.177%	2,552	(39)	2,591	CITI
Continental AG (D40)	12/20/24	0.250%(Q)	6,522	0.180%	2,531	(39)	2,570	CITI
Cox Communications, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.067%	3,536	(39)	3,575	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dell, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.085%	$3,375	$(39)	$3,414	CITI
Deutsche Lufthansa AG (D40)	12/20/24	0.250%(Q)	6,522	0.295%	1,501	(39)	1,540	CITI
Devon Energy Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.148%	2,811	(39)	2,850	CITI
Domtar Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.749%	(2,562)	(39)	(2,523)	CITI
Elis SA (D40)	12/20/24	0.250%(Q)	6,522	0.159%	2,714	(39)	2,753	CITI
Elo SA (D40)	12/20/24	0.250%(Q)	6,522	1.739%	(11,406)	(39)	(11,367)	CITI
Expedia Group, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.095%	3,288	(39)	3,327	CITI
Faurecia SE (D40)	12/20/24	0.250%(Q)	6,522	0.948%	(4,341)	(39)	(4,302)	CITI
Ford Motor Co. (D40)	12/20/24	0.250%(Q)	6,522	0.228%	2,094	(39)	2,133	CITI
Ford Motor Co. (D40)	12/20/24	0.250%(Q)	6,522	0.270%	1,718	(39)	1,757	CITI
General Electric Co. (D40)	12/20/24	0.250%(Q)	6,522	0.057%	3,633	(39)	3,672	CITI
General Motors Co. (D40)	12/20/24	0.250%(Q)	6,522	0.177%	2,557	(39)	2,596	CITI
Genworth Holdings, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.208%	2,275	(39)	2,314	CITI
GKN Holdings Ltd. (D40)	12/20/24	0.250%(Q)	6,522	0.180%	2,527	(39)	2,566	CITI
Glencore International AG (D40)	12/20/24	0.250%(Q)	6,522	0.264%	1,777	(39)	1,816	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 357

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goldman Sachs Group, Inc. (The) (D40)	12/20/24	0.250%(Q)	6,522	0.236%	$2,027	$(39)	$2,066	CITI
Goodyear Tire & Rubber Co. (The) (D40)	12/20/24	0.250%(Q)	6,522	0.592%	(1,157)	(39)	(1,118)	CITI
HCA, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.091%	3,327	(39)	3,366	CITI
HeidelbergCement AG (D40)	12/20/24	0.250%(Q)	6,522	0.170%	2,613	(39)	2,652	CITI
HP, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.084%	3,389	(39)	3,428	CITI
INEOS Group Holdings SA (D40)	12/20/24	0.250%(Q)	6,522	0.312%	1,342	(39)	1,381	CITI
International Business Machines Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.057%	3,633	(39)	3,672	CITI
ITV PLC (D40)	12/20/24	0.250%(Q)	6,522	0.167%	2,648	(39)	2,687	CITI
J Sainsbury PLC (D40)	12/20/24	0.250%(Q)	6,522	0.125%	3,018	(39)	3,057	CITI
Jaguar Land Rover Automotive PLC (D40)	12/20/24	0.250%(Q)	6,522	0.402%	543	(39)	582	CITI
JPMorgan Chase & Co. (D40)	12/20/24	0.250%(Q)	6,522	0.174%	2,577	(39)	2,616	CITI
K&S AG (D40)	12/20/24	0.250%(Q)	6,522	0.467%	(44)	(39)	(5)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Koninklijke KPN NV (D40)	12/20/24	0.250%(Q)	6,522	0.071%	$3,505	$(39)	$3,544	CITI
Kraft Heinz Foods Co. (D40)	12/20/24	0.250%(Q)	6,522	0.087%	3,362	(39)	3,401	CITI
Marks & Spencer PLC (D40)	12/20/24	0.250%(Q)	6,522	0.188%	2,460	(39)	2,499	CITI
Marriott International, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.141%	2,873	(39)	2,912	CITI
MGIC Investment Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.132%	2,956	(39)	2,995	CITI
Morgan Stanley (D40)	12/20/24	0.250%(Q)	6,522	0.205%	2,300	(39)	2,339	CITI
Naturgy Energy Group SA (D40)	12/20/24	0.250%(Q)	6,522	0.237%	2,021	(39)	2,060	CITI
NatWest Group PLC (D40)	12/20/24	0.250%(Q)	6,522	0.325%	1,233	(39)	1,272	CITI
Netflix, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.063%	3,571	(39)	3,610	CITI
Next PLC (D40)	12/20/24	0.250%(Q)	6,522	0.103%	3,219	(39)	3,258	CITI
Olin Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.236%	2,028	(39)	2,067	CITI
Paramount Global (D40)	12/20/24	0.250%(Q)	6,522	0.132%	2,961	(39)	3,000	CITI
Pfizer, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.070%	3,511	(39)	3,550	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 359

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Picard Bondco SA (D40)	12/20/24	0.250%(Q)	6,522	0.598%	$(1,216)	$(39)	$(1,177)	CITI
Publicis Groupe SA (D40)	12/20/24	0.250%(Q)	6,522	0.070%	3,510	(39)	3,549	CITI
Radian Group, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.115%	3,112	(39)	3,151	CITI
Renault SA (D40)	12/20/24	0.250%(Q)	6,522	0.288%	1,559	(39)	1,598	CITI
Reynolds American, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.121%	3,053	(39)	3,092	CITI
Rolls-Royce Holdings PLC (D40)	12/20/24	0.250%(Q)	6,522	0.157%	2,730	(39)	2,769	CITI
Schaeffler AG (D40)	12/20/24	0.250%(Q)	6,522	0.412%	453	(39)	492	CITI
Sealed Air Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.269%	1,728	(39)	1,767	CITI
Societe Generale SA (D40)	12/20/24	0.250%(Q)	6,522	0.382%	715	(39)	754	CITI
Sprint Communications LLC (D40)	12/20/24	0.250%(Q)	6,522	0.161%	2,699	(39)	2,738	CITI
Stellantis NV (D40)	12/20/24	0.250%(Q)	6,522	0.322%	1,256	(39)	1,295	CITI
TDC Holding A/S (D40)	12/20/24	0.250%(Q)	6,522	0.112%	3,137	(39)	3,176	CITI
Telefonaktiebolaget LM Ericsson (D40)	12/20/24	0.250%(Q)	6,522	0.127%	3,003	(39)	3,042	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D40)	12/20/24	0.250%(Q)	6,522	0.199%	$2,361	$(39)	$2,400	CITI
Tesco PLC (D40)	12/20/24	0.250%(Q)	6,522	0.079%	3,432	(39)	3,471	CITI
Tesla, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.227%	2,106	(39)	2,145	CITI
thyssenkrupp AG (D40)	12/20/24	0.250%(Q)	6,522	0.404%	525	(39)	564	CITI
T-Mobile USA, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.143%	2,863	(39)	2,902	CITI
TUI AG (D40)	12/20/24	0.250%(Q)	6,522	0.245%	1,943	(39)	1,982	CITI
Unibail-Rodamco-Westfield SE (D40)	12/20/24	0.250%(Q)	6,522	0.191%	2,425	(39)	2,464	CITI
UniCredit SpA (D40)	12/20/24	0.250%(Q)	6,522	0.331%	1,171	(39)	1,210	CITI
Valeo SE (D40)	12/20/24	0.250%(Q)	6,522	0.665%	(1,815)	(39)	(1,776)	CITI
Verisure Holding AB (D40)	12/20/24	0.250%(Q)	6,522	0.472%	(91)	(39)	(52)	CITI
Verizon Communications, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.191%	2,432	(39)	2,471	CITI
Vivendi SE (D40)	12/20/24	0.250%(Q)	6,522	0.155%	2,748	(39)	2,787	CITI
Volkswagen International Finance N.V. (D40)	12/20/24	0.250%(Q)	6,522	0.346%	1,037	(39)	1,076	CITI
Volvo AB (D40)	12/20/24	0.250%(Q)	6,522	0.514%	(462)	(39)	(423)	CITI
Walt Disney Co. (The) (D40)	12/20/24	0.250%(Q)	6,522	0.065%	3,553	(39)	3,592	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 361

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Wells Fargo & Co. (D40)	12/20/24	0.250%(Q)	6,522	0.187%	$2,468	$(39)	$2,507	CITI
Yum! Brands, Inc. (D40)	12/20/24	0.250%(Q)	6,522	0.224%	2,136	(39)	2,175	CITI
Air France-KLM (D41)	12/20/25	0.500%(Q)	13,187	0.565%	(1,899)	(960)	(939)	CITI
Altice Finco SA (D41)	12/20/25	0.500%(Q)	13,187	7.200%	(926,360)	(960)	(925,400)	CITI
Altice France SA (D41)	12/20/25	0.500%(Q)	13,187	24.617%	(2,803,703)	(960)	(2,802,743)	CITI
Anglo American PLC (D41)	12/20/25	0.500%(Q)	13,187	0.200%	51,914	(960)	52,874	CITI
ArcelorMittal SA (D41)	12/20/25	0.500%(Q)	13,187	0.295%	37,843	(960)	38,803	CITI
Ardagh Packaging Finance PLC (D41)	12/20/25	0.500%(Q)	13,187	47.877%	(4,953,377)	(960)	(4,952,417)	CITI
AT&T, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.298%	37,420	(960)	38,380	CITI
Avient Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.278%	40,422	(960)	41,382	CITI
Avis Budget Group, Inc. (D41)	12/20/25	0.500%(Q)	13,187	1.458%	(132,057)	(960)	(131,097)	CITI
Ball Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.247%	44,964	(960)	45,924	CITI
Bank of America Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.289%	38,706	(960)	39,666	CITI
Barclays Bank PLC (D41)	12/20/25	0.500%(Q)	13,187	0.315%	34,924	(960)	35,884	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Beazer Homes USA, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.361%	$28,082	$(960)	$29,042	CITI
BNP Paribas SA (D41)	12/20/25	0.500%(Q)	13,187	0.336%	31,776	(960)	32,736	CITI
British American Tobacco PLC (D41)	12/20/25	0.500%(Q)	13,187	0.161%	57,629	(960)	58,589	CITI
CCO Holdings LLC (D41)	12/20/25	0.500%(Q)	13,187	0.574%	(3,196)	(960)	(2,236)	CITI
Ceconomy AG (D41)	12/20/25	0.500%(Q)	13,187	1.159%	(88,637)	(960)	(87,677)	CITI
Cellnex Telecom SA (D41)	12/20/25	0.500%(Q)	13,187	0.160%	57,839	(960)	58,799	CITI
Clariant AG (D41)	12/20/25	0.500%(Q)	13,187	0.255%	43,782	(960)	44,742	CITI
Commerzbank AG (D41)^	12/20/25	0.500%(Q)	13,187	*	35,016	(960)	35,976	CITI
Constellium SE (D41)	12/20/25	0.500%(Q)	13,187	1.348%	(115,980)	(960)	(115,020)	CITI
Continental AG (D41)	12/20/25	0.500%(Q)	13,187	0.237%	46,426	(960)	47,386	CITI
DaVita, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.303%	36,683	(960)	37,643	CITI
Dell, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.118%	63,942	(960)	64,902	CITI
Deutsche Lufthansa AG (D41)	12/20/25	0.500%(Q)	13,187	0.350%	29,783	(960)	30,743	CITI
Devon Energy Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.276%	40,706	(960)	41,666	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 363

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
eG Global Finance PLC (D41)	12/20/25	0.500%(Q)	13,187	1.136%	$(85,202)	$(960)	$(84,242)	CITI
Elis SA (D41)	12/20/25	0.500%(Q)	13,187	0.203%	51,487	(960)	52,447	CITI
Elo SA (D41)	12/20/25	0.500%(Q)	13,187	2.072%	(220,231)	(960)	(219,271)	CITI
Expedia Group, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.133%	61,841	(960)	62,801	CITI
Ford Motor Co. (D41)	12/20/25	0.500%(Q)	13,187	0.353%	29,295	(960)	30,255	CITI
Ford Motor Co. (D41)	12/20/25	0.500%(Q)	13,187	0.356%	28,912	(960)	29,872	CITI
Forvia SE (D41)	12/20/25	0.500%(Q)	13,187	1.328%	(113,238)	(960)	(112,278)	CITI
General Electric Co. (D41)	12/20/25	0.500%(Q)	13,187	0.089%	68,320	(960)	69,280	CITI
General Motors Co. (D41)	12/20/25	0.500%(Q)	13,187	0.216%	49,516	(960)	50,476	CITI
Genworth Holdings, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.301%	36,959	(960)	37,919	CITI
Glencore International AG (D41)	12/20/25	0.500%(Q)	13,187	0.271%	41,437	(960)	42,397	CITI
Goldman Sachs Group, Inc. (The) (D41)	12/20/25	0.500%(Q)	13,187	0.285%	39,280	(960)	40,240	CITI
Goodyear Tire & Rubber Co. (The) (D41)	12/20/25	0.500%(Q)	13,187	0.682%	(18,955)	(960)	(17,995)	CITI
Grifols SA (D41)	12/20/25	0.500%(Q)	13,187	2.533%	(285,977)	(960)	(285,017)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
HCA, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.144%	$60,157	$(960)	$61,117	CITI
HeidelbergCement AG (D41)	12/20/25	0.500%(Q)	13,187	0.241%	45,871	(960)	46,831	CITI
HP, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.129%	62,320	(960)	63,280	CITI
Iceland Bondco PLC (D41)	12/20/25	0.500%(Q)	13,187	1.548%	(145,144)	(960)	(144,184)	CITI
Intrum AB (D41)	12/20/25	0.500%(Q)	13,187	117.500%	(3,157,474)	(960)	(3,156,514)	CITI
Jaguar Land Rover Automotive PLC (D41)	12/20/25	0.500%(Q)	13,187	0.618%	(9,587)	(960)	(8,627)	CITI
JPMorgan Chase & Co. (D41)	12/20/25	0.500%(Q)	13,187	0.213%	50,018	(960)	50,978	CITI
KB Home (D41)	12/20/25	0.500%(Q)	13,187	0.315%	34,885	(960)	35,845	CITI
Kraft Heinz Foods Co. (D41)	12/20/25	0.500%(Q)	13,187	0.127%	62,674	(960)	63,634	CITI
Loxam SAS (D41)	12/20/25	0.500%(Q)	13,187	1.768%	(177,299)	(960)	(176,339)	CITI
Macy’s, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.862%	(45,302)	(960)	(44,342)	CITI
Marks & Spencer Group PLC (D41)	12/20/25	0.500%(Q)	13,187	0.196%	52,526	(960)	53,486	CITI
Marriott International, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.149%	59,369	(960)	60,329	CITI
MGIC Investment Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.189%	53,500	(960)	54,460	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 365

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Morgan Stanley (D41)	12/20/25	0.500%(Q)	13,187	0.254%	$43,858	$(960)	$44,818	CITI
Naturgy Energy Group SA (D41)	12/20/25	0.500%(Q)	13,187	0.238%	46,193	(960)	47,153	CITI
NatWest Group PLC (D41)	12/20/25	0.500%(Q)	13,187	0.399%	22,563	(960)	23,523	CITI
Nokia OYJ (D41)	12/20/25	0.500%(Q)	13,187	0.155%	58,558	(960)	59,518	CITI
Novafives SAS (D41)	12/20/25	0.500%(Q)	13,187	0.450%	15,079	(960)	16,039	CITI
Olin Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.299%	37,195	(960)	38,155	CITI
Optics Bidco SpA (D41)	12/20/25	0.500%(Q)	6,593	0.450%	7,491	(3,645)	11,136	CITI
Paramount Global (D41)	12/20/25	0.500%(Q)	13,187	0.181%	54,632	(960)	55,592	CITI
Radian Group, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.230%	47,470	(960)	48,430	CITI
Renault SA (D41)	12/20/25	0.500%(Q)	13,187	0.354%	29,100	(960)	30,060	CITI
Rolls-Royce Holdings PLC (D41)	12/20/25	0.500%(Q)	13,187	0.204%	51,219	(960)	52,179	CITI
Schaeffler AG (D41)	12/20/25	0.500%(Q)	13,187	0.532%	2,986	(960)	3,946	CITI
Sealed Air Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.285%	39,379	(960)	40,339	CITI
Societe Generale SA (D41)	12/20/25	0.500%(Q)	13,187	0.489%	9,265	(960)	10,225	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sprint Communications LLC (D41)	12/20/25	0.500%(Q)	13,187	0.220%	$48,981	$(960)	$49,941	CITI
Stellantis NV (D41)	12/20/25	0.500%(Q)	13,187	0.394%	23,212	(960)	24,172	CITI
Stena AB (D41)	12/20/25	0.500%(Q)	13,187	0.544%	1,174	(960)	2,134	CITI
Stonegate Pub Co. Financing PLC (D41)	12/20/25	0.500%(Q)	13,187	0.730%	(26,103)	(960)	(25,143)	CITI
Sunrise HoldCo IV BV (D41)	12/20/25	0.500%(Q)	13,187	0.493%	8,696	(960)	9,656	CITI
Telecom Italia SpA (D41)	12/20/25	0.500%(Q)	6,593	0.552%	21	(480)	501	CITI
Telefonaktiebolaget LM Ericsson (D41)	12/20/25	0.500%(Q)	13,187	0.163%	57,389	(960)	58,349	CITI
Tenet Healthcare Corp. (D41)	12/20/25	0.500%(Q)	13,187	0.246%	45,035	(960)	45,995	CITI
Tesla, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.261%	42,922	(960)	43,882	CITI
Teva Pharmaceutical Industries Ltd. (D41)	12/20/25	0.500%(Q)	13,187	0.385%	24,662	(960)	25,622	CITI
thyssenkrupp AG (D41)	12/20/25	0.500%(Q)	13,187	0.616%	(9,321)	(960)	(8,361)	CITI
T-Mobile USA, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.168%	56,547	(960)	57,507	CITI
TUI AG (D41)	12/20/25	0.500%(Q)	13,187	0.503%	7,278	(960)	8,238	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 367

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Unibail-Rodamco-Westfield SE (D41)	12/20/25	0.500%(Q)	13,187	0.228%	$47,730	$(960)	$48,690	CITI
UniCredit SpA (D41)	12/20/25	0.500%(Q)	13,187	0.387%	24,305	(960)	25,265	CITI
United Group BV (D41)	12/20/25	0.500%(Q)	13,187	0.847%	(43,091)	(960)	(42,131)	CITI
Valeo SE (D41)	12/20/25	0.500%(Q)	13,187	0.734%	(26,574)	(960)	(25,614)	CITI
Verizon Communications, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.279%	40,244	(960)	41,204	CITI
Virgin Media Finance PLC (D41)	12/20/25	0.500%(Q)	13,187	1.127%	(83,964)	(960)	(83,004)	CITI
Volkswagen AG (D41)	12/20/25	0.500%(Q)	13,187	0.404%	21,856	(960)	22,816	CITI
Walt Disney Co. (The) (D41)	12/20/25	0.500%(Q)	13,187	0.184%	54,309	(960)	55,269	CITI
Wells Fargo & Co. (D41)	12/20/25	0.500%(Q)	13,187	0.263%	42,570	(960)	43,530	CITI
Yum! Brands, Inc. (D41)	12/20/25	0.500%(Q)	13,187	0.274%	40,897	(960)	41,857	CITI
Ziggo Bond Co. BV (D41)	12/20/25	0.500%(Q)	13,187	0.942%	(57,002)	(960)	(56,042)	CITI

					$(24,008,088)	$(3,048,759)	$(20,959,329)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)	89,240	$(46,881)	$476	$(47,357)	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)	92,000	(48,331)	(6,810)	(41,521)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)	184,000	$(96,663)	$(13,620)	$(83,043)	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)	184,000	(96,663)	(13,620)	(83,043)	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	23,000	(38,386)	14,009	(52,395)	BOA
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)	184,000	(307,086)	100,337	(407,423)	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)	92,000	(153,543)	58,378	(211,921)	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)	460,000	(767,716)	456,077	(1,223,793)	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)	92,000	(153,543)	73,121	(226,664)	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	92,000	(153,543)	(23,162)	(130,381)	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	(307,087)	12,044	(319,131)	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q)	69,000	(232,035)	12,651	(244,686)	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	13,800	(23,031)	(2,958)	(20,073)	BOA
CDX.EM.39.V1 (D17)	06/20/28	1.000%(Q)	100,000	885,267	43,908	841,359	MSI
CDX.EM.39.V1 (D18)	06/20/28	1.000%(Q)	100,000	885,267	43,908	841,359	BARC
CDX.EM.38.V1 (D19)	12/20/27	1.000%(Q)	100,000	538,546	44,638	493,908	MSI
CDX.EM.38.V1 (D20)	12/20/27	1.000%(Q)	100,000	538,546	59,942	478,604	BARC
CDX.EM.39.V1 (D21)	06/20/28	1.000%(Q)	100,000	885,267	46,131	839,136	MSI
CDX.EM.39.V1 (D22)	06/20/28	1.000%(Q)	100,000	885,268	50,585	834,683	MSI
CDX.EM.39.V1 (D23)	06/20/28	1.000%(Q)	100,000	885,267	111,768	773,499	MSI
CDX.EM.38.V1 (D24)	12/20/27	1.000%(Q)	100,000	538,546	(43,983)	582,529	MSI
CDX.EM.38.V1 (D25)	12/20/27	1.000%(Q)	100,000	538,546	(41,813)	580,359	MSI
CDX.EM.39.V1 (D26)	06/20/28	1.000%(Q)	45,000	398,371	(15,330)	413,701	BARC
CDX.EM.37.V2 (D27)	06/20/27	1.000%(Q)	49,000	103,803	23,130	80,673	BOA
CDX.EM.40.V1 (D28)	12/20/28	1.000%(Q)	100,000	1,539,702	52,462	1,487,240	MSI
CDX.EM.40.V1 (D29)	12/20/28	1.000%(Q)	100,000	1,539,702	(43,880)	1,583,582	MSI
CDX.EM.40.V1 (D30)	12/20/28	1.000%(Q)	100,000	1,539,702	(38,766)	1,578,468	MSI
CDX.EM.40.V1 (D31)	12/20/28	1.000%(Q)	100,000	1,539,702	(33,638)	1,573,340	MSI
CDX.EM.40.V1 (D32)	12/20/28	1.000%(Q)	100,000	1,539,702	66,242	1,473,460	MSI
CDX.EM.40.V1 (D33)	12/20/28	1.000%(Q)	100,000	1,539,702	71,632	1,468,070	MSI
CDX.EM.40.V1 (D34)	12/20/28	1.000%(Q)	100,000	1,539,702	87,884	1,451,818	CITI
CDX.Newport.0-5% (D37)^	12/20/24	0.250%(Q)	25,000	(15,804)	804	(16,608)	CITI
CDX.Newport.10-15% (D37)^	12/20/24	0.250%(Q)	25,000	(16,228)	804	(17,032)	CITI
CDX.Newport.15-100% (D37)^	12/20/24	0.250%(Q)	425,000	(260,537)	(51,574)	(208,963)	CITI
CDX.Newport.5-10% (D37)^	12/20/24	0.250%(Q)	25,000	(14,978)	804	(15,782)	CITI
CDX.Copenhagen.0-5% (D38)^	12/20/24	0.250%(Q)	25,000	157,804	804	157,000	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 369

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Copenhagen.10-15% (D38)^	12/20/24	0.250%(Q)	25,000	$304,478	$804	$303,674	CITI
CDX.Copenhagen.15-100% (D38)^	12/20/24	0.250%(Q)	425,000	(268,973)	13,672	(282,645)	CITI
CDX.Copenhagen.5-10% (D38)^	12/20/24	0.250%(Q)	25,000	(15,687)	804	(16,491)	CITI
CDX.New York.0-5% (D39)^	12/20/24	0.250%(Q)	30,000	421,673	178	421,495	CITI
CDX.New York.10-100% (D39)^	12/20/24	0.250%(Q)	540,000	(323,077)	3,208	(326,285)	CITI
CDX.New York.5-10% (D39)^	12/20/24	0.250%(Q)	30,000	(16,581)	178	(16,759)	CITI
CDX.Zanzibar.0-5% (D40)^	12/20/24	0.250%(Q)	30,000	674,555	178	674,377	CITI
CDX.Zanzibar.10-100% (D40)^	12/20/24	0.250%(Q)	360,000	(221,779)	2,139	(223,918)	CITI
CDX.Zanzibar.15-100% (D40)^	12/20/24	0.250%(Q)	170,000	(105,115)	1,010	(106,125)	CITI
CDX.Zanzibar.5-10% (D40)^	12/20/24	0.250%(Q)	20,000	(12,562)	119	(12,681)	CITI
CDX.Zanzibar.5-15% (D40)^	12/20/24	0.250%(Q)	20,000	(12,055)	119	(12,174)	CITI
CDX.San Jose.0-1% (D41)^	12/20/25	0.500%(Q)	12,000	7,939,408	873	7,938,535	CITI
CDX.San Jose.10-15% (D41)^	12/20/25	0.500%(Q)	60,000	(37,713)	4,367	(42,080)	CITI
CDX.San Jose.1-5% (D41)^	12/20/25	0.500%(Q)	48,000	7,783,919	3,494	7,780,425	CITI
CDX.San Jose.15-100% (D41)^	12/20/25	0.500%(Q)	1,020,000	(4,930,455)	(200,886)	(4,729,569)	CITI
CDX.San Jose.5-10% (D41)^	12/20/25	0.500%(Q)	60,000	361,735	4,367	357,368	CITI

				$26,828,128	$938,009	$25,890,119

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V4 (D05)	12/20/24	1.000%(Q)	42,500	0.820%	$60,051	$(1,107)	$61,158	MSI
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	36,800	0.861%	123,752	(23,596)	147,348	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	4,600	0.861%	15,469	(3,445)	18,914	BOA
CDX.EM.42.V1 (D35)	12/20/29	1.000%(Q)	100,000	1.679%	(2,903,284)	(160,939)	(2,742,345)	GSI
CDX.EM.42.V1 (D36)	12/20/29	1.000%(Q)	100,000	1.679%	(2,903,285)	(170,929)	(2,732,356)	BARC

					$(5,607,297)	$(360,016)	$(5,247,281)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D36). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D37 – D41).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	89,747	*	$129,296	$—	$129,296	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 371

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)	27,300	$5,834,678	$5,800,996	$33,682	GSI
China Development Bank	06/20/29	1.000%(Q)	34,725	(636,728)	(329,266)	(307,462)	JPM
Gazprom PAO	12/20/24	1.000%(Q)	1,200	24,269	37,368	(13,099)	GSI
Gazprom PAO	06/20/27	1.000%(Q)	4,600	1,073,310	1,489,293	(415,983)	JPM
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	34,725	(659,046)	(287,031)	(372,015)	JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)	3,000	47,332	56,545	(9,213)	BARC
Petroleo Brasileiro SA	06/20/29	1.000%(Q)	5,000	109,824	112,646	(2,822)	MSI
Petroleos Mexicanos	03/20/27	1.000%(Q)	20,000	794,918	832,806	(37,888)	MSI
Republic of Italy	12/20/27	1.000%(Q)	EUR 89,075	(2,803,921)	(2,093,591)	(710,330)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR 40,000	(1,073,127)	(940,148)	(132,979)	BARC
Republic of Italy	12/20/29	1.000%(Q)	EUR 125,000	(5,587,548)	(5,342,376)	(245,172)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 83,315	5,004	(28,562)	33,566	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 27,765	1,668	(9,480)	11,148	BARC
United Mexican States	12/20/24	1.000%(Q)	31,000	(65,661)	(12,285)	(53,376)	BARC
United Mexican States	12/20/24	1.000%(Q)	26,000	(55,070)	(8,306)	(46,764)	BARC
United Mexican States	12/20/24	1.000%(Q)	6,250	(13,238)	1,415	(14,653)	CITI
United Mexican States	12/20/24	1.000%(Q)	5,745	(12,169)	1,086	(13,255)	CITI
United Mexican States	12/20/24	1.000%(Q)	4,000	(8,473)	(456)	(8,017)	CITI

				$(3,023,978)	$(719,346)	$(2,304,632)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		63,080	0.289%	$574,040	$514,533	$59,507	GSI
BNP Paribas SA	12/20/24	1.000%(Q)	EUR	62,200	0.192%	154,192	77,049	77,143	BARC
Citigroup, Inc.	12/20/25	1.000%(Q)		63,080	0.239%	609,504	521,635	87,869	GSI
General Motors Co.	06/20/26	5.000%(Q)		14,920	0.300%	1,201,775	950,271	251,504	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	0.302%	267,044	(64,524)	331,568	DB
Government of Japan	06/20/28	1.000%(Q)		35,000	0.147%	1,058,876	887,926	170,950	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.308%	428,392	113,840	314,552	GSI
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.684%	4,800	1,035	3,765	BARC
Millicom International Cellular SA^	12/20/25	1.000%(Q)		5,060	*	(68,909)	(138,339)	69,430	BOA
Morgan Stanley	12/20/25	1.000%(Q)		63,080	0.254%	598,709	514,533	84,176	GSI
People’s Republic of China	06/20/29	1.000%(Q)		69,450	0.593%	1,270,379	800,297	470,082	JPM
Petroleos Mexicanos	12/20/24	1.000%(Q)		31,000	1.268%	24,730	(41,732)	66,462	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		26,000	1.268%	20,741	(36,446)	57,187	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		6,250	1.268%	4,986	(16,017)	21,003	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,745	1.268%	4,583	(14,552)	19,135	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	1.268%	3,191	(7,346)	10,537	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)		10,400	1.475%	(18,880)	(35,885)	17,005	MSI
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	1.475%	(12,708)	(68,138)	55,430	CITI
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	3.796%	(982,292)	(723,667)	(258,625)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 373

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Greece	06/20/25	1.000%(Q)	20,000	0.079%	$139,639	$99,354	$40,285	BARC
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.168%	34,624	10,876	23,748	CITI
Republic of Italy	12/20/24	1.000%(Q)	91,490	0.076%	222,806	118,820	103,986	BARC
Republic of Serbia	12/20/25	1.000%(Q)	5,700	0.207%	57,122	(1,884)	59,006	BNP
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	0.232%	921,900	261,449	660,451	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 83,315	0.189%	34,095	18,186	15,909	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 30,600	0.189%	12,522	(8,699)	21,221	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 29,075	0.189%	11,898	8,463	3,435	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 27,765	0.189%	11,362	6,008	5,354	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 25,000	0.189%	10,231	(6,951)	17,182	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 8,000	0.189%	3,274	(2,022)	5,296	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR 56,425	0.242%	19,876	27,530	(7,654)	BARC
UBS Group AG	12/20/24	1.000%(Q)	EUR 4,000	0.165%	10,082	5,056	5,026	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR 105,900	0.186%	495,180	351,737	143,443	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.330%	481,755	279,597	202,158	GSI

					$7,609,519	$4,401,993	$3,207,526

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	250,000	$(17,375,000)	$(18,600,650)	$(1,225,650)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	1,600,000	3.122%	$121,434,564	$125,861,913	$4,427,349
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	795,000	*	17,144,986	18,031,914	886,928
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	652,800	0.539%	14,554,706	14,603,343	48,637

					$153,134,256	$158,497,170	$5,362,914

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 375

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.950%	$(13,420,212)	$24,211,595	$37,631,807
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	(2,744,672)	8,346,634	11,091,306
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(1,550,973)	8,231,349	9,782,322
	542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.900%	—	(789,693)	(789,693)
	691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.900%	—	144,204	144,204
	1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.900%	—	(1,313)	(1,313)
	1,952,755	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.900%	159,463	(1,304,016)	(1,463,479)
	1,051,915	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.900%	—	(4,033,239)	(4,033,239)
	298,540	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.900%	55,220	(3,963,518)	(4,018,738)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.900%	458,807	15,364,563	14,905,756
	907,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.900%	(964,766)	(12,353,438)	(11,388,672)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.900%	33,262,750	31,228,641	(2,034,109)

					$15,255,617	$65,081,769	$49,826,152

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Total return swap agreements outstanding at October 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/ 4.350%	JPM	12/20/24	(37,173)	$150,706	$—	$150,706
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(151,615)	9,505,305	—	9,505,305

					$9,656,011	$—	$9,656,011

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$15,607,773	$(14,156,518)	$90,644,377	$(75,197,110)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$76,972,404
JPS	—	267,279,666

Total	$—	$344,252,070

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 377

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$408,595,444		$—
Collateralized Loan Obligations	—	10,518,088,837		—
Consumer Loans	—	261,550,271		—
Home Equity Loans	—	253,303,253		—
Other	—	303,508,672		—
Residential Mortgage-Backed Securities	—	29,073,929		34,206,820
Student Loans	—	191,359,335		—
Commercial Mortgage-Backed Securities	—	5,081,844,894		—
Corporate Bonds	—	15,774,640,589		230,081,645
Floating Rate and Other Loans	—	481,494,116		135,982,937
Municipal Bonds	—	222,636,751		—
Residential Mortgage-Backed Securities	—	1,329,634,806		29,258,657
Sovereign Bonds	—	1,499,230,881		—
U.S. Government Agency Obligations	—	9,498,574,213		—
U.S. Treasury Obligations	—	3,478,326,888		—
Affiliated Exchange-Traded Fund	25,526,517	—		—
Common Stocks	39,246,370	2,029,006		24,750,254
Preferred Stocks	8,506,730	—		1,963,231
Warrants	—	—		2,176
Short-Term Investments
Affiliated Mutual Funds	781,110,981	—		—
Options Purchased	—	1,633,356		—

Total	$854,390,598	$49,335,525,241		$456,245,720

Liabilities
Options Written	$—	$(1,346,832)		$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$	—**
Unfunded Loan Commitments	—	—		650,424
Centrally Cleared Swaptions Purchased	—	52,361		—
Centrally Cleared Swaptions Written	—	1,366,577		—
Futures Contracts	15,427,636	—		—
OTC Forward Foreign Currency Exchange Contracts	—	69,594,742		—
OTC Packaged Credit Default Swap Agreements	—	58,174,774		17,678,588
Centrally Cleared Credit Default Swap Agreements	—	5,362,914		—
OTC Credit Default Swap Agreements	—	16,583,311		129,296

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$73,555,395	$—
OTC Total Return Swap Agreements	—	9,656,011	—

Total	$15,427,636	$234,346,085	$18,458,308

Liabilities
Forward Commitment Contracts	$—	$(399,291,557)	$—
Centrally Cleared Swaptions Purchased	—	(490,703)	—
Centrally Cleared Swaptions Written	—	(138,775)	—
Futures Contracts	(331,751,053)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(39,873,882)	—
OTC Packaged Credit Default Swap Agreements	—	(67,074,144)	(6,251,544)
Centrally Cleared Credit Default Swap Agreement	—	(1,225,650)	—
OTC Credit Default Swap Agreements	—	(11,928,861)	(68,909)
Centrally Cleared Interest Rate Swap Agreements	—	(23,729,243)	—

Total	$(331,751,053)	$(543,752,815)	$(6,320,453)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Collateralized Loan Obligations	21.4%
U.S. Government Agency Obligations	19.3
Commercial Mortgage-Backed Securities	10.3
Banks	9.6
U.S. Treasury Obligations	7.1
Sovereign Bonds	3.0
Residential Mortgage-Backed Securities	2.9
Electric	2.6
Telecommunications	2.2
Pipelines	1.9
Oil & Gas	1.9
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	1.6

Healthcare-Services	1.5%
Retail	1.0
Pharmaceuticals	0.9
Agriculture	0.9
Automobiles	0.8
Auto Manufacturers	0.8
Foods	0.8
Diversified Financial Services	0.8
Media	0.8
Commercial Services	0.7
Aerospace & Defense	0.7
Other	0.6
Chemicals	0.5
Consumer Loans	0.5

See Notes to Financial Statements.

PGIM Total Return Bond Fund 379

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Home Equity Loans	0.5%
Insurance	0.5
Real Estate Investment Trusts (REITs)	0.5
Semiconductors	0.5
Municipal Bonds	0.4
Student Loans	0.4
Software	0.4
Machinery-Diversified	0.3
Airlines	0.3
Transportation	0.3
Healthcare-Products	0.3
Auto Parts & Equipment	0.3
Entertainment	0.3
Lodging	0.2
Beverages	0.2
Metal Fabricate/Hardware	0.2
Engineering & Construction	0.2
Internet	0.2
Computers	0.2
Mining	0.2
Multi-National	0.2
Leisure Time	0.1
Gas	0.1
Investment Companies	0.1
Building Materials	0.1
Biotechnology	0.1
Trucking & Leasing	0.1
Oil, Gas & Consumable Fuels	0.1

Home Builders	0.1%
Real Estate	0.1
Affiliated Exchange-Traded Fund	0.1
Iron/Steel	0.1
Electrical Components & Equipment	0.0	*
Electronics	0.0	*
Office/Business Equipment	0.0	*
Housewares	0.0	*
Holding Companies-Diversified	0.0	*
Apparel	0.0	*
Education	0.0	*
Wireless Telecommunication Services	0.0	*
Capital Markets	0.0	*
Packaging & Containers	0.0	*
Cosmetics/Personal Care	0.0	*
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*

	102.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$6,781,852*		Due from/to broker-variation margin swaps and swaptions	$1,855,128*
Credit contracts	Premiums paid for OTC swap agreements	15,607,773		Premiums received for OTC swap agreements	14,156,518
Credit contracts	Unrealized appreciation on OTC swap agreements	80,988,366		Unrealized depreciation on OTC swap agreements	75,197,110
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	69,594,742		Unrealized depreciation on OTC forward foreign currency exchange contracts	39,873,882
Interest rate contracts	Due from/to broker-variation margin futures	15,427,636	*	Due from/to broker-variation margin futures	331,751,053	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	73,555,395	*	Due from/to broker-variation margin swaps and swaptions	23,729,243	*
Interest rate contracts	Unaffiliated investments	1,633,356		Options written outstanding, at value	1,346,832
Interest rate contracts	Unrealized appreciation on OTC swap agreements	9,656,011		—	—

		$273,245,131			$487,909,766

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(361,821,576)	$288,129,854	$—	$—	$156,823,956
Foreign exchange contracts	—	—	—	(151,815,929)	—
Interest rate contracts	—	205,471	77,919,652	—	3,217,508

Total	$(361,821,576)	$288,335,325	$77,919,652	$(151,815,929)	$160,041,464

See Notes to Financial Statements.

PGIM Total Return Bond Fund 381

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(14,469,901)	$(966,567)	$—	$—	$16,778,169
Foreign exchange contracts	—	—	—	17,518,054	—
Interest rate contracts	1,383,356	(1,451,290)	56,659,713	—	(37,656,014)

Total	$(13,086,545)	$(2,417,857)	$56,659,713	$17,518,054	$(20,877,845)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 26,118,733

Options Written (2)	4,925,619,167

Futures Contracts - Long Positions (2)	17,592,299,312

Futures Contracts - Short Positions (2)	1,069,228,991

Forward Foreign Currency Exchange Contracts - Purchased (3)	2,147,162,223

Forward Foreign Currency Exchange Contracts - Sold (3)	8,177,330,245

Cross Currency Exchange Contracts (4)	16,380,954

Interest Rate Swap Agreements (2)	8,948,683,698

Credit Default Swap Agreements - Buy Protection (2)	9,160,228,745

Credit Default Swap Agreements - Sell Protection (2)	10,364,979,045

Total Return Swap Agreements (2)	210,600,321

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$250,717,729	$(250,717,729)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$30,545,065	$(24,736,084)	$5,808,981	$(5,808,981)	$—
BNP	903,824	(335,072)	568,752	(568,752)	—
BNYM	2,211,520	(2,221,602)	(10,082)	—	(10,082)
BOA	4,024,095	(2,680,825)	1,343,270	(1,343,270)	—
CITI	31,449,512	(36,843,002)	(5,393,490)	5,070,858	(322,632)
DB	1,838,078	(1,349,161)	488,917	—	488,917
GSI	28,938,675	(4,571,431)	24,367,244	(19,440,000)	4,927,244
HSBC	9,741,018	(9,007,674)	733,344	(733,344)	—
JPM	6,515,297	(5,640,064)	875,233	(875,233)	—
MSI	40,214,588	(36,398,670)	3,815,918	(3,815,918)	—
SCB	3,501,774	(865,456)	2,636,318	(2,636,318)	—
SSB	14,999,955	(5,925,301)	9,074,654	(9,074,654)	—
TD	2,078,064	—	2,078,064	(1,827,038)	251,026
UAG	518,783	—	518,783	(518,783)	—

	$177,480,248	$(130,574,342)	$46,905,906	$(41,571,433)	$5,334,473

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 383

PGIM Total Return Bond Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $250,717,729:
Unaffiliated investments (cost $52,024,896,299)	$49,839,524,061
Affiliated investments (cost $806,523,156)	806,637,498
Cash	109,878
Foreign currency, at value (cost $138,552,471)	138,495,700
Receivable for investments sold	433,207,925
Dividends and interest receivable	352,871,674
Receivable for Fund shares sold	150,638,384
Unrealized appreciation on OTC swap agreements	90,644,377
Unrealized appreciation on OTC forward foreign currency exchange contracts	69,594,742
Premiums paid for OTC swap agreements	15,607,773
Unrealized appreciation on unfunded loan commitment	650,424
Prepaid expenses and other assets	13,477,402

Total Assets	51,911,459,838

Liabilities

Payable for investments purchased	1,639,298,846
Forward commitment contracts, at value (proceeds receivable $402,676,250)	399,291,557
Payable to broker for collateral for securities on loan	255,882,222
Payable for Fund shares purchased	158,162,056
Unrealized depreciation on OTC swap agreements	75,197,110
Unrealized depreciation on OTC forward foreign currency exchange contracts	39,873,882
Management fee payable	15,516,462
Premiums received for OTC swap agreements	14,156,518
Due to broker—variation margin futures	13,075,273
Dividends payable	12,773,833
Accrued expenses and other liabilities	5,136,203
Options written outstanding, at value (premiums received $1,841,502)	1,346,832
Distribution fee payable	875,770
Due to broker—variation margin swaps and swaptions	586,827
Affiliated transfer agent fee payable	104,402
Directors’ fees payable	87,976

Total Liabilities	2,631,365,769

Net Assets	$49,280,094,069

Net assets were comprised of:
Common stock, at par	$4,115,556
Paid-in capital in excess of par	58,288,101,282
Total distributable earnings (loss)	(9,012,122,769)

Net assets, October 31, 2024	$49,280,094,069

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($2,206,337,645 ÷ 183,767,319 shares of common stock issued and outstanding)	$12.01
Maximum sales charge (3.25% of offering price)	0.40

Maximum offering price to public	$12.41

Class C

Net asset value, offering price and redemption price per share, ($322,436,687 ÷ 26,883,324 shares of common stock issued and outstanding)	$11.99

Class R

Net asset value, offering price and redemption price per share, ($298,219,206 ÷ 24,789,610 shares of common stock issued and outstanding)	$12.03

Class Z

Net asset value, offering price and redemption price per share, ($24,451,208,740 ÷ 2,043,662,657 shares of common stock issued and outstanding)	$11.96

Class R2

Net asset value, offering price and redemption price per share, ($42,582,922 ÷ 3,555,668 shares of common stock issued and outstanding)	$11.98

Class R4

Net asset value, offering price and redemption price per share, ($44,366,366 ÷ 3,703,661 shares of common stock issued and outstanding)	$11.98

Class R6

Net asset value, offering price and redemption price per share, ($21,914,942,503 ÷ 1,829,193,827 shares of common stock issued and outstanding)	$11.98

See Notes to Financial Statements.

PGIM Total Return Bond Fund 385

PGIM Total Return Bond Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income	$2,306,407,682
Affiliated dividend income	80,661,451
Unaffiliated dividend income	1,927,299
Income from securities lending, net (including affiliated income of $1,383,183)	1,384,869

Total income	2,390,381,301

Expenses
Management fee	173,710,751
Distribution fee(a)	10,783,721
Shareholder servicing fees(a)	89,161
Transfer agent’s fees and expenses (including affiliated expense of $653,706)(a)	25,626,859
Custodian and accounting fees	2,561,438
Shareholders’ reports	1,594,134
Registration fees(a)	996,717
Directors’ fees	619,046
Professional fees	320,911
Audit fee	72,345
Miscellaneous	445,466

Total expenses	216,820,549
Less: Fee waiver and/or expense reimbursement(a)	(4,863,512)
Distribution fee waiver(a)	(779,273)

Net expenses	211,177,764

Net investment income (loss)	2,179,203,537

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,178,110)	(1,118,026,272)
Futures transactions	77,919,652
Forward and cross currency contract transactions	(151,815,929)
Options written transactions	288,335,325
Swap agreement transactions	160,041,464
Foreign currency transactions	(106,889,921)

(850,435,681)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(997,373))	3,670,445,504
Futures	56,659,713
Forward and cross currency contracts	17,518,054
Options written	(2,417,857)
Swap agreements	(20,877,845)
Foreign currencies	3,078,773
Unfunded loan commitments	721,782

3,725,128,124

Net gain (loss) on investment and foreign currency transactions	2,874,692,443

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,053,895,980

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	5,105,729	3,244,132	2,337,818	—	96,042	—	—
Shareholder servicing fees	—	—	—	—	38,417	50,744	—
Transfer agent’s fees and expenses	2,254,597	293,566	388,725	21,998,392	65,197	74,461	551,921
Registration fees	118,436	53,914	29,925	467,890	20,688	17,825	288,039
Fee waiver and/or expense reimbursement	(155,452)	(24,691)	(68,803)	(2,168,827)	(31,217)	(20,134)	(2,394,388)
Distribution fee waiver	—	—	(779,273)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 387

PGIM Total Return Bond Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,179,203,537	$1,792,871,390
Net realized gain (loss) on investment and foreign currency transactions	(850,435,681)	(2,074,226,279)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,725,128,124	1,075,431,505

Net increase (decrease) in net assets resulting from operations	5,053,895,980	794,076,616

Dividends and Distributions
Distributions from distributable earnings
Class A	(90,829,938)	(105,365,225)
Class C	(12,076,209)	(15,381,422)
Class R	(13,107,550)	(16,551,654)
Class Z	(1,030,449,804)	(958,128,448)
Class R2	(1,655,462)	(1,923,165)
Class R4	(2,319,513)	(3,308,377)
Class R6	(981,611,617)	(1,086,072,922)

	(2,132,050,093)	(2,186,731,213)

Tax return of capital distributions
Class A	(1,437,763)	(8,198,780)
Class C	(191,156)	(1,196,874)
Class R	(207,482)	(1,287,933)
Class Z	(16,311,176)	(74,554,806)
Class R2	(26,205)	(149,647)
Class R4	(36,716)	(257,434)
Class R6	(15,538,108)	(84,510,544)

	(33,748,606)	(170,156,018)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,867,354,631	14,843,079,550
Net asset value of shares issued in reinvestment of dividends and distributions	2,025,940,839	2,222,168,727
Cost of shares purchased	(13,031,553,471)	(14,023,186,614)

Net increase (decrease) in net assets from Fund share transactions	6,861,741,999	3,042,061,663

Total increase (decrease)	9,749,839,280	1,479,251,048

Net Assets:

Beginning of year	39,530,254,789	38,051,003,741

End of year	$49,280,094,069	$39,530,254,789

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.19	$11.59	$14.59	$14.76	$15.06
Income (loss) from investment operations:
Net investment income (loss)	0.54	0.49	0.35	0.31	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82	(0.23)	(2.91)	(0.13)	0.30
Total from investment operations	1.36	0.26	(2.56)	0.18	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.61)	(0.44)	(0.35)	(0.44)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.54)	(0.66)	(0.44)	(0.35)	(0.95)
Net asset value, end of year	$12.01	$11.19	$11.59	$14.59	$14.76
Total Return(b):	12.28%	2.10%	(17.86)%	1.24%	4.64%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,206,338	$1,824,759	$2,008,053	$2,758,270	$5,060,608
Average net assets (000)	$2,042,292	$2,035,470	$2,296,656	$3,625,405	$4,694,599
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	0.76%	0.75%	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	0.77%	0.78%	0.76%	0.78%	0.80%
Net investment income (loss)	4.55%	4.15%	2.68%	2.11%	2.40%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 389

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.17	$11.58	$14.57	$14.74	$15.05
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.40	0.26	0.21	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82	(0.23)	(2.91)	(0.13)	0.29
Total from investment operations	1.27	0.17	(2.65)	0.08	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.53)	(0.34)	(0.25)	(0.34)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.45)	(0.58)	(0.34)	(0.25)	(0.85)
Net asset value, end of year	$11.99	$11.17	$11.58	$14.57	$14.74
Total Return(b):	11.46%	1.27%	(18.42)%	0.52%	3.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$322,437	$310,104	$356,761	$624,724	$763,705
Average net assets (000)	$324,413	$338,939	$487,082	$705,707	$727,885
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50%	1.49%	1.49%	1.47%	1.48%
Expenses before waivers and/or expense reimbursement	1.51%	1.50%	1.50%	1.47%	1.49%
Net investment income (loss)	3.81%	3.41%	1.93%	1.39%	1.69%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.21	$11.62	$14.62	$14.79	$15.09
Income (loss) from investment operations:
Net investment income (loss)	0.51	0.46	0.32	0.27	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82	(0.23)	(2.91)	(0.12)	0.30
Total from investment operations	1.33	0.23	(2.59)	0.15	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.59)	(0.41)	(0.32)	(0.41)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.51)	(0.64)	(0.41)	(0.32)	(0.92)
Net asset value, end of year	$12.03	$11.21	$11.62	$14.62	$14.79
Total Return(b):	11.98%	1.77%	(18.03)%	0.99%	4.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$298,219	$304,132	$338,271	$503,005	$522,645
Average net assets (000)	$311,709	$332,133	$423,633	$521,465	$522,378
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.28%	1.29%	1.30%	1.29%	1.29%
Net investment income (loss)	4.30%	3.89%	2.42%	1.85%	2.17%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 391

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.15	$11.55	$14.54	$14.71	$15.01
Income (loss) from investment operations:
Net investment income (loss)	0.57	0.52	0.39	0.35	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81	(0.23)	(2.91)	(0.13)	0.30
Total from investment operations	1.38	0.29	(2.52)	0.22	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.56)	(0.64)	(0.47)	(0.39)	(0.48)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.57)	(0.69)	(0.47)	(0.39)	(0.99)
Net asset value, end of year	$11.96	$11.15	$11.55	$14.54	$14.71
Total Return(b):	12.51%	2.28%	(17.57)%	1.51%	4.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$24,451,209	$18,260,271	$16,247,522	$27,785,966	$32,816,831
Average net assets (000)	$21,919,268	$17,843,531	$21,834,025	$32,125,666	$29,367,898
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	0.50%	0.51%	0.52%	0.51%	0.52%
Net investment income (loss)	4.81%	4.43%	2.92%	2.37%	2.67%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.16	$11.56	$14.55	$14.72	$15.02
Income (loss) from investment operations:
Net investment income (loss)	0.53	0.47	0.34	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81	(0.22)	(2.91)	(0.13)	0.30
Total from investment operations	1.34	0.25	(2.57)	0.16	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.51)	(0.60)	(0.42)	(0.33)	(0.42)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.52)	(0.65)	(0.42)	(0.33)	(0.93)
Net asset value, end of year	$11.98	$11.16	$11.56	$14.55	$14.72
Total Return(b):	12.15%	1.88%	(17.89)%	1.10%	4.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42,583	$33,851	$38,733	$54,918	$87,499
Average net assets (000)	$38,417	$37,134	$47,445	$75,003	$77,134
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	0.97%	0.95%	0.96%	0.93%	0.96%
Net investment income (loss)	4.41%	4.01%	2.54%	1.98%	2.27%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 393

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.16	$11.57	$14.55	$14.73	$15.02
Income (loss) from investment operations:
Net investment income (loss)	0.56	0.50	0.37	0.33	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81	(0.23)	(2.90)	(0.14)	0.31
Total from investment operations	1.37	0.27	(2.53)	0.19	0.68
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.63)	(0.45)	(0.37)	(0.46)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.55)	(0.68)	(0.45)	(0.37)	(0.97)
Net asset value, end of year	$11.98	$11.16	$11.57	$14.55	$14.73
Total Return(b):	12.43%	2.13%	(17.68)%	1.29%	4.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$44,366	$49,884	$65,262	$103,030	$121,778
Average net assets (000)	$50,744	$60,376	$88,897	$114,912	$99,194
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.64%	0.64%	0.64%	0.64%
Expenses before waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.66%	0.70%
Net investment income (loss)	4.67%	4.26%	2.77%	2.23%	2.50%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.16	$11.57	$14.56	$14.73	$15.03
Income (loss) from investment operations:
Net investment income (loss)	0.59	0.53	0.40	0.36	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81	(0.23)	(2.90)	(0.12)	0.30
Total from investment operations	1.40	0.30	(2.50)	0.24	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.57)	(0.66)	(0.49)	(0.41)	(0.50)
Tax return of capital distributions	(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.50)
Total dividends and distributions	(0.58)	(0.71)	(0.49)	(0.41)	(1.01)
Net asset value, end of year	$11.98	$11.16	$11.57	$14.56	$14.73
Total Return(b):	12.71%	2.39%	(17.53)%	1.61%	5.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21,914,943	$18,747,254	$18,996,401	$25,136,248	$21,400,826
Average net assets (000)	$20,421,250	$19,675,230	$22,463,818	$23,688,250	$20,511,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income (loss)	4.91%	4.52%	3.05%	2.47%	2.78%
Portfolio turnover rate(d)(e)	113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 395

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the following series of the RIC: PGIM ESG Short Duration Multi-Sector Bond Fund, PGIM ESG Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund, and PGIM Total Return Bond Fund (each, a “Fund” and collectively, the Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM ESG Short Duration Multi-Sector Bond Fund (“ESG Short Duration Multi-Sector Bond”)	To seek total return.
PGIM ESG Total Return Bond Fund (“ESG Total Return Bond”)	To seek total return.
PGIM Short Duration Multi-Sector Bond Fund (“Short Duration Multi-Sector Bond”)	To seek total return.
PGIM Total Return Bond Fund (“Total Return Bond”)	To seek total return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads,

Notes to Financial Statements (continued)

credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Notes to Financial Statements (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the

Notes to Financial Statements (continued)

Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Funds entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Notes to Financial Statements (continued)

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any

Notes to Financial Statements (continued)

election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific

Notes to Financial Statements (continued)

expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the subadviser). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

ESG Short Duration Multi-Sector Bond	0.32% of average daily net assets up to $5 billion; 0.31% of average daily net assets over $5 billion.	0.32%

ESG Total Return Bond	0.44% of average daily net assets up to $1 billion; 0.42% of average daily net assets from $1 billion to $3 billion; 0.40% of average daily net assets from $3 billion to $5 billion; 0.39% of average daily net assets from $5 billion to $10 billion; 0.38% of average daily net assets from $10 billion to $50 billion; 0.37% of average daily net assets from $50 billion to $100 billion; and 0.36% of average daily net assets over $100 billion.	0.44

Short Duration Multi-Sector Bond	0.32% of average daily net assets up to $5 billion; 0.31% of average daily net assets over $5 billion.	0.32

Total Return Bond	0.44% of average daily net assets up to $1 billion; 0.42% of average daily net assets from $1 billion to $3 billion; 0.40% of average daily net assets from $3 billion to $5 billion; 0.39% of average daily net assets from $5 billion to $10 billion; 0.38% of average daily net assets from $10 billion to $50 billion; 0.37% of average daily net assets from $50 billion to $100 billion; and 0.36% of average daily net assets over $100 billion.	0.39

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other

Notes to Financial Statements (continued)

share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
ESG Short Duration Multi-Sector Bond - Class A	0.85%
ESG Short Duration Multi-Sector Bond - Class C	1.60
ESG Short Duration Multi-Sector Bond - Class Z	0.39
ESG Short Duration Multi-Sector Bond - Class R6	0.32
ESG Total Return Bond - Class A	0.76
ESG Total Return Bond - Class C	1.51
ESG Total Return Bond - Class Z	0.49
ESG Total Return Bond - Class R6	0.39
Short Duration Multi-Sector Bond - Class A	0.85
Short Duration Multi-Sector Bond - Class C	1.60
Short Duration Multi-Sector Bond - Class Z	0.39
Short Duration Multi-Sector Bond - Class R6	0.32
Total Return Bond - Class A	0.76
Total Return Bond - Class C	1.51
Total Return Bond - Class R	1.01
Total Return Bond - Class Z	0.49
Total Return Bond - Class R2	0.89
Total Return Bond - Class R4	0.64
Total Return Bond - Class R6	0.39

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C,

Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Total Return Bond Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
ESG Short Duration Multi-Sector Bond - Class A	0.25%	0.25%	N/A%
ESG Short Duration Multi-Sector Bond - Class C	1.00	1.00	N/A
ESG Short Duration Multi-Sector Bond - Class Z	N/A	N/A	N/A
ESG Short Duration Multi-Sector Bond - Class R6	N/A	N/A	N/A
ESG Total Return Bond - Class A	0.25	0.25	N/A
ESG Total Return Bond - Class C	1.00	1.00	N/A
ESG Total Return Bond - Class Z	N/A	N/A	N/A
ESG Total Return Bond - Class R6	N/A	N/A	N/A
Short Duration Multi-Sector Bond - Class A	0.25	0.25	N/A
Short Duration Multi-Sector Bond - Class C	1.00	1.00	N/A
Short Duration Multi-Sector Bond - Class Z	N/A	N/A	N/A
Short Duration Multi-Sector Bond - Class R6	N/A	N/A	N/A
Total Return Bond - Class A	0.25	0.25	N/A
Total Return Bond - Class C	1.00	1.00	N/A
Total Return Bond - Class R	0.75	0.50	N/A
Total Return Bond - Class Z	N/A	N/A	N/A

Notes to Financial Statements (continued)

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Total Return Bond - Class R2	0.25%	0.25%	0.10%
Total Return Bond - Class R4	N/A	N/A	0.10
Total Return Bond - Class R6	N/A	N/A	N/A

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
ESG Short Duration Multi-Sector Bond - Class A	$1,028	$—
ESG Short Duration Multi-Sector Bond - Class C	—	—
ESG Total Return Bond - Class A	3,476	—
ESG Total Return Bond - Class C	—	—
Short Duration Multi-Sector Bond - Class A	879,829	60,342
Short Duration Multi-Sector Bond -Class C	—	4,243
Total Return Bond - Class A	3,129,920	26,086
Total Return Bond -Class C	—	28,182

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ESG Short Duration Multi-Sector Bond	$24,051,418	$20,109,170
ESG Total Return Bond	16,763,698	16,045,136
Short Duration Multi-Sector Bond	4,444,398,875	3,096,154,843
Total Return Bond	53,455,914,130	48,959,533,696

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

ESG Short Duration Multi-Sector Bond:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF (1)

$ —	$ 865,955	$ —	$5,189	$—	$ 871,144	16,988	$ 5,548

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)

$444,429	$12,283,003	$12,326,332	$ —	$—	$ 401,100	401,100	$16,931

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wa)

—	251,864	241,270	—	—	10,594	10,599	22	(2)

$444,429	$12,534,867	$12,567,602	$ —	$—	$ 411,694		$16,953

$444,429	$13,400,822	$12,567,602	$5,189	$—	$1,282,838		$22,501

Notes to Financial Statements (continued)

ESG Total Return Bond:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF (1)

$ —	$1,241,740	$ —	$6,723	$—	$1,248,463	24,346	$12,161

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)

$314,438	$6,737,248	$6,621,361	$ —	$—	$ 430,325	430,325	$24,133

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wa)

—	110,442	110,442	—	—	—	—	15	(2)

$314,438	$6,847,690	$6,731,803	$ —	$—	$ 430,325		$24,148

$314,438	$8,089,430	$6,731,803	$6,723	$—	$1,678,788		$36,309

Short Duration Multi-Sector Bond:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF (1)(a)

$ —	$ 15,149,307	$ —	$ 80,853	$ —	$ 15,230,160	297,000	$ 194,938

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)

$121,291,774	$1,560,078,252	$1,607,629,367	$ —	$ —	$ 73,740,659	73,740,659	$5,000,988

PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (1)(b)(wa)

67,162,347	207,975,155	232,642,583	(29,286)	33,950	42,499,583	42,520,844	90,863	(2)

$188,454,121	$1,768,053,407	$1,840,271,950	$(29,286)	$33,950	$116,240,242		$5,091,851

$188,454,121	$1,783,202,714	$1,840,271,950	$ 51,567	$33,950	$131,470,402		$5,286,789

Total Return Bond:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF (1)(aa)

$ —	$ 25,412,320	$ —	$ 114,197	$ —	$ 25,526,517	497,787	$ 183,312

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)

$1,153,613,378	$11,403,375,943	$12,032,915,370	$ —	$ —	$524,073,951	524,073,951	$80,478,139

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wa)

1,546,314,936	2,249,642,669	3,538,987,115	(1,111,570)	1,178,110	257,037,030	257,165,612	1,383,183	(2)

$2,699,928,314	$13,653,018,612	$15,571,902,485	$(1,111,570)	$1,178,110	$781,110,981		$81,861,322

$2,699,928,314	$13,678,430,932	$15,571,902,485	$ (997,373)	$1,178,110	$806,637,498		$82,044,634

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,483,195; cash collateral of $42,384,146 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(aa)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,717,729; cash collateral of $255,882,222 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

Notes to Financial Statements (continued)

For the year ended October 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
ESG Short Duration Multi-Sector Bond	$—	$—
ESG Total Return Bond	—	—
Short Duration Multi-Sector Bond	—	—
Total Return Bond (a)	4,831,478	(4,831,478)

(a)	The adjustments were due to prior year post-financial statement adjustments.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
ESG Short Duration Multi-Sector Bond	$1,446,605	$—	$—	$1,446,605
ESG Total Return Bond	1,155,998	—	—	1,155,998
Short Duration Multi-Sector Bond	177,989,236	—	—	177,989,236
Total Return Bond	2,132,050,093	—	33,748,606	2,165,798,699

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
ESG Short Duration Multi-Sector Bond	$1,184,389	$—	$—	$1,184,389
ESG Total Return Bond	1,318,313	—	—	1,318,313
Short Duration Multi-Sector Bond	149,298,588	—	—	149,298,588
Total Return Bond	2,186,731,213	—	170,156,018	2,356,887,231

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
ESG Short Duration Multi-Sector Bond	$173,553	$—
ESG Total Return Bond	24,236	—
Short Duration Multi-Sector Bond	43,044,018	—
Total Return Bond	—	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Short Duration
Multi-Sector Bond	$27,739,276	$422,537	$(224,990)	$197,547
ESG Total Return Bond	25,990,262	342,635	(1,895,318)	(1,552,683)
Short Duration Multi-Sector Bond	5,443,275,222	60,681,533	(158,122,192)	(97,440,659)
Total Return Bond	52,328,594,436	626,502,016	(2,923,874,017)	(2,297,372,001)

The difference between GAAP and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums, deferred losses on wash sales, mark-to-market of futures contracts and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
ESG Short Duration Multi-Sector Bond	$448,000	$—
ESG Total Return Bond	2,922,000	—
Short Duration Multi-Sector Bond	171,083,000	—
Total Return Bond	6,644,617,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares, as applicable. Class A shares are sold with a maximum front-end sales charge of 2.25% for the ESG Short Duration Multi-Sector Bond Fund and the Short Duration Multi-Sector Bond Fund and 3.25% for the ESG Total Return Bond Fund and Total Return Bond Fund. For each Fund, excluding Short Duration Multi-Sector Bond Fund, investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. For Short Duration Multi-Sector bond Fund, investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of

Notes to Financial Statements (continued)

purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares

ESG Short Duration Multi-Sector Bond - Class A	300,000,000

ESG Short Duration Multi-Sector Bond - Class C	200,000,000

ESG Short Duration Multi-Sector Bond - Class Z	1,500,000,000

ESG Short Duration Multi-Sector Bond - Class R6	1,500,000,000

ESG Total Return Bond - Class A	200,000,000

ESG Total Return Bond - Class C	300,000,000

ESG Total Return Bond - Class Z	600,000,000

ESG Total Return Bond - Class R6	400,000,000

Short Duration Multi-Sector Bond - Class A	250,000,000

Short Duration Multi-Sector Bond - Class C	50,000,000

Short Duration Multi-Sector Bond - Class Z	1,500,000,000

Short Duration Multi-Sector Bond - Class T	25,000,000

Short Duration Multi-Sector Bond - Class R6	1,500,000,000

Total Return Bond - Class A	2,200,000,000

Total Return Bond - Class B	5,000,000

Total Return Bond - Class C	500,000,000

Total Return Bond - Class R	500,000,000

Total Return Bond - Class Z	23,000,000,000

Total Return Bond - Class T	470,000,000

Total Return Bond - Class R2	400,000,000

Total Return Bond - Class R4	400,000,000

Total Return Bond - Class R6	19,700,000,000
The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
ESG Short Duration Multi-Sector Bond–Class A	1,106	1.7%
ESG Short Duration Multi-Sector Bond–Class C	1,086	35.0
ESG Short Duration Multi-Sector Bond–Class Z	1,119	1.9
ESG Short Duration Multi-Sector Bond–Class R6	2,681,117	100.0
ESG Total Return Bond–Class A	1,139	3.1
ESG Total Return Bond–Class C	1,113	12.0
ESG Total Return Bond–Class Z	1,148	1.0
ESG Total Return Bond–Class R6	2,776,634	100.0
Total Return Bond–Class A	61,908	0.1
Total Return Bond–Class Z	447,905	0.1
Total Return Bond–Class R6	7,013,183	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
ESG Short Duration Multi-Sector Bond	1	95.5%
ESG Total Return Bond	1	94.6
Short Duration Multi-Sector Bond	—	—
Total Return Bond	—	—
Unaffiliated:
ESG Short Duration Multi-Sector Bond	—	—
ESG Total Return Bond	—	—
Short Duration Multi-Sector Bond	6	80.9
Total Return Bond	6	61.2

Transactions in shares of common stock were as follows:

ESG Short Duration Multi-Sector Bond:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	22,471	$221,103
Shares issued in reinvestment of dividends and distributions	2,308	22,696
Shares purchased	(2,803)	(27,606)
Net increase (decrease) in shares outstanding	21,976	$216,193

Notes to Financial Statements (continued)

ESG Short Duration Multi-Sector Bond (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	15,755	$152,902
Shares issued in reinvestment of dividends and distributions	1,530	14,804
Shares purchased	(5,129)	(49,697)
Net increase (decrease) in shares outstanding	12,156	$118,009

Class C
Year ended October 31, 2024:
Shares sold	2,020	$20,007
Shares issued in reinvestment of dividends and distributions	44	438
Shares purchased	(1,483)	(14,343)
Net increase (decrease) in shares outstanding	581	$6,102

Year ended October 31, 2023:
Shares issued in reinvestment of dividends and distributions	83	$803
Net increase (decrease) in shares outstanding	83	$803

Class Z
Year ended October 31, 2024:
Shares sold	30,703	$301,843
Shares issued in reinvestment of dividends and distributions	2,421	23,822
Shares purchased	(4,473)	(44,473)
Net increase (decrease) in shares outstanding	28,651	$281,192

Year ended October 31, 2023:
Shares sold	29,113	$282,070
Shares issued in reinvestment of dividends and distributions	758	7,326
Shares purchased	(310)	(2,992)
Net increase (decrease) in shares outstanding	29,561	$286,404

Class R6
Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	23,323	$228,208
Net increase (decrease) in shares outstanding	23,323	$228,208

Year ended October 31, 2023:
Shares issued in reinvestment of dividends and distributions	119,970	$1,161,438
Net increase (decrease) in shares outstanding	119,970	$1,161,438

ESG Total Return Bond:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	28,241	$230,181
Shares issued in reinvestment of dividends and distributions	999	8,246
Shares purchased	(9,449)	(76,882)
Net increase (decrease) in shares outstanding	19,791	$161,545

Year ended October 31, 2023:
Shares sold	5,972	$49,080
Shares issued in reinvestment of dividends and distributions	926	7,523
Shares purchased	(2,968)	(24,441)
Net increase (decrease) in shares outstanding	3,930	$32,162

Class C

Year ended October 31, 2024:
Shares sold	4,246	$34,815
Shares issued in reinvestment of dividends and distributions	225	1,853
Net increase (decrease) in shares outstanding	4,471	$36,668

Year ended October 31, 2023:
Shares sold	1,879	$15,055
Shares issued in reinvestment of dividends and distributions	150	1,210
Net increase (decrease) in shares outstanding	2,029	$16,265

Class Z

Year ended October 31, 2024:
Shares sold	58,709	$477,374
Shares issued in reinvestment of dividends and distributions	4,544	37,377
Shares purchased	(26,198)	(215,968)
Net increase (decrease) in shares outstanding	37,055	$298,783

Year ended October 31, 2023:
Shares sold	27,173	$218,798
Shares issued in reinvestment of dividends and distributions	3,537	28,701
Shares purchased	(4,589)	(36,979)
Net increase (decrease) in shares outstanding	26,121	$210,520

Class R6
Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	32,155	$263,649
Net increase (decrease) in shares outstanding	32,155	$263,649

Notes to Financial Statements (continued)

ESG Total Return Bond (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares issued in reinvestment of dividends and distributions	157,692	$1,280,790
Net increase (decrease) in shares outstanding	157,692	$1,280,790

Short Duration Multi-Sector Bond:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	50,906,049	$448,656,371
Shares issued in reinvestment of dividends and distributions	1,809,933	15,946,773
Shares purchased	(22,058,434)	(194,098,457)
Net increase (decrease) in shares outstanding before conversion	30,657,548	270,504,687
Shares issued upon conversion from other share class(es)	924,049	8,139,491
Shares purchased upon conversion into other share class(es)	(1,467,241)	(12,891,792)
Net increase (decrease) in shares outstanding	30,114,356	$265,752,386

Year ended October 31, 2023:
Shares sold	15,174,737	$130,211,603
Shares issued in reinvestment of dividends and distributions	1,393,978	11,948,245
Shares purchased	(13,917,760)	(119,422,478)
Net increase (decrease) in shares outstanding before conversion	2,650,955	22,737,370
Shares issued upon conversion from other share class(es)	550,563	4,725,403
Shares purchased upon conversion into other share class(es)	(364,526)	(3,126,001)
Net increase (decrease) in shares outstanding	2,836,992	$24,336,772

Class C
Year ended October 31, 2024:
Shares sold	2,815,046	$24,831,837
Shares issued in reinvestment of dividends and distributions	123,394	1,087,222
Shares purchased	(713,096)	(6,270,619)
Net increase (decrease) in shares outstanding before conversion	2,225,344	19,648,440
Shares purchased upon conversion into other share class(es)	(256,422)	(2,263,293)
Net increase (decrease) in shares outstanding	1,968,922	$17,385,147

Short Duration Multi-Sector Bond (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	1,180,989	$10,143,895
Shares issued in reinvestment of dividends and distributions	113,894	976,894
Shares purchased	(1,030,728)	(8,845,282)
Net increase (decrease) in shares outstanding before conversion	264,155	2,275,507
Shares purchased upon conversion into other share class(es)	(204,085)	(1,752,338)
Net increase (decrease) in shares outstanding	60,070	$523,169

Class Z
Year ended October 31, 2024:
Shares sold	230,047,273	$2,033,805,905
Shares issued in reinvestment of dividends and distributions	9,513,854	84,125,198
Shares purchased	(92,589,589)	(817,926,387)
Net increase (decrease) in shares outstanding before conversion	146,971,538	1,300,004,716
Shares issued upon conversion from other share class(es)	1,164,315	10,266,999
Shares purchased upon conversion into other share class(es)	(7,540,881)	(67,686,768)
Net increase (decrease) in shares outstanding	140,594,972	$1,242,584,947

Year ended October 31, 2023:
Shares sold	106,090,422	$913,767,849
Shares issued in reinvestment of dividends and distributions	7,373,111	63,447,353
Shares purchased	(106,838,441)	(919,861,470)
Net increase (decrease) in shares outstanding before conversion	6,625,092	57,353,732
Shares issued upon conversion from other share class(es)	562,213	4,842,586
Shares purchased upon conversion into other share class(es)	(3,237,868)	(27,893,843)
Net increase (decrease) in shares outstanding	3,949,437	$34,302,475

Class R6
Year ended October 31, 2024:
Shares sold	101,763,775	$895,947,582
Shares issued in reinvestment of dividends and distributions	8,037,435	70,813,075
Shares purchased	(54,900,670)	(482,968,376)
Net increase (decrease) in shares outstanding before conversion	54,900,540	483,792,281
Shares issued upon conversion from other share class(es)	7,372,137	65,974,112
Shares purchased upon conversion into other share class(es)	(174,669)	(1,538,749)
Net increase (decrease) in shares outstanding	62,098,008	$548,227,644

Year ended October 31, 2023:
Shares sold	53,866,211	$462,375,845
Shares issued in reinvestment of dividends and distributions	8,186,646	70,223,143
Shares purchased	(76,270,446)	(654,956,203)
Net increase (decrease) in shares outstanding before conversion	(14,217,589)	(122,357,215)
Shares issued upon conversion from other share class(es)	2,944,199	25,295,981
Shares purchased upon conversion into other share class(es)	(243,333)	(2,091,788)
Net increase (decrease) in shares outstanding	(11,516,723)	$(99,153,022)

Notes to Financial Statements (continued)

Total Return Bond:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:
Shares sold	61,393,773	$736,030,152
Shares issued in reinvestment of dividends and distributions	7,188,659	85,990,872
Shares purchased	(51,092,118)	(609,287,510)
Net increase (decrease) in shares outstanding before conversion	17,490,314	212,733,514
Shares issued upon conversion from other share class(es)	8,361,281	99,893,870
Shares purchased upon conversion into other share class(es)	(5,224,597)	(62,372,786)
Net increase (decrease) in shares outstanding	20,626,998	$250,254,598

Year ended October 31, 2023:
Shares sold	52,569,915	$622,281,946
Shares issued in reinvestment of dividends and distributions	8,960,215	105,992,558
Shares purchased	(75,122,608)	(881,945,318)
Net increase (decrease) in shares outstanding before conversion	(13,592,478)	(153,670,814)
Shares issued upon conversion from other share class(es)	7,102,295	84,123,331
Shares purchased upon conversion into other share class(es)	(3,574,115)	(42,324,306)
Net increase (decrease) in shares outstanding	(10,064,298)	$(111,871,789)

Class C

Year ended October 31, 2024:
Shares sold	7,542,910	$90,177,749
Shares issued in reinvestment of dividends and distributions	965,177	11,527,869
Shares purchased	(5,687,778)	(67,717,677)
Net increase (decrease) in shares outstanding before conversion	2,820,309	33,987,941
Shares purchased upon conversion into other share class(es)	(3,689,749)	(44,068,208)
Net increase (decrease) in shares outstanding	(869,440)	$(10,080,267)

Year ended October 31, 2023:
Shares sold	6,399,668	$75,767,615
Shares issued in reinvestment of dividends and distributions	1,314,782	15,542,335
Shares purchased	(7,217,415)	(85,499,381)
Net increase (decrease) in shares outstanding before conversion	497,035	5,810,569
Shares purchased upon conversion into other share class(es)	(3,547,818)	(41,981,416)
Net increase (decrease) in shares outstanding	(3,050,783)	$(36,170,847)

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Class R
Year ended October 31, 2024:
Shares sold	3,064,058	$36,782,128
Shares issued in reinvestment of dividends and distributions	1,110,377	13,301,619
Shares purchased	(6,514,000)	(78,003,339)
Net increase (decrease) in shares outstanding before conversion	(2,339,565)	(27,919,592)
Shares purchased upon conversion into other share class(es)	(7,162)	(85,842)
Net increase (decrease) in shares outstanding	(2,346,727)	$(28,005,434)

Year ended October 31, 2023:
Shares sold	2,381,124	$28,283,995
Shares issued in reinvestment of dividends and distributions	1,503,095	17,819,316
Shares purchased	(5,860,912)	(69,702,281)
Net increase (decrease) in shares outstanding before conversion	(1,976,693)	(23,598,970)
Shares purchased upon conversion into other share class(es)	(6,914)	(81,995)
Net increase (decrease) in shares outstanding	(1,983,607)	$(23,680,965)

Class Z
Year ended October 31, 2024:
Shares sold	856,670,876	$10,218,646,742
Shares issued in reinvestment of dividends and distributions	81,699,371	974,088,708
Shares purchased	(519,167,690)	(6,172,377,851)
Net increase (decrease) in shares outstanding before conversion	419,202,557	5,020,357,599
Shares issued upon conversion from other share class(es)	5,802,554	69,041,015
Shares purchased upon conversion into other share class(es)	(19,572,980)	(238,593,971)
Net increase (decrease) in shares outstanding	405,432,131	$4,850,804,643

Year ended October 31, 2023:
Shares sold	740,869,940	$8,746,272,700
Shares issued in reinvestment of dividends and distributions	81,912,438	964,657,554
Shares purchased	(579,267,577)	(6,821,658,980)
Net increase (decrease) in shares outstanding before conversion	243,514,801	2,889,271,274
Shares issued upon conversion from other share class(es)	5,785,332	68,368,944
Shares purchased upon conversion into other share class(es)	(17,320,863)	(202,851,123)
Net increase (decrease) in shares outstanding	231,979,270	$2,754,789,095

Class R2
Year ended October 31, 2024:
Shares sold	1,508,122	$17,852,002
Shares issued in reinvestment of dividends and distributions	140,499	1,677,456
Shares purchased	(1,126,920)	(13,422,286)
Net increase (decrease) in shares outstanding	521,701	$6,107,172

Notes to Financial Statements (continued)

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	768,380	$8,998,271
Shares issued in reinvestment of dividends and distributions	174,991	2,066,116
Shares purchased	(1,258,629)	(14,866,336)
Net increase (decrease) in shares outstanding	(315,258)	$(3,801,949)

Class R4
Year ended October 31, 2024:
Shares sold	1,919,944	$22,873,681
Shares issued in reinvestment of dividends and distributions	109,953	1,311,743
Shares purchased	(2,796,245)	(33,230,723)
Net increase (decrease) in shares outstanding	(766,348)	$(9,045,299)

Year ended October 31, 2023:
Shares sold	1,856,129	$21,964,810
Shares issued in reinvestment of dividends and distributions	181,376	2,143,680
Shares purchased	(3,207,642)	(37,752,727)
Net increase (decrease) in shares outstanding before conversion	(1,170,137)	(13,644,237)
Shares issued upon conversion from other share class(es)	2,075	23,660
Shares purchased upon conversion into other share class(es)	(3,910)	(46,720)
Net increase (decrease) in shares outstanding	(1,171,972)	$(13,667,297)

Class R6
Year ended October 31, 2024:
Shares sold	565,834,136	$6,744,992,177
Shares issued in reinvestment of dividends and distributions	78,595,022	938,042,572
Shares purchased	(509,158,881)	(6,057,514,085)
Net increase (decrease) in shares outstanding before conversion	135,270,277	1,625,520,664
Shares issued upon conversion from other share class(es)	15,666,658	192,385,520
Shares purchased upon conversion into other share class(es)	(1,359,723)	(16,199,598)
Net increase (decrease) in shares outstanding	149,577,212	$1,801,706,586

Year ended October 31, 2023:
Shares sold	452,096,153	$5,339,510,213
Shares issued in reinvestment of dividends and distributions	94,424,026	1,113,947,168
Shares purchased	(520,389,811)	(6,111,761,591)
Net increase (decrease) in shares outstanding before conversion	26,130,368	341,695,790
Shares issued upon conversion from other share class(es)	13,537,893	158,393,106
Shares purchased upon conversion into other share class(es)	(1,991,738)	(23,623,481)
Net increase (decrease) in shares outstanding	37,676,523	$476,465,415

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended October 31, 2024.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	ESG Short Duration Multi-Sector	ESG Total Return Bond	Short Duration Multi-Sector Bond	Total Return Bond

Collarteralized Loan Obligations	–	X	–	X
Covenant-Lite	X	X	X	X
Credit	X	X	X	X
Currency	X	X	X	X
Debt Obligations	X	X	X	X
Derivatives	X	X	X	X
Economic and Market Events	X	X	X	X
Emerging Markets	–	X	–	X
ESG Methodology	X	X	–	–
Floating Rate and Other Loans	X	X	X	X

Notes to Financial Statements (continued)

Risks	ESG Short Duration Multi-Sector	ESG Total Return Bond	Short Duration Multi-Sector Bond	Total Return Bond

Foreign Securities	X	X	X	X
Increase in Expenses	X	X	X	X
Interest Rate	X	X	X	X
Junk Bonds	X	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X
Liquidity	X	X	X	X
Management	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X
Market	X	X	X	X
Mortgage-Backed and Asset-Backed Securities	X	X	X	X
New Fund	X	X	–	–
Portfolio Turnover	–	X	–	X
Structured Products	–	–	–	X
U.S. Government and Agency Securities	X	X	X	X

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Notes to Financial Statements (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

Notes to Financial Statements (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

Notes to Financial Statements (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Notes to Financial Statements (continued)

10.	Subsequent Event

On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which PGIM ESG Short Duration Multi-Sector Bond Fund and PGIM ESG Total Return Bond Fund (the “ESG Funds”) are series, approved a proposal to liquidate all of the assets of the ESG Funds and redeem any outstanding shares of the ESG Funds on or about February 25, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 17 and Shareholders of PGIM ESG Short Duration Multi-Sector Bond Fund, PGIM ESG Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM ESG Short Duration Multi-Sector Bond Fund, PGIM ESG Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund (constituting Prudential Investment Portfolios, Inc. 17, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM ESG Short Duration Multi-Sector Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM ESG Short Duration Multi-Sector Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and PGIM Limited (“PGIML”) (collectively, the “subadviser”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations,

[1]	PGIM ESG Short Duration Multi-Sector Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.

PGIM ESG Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM (through its PGIM Fixed Income unit) and PGIML, which collectively serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’

PGIM ESG Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadviser to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the year ended December 31, 2023. The Board considered that the Fund commenced operations on May 25, 2022, and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board considered that the Fund commenced operations on May 25, 2022, and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.39% for Class Z shares, and 0.32% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to develop a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

PGIM ESG Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

PGIM ESG Total Return Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM ESG Total Return Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and PGIM Limited (“PGIML” and together with PGIM, the “subadviser”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations,

[1]	PGIM ESG Short Duration Multi-Sector Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.

PGIM ESG Total Return Bond Fund

Approval of Advisory Agreements (continued)

the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM (through its PGIM Fixed Income unit) and PGIML, which collectively serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed

Visit our website at pgim.com/investments

Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional

PGIM ESG Total Return Bond Fund

Approval of Advisory Agreements (continued)

technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the year ended December 31, 2023. The Board considered that the Fund commenced operations on September 30, 2021, and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively

Visit our website at pgim.com/investments

determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.

•	The Board considered that the Fund commenced operations on September 30, 2021, and that longer-term performance was not yet available.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.76% for Class A shares, 1.51% for Class C shares, 0.49% for Class Z shares and 0.39% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to develop a longer performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM ESG Total Return Bond Fund

Approval of Advisory Agreements

PGIM Short Duration Multi-Sector Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short Duration Multi-Sector Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be

[1]	PGIM Short Duration Multi-Sector Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.

Visit our website at pgim.com/investments

shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board

Visit our website at pgim.com/investments

has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.39% for Class Z shares and 0.32% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

PGIM Total Return Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Total Return Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be

[1]	PGIM Total Return Bond Fund is a series of Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Approval of Advisory Agreements (continued)

shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board

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considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of

PGIM Total Return Bond Fund

Approval of Advisory Agreements (continued)

the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at pgim.com/investments

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, such that total annual operating expenses (exclusive of certain fees and expenses) are capped at 0.76% for Class A shares, 1.51% for Class C shares, 1.01% for Class R shares, 0.49% for Class Z shares, 0.89% for Class R2 shares, 0.64% for Class R4 shares, and 0.39% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Total Return Bond Fund

Item 12	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	–	Controls and Procedures

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)   There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	–	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	–	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	-	Exhibits

		(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

		(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

		(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX- 99.CERT.

		(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

		(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2024